UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Alexander Kymn

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Registrant is making a filing for 15 of its series:

The following 14 series of Wells Fargo Funds Trust have a June 30 fiscal year end:

Wells Fargo California Limited-Term Tax-Free Fund, Wells Fargo California Tax-Free Fund, Wells Fargo Colorado Tax-Free Fund, Wells Fargo High Yield Municipal Bond Fund, Wells Fargo Intermediate Tax/AMT-Free Fund, Wells Fargo Minnesota Tax-Free Fund, Wells Fargo Municipal Bond Fund, Wells Fargo North Carolina Tax-Free Fund, Wells Fargo Pennsylvania Tax-Free Fund, Wells Fargo Short-Term Municipal Bond Fund, Wells Fargo Strategic Municipal Bond Fund, Wells Fargo Ultra Short-Term Municipal Income Fund, Wells Fargo Wisconsin Tax-Free Fund, and Wells Fargo Alternative Strategies Fund.

The following series of Wells Fargo Funds Trust has a December 31 fiscal year end:

Wells Fargo Managed Account CoreBuilder Shares - Series M.

Date of reporting period: September 30, 2018

ITEM 1. INVESTMENTS

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.68%
California : 92.57%
Airport Revenue : 8.20%
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00%	12-31-2023	$750,000	$830,738
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	6-30-2024	550,000	612,535
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	12-31-2024	750,000	838,920
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2024	5,000,000	5,673,850
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2025	6,000,000	6,870,347
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2026	2,500,000	2,891,650
Los Angeles CA Department of Airports AMT Subordinate Bond Series A	5.00	5-15-2022	1,425,000	1,560,446
Los Angeles CA Department of Airports AMT Subordinate Bond Series A	5.00	5-15-2026	2,060,000	2,375,077
Los Angeles CA Department of Airports AMT Subordinate Bond Series C	5.00	5-15-2024	4,315,000	4,884,407
Los Angeles CA Department of Airports AMT Subordinate Bond Series C	5.00	5-15-2026	9,165,000	10,566,787
Sacramento County CA Airport System Refunding Bond AMT Subordinate Series F	5.00	7-1-2021	2,585,000	2,774,687
Sacramento County CA Airport System Refunding Bond AMT Subordinate Series F	5.00	7-1-2022	2,590,000	2,834,729
Sacramento County CA Airport System Refunding Bond AMT Subordinate Series F	5.00	7-1-2023	2,585,000	2,874,934
Sacramento County CA Airport System Refunding Bond AMT Subordinate Series F	5.00	7-1-2024	1,760,000	1,982,077
				47,571,184

Education Revenue : 4.38%
California Educational Facilities Authority Revenue Loma Linda University Series A	5.00	4-1-2024	550,000	622,325
California Educational Facilities Authority Revenue Loma Linda University Series A	5.00	4-1-2026	325,000	377,582
California Municipal Finance Authority California Baptist University Series A 144A	4.00	11-1-2021	850,000	867,247
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	6.00	8-1-2023	705,000	743,817
California Municipal Finance Authority Charter School Revenue Palmdale Aerospace Academy Project Series A 144A%%	3.88	7-1-2028	1,400,000	1,393,196
California Municipal Finance Authority Revenue Refunding Bond Biola University	5.00	10-1-2027	790,000	922,594
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2021	250,000	270,045
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2022	250,000	275,035
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2023	225,000	251,606
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2024	275,000	310,618
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2025	275,000	313,764
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2026	300,000	344,910
California School Finance Authority Bright Star School Obligation Group 144A	5.00	6-1-2027	1,860,000	1,964,941
California School Finance Authority Coastal Academy Project Series A 144A	5.00	10-1-2022	250,000	259,953
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2021	310,000	317,632

1

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
California School Finance Authority Rocketship Education Series A 144A	5.00%	6-1-2026	$500,000	$531,070
California Statewide CDA California Baptist University Series A	5.13	11-1-2023	715,000	761,668
California Statewide CDA California Baptist University Series B	3.50	11-1-2018	270,000	270,205
California Statewide CDA School Facilities	5.88	7-1-2022	1,220,000	1,299,849
California Statewide Community Refunding Bond California Baptist University Series A 144A	3.00	11-1-2022	2,000,000	2,005,440
University of California Series AK	5.00	5-15-2048	10,000,000	11,307,800
				25,411,297

GO Revenue : 23.03%
Alvord CA Unified School District Election of 2007 Series B (AGM Insured)	6.50	8-1-2020	1,605,000	1,739,884
Bassett CA Unified School District Refunding Bond Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2019	420,000	431,512
Bassett CA Unified School District Refunding Bond Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2021	550,000	594,858
Bassett CA Unified School District Refunding Bond Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2023	725,000	816,814
California	5.00	10-1-2021	6,795,000	7,407,977
California	5.00	11-1-2022	2,500,000	2,793,475
California	5.00	10-1-2023	8,400,000	9,554,160
California	5.25	10-1-2022	2,750,000	3,092,843
California Refunding Bond Various Purpose Bidding Group C	5.00	9-1-2027	8,500,000	10,010,365
California Series B (SIFMA Municipal Swap +0.38%) ±	1.94	12-1-2027	5,000,000	5,012,300
California Series B	5.00	9-1-2023	10,730,000	12,186,168
California Statewide Refunding Bond Various Purpose	5.00	8-1-2025	3,500,000	4,091,675
California Statewide Series B (1 Month LIBOR +0.76%) ±	2.24	12-1-2031	2,500,000	2,522,025
California Statewide Series E (1 Month LIBOR +0.83%) ±	2.31	12-1-2029	5,000,000	5,002,000
Central California Unified School District Refunding Bond (AGM Insured)	4.00	7-1-2020	500,000	519,440
Central California Unified School District Refunding Bond (AGM Insured)	5.00	7-1-2021	400,000	432,020
Central California Unified School District Refunding Bond (AGM Insured)	5.00	7-1-2022	750,000	828,533
Coachella Valley CA Unified School District (Build America Mutual Assurance Company Insured)	4.00	8-1-2020	2,455,000	2,547,725
Coachella Valley CA Unified School District (Build America Mutual Assurance Company Insured)	4.00	8-1-2021	2,230,000	2,354,612
Coachella Valley CA Unified School District (Build America Mutual Assurance Company Insured)	4.00	8-1-2022	1,000,000	1,071,080
Cotati Rohnert Park CA Unified School District Series B (AGM Insured)	5.00	8-1-2020	2,275,000	2,404,607
Dixon CA Unified School District (AGM Insured)	5.00	8-1-2021	1,210,000	1,311,471
Dixon CA Unified School District (AGM Insured)	5.00	8-1-2022	1,285,000	1,424,435
El Monte CA City School District BAN ¤	0.00	4-1-2023	2,000,000	1,794,140
El Monte CA Union High School Refunding Bond	5.00	6-1-2021	1,315,000	1,419,661
Fowler CA Unified School District School Facilities Improvement District #1 (National Insured)	5.20	7-1-2020	750,000	766,118
Hayward CA Unified School District Certificate of Participation (AGM Insured)	5.00	8-1-2022	500,000	556,205
Hayward CA Unified School District Certificate of Participation (AGM Insured)	5.00	8-1-2023	805,000	913,667
Huntington Beach CA City School District Election of 2002	4.00	8-1-2021	505,000	534,224
Inglewood CA Unified School District Election of 2012 Series B (Build America Mutual Assurance Company Insured)	4.00	8-1-2021	320,000	334,995
Inglewood CA Unified School District Election of 2012 Series B (Build America Mutual Assurance Company Insured)	4.00	8-1-2022	200,000	211,564
Inglewood CA Unified School District Election of 2012 Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2023	195,000	216,860
Inglewood CA Unified School District Election of 2012 Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2024	150,000	168,836
Inglewood CA Unified School District Election of 2012 Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2025	170,000	193,552

2

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Inglewood CA Unified School District Election of 2012 Series B (Build America Mutual Assurance Company Insured)	5.00%	8-1-2026	$235,000	$270,405
La Habra CA School District Refunding Bond	5.00	8-1-2019	950,000	976,201
La Habra CA School District Refunding Bond	5.00	8-1-2020	1,045,000	1,106,477
La Habra CA School District Refunding Bond	5.00	8-1-2021	805,000	872,507
Los Angeles CA Unified School District Refunding Bond Series D	5.00	7-1-2023	6,180,000	7,018,502
Merced CA Union High School CAB Series A (National Insured) ¤	0.00	8-1-2019	2,190,000	2,154,456
Mount Sanitary Antonio CA Community CAB College District ¤	0.00	4-1-2022	10,000,000	9,241,000
Natomas CA Unified School District (AGM Insured)	3.00	9-1-2019	1,000,000	1,011,180
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA Redevelopment Refunding Bond Authority	4.00	7-1-2020	500,000	518,650
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA Redevelopment Refunding Bond Authority	5.00	7-1-2021	950,000	1,018,400
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA Redevelopment Refunding Bond Authority	5.00	7-1-2022	750,000	820,583
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA Redevelopment Refunding Bond Authority	5.00	7-1-2023	755,000	842,195
Oakland CA Unified School District Alameda County Election of 2012 Series A	5.00	8-1-2022	750,000	834,608
Oakland CA Unified School District Alameda County Election of 2012 Series A	5.00	8-1-2024	600,000	694,290
Redondo Beach CA Unified School District CAB Election of 2008 Series E ¤	0.00	8-1-2020	460,000	443,707
Riverside CA Community College District Election of 2004 Series D ¤	0.00	8-1-2020	535,000	516,238
Salinas CA Union High School District CAB ¤	0.00	8-1-2020	5,000,000	4,780,150
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2021	275,000	294,836
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2022	500,000	545,755
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2023	1,000,000	1,107,770
San Mateo Foster City CA School District	5.00	8-15-2020	2,000,000	2,120,140
Santa Ana CA Unified School District CAB Election of 2008 Series A ¤	0.00	8-1-2020	1,815,000	1,750,713
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2019	225,000	229,077
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2021	345,000	363,302
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2022	425,000	452,782
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2023	405,000	435,529
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2024	420,000	455,158
Southern CA Mono Healthcare District	4.00	8-1-2019	845,000	858,275
SouthWestern Community College District Refunding Bond	5.00	8-1-2020	1,250,000	1,320,750
SouthWestern Community College District Refunding Bond	5.00	8-1-2021	2,710,000	2,941,163
Sweetwater CA Union High School District PFA Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	8-1-2021	620,000	671,280
Twin Rivers CA Unified School District Series A (Build America Mutual Assurance Company Insured)	4.00	8-1-2019	385,000	392,138
Twin Rivers CA Unified School District Series A (Build America Mutual Assurance Company Insured)	5.00	8-1-2020	510,000	539,055
Vacaville CA Unified School District Series C (Build America Mutual Assurance Company Insured)	5.00	8-1-2022	675,000	748,771
				133,605,844

Health Revenue : 7.37%
Association of Bay Area Governments California Finance Authority for Nonprofit Corporations O’Connor Woods	4.00	1-1-2019	955,000	960,587
Association of Bay Area Governments California Finance Authority for Nonprofit Corporations Sharp Healthcare Series A	5.00	8-1-2019	500,000	512,405
California CDA Loma Linda University Medical Center Series A	5.25	12-1-2029	1,000,000	1,100,880
California HFFA Catholic Healthcare West Series A	5.00	3-1-2019	700,000	708,715
California HFFA Catholic Healthcare West Series A	5.25	3-1-2023	4,000,000	4,274,480
California HFFA Chinese Hospital Associates	5.00	6-1-2019	200,000	203,918
California HFFA El Camino Hospital	5.00	2-1-2025	1,000,000	1,156,280
California HFFA Fellowship Homes Incorporated	5.00	9-1-2019	390,000	399,497
California HFFA Memorial Health Services Series A	5.00	10-1-2023	2,475,000	2,750,814
California HFFA Providence St. Joseph Series B1	1.25	10-1-2036	2,000,000	1,971,940
California HFFA Sutter Health Series A	5.00	11-15-2023	2,500,000	2,846,200

3

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
California Municipal Finance Authority BAN Open Door Community Health Centers	4.80%	11-15-2018	$3,000,000	$3,004,770
California Municipal Finance Authority Community Medical Centers Series A	5.00	2-1-2023	735,000	809,316
California Municipal Finance Authority Community Medical Centers Series A	5.00	2-1-2024	500,000	558,825
California Municipal Finance Authority Revenue Community Medical Centers Series A	5.00	2-1-2025	1,000,000	1,131,120
California Municipal Finance Authority Revenue Insured Channing House Project Series A	5.00	5-15-2022	475,000	525,383
California Municipal Finance Authority Revenue Insured Channing House Project Series A	5.00	5-15-2023	925,000	1,045,537
California Municipal Finance Authority Revenue Refunding Bond Community Medical Centers Series A	5.00	2-1-2022	1,000,000	1,081,380
California Municipal Finance Authority Revenue Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2029	400,000	448,376
California Statewide CDA Adventist Health Systems West Series A	5.00	3-1-2024	800,000	911,968
California Statewide CDA Health Facilities Catholic Series F (AGM Insured) (m)	1.81	7-1-2040	1,000,000	1,000,000
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2021	500,000	539,635
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2022	395,000	434,713
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2023	500,000	559,875
California Statewide CDA Huntington Memorial Hospital	5.00	7-1-2025	500,000	570,150
California Statewide CDA Huntington Memorial Hospital	5.00	7-1-2026	500,000	575,360
California Statewide CDA Insured Viamonte Senior Living 1 Project	3.00	7-1-2025	3,000,000	3,035,130
California Statewide CDA Redwoods Project	3.00	11-15-2018	400,000	400,660
California Statewide CDA Revenue Loma Linda University Medical Center Series A 144A	5.00	12-1-2026	250,000	276,980
California Statewide CDA Revenue Loma Linda University Medical Center Series A 144A	5.00	12-1-2027	300,000	334,008
California Statewide CDA Revenue Loma Linda University Medical Center Series A 144A	5.00	12-1-2028	250,000	279,425
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2018	335,000	335,623
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2019	400,000	409,508
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2020	250,000	260,985
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2021	275,000	292,061
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2022	375,000	404,194
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2023	300,000	327,480
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2024	300,000	330,660
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2025	330,000	366,475
San Buenaventura CA Community Mental Health System	6.00	12-1-2019	2,000,000	2,076,200
San Buenaventura CA Community Mental Health System	6.50	12-1-2021	2,585,000	2,875,037
Washington Township CA Health Refunding Bond Series A	5.00	7-1-2023	600,000	656,874
				42,743,424

Housing Revenue : 3.33%
California Department of Veterans Affairs Home Purchase Series A	3.50	12-1-2021	855,000	886,738
California HFA Home Mortgage Series A (GNMA/FNMA/FHLMC Insured)	3.75	8-1-2020	370,000	371,850
California Municipal Finance Authority Mobile Senior Caritas Affordable Housing Incorporated Projects Series A	5.00	8-15-2019	515,000	527,787
California Municipal Finance Authority Mobile Senior Caritas Projects Series A	5.00	8-15-2023	500,000	553,330

4

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)
California Municipal Finance Authority Mobile Senior Caritas Projects Series A	5.00%	8-15-2025	$500,000	$565,290
California Municipal Finance Authority Mobile Senior Caritas Projects Series A	5.00	8-15-2027	785,000	900,513
California Municipal Finance Authority Multifamily 1 Church Street Series B	2.19	9-1-2021	10,000,000	9,986,900
California Municipal Finance Authority Peppertree Senior Apartments Series A (FHLMC Insured, FHLMC LIQ)	2.80	6-1-2023	2,500,000	2,551,600
California Municipal Finance Authority Village Grove Apartments Series A (FHLMC Insured, FHLMC LIQ)	3.10	12-1-2021	1,000,000	1,025,180
California PFA NCCD-Claremont Properties LLC University Housing Project Series A 144A	5.00	7-1-2027	1,825,000	1,933,661
				19,302,849

Industrial Development Revenue : 0.36%
California PCFA AMT Calplant I Project 144A	7.00	7-1-2022	500,000	515,280
California PCFA AMT Calplant I Project 144A	7.50	7-1-2032	1,500,000	1,548,315
				2,063,595

Miscellaneous Revenue : 12.55%
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A	4.00	12-1-2019	1,000,000	1,026,610
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A	5.00	12-1-2021	1,000,000	1,096,670
Albany CA Limited Obligation Improvement Bond Act of 1915 (Ambac Insured)	4.75	9-2-2019	455,000	461,534
Association of Bay Area Governments California Finance Authority for Nonprofit Corporations Jackson Laboratory	5.00	7-1-2019	730,000	747,630
Brentwood CA Infrastructure Financing Authority Subordinate Bond Series B	4.00	9-2-2021	1,135,000	1,195,359
California	5.00	9-1-2022	2,240,000	2,493,523
California Infrastructure & Economic Development Bank Refunding Bond California Academy of Sciences Project Series C (1 Month LIBOR +0.38%) ±	1.95	8-1-2047	4,000,000	4,001,000
California Public Works Board Capital Project Series G	5.00	11-1-2020	3,000,000	3,193,860
California Public Works Board Department of Corrections & Rehabilitation Series C	5.00	10-1-2022	1,500,000	1,671,435
California Public Works Board Judicial Council Projects Series B	5.00	10-1-2022	500,000	557,145
California Public Works Board Judicial Council Projects Series D	5.00	12-1-2019	1,000,000	1,038,320
California Public Works Board Various Capital Projects Series I	5.00	11-1-2020	1,250,000	1,330,775
California Statewide CDA Refunding Bond (AGM Insured)	5.00	11-15-2019	250,000	259,133
California Statewide CDA Refunding Bond (AGM Insured)	5.00	11-15-2020	210,000	223,276
California Statewide CDA Refunding Bond (AGM Insured)	5.00	11-15-2021	200,000	218,116
California Statewide CDA Refunding Bond (AGM Insured)	5.00	11-15-2022	200,000	222,936
California Statewide Community Monterey County Savers Bond (Build America Mutual Assurance Company Insured)	5.00	8-1-2027	2,185,000	2,574,629
Carlsbad CA Improvement Bond Act of 1915	3.00	9-2-2019	540,000	544,385
Chula Vista CA Certificate of Participation Refunding Bond Police Facility Project	5.00	10-1-2021	720,000	784,951
Compton CA PFA Lease 144A	4.00	9-1-2022	2,000,000	2,032,840
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	2,000,000	1,988,080
Desert Sands CA Unified School District Certificate of Participation (Build America Mutual Assurance Company Insured)	5.00	3-1-2024	1,500,000	1,709,130
Fresno County CA Financing Authority Lease Series A (AGM Insured)	3.00	8-1-2019	970,000	980,660
Fresno County CA Joint Powers Financing Authority Refunding Bond Master Lease Project Series A (AGM Insured)	5.00	4-1-2025	750,000	855,525
Golden Empire School CA Financing Authority Refunding Bond Kern High School District	5.00	5-1-2021	1,000,000	1,075,860
Hayward CA Unified School District Certificate of Participation (AGM Insured)	3.00	6-1-2019	750,000	756,450

5

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00%	9-2-2023	$800,000	$895,120
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00	9-2-2024	850,000	964,682
Lodi CA Public Financing Authority Electric Refunding Bond (AGM Insured)	5.00	9-1-2024	1,100,000	1,262,008
Los Angeles CA Public Works Series D	5.00	12-1-2027	1,605,000	1,879,262
Los Angeles CA Unified School District Certificate of Participation Headquarters Building Projects Series B	5.00	10-1-2025	1,875,000	2,072,569
Los Angeles County CA Public Works Multiple Capital Projects II	5.00	8-1-2020	500,000	529,415
Los Angeles County CA Schools Pooled Financing Program Certificate of Participation Series A4	4.00	7-1-2019	5,000,000	5,066,450
Madera CA Unified School District Certificate of Participation School Facilities Project (Build America Mutual Assurance Company Insured)	5.00	9-1-2028	1,000,000	1,050,640
Norwalk CA Community Facilities Financing Series A (AGM Insured)	4.00	6-1-2019	280,000	284,340
Norwalk CA Community Facilities Financing Series A (AGM Insured)	4.00	6-1-2020	350,000	362,971
Norwalk CA Community Facilities Financing Series B (AGM Insured)	4.00	6-1-2019	625,000	634,688
Norwalk CA Community Facilities Financing Series B (AGM Insured)	4.00	6-1-2020	650,000	674,089
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District	4.00	9-2-2021	450,000	474,975
Riverside County CA Asset Leasing Corporation Riverside Hospital Project (National Insured) ¤	0.00	6-1-2019	1,000,000	985,770
Riverside County CA Public Financing County Facilities Projects	4.00	5-1-2020	795,000	822,125
Riverside County CA Public Financing County Facilities Projects	5.00	5-1-2019	840,000	855,884
Sacramento CA City Financing Refunding Bond Master Lease Program Facilities (Build America Mutual Assurance Company Insured)	5.00	12-1-2022	800,000	892,688
Sacramento CA City Schools Joint Powers Financing Authority Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2019	1,050,000	1,064,648
Sacramento CA City Schools Joint Powers Financing Authority Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2020	1,185,000	1,239,214
Sacramento CA City Schools Joint Powers Financing Authority Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2021	830,000	888,175
Sacramento CA City Schools Joint Powers Financing Authority Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2022	775,000	848,385
Sacramento CA City Schools Joint Powers Financing Authority Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2023	815,000	910,477
San Bernardino County CA Certificate of Participation Arrowhead Project Series A	5.50	8-1-2020	1,000,000	1,029,750
Santa Clara County CA Financing Authority Capital Projects Series A	4.00	2-1-2024	6,000,000	6,380,640
Santa Cruz County CA Capital Financing Public Facilities Project (AGM Insured)	4.00	8-1-2020	150,000	155,858
Santa Cruz County CA Capital Financing Public Facilities Project (AGM Insured)	5.00	8-1-2021	125,000	135,088
Santa Cruz County CA Capital Financing Public Facilities Project (AGM Insured)	5.00	8-1-2022	165,000	182,198
Sutter Butte CA Flood Agency Assessment (Build America Mutual Assurance Company Insured)	5.00	10-1-2023	1,280,000	1,437,120
Sutter Butte CA Flood Agency Assessment (Build America Mutual Assurance Company Insured)	5.00	10-1-2024	715,000	812,698
Sutter Butte CA Flood Agency Assessment (Build America Mutual Assurance Company Insured)	5.00	10-1-2025	1,575,000	1,809,974
Sweetwater CA Union High School District PFA Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	9-1-2019	1,000,000	1,030,060
Ventura County CA PFA Series B	5.00	11-1-2019	375,000	387,780
Ventura County CA PFA Series B	5.00	11-1-2020	250,000	266,580
Visalia CA Certificate of Participation (AGM Insured)	4.00	12-1-2020	250,000	260,045
Visalia CA Certificate of Participation (AGM Insured)	4.00	12-1-2021	250,000	264,068
Visalia CA Certificate of Participation (AGM Insured)	5.00	12-1-2022	335,000	370,989
West Sacramento CA Flood Control Agency	2.75	9-1-2019	285,000	287,699
West Sacramento CA Flood Control Agency	5.00	9-1-2020	290,000	307,545
				72,816,499

6

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue : 24.08%
California School Infrastructure Financing Agency Refunding Bond (AGM Insured)	5.00%	9-1-2021	$1,300,000	$1,406,379
California Statewide Community Facilities District #2015-01	5.00	9-1-2027	500,000	548,205
Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2020	775,000	822,810
Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2021	855,000	925,367
Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2022	600,000	662,982
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2020	2,295,000	2,415,969
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2021	2,425,000	2,624,165
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2022	2,550,000	2,814,792
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2023	1,735,000	1,953,037
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A (AGM Insured)	5.00	8-1-2024	1,770,000	2,018,951
Chino CA PFA Local Agency Series A (AGM Insured)	5.00	9-1-2022	1,830,000	2,008,846
Chino CA PFA Local Agency Series A (AGM Insured)	5.00	9-1-2024	660,000	746,684
Commerce CA RDA CAB Project #1 ¤	0.00	8-1-2021	935,000	826,269
Commerce CA Successor Agency to the Community Development Commission Refunding Bond Series A (AGM Insured)	5.00	8-1-2023	600,000	674,232
Contra Costa CA Transportation Authority Refunding Bond Series A (1 Month LIBOR +0.25%) ±	1.70	3-1-2034	4,000,000	3,992,120
Culver City CA RDA CAB Tax Allocation Series A ¤	0.00	11-1-2019	2,575,000	2,518,067
Dinuba CA RDA Successor Agency to Merged City Project #2 (Build America Mutual Assurance Company Insured)	4.00	9-1-2019	210,000	213,973
Dinuba CA RDA Successor Agency to Merged City Project #2 (Build America Mutual Assurance Company Insured)	5.00	9-1-2021	250,000	270,605
Dinuba CA RDA Successor Agency to Merged City Project #2 (Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	276,405
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2020	1,000,000	1,057,900
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2021	3,170,000	3,441,320
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2022	2,395,000	2,660,486
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2023	1,025,000	1,162,852
Fremont CA Community Facilities District	5.00	9-1-2024	1,000,000	1,118,540
Fullerton CA Community Facilities District	4.00	9-1-2019	665,000	677,582
Garden Grove CA Agency Community Refunding Bond Garden Grove Community Project (Build America Mutual Assurance Company Insured)	4.00	10-1-2021	770,000	813,205
Garden Grove CA Agency Community Refunding Bond Garden Grove Community Project (Build America Mutual Assurance Company Insured)	5.00	10-1-2022	3,015,000	3,341,223
Imperial Beach CA RDA Palm Avenue Commercial Redevelopment Project (Build America Mutual Assurance Company Insured)	4.00	6-1-2020	775,000	800,482
Inglewood CA Redevelopment Refunding Bond Subordinate Lien Merged Redevelopment Project (Build America Mutual Assurance Company Insured)	5.00	5-1-2025	1,000,000	1,150,810
Inglewood CA Unified School District School Facilities Authority (AGM Insured)	5.25	10-15-2023	8,670,000	9,636,965
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2020	320,000	338,317
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2021	340,000	368,172
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2022	365,000	404,584
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2023	375,000	423,713
Irwindale CA Community Redevelopment Agency Tax Allocation Revenue Refunding Bond City Industrial Development Project (AGM Insured)	5.55	7-15-2023	2,860,000	3,244,985
Irwindale CA Community Redevelopment Agency Tax Allocation Refunding Bond City Industrial Development Project (AGM Insured)	5.85	7-15-2025	1,810,000	2,160,271
Jurupa CA PFA Series A	5.00	9-1-2020	550,000	580,399
La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2019	1,150,000	1,183,615
La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2020	1,045,000	1,107,010
La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2021	565,000	614,918
La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2022	615,000	685,098

7

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00%	8-1-2024	$870,000	$993,383
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2029	400,000	460,872
Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	4.00	9-1-2022	450,000	481,257
Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	4.00	9-1-2024	600,000	653,664
Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	5.00	9-1-2025	550,000	637,555
Los Angeles County CA Community Facilities District #5 Rowland Heights Area (AGM Insured)	5.00	9-1-2019	165,000	166,950
Los Angeles County CA Redevelopment Refunding Bond Authority Hollywood Redevelopment Project	5.00	7-1-2019	1,780,000	1,823,788
Los Angeles County CA Redevelopment Refunding Bond Authority Series D	5.00	9-1-2019	2,545,000	2,614,937
Menifee CA Union School District Public Series A	4.00	9-1-2022	540,000	569,392
Modesto CA Community Facilities District #2004-1 Village One #2	4.50	9-1-2019	580,000	591,890
Monrovia CA RDA Subordinate Central Project #1	4.00	8-1-2019	815,000	829,091
Oakdale CA Successor Agency to Oakdale Community RDA Series A (AGM Insured)	5.00	6-1-2027	350,000	407,628
Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2023	375,000	413,918
Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2025	335,000	376,302
Orange County CA Development Agency Santa Ana Heights Project	5.00	9-1-2019	1,085,000	1,115,315
Orange County CA Development Agency Santa Ana Heights Project	5.00	3-1-2020	1,110,000	1,157,131
Orange County CA Development Agency Santa Ana Heights Project	5.00	9-1-2020	1,140,000	1,204,547
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2021	1,885,000	2,040,908
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2022	1,305,000	1,444,570
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2023	780,000	881,072
Placentia CA RDA Project (Build America Mutual Assurance Company Insured)	4.00	8-1-2019	580,000	591,136
Placentia CA RDA Project (Build America Mutual Assurance Company Insured)	5.00	8-1-2020	600,000	635,076
Poway CA Unified School District PFA	4.00	9-15-2020	335,000	349,274
Poway CA Unified School District PFA (Build America Mutual Assurance Company Insured)	4.00	10-1-2020	300,000	312,591
Poway CA Unified School District PFA (Build America Mutual Assurance Company Insured)	4.00	10-1-2021	185,000	195,269
Poway CA Unified School District PFA Series B (Build America Mutual Assurance Company Insured)	5.00	9-1-2024	1,115,000	1,267,989
Poway CA Unified School District PFA Series B (Build America Mutual Assurance Company Insured)	5.00	9-1-2025	775,000	892,521
Rialto CA RDA Successor Agency to Merged Project Area	5.00	9-1-2022	475,000	526,680
Riverside CA PFA Local Measure Certificate of Participation Riverside Pavement Rehabilitation Project (AGM Insured)	5.00	6-1-2023	845,000	947,710
Riverside County CA PFA Indian Wells Project Series A (AGM Insured)	5.00	9-1-2020	1,610,000	1,708,355
Romoland CA School District Community Facilities District #2004-1	4.00	9-1-2019	850,000	865,156
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2023	400,000	451,688
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2029	300,000	352,257
Roseville CA Special Tax Refunding Bond Community Facilities District	4.00	9-1-2019	875,000	890,435
Roseville CA Special Tax Refunding Bond Community Facilities District	5.00	9-1-2020	1,050,000	1,105,388
Roseville CA Special Tax Refunding Bond Community Facilities District	5.00	9-1-2021	500,000	536,805
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2024	1,905,000	2,139,639
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2029	1,595,000	1,800,245

8

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
San Francisco CA City & County RDA Successor Agency to Community Facilities District #6 Mission Bay South Series A	5.00%	8-1-2019	$555,000	$570,213
San Francisco CA City & County RDA Successor Agency to Community Facilities District #6 Mission Bay South Series A	5.00	8-1-2025	1,600,000	1,761,184
San Francisco CA City & County RDA Successor Agency to Mission Bay South Redevelopment Project Series A	5.00	8-1-2020	500,000	527,095
San Francisco CA City & County RDA Successor Agency to Mission Bay South Redevelopment Project Series A	5.00	8-1-2022	375,000	413,359
San Francisco CA City & County RDA Successor Agency to Mission Bay South Redevelopment Project Subordinate Bond Series D 144A	3.00	8-1-2021	4,000,000	4,017,200
San Jose CA Convention Center Expansion & Renovation Project	5.25	5-1-2023	1,465,000	1,581,834
San Jose CA RDA Tax Refunding Bond Merged Area Redevelopment Project Series A-1	5.00	8-1-2022	800,000	846,320
San Marcos CA Unified School District Community Facilities District #5 (Build America Mutual Assurance Company Insured)	5.00	9-1-2020	220,000	233,440
San Marcos CA Unified School District Community Facilities District #5 (Build America Mutual Assurance Company Insured)	5.00	9-1-2021	270,000	293,293
San Marcos CA Unified School District Community Facilities District #5 (Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	277,698
San Mateo County CA Transportation Authority Series A (National Insured) ¤	0.00	12-1-2018	270,000	269,055
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2021	1,775,000	1,910,486
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2022	1,865,000	2,051,052
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2023	1,945,000	2,179,586
Santa Ana CA Community RDA Merged Project Area Series A	5.25	9-1-2019	1,000,000	1,031,120
Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	9-1-2019	625,000	643,213
Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	9-1-2020	1,000,000	1,059,140
Solana Beach CA School District Special Tax PFA	4.00	9-1-2019	735,000	749,582
Stanton CA RDA Consolidated Project Series A (AGM Insured)	4.00	12-1-2018	410,000	411,615
Stockton CA RDA Refunding Bond Series A (AGM Insured)	5.00	9-1-2025	1,675,000	1,932,431
Successor Agency to the Morgan Hill CA RDA Series A	5.00	9-1-2021	1,055,000	1,147,576
Successor Agency to the Rancho Mirage CA RDA Refunding Bond Subordinate Lien Series A (Build America Mutual Assurance Company Insured)	5.00	4-1-2019	580,000	589,669
Successor Agency to the Rancho Mirage CA RDA Series A (Build America Mutual Assurance Company Insured)	5.00	4-1-2019	850,000	864,170
Successor Agency to the Rancho Mirage CA RDA Series A (Build America Mutual Assurance Company Insured)	5.00	4-1-2019	600,000	610,002
Successor Agency to the Richmond CA Community RDA Series A (Build America Mutual Assurance Company Insured)	4.50	9-1-2025	160,000	175,458
Successor Agency to the Richmond CA Community RDA Series A (Build America Mutual Assurance Company Insured)	5.00	9-1-2021	310,000	335,184
Successor Agency to the Richmond CA Community RDA Series A (Build America Mutual Assurance Company Insured)	5.00	9-1-2022	300,000	331,212
Successor Agency to the Richmond CA Community RDA Series A (Build America Mutual Assurance Company Insured)	5.00	9-1-2023	265,000	297,929
Successor Agency to the Richmond CA Community RDA Series A (Build America Mutual Assurance Company Insured)	5.00	9-1-2025	150,000	168,215
Successor Agency to the Riverside County CA RDA Desert Communities Project Area Series D	5.00	10-1-2020	405,000	428,182
Successor Agency to the Riverside County CA RDA Desert Communities Project Area Series D	5.00	10-1-2022	445,000	492,250
Successor Agency to the Riverside County CA RDA Desert Communities Project Area Series D	5.00	10-1-2023	470,000	529,347
Successor Agency to the Riverside County CA RDA Project Area #1 Series A	5.00	10-1-2020	365,000	385,893
Successor Agency to the Riverside County CA RDA Project Area #1 Series A	5.00	10-1-2022	240,000	265,483

9

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Successor Agency to the Riverside County CA RDA Project Area #1 Series A	5.00%	10-1-2023	$460,000	$518,084
Sulphur Springs CA Union School District Prerefunded Bond Community Facilities District #2002-1 Series A	3.00	9-1-2019	295,000	297,870
Sulphur Springs CA Union School District Unrefunded Bond Community Facilities District #2002-1 Series A	3.00	9-1-2019	300,000	303,381
Tracy CA Community Facilities District #2016-1	4.00	9-1-2021	140,000	145,223
Tracy CA Community Facilities District #2016-1	4.00	9-1-2022	180,000	187,816
Tracy CA Community Facilities District #2016-1	4.00	9-1-2024	135,000	140,848
Tracy CA Community Facilities District #2016-1	4.00	9-1-2025	155,000	161,656
Tracy CA Community Facilities District #2016-1	5.00	9-1-2028	425,000	472,851
Tustin CA Community Facilities District #6-1 Legacy Columbus Villages Series A	5.00	9-1-2025	1,000,000	1,161,250
Upland CA Successor Agency to Merged Project Tax Allocation Bond (AGM Insured)	5.00	9-1-2023	1,000,000	1,127,230
Vacaville CA RDA Tax Allocation Refunding Bond Subordinate Redevelopment Projects	5.00	9-1-2020	600,000	635,136
Vacaville CA RDA Tax Allocation Refunding Bond Subordinate Redevelopment Projects	5.00	9-1-2021	600,000	649,278
Vacaville CA RDA Tax Allocation Refunding Bond Subordinate Redevelopment Projects	5.00	9-1-2022	1,050,000	1,161,321
Val Verde CA Unified School District (Build America Mutual Assurance Company Insured)	4.00	10-1-2020	350,000	363,220
Val Verde CA Unified School District (Build America Mutual Assurance Company Insured)	4.00	10-1-2021	375,000	394,811
Val Verde CA Unified School District (Build America Mutual Assurance Company Insured)	5.00	10-1-2022	665,000	733,196
Western Riverside County CA Regional Wastewater Authority Series A-1	4.00	9-1-2019	1,830,000	1,863,800
Yuba City CA RDA Refunding Bond (AGM Insured)	5.00	9-1-2025	750,000	871,455
				139,692,601

Tobacco Revenue : 1.71%
Golden CA Tobacco Securitization Corporation Asset Series A	5.00	6-1-2022	2,000,000	2,203,460
Golden CA Tobacco Securitization Corporation Asset Series A1	3.50	6-1-2036	1,500,000	1,500,510
Golden CA Tobacco Securitization Corporation Asset Series A1	5.00	6-1-2026	2,500,000	2,829,000
Golden CA Tobacco Securitization Corporation Asset Series A1	5.00	6-1-2027	3,000,000	3,417,840
				9,950,810

Transportation Revenue : 0.59%
Alameda County CA Corridor Transportation Authority Prerefunded Bond CAB Subordinate Lien Series A (Ambac Insured) ¤	0.00	10-1-2019	2,780,000	2,729,404
Alameda County CA Corridor Transportation Authority Unrefunded Bond CAB Subordinate Lien Series A (Ambac Insured) ¤	0.00	10-1-2019	220,000	214,194
Sacramento CA Regional Transportation District Farebox	5.00	3-1-2019	500,000	506,830
				3,450,428

Utilities Revenue : 2.35%
Colton CA PFA Series A	4.00	4-1-2019	415,000	419,602
Modesto CA Irrigation District Electric Refunding Bond Series A	5.00	7-1-2020	500,000	527,120
Southern California Public Power Authority Refunding Bond Canyon Power Project Series A	2.25	7-1-2040	6,000,000	6,004,800
Southern California Public Power Authority Refunding Bond Canyon Power Project Series A	5.00	7-1-2026	1,000,000	1,080,050
Southern California Public Power Authority Refunding Bond Canyon Power Project Series A	5.00	7-1-2027	1,000,000	1,079,500
Southern California Public Power Authority Refunding Bond Canyon Power Project Series B (SIFMA Municipal Swap +0.25%) ±	1.81	7-1-2040	4,000,000	3,994,040
Walnut CA Energy Center Authority Refunding Bond Series A	5.00	1-1-2021	500,000	534,725
				13,639,837

10

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 4.62%
Eastern California Municipal Water District Refunding Bond Series B (1 Month LIBOR +0.30%) ±	1.86%	7-1-2030	$5,000,000	$4,995,750
Eastern California Municipal Water District Refunding Bond Series C (SIFMA Municipal Swap +0.25%) ±	1.81	7-1-2046	3,000,000	3,000,000
El Centro CA Financing Authority Series A (AGM Insured)	2.50	10-1-2018	485,000	485,000
Florin CA Resource Conservation District Series A (National Insured)	5.00	9-1-2019	1,000,000	1,027,940
Florin CA Resource Conservation District Series A (National Insured)	5.00	9-1-2020	1,000,000	1,056,620
Florin CA Resource Conservation District Series A (National Insured)	5.00	9-1-2021	1,250,000	1,350,450
Florin CA Resource Conservation District Series A (National Insured)	5.00	9-1-2022	1,250,000	1,378,563
Goleta CA Water District Certificate of Participation Series A (AGM Insured)	5.00	12-1-2019	125,000	129,525
Goleta CA Water District Certificate of Participation Series A (AGM Insured)	5.00	12-1-2020	140,000	149,493
Oxnard CA Financing Authority Refunding Bond (AGM Insured)	5.00	6-1-2021	735,000	790,118
San Fransico City & County CA Public Utilities Commision Series C Green Bond	2.13	10-1-2048	10,000,000	9,950,600
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2019	100,000	101,395
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2020	100,000	104,575
Vallejo CA Refunding Bond (National Insured)	5.00	5-1-2019	790,000	791,880
Vallejo CA Refunding Bond (National Insured)	5.00	5-1-2021	1,500,000	1,502,970
				26,814,879

				537,063,247

Guam : 0.53%
Airport Revenue : 0.24%
Guam Port Authority AMT Series B	5.00	7-1-2023	540,000	589,178
Guam Port Authority AMT Series B	5.00	7-1-2024	750,000	825,285
				1,414,463

Utilities Revenue : 0.29%
Guam Power Authority Series A (AGM Insured)	5.00	10-1-2019	1,640,000	1,684,887

				3,099,350

Illinois : 2.23%
Miscellaneous Revenue : 1.82%
Illinois Series D	5.00	11-1-2025	10,000,000	10,554,200

Tax Revenue : 0.41%
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2025	650,000	702,111
Illinois Sales Tax Securitization Corporation Series A	5.00	1-1-2025	1,500,000	1,682,385
				2,384,496

				12,938,696

Michigan : 0.34%
Tax Revenue : 0.34%
Michigan Strategic Fund Limited Obligation Events Center Project Series A	4.13	7-1-2045	2,000,000	2,003,240

11

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
New Jersey : 0.38%
Transportation Revenue : 0.38%
New Jersey TTFA Series DC8033 (Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	1.84%	12-15-2022	$2,185,000	$2,185,000

New York : 1.56%
Airport Revenue : 0.96%
New York Transportation Development Corporation Special Delta Air Lines Incorporated LaGuardia	5.00	1-1-2026	5,000,000	5,557,300

Tax Revenue : 0.60%
New York City NY Transitional Finance Authority Subseries 2B (Dexia Credit Local SPA) ø	1.73	11-1-2022	3,500,000	3,500,000

				9,057,300

Texas : 1.07%
Resource Recovery Revenue : 1.07%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B ø	1.80	4-1-2040	3,200,000	3,200,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Subordinate Series D ø	1.80	11-1-2040	3,000,000	3,000,000
				6,200,000

Total Municipal Obligations (Cost $567,633,691)				572,546,833

Other : 0.86%
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A 144A§øø	1.86	10-1-2047	5,000,000	5,000,000

Total Other (Cost $5,000,000)				5,000,000

	Yield		Shares
Short-Term Investments : 0.36%
Investment Companies : 0.32%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##		1.46	1,862,948	1,864,998

			Principal
U.S. Treasury Securities : 0.04%
U.S. Treasury Bill (z)#	2.08	12-13-2018	$230,000	229,010

Total Short-Term Investments (Cost $2,094,017)				2,094,008

Total investments in securities (Cost $574,727,708)	99.90%			579,640,841
Other assets and liabilities, net	0.10			555,580

Total net assets	100.00%			$580,196,421

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is issued on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

12

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of Credit
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

13

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(200)	12-19-2018	$(23,937,160)	$(23,756,250)	$180,910	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	1,529,712	91,205,533	90,872,297	1,862,948	$1,864,998	0.32%

Wells Fargo California Limited-Term Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$572,546,833	$0	$572,546,833
Other	0	5,000,000	0	5,000,000
Short-term investments
Investment companies	1,864,998	0	0	1,864,998
U.S. Treasury securities	229,010	0	0	229,010

	2,094,008	577,546,833	0	579,640,841
Futures contracts	180,910	0	0	180,910

Total assets	$2,274,918	$577,546,833	$0	$579,821,751

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At September 30, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo California Tax-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.73%
California : 93.71%
Airport Revenue : 3.16%
California Municipal Finance Authority Senior Lien Airport Project Series A	5.00%	12-31-2047	$4,250,000	$4,625,743
Los Angeles CA Harbor Department	7.60	10-1-2018	15,000	15,000
Palm Springs CA Palm Springs International Airport	6.40	7-1-2023	500,000	500,340
Sacramento County CA Airport System Refunding Bond AMT Senior Series C	5.00	7-1-2038	6,000,000	6,742,800
Sacramento County CA Airport System Refunding Bond AMT Senior Series C	5.00	7-1-2039	4,000,000	4,491,680
San Francisco CA City & County International Airport AMT Series A	5.00	5-1-2047	7,715,000	8,488,043
San Jose CA Airport AMT Refunding Bond Series A	5.00	3-1-2047	4,000,000	4,382,000
San Jose CA Airport Refunding Bond Series B	5.00	3-1-2042	1,750,000	1,960,140
				31,205,746

Education Revenue : 4.87%
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2042	2,645,000	2,924,206
California Municipal Finance Authority California Baptist University Series A 144A	4.00	11-1-2021	850,000	867,247
California Municipal Finance Authority California Baptist University Series A 144A	5.00	11-1-2025	1,025,000	1,114,237
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	6.75	8-1-2033	1,525,000	1,673,062
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	1,000,000	1,099,090
California Municipal Finance Authority Refunding Bond Biola University Incorporated	5.00	10-1-2035	600,000	675,858
California Municipal Financing Authority Charter School Palmdale Aerospace Academy Project 144A	5.00	7-1-2041	1,250,000	1,291,238
California Municipal Financing Authority Charter School Revenue Palmdale Aerospace Academy Series A 144A%%	5.00	7-1-2049	1,800,000	1,860,174
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2047	1,000,000	1,018,950
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2054	1,000,000	1,011,850
California School Finance Authority Classical Academies Project Series A 144A	3.25	10-1-2022	2,560,000	2,538,214
California School Finance Authority Green Dot Public Schools Projects 144A	4.00	8-1-2025	475,000	494,285
California School Finance Authority Green Dot Public Schools Projects 144A	5.00	8-1-2035	2,525,000	2,686,903
California School Finance Authority KIPP Louisiana School Projects Series A 144A	5.00	7-1-2035	1,000,000	1,083,150
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2036	945,000	973,530
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2046	2,100,000	2,142,777
California Statewide CDA Refunding Bond California Baptist University Series A 144A	5.00	11-1-2032	1,135,000	1,267,364
California Statewide CDA Refunding Bond California Baptist University Series A 144A	5.00	11-1-2041	2,875,000	3,140,075
California Statewide CDA School Facility Alliance for College-Ready Public Schools	6.75	7-1-2031	1,625,000	1,756,316
California Statewide CDA School Facility Aspire Public Schools	5.00	7-1-2020	670,000	675,541
California Statewide CDA School Facility Aspire Public Schools	5.20	7-1-2020	135,000	136,183
California University Systemwide Refunding Bond Series A	4.00	11-1-2038	8,000,000	8,350,880
California University Systemwide Refunding Bond Series A ##	5.00	11-1-2045	6,400,000	7,156,096

1

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
University of California Series AI	5.00%	5-15-2038	$2,000,000	$2,205,780
				48,143,006

GO Revenue : 31.54%
Alhambra CA Unified School District Election of 2008 Series B (AGM Insured)	6.00	8-1-2029	4,100,000	4,566,990
Alvord CA Unified School District Election of 2012 Series A (AGM Insured)	5.25	8-1-2037	1,620,000	1,795,770
Bassett CA Unified School District Refunding Bond Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2027	1,050,000	1,196,171
Beaumont CA Unified School District Election of 2008 Series D (Build America Mutual Assurance Company Insured)	5.25	8-1-2044	2,000,000	2,302,380
Cabrillo CA Unified School District CAB Series A (Ambac Insured) ¤	0.00	8-1-2021	1,500,000	1,405,980
California	5.25	11-1-2040	3,000,000	3,196,410
California Prerefunded Bond	6.00	4-1-2035	900,000	919,305
California Prerefunded Bond	6.00	4-1-2038	8,300,000	8,478,035
California Statewide Series B (1 Month LIBOR +0.76%) ±	2.24	12-1-2031	2,500,000	2,522,025
California Unrefunded Balance Refunding Bond	5.00	8-1-2025	15,000	15,023
California Unrefunded Bond	5.25	8-1-2038	940,000	941,523
California Unrefunded Bond	6.00	4-1-2035	1,240,000	1,264,850
California Unrefunded Bond	6.00	4-1-2038	15,165,000	15,468,135
California Various Purposes	5.00	9-1-2029	1,475,000	1,599,180
California Various Purposes	5.00	10-1-2029	7,000,000	7,211,960
California Various Purposes	5.00	9-1-2032	5,100,000	5,686,041
California Various Purposes	5.00	2-1-2038	5,000,000	5,449,750
California Various Purposes	5.00	10-1-2039	5,000,000	5,631,200
California Various Purposes	5.00	8-1-2046	10,000,000	11,245,000
California Various Purposes	5.25	9-1-2028	5,000,000	5,465,100
California Various Purposes	5.25	10-1-2029	800,000	826,592
California Various Purposes	5.25	4-1-2035	12,640,000	13,845,982
California Various Purposes	5.60	3-1-2036	8,715,000	9,158,855
California Various Purposes	5.75	4-1-2029	1,600,000	1,630,176
California Various Purposes	5.75	4-1-2031	3,380,000	3,443,409
California Various Purposes Refunding Bond	5.00	9-1-2035	35,000,000	40,056,800
Center Unified School District California CAB Series C (National Insured) ¤	0.00	9-1-2021	5,000,000	4,687,100
Centinela Valley CA Union High School District Election of 2008 Series B	6.00	8-1-2036	2,500,000	2,962,000
Centinela Valley CA Union High School District Election of 2008 Series C	5.00	8-1-2035	2,000,000	2,240,820
Cerritos CA Community College CAB Election of 2004 ¤	0.00	8-1-2029	1,750,000	1,230,303
Cerritos CA Community College CAB Election of 2004 ¤	0.00	8-1-2033	1,500,000	878,520
College of the Sequoias Tulare Area Improvement District #3 California CAB Election of 2008 Series A (AGC Insured) ¤	0.00	8-1-2024	1,000,000	850,340
Compton CA Community College CAB Election of 2002 Series C ¤	0.00	8-1-2035	3,445,000	1,694,630
Contra Costa County CA Community College District Election of 2006	5.00	8-1-2038	3,250,000	3,608,053
Delano CA Union High School Election of 2010 Series B (AGM Insured)	5.75	8-1-2035	4,510,000	4,803,105
Escondido CA Union High School CAB Election of 2008 Series A (AGC Insured) ¤	0.00	8-1-2027	8,385,000	6,384,842
Garden Grove CA Unified School District Election of 2010 Series C	5.25	8-1-2037	2,000,000	2,247,760
Gilroy CA Unified School District Election of 2008 Series A (AGC Insured)	6.00	8-1-2027	1,000,000	1,035,290
Hayward CA Unified School District Refunding Bond	5.00	8-1-2038	6,000,000	6,586,800
Inglewood CA Unified School District Election of 2012 GO Bond Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2036	200,000	220,816
Inglewood CA Unified School District Election of 2012 GO Bond Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2038	500,000	548,445
Kentfield CA School District Election 2014 Series B	5.00	8-1-2043	1,500,000	1,697,835
Long Beach CA Unified School District CAB Election of 2008 Series B ¤	0.00	8-1-2035	2,000,000	1,049,200
Long Beach CA Unified School District Prerefunded Bond Election of 2008 Series A	5.50	8-1-2026	1,435,000	1,479,141

2

Wells Fargo California Tax-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Long Beach CA Unified School District Unrefunded Bond Election of 2008 Series A	5.50%	8-1-2026	$95,000	$97,834
Los Angeles CA Community College District Refunding Bond	4.00	8-1-2038	10,000,000	10,416,100
Lynwood CA Unified School District Election of 2012 Series A (AGM Insured)	5.00	8-1-2033	5,000	5,498
Merced CA City School District Election of 2014	5.00	8-1-2045	1,000,000	1,113,510
Merced CA Union High School District CAB Series C ¤	0.00	8-1-2032	3,380,000	2,055,108
Mount San Antonio CA Community College District CAB Election of 2008 Series A ¤	0.00	8-1-2024	1,610,000	1,392,070
Natomas CA Unified School District Series 1999 (National Insured)	5.95	9-1-2021	360,000	379,447
Norwalk-La Mirada CA Unified School District CAB Election of 2002 Series D (AGM Insured) ¤	0.00	8-1-2023	1,500,000	1,332,270
Oakland CA Unified School District Election of 2012	5.50	8-1-2023	500,000	567,645
Oakland CA Unified School District Election of 2012	6.63	8-1-2038	7,750,000	8,777,185
Oakland CA Unified School District Election of 2012 Series A	5.00	8-1-2040	3,500,000	3,931,585
Oxnard CA School District Election of 2012 Series D (AGM Insured)	5.00	8-1-2034	1,695,000	1,921,927
Pajaro Valley CA Unified School District Election of 2012 Series A	5.00	8-1-2038	1,700,000	1,889,737
Paramount CA Unified School District CAB Election of 2006 ¤	0.00	8-1-2033	2,500,000	1,424,250
Pomona CA Unified School District Series A (National Insured)	6.55	8-1-2029	1,480,000	1,822,516
Poway CA Unified School District CAB Election of 2008 Improvement District 07-1-A ¤	0.00	8-1-2024	1,800,000	1,545,642
Rialto CA Unified School District CAB Election of 2010 Series A (AGM Insured) ¤	0.00	8-1-2026	3,320,000	2,653,975
Sacramento CA Unified School District Election of 2012 Series A (Build America Mutual Assurance Company Insured)	5.25	8-1-2033	1,000,000	1,119,050
Sacramento CA Unified School District Election of 2012 Series C (AGM Insured)	5.00	8-1-2033	2,735,000	3,090,277
San Bernardino County CA Community Election of 2008 Series D	5.00	8-1-2045	2,000,000	2,224,420
San Bernardino County CA Unified School District Election of 2012 Series C (AGM Insured)	5.00	8-1-2040	8,000,000	8,902,880
San Diego CA Community College Election of 2002	5.00	8-1-2031	4,000,000	4,492,920
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2032	1,750,000	1,910,423
San Gorgonio CA Memorial Healthcare Refunding Bond	5.50	8-1-2028	2,525,000	2,838,681
San Joaquin CA Delta Community College District Election of 2004 Series C	5.00	8-1-2033	3,195,000	3,585,205
San Joaquin CA Delta Community College District Election of 2004 Series C	5.00	8-1-2034	3,315,000	3,714,159
San Jose CA Libraries & Parks Project	5.13	9-1-2031	2,040,000	2,044,835
San Mateo County CA Jefferson Union High School District CAB Election of 2006 Series D ¤	0.00	8-1-2033	7,000,000	2,493,540
San Mateo County CA Jefferson Union High School District CAB Election of 2006 Series D ¤	0.00	8-1-2036	11,130,000	3,097,368
San Mateo County CA Jefferson Union High School District Prerefunded CAB Election of 2006 Series D ¤	0.00	8-1-2034	6,915,000	2,268,327
San Mateo County CA Jefferson Union High School District Unrefunded CAB Election of 2006 Series D ¤	0.00	8-1-2034	2,990,000	979,464
San Rafael CA City High School District CAB Election of 2002 Series B (National Insured) ¤	0.00	8-1-2023	1,260,000	1,121,778
Sanger CA Unified School District Refunding Bond (National Insured)	5.60	8-1-2023	855,000	899,477
Santa Ana CA Unified School District CAB Election of 2008 Series B (AGC Insured) ¤	0.00	8-1-2038	15,000,000	6,733,500
Santa Rosa CA High School District Prerefunded Bond	5.00	8-1-2024	750,000	833,138
Santa Rosa CA High School District Unrefunded Bond	5.00	8-1-2024	255,000	281,183
Sierra Kings CA Health Care District	5.00	8-1-2028	1,000,000	1,120,030
Sierra Kings CA Health Care District	5.00	8-1-2032	1,500,000	1,656,675
Sierra Kings CA Health Care District	5.00	8-1-2037	1,750,000	1,904,840
Sonoma Valley CA Unified School District CAB Election of 2010 Series A ¤	0.00	8-1-2027	1,020,000	779,392
South Pasadena CA Unified School District Series A (FGIC Insured)	5.55	11-1-2020	320,000	331,347
Stockton CA Unified School District Election of 2012 Series A (AGM Insured)	5.00	8-1-2038	1,025,000	1,126,383
Washington Township CA Health Care District Election of 2004 Series B	5.50	8-1-2038	1,500,000	1,721,625

3

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
West Contra Costa CA Unified School District (AGM Insured)	5.25%	8-1-2024	$1,350,000	$1,466,613
West Contra Costa CA Unified School District CAB Election of 2005 Series B	6.00	8-1-2027	1,080,000	1,386,698
West Contra Costa CA Unified School District CAB Election of 2005 Series C-1 (AGC Insured) ¤	0.00	8-1-2021	6,000,000	5,644,440
Wiseburn CA School District CAB (AGC Insured) ¤	0.00	8-1-2027	1,525,000	1,158,207
				311,780,816

Health Revenue : 12.33%
Antelope Valley CA Healthcare District Refunding Bond Series A	5.25	3-1-2036	3,000,000	3,212,610
Association of Bay Area Governments California Finance Authority for Nonprofit Corporation Insured O’Connor Woods Project	5.00	1-1-2043	5,000,000	5,452,400
Association of Bay Area Governments California Finance Authority for Nonprofit Corporation Insured Senior Living Odd Fellows Home of California Series A	5.00	4-1-2042	1,100,000	1,197,229
California Health Facilities Financing Sutter Health Obligated Group Series A	5.00	11-15-2048	5,000,000	5,589,350
California HFFA Adventist Hospital Project Series B (U.S. Bank NA LOC) ø	1.33	9-1-2028	8,000,000	8,000,000
California HFFA Catholic Healthcare West Series A	5.25	3-1-2023	3,000,000	3,205,860
California HFFA Catholic Healthcare West Series A	6.00	7-1-2029	4,000,000	4,124,600
California HFFA El Camino Hospital	5.00	2-1-2035	3,000,000	3,380,340
California HFFA Nevada Methodist Homes (California Mortgage Insured)	5.00	7-1-2030	1,830,000	2,091,599
California HFFA Nevada Methodist Homes (California Mortgage Insured)	5.00	7-1-2035	1,000,000	1,123,900
California HFFA Nevada Methodist Homes (California Mortgage Insured)	5.00	7-1-2045	4,500,000	4,964,850
California HFFA Prerefunded Bond Providence Health Services Series C	6.50	10-1-2038	100,000	100,000
California HFFA Refunding Bond Cedars Sinai Medical Center Series B	4.00	8-15-2039	10,500,000	10,763,550
California HFFA Refunding Bond Children’s Hospital Series A	5.00	8-15-2047	5,000,000	5,479,550
California HFFA Sutter Health Series D	5.25	8-15-2031	3,100,000	3,362,353
California Municipal Finance Authority BAN Open Door Community Health Centers	4.80	11-15-2018	3,000,000	3,004,770
California Municipal Finance Authority Refunding Bond Channing House Project Series A	5.00	5-15-2034	1,000,000	1,145,160
California Municipal Finance Authority Refunding Bond Community Medical Centers Series A	5.00	2-1-2047	4,000,000	4,345,760
California Municipal Finance Authority Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2047	1,400,000	1,507,744
California PFA Refunding Bond Henry Mayo Newhall Hospital	5.00	10-15-2037	500,000	534,065
California PFA Refunding Bond Henry Mayo Newhall Hospital	5.00	10-15-2047	4,000,000	4,219,080
California Statewide CDA Adventist Health System Series A	5.00	3-1-2045	2,500,000	2,758,400
California Statewide CDA Enloe Medical Center (Ambac Insured)	5.00	8-15-2033	1,650,000	1,872,519
California Statewide CDA Enloe Medical Center (Ambac Insured)	5.00	8-15-2035	1,000,000	1,126,390
California Statewide CDA Enloe Medical Center (Ambac Insured)	5.00	8-15-2038	2,000,000	2,233,220
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A	5.25	12-1-2044	5,150,000	5,518,637
California Statewide CDA Redwoods Projects	5.13	11-15-2035	1,500,000	1,666,725
California Statewide CDA Revenue Refunding Bond Adventist Health System West Series A	5.00	3-1-2048	5,000,000	5,579,950
California Statewide Communities Marin General Hospital Series A	5.00	8-1-2036	700,000	797,279
California Statewide Communities Marin General Hospital Series A	5.00	8-1-2037	500,000	567,335
California Statewide Communities Marin General Hospital Series A	5.00	8-1-2038	450,000	507,902
Palomar Health CA Refunding Bond	5.00	11-1-2042	4,000,000	4,270,520
San Buenaventura CA Community Mental Health System	8.00	12-1-2031	1,615,000	1,821,462
University of California Regents Medical Center Prerefunded Bond Series J	5.25	5-15-2038	7,790,000	8,927,574
University of California Regents Medical Center Series J	5.00	5-15-2033	2,265,000	2,570,866
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	2,210,000	2,460,260
Washington Township CA Health Care District Series A	5.00	7-1-2026	1,190,000	1,322,054

4

Wells Fargo California Tax-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Washington Township CA Health Care District Series A	5.00%	7-1-2042	$1,000,000	$1,073,900
				121,879,763

Housing Revenue : 0.83%
California Municipal Finance Authority Mobile Senior Caritas Projects Series A	5.00	8-15-2029	500,000	566,115
California PFA NCCD-Claremont Properties LLC University Housing Project Series A 144A	5.00	7-1-2047	2,950,000	3,027,556
California Statewide CDA Poway Retirement Housing Foundation Housing Incorporated Series A	5.25	11-15-2035	1,500,000	1,681,695
Contra Costa County CA Home Mortgage Revenue Bonds GNMA Mortgage-Backed Securities Program (GNMA Insured)	7.75	5-1-2022	120,000	131,473
Independent Cities California Finance Refunding Bond Santa Rose Leisure Mobile	5.00	8-15-2046	1,570,000	1,716,026
Independent Cities California Finance Refunding Bond Sanitary Juan Mobile Estates	5.00	8-15-2030	1,000,000	1,089,570
				8,212,435

Industrial Development Revenue : 0.22%
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	8.00	7-1-2039	2,000,000	2,131,540

Miscellaneous Revenue : 16.78%
Alameda CA Joint Powers Authority Multiple Capital Projects Series A	5.00	12-1-2034	1,005,000	1,118,756
Anaheim CA PFA CAB Subordinate Lien Public Improvements Project Series C (AGM Insured) ¤	0.00	9-1-2025	10,000,000	8,002,000
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	3,000,000	3,310,980
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	3,000,000	3,294,810
California Infrastructure & Economic Development King City Joint Union High School	5.75	8-15-2029	2,150,000	2,263,413
California Public Works Board California State University Projects Series B-1	5.70	3-1-2035	2,210,000	2,316,412
California Public Works Board Judicial Council Projects Series A	5.00	3-1-2038	7,000,000	7,629,020
California Public Works Board Judicial Council Projects Series D	5.25	12-1-2025	4,000,000	4,403,000
California Public Works Board Various Capital Projects Series A	5.00	4-1-2037	4,925,000	5,326,289
California Public Works Board Various Capital Projects Series G	5.00	11-1-2037	23,000,000	25,179,480
California Public Works Board Various Capital Projects Series I	5.50	11-1-2033	2,000,000	2,273,300
California Public Works University of California Board of Regents Series G	5.00	12-1-2030	9,850,000	10,805,352
California Statewide Communities Series A	5.00	9-2-2047	2,000,000	2,125,280
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	3,800,000	3,777,352
Compton CA PFA Refunding Bond 144A	4.50	9-1-2032	2,000,000	2,035,260
Emeryville CA PFA Assessment District Refinancing	5.90	9-2-2021	765,000	766,553
Fullerton CA Joint Union High School Project Certificate of Participation (Build America Mutual Assurance Company Insured)	5.00	9-1-2035	1,385,000	1,529,456
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2025	725,000	830,038
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2026	400,000	454,976
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2042	1,500,000	1,626,570
Los Angeles CA Certificate of Participation Sonneblick del Rio Project (Ambac Insured)	6.00	11-1-2019	1,055,000	1,058,387
Los Angeles CA Community Redevelopment Vermont Manchester Social Services Project (Ambac Insured)	5.00	9-1-2025	2,310,000	2,315,544
Los Angeles CA Public Works Financing Authority Series A	5.00	12-1-2039	2,860,000	3,193,247
Montclair CA PFA Lease Refunding Bond (AGM Insured)	5.00	10-1-2035	2,400,000	2,654,736
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (AGC Insured)	5.88	8-1-2037	5,000,000	5,145,600
Richmond CA Joint Powers Financing Authority Point Potrero Series A	6.25	7-1-2024	7,500,000	7,737,225

5

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (National Insured) ¤	0.00%	6-1-2026	$10,000,000	$7,828,500
Sacramento CA Certificate of Participation Animal Care & Youth Detention Facilities (Ambac Insured)	5.00	10-1-2025	1,085,000	1,087,398
Sacramento CA City Financing Authority Refunding Bond Master Lease Program Facilities (Build America Mutual Assurance Company Insured)	5.00	12-1-2035	1,300,000	1,455,766
Sacramento CA City Financing Authority Series A (Ambac Insured)	5.40	11-1-2020	1,345,000	1,391,577
Sacramento CA City School Joint Refunding Bond Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2040	2,165,000	2,360,629
San Bernardino County CA Certificate of Participation Arrowhead Project Series A	5.50	8-1-2020	6,000,000	6,178,500
San Bernardino County CA Certificate of Participation Medical Center Financing Project (National Insured)	5.00	8-1-2028	5,720,000	5,723,890
San Francisco CA City & County Certificate of Participation Multiple Capital Improvement Projects Series A	5.20	4-1-2026	3,000,000	3,048,300
San Jose CA Unified School District CAB (AGM Insured) ¤	0.00	1-1-2021	1,205,000	1,153,065
San Jose CA Unified School District CAB (AGM Insured) ¤	0.00	1-1-2026	3,175,000	2,616,041
San Marino CA Unified School District Certificate of Participation Los Angeles County Schools Pooled Financing Program Series A	5.00	12-1-2041	500,000	508,460
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (Build America Mutual Assurance Company Insured)	5.00	9-1-2037	250,000	271,990
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (Build America Mutual Assurance Company Insured)	5.00	9-1-2042	625,000	675,138
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (Build America Mutual Assurance Company Insured)	5.00	9-1-2047	1,000,000	1,074,460
Simi Valley CA Unified School District Capital Improvement Projects (Ambac Insured)	5.25	8-1-2022	1,710,000	1,842,354
Stockton CA Unified School District Community Improvement Project	5.00	2-1-2033	550,000	624,542
Sutter Butte CA Flood Control Agency (Build America Mutual Assurance Company Insured)	5.00	10-1-2040	3,545,000	3,884,008
Torrance CA Certificate of Participation	5.25	6-1-2039	5,385,000	6,059,364
Tracy CA Operating Partnership Joint Powers Authority Capital Improvement Projects (AGC Insured)	6.25	10-1-2033	1,000,000	1,003,210
Vacaville CA Unified School District (AGC Insured)	6.50	12-1-2034	1,260,000	1,269,639
Ventura County CA PFA Series A	5.00	11-1-2038	4,250,000	4,657,915
				165,887,782

Tax Revenue : 12.03%
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 17C	5.00	9-1-2043	750,000	820,628
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 17C	5.00	9-1-2048	1,100,000	1,204,291
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 8D Series A	5.00	9-1-2043	750,000	820,628
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 8D Series A	5.00	9-1-2048	1,035,000	1,133,128
Beaumont CA Special Tax Improvement Area #8C Series A	5.00	9-1-2048	2,855,000	3,118,345
Belmont CA Community Facilities Special Tax District #2000-1 Library Project Series A (Ambac Insured)	5.75	8-1-2030	3,190,000	4,015,508
California Statewide CDA Community Facilities District #2015-01	5.00	9-1-2047	1,420,000	1,541,069
California Statewide Communities Development Authority Special Tax Community Facilities District #2017-01	5.00	9-1-2048	5,000,000	5,448,500
Casitas CA Municipal Water District Community Facilities District #2013-1-OJAI Series B (Build America Mutual Assurance Company Insured)	5.25	9-1-2047	5,000,000	5,726,700
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00	8-1-2032	1,450,000	1,605,643
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00	8-1-2033	880,000	972,972

6

Wells Fargo California Tax-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Chula Vista CA Community Facilities District Special Tax #16I Improvement Area #1	5.00%	9-1-2043	$500,000	$549,340
Chula Vista CA Community Facilities District Special Tax #16I Improvement Area #1	5.00	9-1-2048	1,000,000	1,096,740
Compton CA Community College RDA Project 2nd Lien Series A	5.00	8-1-2020	1,140,000	1,179,649
Corona CA Community Facilities District #2018-1 (Improvement Area Number 1) 2018 Special Tax Bond Series A	5.00	9-1-2048	1,000,000	1,072,780
Dinuba CA RDA Merged City Redevelopment Project (Build America Mutual Assurance Company Insured)	5.00	9-1-2033	1,500,000	1,677,810
Elk Grove CA Finance Authority Special Tax	5.00	9-1-2048	1,250,000	1,343,688
Elk Grove CA Financing Authority Special Tax Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	9-1-2038	1,500,000	1,656,450
Folsom Ranch Financing Authority California Facilities District #20 Russell	5.00	9-1-2048	1,650,000	1,799,028
Fontana CA RDA Jurupa Hills Redevelopment Project Series A	5.60	10-1-2027	4,785,000	4,785,000
Fremont CA Community Facilities District #1 Refunding Bond	5.00	9-1-2040	2,700,000	2,917,458
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Bond Subordinate Lien Series A (Build America Mutual Assurance Company Insured)	5.00	5-1-2034	500,000	563,850
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Bond Subordinate Lien Series A (Build America Mutual Assurance Company Insured)	5.00	5-1-2038	305,000	338,889
Inland Valley CA Development Agency Series A	5.25	9-1-2037	4,000,000	4,415,000
Irvine CA Community Facilities District #2013-3 Great Park Improvement Area #1 Special Tax Bond Series 2014	5.00	9-1-2049	1,000,000	1,069,000
Irvine CA Unified School District Community Facilities District #09-1 Series B	5.00	9-1-2042	1,000,000	1,094,730
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (AGM Insured)	5.00	8-1-2033	1,500,000	1,665,255
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (AGM Insured)	5.00	8-1-2038	1,635,000	1,800,380
Lancaster CA RDA Tax Allocation Combined Redevelopment Project Areas	6.50	8-1-2029	2,000,000	2,077,080
Lancaster CA RDA Tax Allocation Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2033	1,200,000	1,361,856
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2035	2,545,000	2,870,785
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2036	4,000,000	4,493,400
Orange County CA Community Facilities District #2015-1 Esencia Village Series A	5.25	8-15-2045	2,000,000	2,185,180
Rancho Cucamonga CA RDA Rancho Redevelopment Project Area (AGM Insured)	5.00	9-1-2032	1,870,000	2,095,990
Redwood City CA RDA CAB Redevelopment Project Area Series 2-A (Ambac Insured) ¤	0.00	7-15-2030	3,505,000	2,288,450
Rio Vista CA Community Facilities District Special Tax #2018-1	5.00	9-1-2048	1,190,000	1,295,958
Romoland School District Community Facilities District #2004-1 Heritage Lake Improvement Area #4 Series 2018 Special Tax Bond	5.00	9-1-2048	1,500,000	1,640,295
Roseville CA Refunding Bond Fiddyment Ranch Community Facilities District #1 Series A	5.00	9-1-2035	1,500,000	1,650,465
Roseville CA Special Tax Westbrook Community Facilities District #1 Series 2018	5.00	9-1-2048	2,030,000	2,226,382
San Bernardino CA Special Tax Community Facilities District #2006-1 Series 2018	5.00	9-1-2048	1,200,000	1,313,772
San Clemente CA Special Tax Community Facilities District #2006-1	5.00	9-1-2040	980,000	1,054,588
San Clemente CA Special Tax Community Facilities District #2006-1	5.00	9-1-2046	1,190,000	1,276,822
San Diego CA RDA CAB Tax Allocation Centre (AGM Insured) ¤	0.00	9-1-2023	885,000	782,906
San Diego CA RDA Naval Training Center Series A	5.00	9-1-2025	575,000	609,788
San Francisco CA City & County RDA Mission Bay South Redevelopment Project Series A	5.00	8-1-2043	2,500,000	2,734,725
San Francisco CA City & County RDA Tax Transbay Infrastructure Project Third Lien Series B (AGM Insured)	5.00	8-1-2046	1,500,000	1,676,835

7

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
San Francisco City & County CA RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D 144A¤	0.00%	8-1-2026	$4,000,000	$2,746,360
San Marcos CA Unified School District Special Tax Community Facilities District #4 (Build America Mutual Assurance Company Insured)	5.00	9-1-2034	1,710,000	1,905,795
San Marcos CA Unified School District Special Tax Community Facilities District #5 (Build America Mutual Assurance Company Insured)	5.00	9-1-2028	1,290,000	1,451,895
San Marcos CA Unified School District Special Tax Community Facilities District #5 (Build America Mutual Assurance Company Insured)	5.00	9-1-2029	1,325,000	1,485,895
Santa Ana CA Community Redevelopment Merged Project Area Series A	6.00	9-1-2022	2,000,000	2,187,560
Santa Cruz County CA RDA Live Oak Soquel Community Improvement Project	6.63	9-1-2029	2,100,000	2,190,993
Sonoma CA CDA Successor Agency to Sonoma Redevelopment Project Tax Allocation Bond (National Insured)	5.00	6-1-2033	1,325,000	1,487,816
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series A	5.00	9-1-2033	340,000	374,432
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series A	5.00	9-1-2038	400,000	435,872
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series B	5.00	9-1-2033	250,000	272,900
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series B	5.00	9-1-2038	250,000	268,803
Tracy Hills CA Improvement Area #1 Community Facilities District #2016-1 Special Tax Bonds Series 2018	5.00	9-1-2048	2,750,000	2,933,700
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2040	750,000	814,695
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2045	1,000,000	1,083,080
Union City CA Community RDA Successor Agency to Community Redevelopment Project Tax Allocation Refunding Bond Series A	5.00	10-1-2036	1,000,000	1,115,360
Union City CA Community RDA Successor Agency to Union City Community Redevelopment Project (AGC Insured)	5.25	10-1-2033	8,000,000	8,534,160
Yorba Linda CA RDA CAB Series A (National Insured) ¤	0.00	9-1-2019	630,000	615,913
				118,972,965

Tobacco Revenue : 0.59%
Golden State Tobacco Securitization Corporation California Tobacco Settlement Refunding Bond Series A1	5.00	6-1-2029	2,500,000	2,815,875
Golden State Tobacco Securitization Corporation California Tobaco Settlement Series A1	5.00	6-1-2047	3,000,000	3,070,320
				5,886,195

Transportation Revenue : 3.42%
Alameda County CA Corridor Transportation Authority CAB Subordinate Lien Prerefunded Bond Series A (Ambac Insured) ¤	0.00	10-1-2018	2,955,000	2,955,000
Alameda County CA Corridor Transportation Authority CAB Subordinate Lien Unrefunded Bond Series A (Ambac Insured) ¤	0.00	10-1-2018	940,000	940,000
Alameda County CA Corridor Transportation Authority Prerefunded Bond CAB Subordinate Lien Series A (Ambac Insured) ¤	0.00	10-1-2019	2,780,000	2,729,404
Alameda County CA Corridor Transportation Authority Unrefunded Bond CAB Subordinate Lien Series A (Ambac Insured) ¤	0.00	10-1-2019	220,000	214,194
Bay Area CA Toll Authority Toll Bridge Series S-4	5.00	4-1-2030	2,000,000	2,264,200
California Tender Option Bond Trust Receipts/Floater Certificates Series 2017-BAML01 (Bank of America NA LIQ) 144Aø	1.81	4-1-2047	11,445,000	11,445,000
Foothill-Eastern Corridor CA Transportation Agency Subordinate Bond Series B-3	5.50	1-15-2053	8,000,000	8,904,400
San Diego CA RDA Centre City Subordinate Parking Series B	5.30	9-1-2020	1,060,000	1,062,904

8

Wells Fargo California Tax-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Transportation Revenue (continued)
San Francisco CA Municipal Transportation	5.00%	3-1-2039	$3,000,000	$3,327,750
				33,842,852

Utilities Revenue : 4.83%
Banning CA Financing Authority Refunding Bond Electric System Project (AGM Insured)	5.00	6-1-2037	5,000,000	5,542,400
Imperial CA Irrigation District Electric System Refunding Bond Series A	5.00	11-1-2040	3,715,000	4,155,562
Imperial CA Irrigation District Electric System Refunding Bond Series A	5.00	11-1-2045	1,060,000	1,180,713
Imperial CA Irrigation District Electric System Refunding Bond Series C	5.00	11-1-2038	2,500,000	2,820,450
Los Angeles CA Department of Water and Power Series E	5.00	7-1-2044	12,475,000	13,845,129
M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	4,000,000	5,576,920
M-S-R California Energy Authority Gas Series C	6.13	11-1-2029	1,060,000	1,301,659
Modesto CA Irrigation District Financing Authority Series A	5.00	10-1-2040	3,500,000	3,846,115
Northern California Power Agency Public Power Prerefunded Bond (Ambac Insured)	7.50	7-1-2023	35,000	38,782
Redding CA Joint Powers Financing Authority Election System Series A	5.00	6-1-2032	440,000	498,758
Roseville CA Natural Gas Financing Authority	5.00	2-15-2025	1,930,000	2,153,398
Southern California Public Power Authority Natural Gas Project #1 Series A	5.25	11-1-2025	1,000,000	1,135,040
Turlock CA Irrigation District Refunding Bond Subordinate First Priority	5.50	1-1-2041	2,000,000	2,133,860
Walnut CA Energy Center Authority Series A	5.00	1-1-2034	3,115,000	3,485,124
				47,713,910

Water & Sewer Revenue : 3.11%
Adelanto CA Public Utility Authority Refunding Bond (AGM Insured)	5.00	7-1-2039	2,000,000	2,249,940
Bay Area CA Water Supply & Conservation Agency Series A	5.00	10-1-2034	6,000,000	6,650,460
California Statewide CDA Water & Wastewater Pooled Financing Program Series B (AGM Insured)	5.25	10-1-2027	1,040,000	1,042,829
El Dorado CA Irrigation District Refunding Bond Series A (AGM Insured)	5.25	3-1-2039	2,000,000	2,242,380
Florin CA Resource Conservation Refunding Bond Second Senior Lien Series A (National Insured)	5.00	9-1-2032	2,000,000	2,215,240
Merced CA Irrigation District Water & Hydroelectric System Series A (AGM Insured)	5.00	10-1-2038	4,000,000	4,401,520
Pico Rivera CA Water Authority Series A (National Insured)	5.50	5-1-2019	450,000	458,303
Pico Rivera CA Water Authority Series A	6.25	12-1-2032	4,305,000	4,343,056
San Buenaventura CA PFFA Series B	5.00	7-1-2042	4,000,000	4,339,000
Tulare CA Sewer Refunding Bond (AGM Insured)	5.00	11-15-2041	1,500,000	1,664,580
Vallejo CA Refunding Bond	5.25	5-1-2031	1,000,000	1,109,160
				30,716,468

				926,373,478

Colorado : 0.10%
Miscellaneous Revenue : 0.10%
Colorado ECFA National Jewish Federal Building Series B-4 (TD Bank NA LOC) ø	1.67	12-1-2035	400,000	400,000
Colorado ECFA National Jewish Program Series F-2 (Northern Trust Company LOC) ø	1.67	7-1-2041	600,000	600,000
				1,000,000

9

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Guam : 0.74%
Airport Revenue : 0.13%
Guam Port Authority AMT Series A	5.00%	7-1-2048	$1,235,000	$1,331,738

Tax Revenue : 0.11%
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	1,000,000	1,045,300

Water & Sewer Revenue : 0.50%
Guam Government Waterworks Authority	5.25	7-1-2033	1,500,000	1,611,090
Guam Government Waterworks Authority	5.50	7-1-2043	3,125,000	3,359,188
				4,970,278

				7,347,316

Illinois : 1.18%
Miscellaneous Revenue : 1.07%
Illinois Series D	5.00	11-1-2025	10,000,000	10,554,200

Tax Revenue : 0.11%
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series A	5.00	6-15-2057	1,000,000	1,055,790

				11,609,990

New York : 0.80%
Airport Revenue : 0.56%
New York Transportation Development Corporation Special Delta Air Lines Incorporated LaGuardia	5.00	1-1-2026	5,000,000	5,557,300

Tax Revenue : 0.20%
New York City NY Transitional Finance Authority Subseries 2B (Dexia Credit Local SPA) ø	1.73	11-1-2022	2,000,000	2,000,000

Water & Sewer Revenue : 0.04%
New York Municipal Water Finance Authority Water & Sewer System Series BB-2 (Landesbank Hessen-Thüringen SPA) ø	1.70	6-15-2039	325,000	325,000

				7,882,300

Texas : 2.20%
Resource Recovery Revenue : 2.20%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Subordinate Series D ø	1.80	11-1-2040	6,000,000	6,000,000
Port Arthur TX Navigation District Motiva Enterprises LLC Project Series A ø	1.80	4-1-2040	15,745,000	15,745,000
				21,745,000

Total Municipal Obligations (Cost $926,585,529)				975,958,084
Other : 0.50%
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A 144A§øø	1.86	10-1-2047	5,000,000	5,000,000

Total Other (Cost $5,000,000)				5,000,000

10

Wells Fargo California Tax-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 0.06%
Investment Companies : 0.06%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##		1.46%	609,212	$609,882

Total Short-Term Investments (Cost $609,882)				609,882

Total investments in securities (Cost $932,195,411)	99.29%			981,567,966
Other assets and liabilities, net	0.71			6,981,539

Total net assets	100.00%			$988,549,505

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is issued on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
FGIC	Financial Guaranty Insurance Corporation
GNMA	Government National Mortgage Association
GO	General obligation
HFFA	Health Facilities Financing Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement

11

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	896,900	49,169,598	49,457,286	609,212	$609,882	0.06%

Wells Fargo California Tax-Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$975,958,084	$0	$975,958,084
Other	0	5,000,000	0	5,000,000
Short-term investments
Investment companies	609,882	0	0	609,882

Total assets	$609,882	$980,958,084	$0	$981,567,966

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At September 30, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Colorado Tax-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 97.79%
Arizona : 1.44%
Education Revenue : 1.44%
Phoenix AZ IDA Rowan University Project	5.25%	6-1-2034	$1,000,000	$1,075,680

California : 3.02%
Tax Revenue : 3.02%
Inglewood CA Unified School District (AGM Insured)	5.25	10-15-2021	1,000,000	1,068,800
Norco CA RDA Project Area #1	6.00	3-1-2036	1,120,000	1,185,845
				2,254,645

Colorado : 88.42%
Airport Revenue : 2.92%
Denver CO City & County Department of Aviation Airport System Bonds Series 2012B	5.00	11-15-2030	2,000,000	2,178,140

Education Revenue : 24.32%
Colorado Board of Governors State University Enterprise System Revenue Bonds Series 2013C	5.25	3-1-2033	725,000	818,489
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series 2018 E-1	5.00	3-1-2040	555,000	637,806
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series E-1	5.00	3-1-2040	390,000	448,188
Colorado Board of Governors State University Enterprise System Revenue Unrefunded Bond Series 2018 E-1	5.00	3-1-2040	1,055,000	1,166,229
Colorado ECFA Alexander Dawson School LLC Project	5.00	2-15-2040	1,000,000	1,031,640
Colorado ECFA Charter School American Academy Project	7.25	12-1-2028	1,000,000	1,028,830
Colorado ECFA Charter School American Academy Project	7.38	12-1-2028	1,000,000	1,029,030
Colorado ECFA Charter School Aspen Ridge School Project Series 2015A 144A	4.13	7-1-2026	595,000	593,602
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	500,000	477,485
Colorado ECFA Charter School Ben Franklin Academy Project	5.00	7-1-2036	750,000	819,405
Colorado ECFA Charter School Collegiate Project (Syncora Guarantee Incorporated Insured)	5.00	6-15-2019	230,000	230,426
Colorado ECFA Charter School Collegiate Project (Syncora Guarantee Incorporated Insured)	5.25	6-15-2024	1,140,000	1,141,699
Colorado ECFA Charter School District Montessori Charter School Project	5.00	7-15-2037	1,150,000	1,220,679
Colorado ECFA Charter School Pinnacle High School Project	5.13	12-1-2039	500,000	503,700
Colorado ECFA Charter School Refunding and Improvement Bonds Skyview Academy Project 2014 144A	4.13	7-1-2024	500,000	500,610
Colorado ECFA Charter School Refunding and Improvement Bonds University Laboratory School Project 2015	5.00	12-15-2028	600,000	641,454
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series 2010	5.00	9-1-2032	1,265,000	1,333,449
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series B	5.00	9-1-2030	1,770,000	1,919,512
Colorado ECFA Twin Peaks Charter Academy	6.75	11-15-2028	750,000	754,418
Colorado ECFA Union Colony School Project	5.00	4-1-2048	715,000	777,520
University of Colorado Enterprise System Series A	5.00	6-1-2026	1,000,000	1,076,610
				18,150,781

GO Revenue : 9.04%
Arapahoe County CO Copperleaf Metropolitan District #2	5.75	12-1-2045	500,000	523,320
Aurora CO Cornerstar Metropolitan District Refunding Bonds Series A	5.25	12-1-2047	1,000,000	1,023,900
Aurora CO Park 70 Metropolitan District	5.00	12-1-2046	1,000,000	1,038,630
Broomfield CO Great Western Park Metropolitan District #2	5.00	12-1-2046	825,000	817,559

1

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Colorado Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Colorado International Center Metropolitan District #3 Refunding Bonds	4.63%	12-1-2031	$635,000	$607,466
Colorado Parker Homestead Metropolitan District Refunding and Improvement Bonds	5.63	12-1-2044	1,000,000	1,045,670
Weld County CO Eaton Area Park & Recreation District Series 2015	5.50	12-1-2038	1,075,000	1,133,695
Wheatlands CO Metropolitan District #2 (Build America Mutual Assurance Company Insured)	5.00	12-1-2030	500,000	560,930
				6,751,170

Health Revenue : 10.98%
Aspen Valley Hospital District Refunding Bonds Series 2012	5.00	10-15-2033	600,000	628,068
Colorado Health Facilities Authority Catholic Health Initiatives Series D-1	6.25	10-1-2033	1,000,000	1,003,500
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Society Series 2015A	5.00	6-1-2040	1,000,000	1,063,950
Colorado Health Facilities Authority Fraiser Meadows Retirement Community Project Series 2017A	5.25	5-15-2047	1,000,000	1,070,750
Colorado Health Facilities Authority Sisters of Charity Leavenworth Health System Series 2013A	5.50	1-1-2035	1,000,000	1,121,010
Colorado Health Facilities Authority Sunny Vista Living Center Series 2015A 144A	5.00	12-1-2025	670,000	682,415
Denver CO Health & Hospital Authority Refunding Bonds Series 2017A 144A	5.00	12-1-2034	500,000	544,425
University of Colorado Hospital Authority Series A	6.00	11-15-2029	2,000,000	2,081,720
				8,195,838

Miscellaneous Revenue : 23.43%
Aurora CO Certificate of Participation Refunding Bonds Series 2009A	5.00	12-1-2027	2,000,000	2,066,515
Aurora CO E-470 Public Highway Authority CAB Series A (National Insured) ¤	0.00	9-1-2034	4,000,000	2,149,800
Canon City CO Finance Authority Certificate of Participation Series 2008 (AGC Insured)	5.00	12-1-2032	150,000	150,773
Colorado Regional Transportation District Certificate of Participation Series 2010A	5.38	6-1-2031	2,500,000	2,619,250
Colorado Regional Transportation District Certificate of Participation Series 2014A	5.00	6-1-2044	2,000,000	2,156,540
Denver CO City & County Certificate of Participation Refunding Bonds Series A3 (JPMorgan Chase & Company SPA) ø	1.67	12-1-2031	100,000	100,000
Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2035	1,000,000	1,120,390
Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2045	1,200,000	1,328,148
Fremont County CO Finance Corporation Certificate of Participation Series 2013	5.25	12-15-2038	1,265,000	1,364,087
Garfield County CO Public Library District Lease Purchase Financing Program	5.00	12-1-2026	715,000	739,703
Longmont CO Certificate of Participation Series 2014	5.00	12-1-2034	1,000,000	1,106,070
Platte Valley CO Fire Protection District	5.00	12-1-2036	325,000	340,756
Westminster CO Certificate of Participation Series 2015A	5.00	12-1-2035	2,000,000	2,242,360
				17,484,392

Tax Revenue : 8.83%
Colorado Park Creek Metropolitan District Refunding Bonds Series A	5.00	12-1-2045	500,000	541,860
Colorado Regional Transportation District Fastracks Project Revenue Bonds Series 2013A	5.00	11-1-2031	1,000,000	1,096,800
Commerce City CO Sales & Use Tax Bonds Series 2014 (AGM Insured)	5.00	8-1-2044	1,250,000	1,354,913
Denver CO City & County Excise Tax Series A (AGC Insured)	6.00	9-1-2021	2,000,000	2,073,340
Thornton CO Development Authority East 144th Avenue & I-25 Project Series B	5.00	12-1-2034	1,375,000	1,526,209
				6,593,122

Transportation Revenue : 1.75%
Colorado High Performance Transportation Enterprise U.S. 36 & I-25 Managed Lanes	5.75	1-1-2044	1,200,000	1,306,128

2

Wells Fargo Colorado Tax-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Utilities Revenue : 5.26%
Colorado Springs CO Utilities System Improvement Bonds Series A (Wells Fargo Bank NA SPA) ø	1.55%	11-1-2037	$600,000	$600,000
Colorado Springs CO Utilities System Improvement Bonds Series 2013 B-2	5.00	11-15-2038	3,000,000	3,324,750
				3,924,750

Water & Sewer Revenue : 1.89%
Douglas County CO Stonegate Village Metropolitan District (AGM Insured)	5.00	12-1-2045	525,000	564,942
East Cherry Creek Valley CO Water & Sanitation District	5.00	11-15-2032	750,000	846,518
				1,411,460

				65,995,781

Guam : 2.10%
Miscellaneous Revenue : 0.70%
Guam Government Limited Obligation Section 30 Series A	5.75	12-1-2034	500,000	521,565

Tax Revenue : 1.40%
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	1,000,000	1,045,300

				1,566,865

Maryland : 0.61%
Education Revenue : 0.61%
Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2027	235,000	247,674
Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2030	200,000	209,662
				457,336

Pennsylvania : 2.20%
Education Revenue : 2.20%
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University	5.00	7-1-2029	500,000	537,095
Pennsylvania HEFAR Indiana University Student Housing Project Series A	5.00	7-1-2032	1,000,000	1,099,770
				1,636,865

Total Municipal Obligations (Cost $70,007,050)				72,987,172

	Yield		Shares
Short-Term Investments : 0.04%
Investment Companies : 0.04%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)	1.46		30,626	30,660

Total Short-Term Investments (Cost $30,660)				30,660

Total investments in securities (Cost $70,037,710)	97.83%			73,017,832
Other assets and liabilities, net	2.17			1,622,042

Total net assets	100.00%			$74,639,874

3

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Colorado Tax-Free Fund

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
CAB	Capital appreciation bond
ECFA	Educational & Cultural Facilities Authority
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDA	Industrial Development Authority
RDA	Redevelopment Authority

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	1,429,900	4,033,978	5,433,252	30,626	$30,660	0.04%

Wells Fargo Colorado Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$72,987,172	$0	$72,987,172
Short-term investments
Investment companies	30,660	0	0	30,660

Total assets	$30,660	$72,987,172	$0	$73,017,832

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At September 30, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.56%
Alabama : 0.49%
Water & Sewer Revenue : 0.49%
Jefferson County AL Warrants CAB Senior Lien Series B (AGM Insured) ¤	0.00%	10-1-2027	$920,000	$637,404

Arizona : 3.43%
Education Revenue : 1.47%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses	5.00	7-1-2023	250,000	260,068
Phoenix AZ IDA Great Hearts Academies Project	5.20	7-1-2022	110,000	116,070
Phoenix AZ IDA Legacy Traditional Schools Project Series A 144A	6.50	7-1-2034	500,000	548,780
Pima County AZ IDA New Plan Learning Project Series A	8.13	7-1-2041	495,000	496,762
Pima County AZ IDA Refunding Bond Desert Heights Charter School Facility	6.00	5-1-2024	460,000	484,426
				1,906,106

Health Revenue : 1.96%
Maricopa County AZ IDA Senior Living Facility Series 2016 144A	6.00	1-1-2048	1,000,000	1,009,600
Tempe AZ IDA Mirabella at ASU Incorporated Project Series A 144A	6.13	10-1-2052	1,400,000	1,518,286
				2,527,886

				4,433,992

California : 5.15%
Education Revenue : 1.03%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	250,000	274,773
California School Finance Authority View Park Elementary & Middle Schools Series A	5.88	10-1-2044	1,000,000	1,052,790
				1,327,563

Health Revenue : 0.83%
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A	5.25	12-1-2044	1,000,000	1,071,580

Industrial Development Revenue : 0.83%
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	8.00	7-1-2039	1,000,000	1,065,770

Miscellaneous Revenue : 1.67%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	500,000	549,135
Compton CA PFA Refunding Bond 144A	4.50	9-1-2032	1,585,000	1,612,944
				2,162,079

Tax Revenue : 0.79%
Compton CA Community College RDA Project 2nd Lien Series A	4.75	8-1-2019	225,000	228,197
Compton CA Community College RDA Project 2nd Lien Series A	5.00	8-1-2020	100,000	103,478
San Francisco City & County CA RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D ¤144A	0.00	8-1-2026	1,000,000	686,590
				1,018,265

				6,645,257

1

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Colorado : 8.08%
GO Revenue : 6.06%
Arapahoe County CO Copperleaf Metropolitan District #2	5.75%	12-1-2045	$500,000	$523,320
Aurora CO Cornerstar Metropolitan District Refunding Bond Series A	5.25	12-1-2047	1,000,000	1,023,900
Brighton CO Crossing Metropolitan District #4 Series A	5.00	12-1-2047	1,220,000	1,236,775
Colorado Big Dry Creek Metropolitan District Refunding & Improvement Bonds Limited Tax Series A	5.75	12-1-2047	1,000,000	997,100
Colorado Copperleaf Metropolitan District #3 Series A	5.13	12-1-2047	1,200,000	1,195,416
Colorado Whispering Pines Metropolitan District #1 Series A	5.00	12-1-2047	1,000,000	990,830
Eaton CO Area Park & Recreation District	5.00	12-1-2023	810,000	863,776
Eaton CO Area Park & Recreation District	5.50	12-1-2030	475,000	505,804
Southlands CO Metropolitan District #1 Series A1	3.50	12-1-2027	500,000	490,365
				7,827,286

Tax Revenue : 1.60%
Colorado Centerra Metropolitan District #1 Special Revenue Refunding & Improvement Bonds 144A	5.00	12-1-2029	1,000,000	1,061,700
Pueblo CO Urban Renewal Authority Regional Tourism Act Project	5.00	6-1-2036	1,000,000	997,610
				2,059,310

Transportation Revenue : 0.42%
Colorado High Performance Transportation Enterprise U.S. 36 & I-25 Managed Lanes	5.75	1-1-2044	500,000	544,220

				10,430,816

Connecticut : 0.48%
GO Revenue : 0.48%
Hartford CT Series A	4.00	4-1-2032	325,000	329,677
Hartford CT Series A	5.00	4-1-2024	105,000	114,373
Hartford CT Series B	5.00	4-1-2033	50,000	52,840
Hartford CT Unrefunded Bond Series A	5.00	4-1-2029	45,000	47,325
Hartford CT Unrefunded Bond Series A	5.00	4-1-2030	70,000	73,522
				617,737

Delaware : 0.76%
Education Revenue : 0.76%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,000,000	980,930

District of Columbia : 0.35%
Tobacco Revenue : 0.35%
District of Columbia Tobacco Settlement Financing Corporation	6.75	5-15-2040	435,000	451,112

Florida : 1.57%
Education Revenue : 1.39%
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	250,000	282,885
Florida Higher Educational Facilities Financing Authority Jacksonville University 144A	4.50	6-1-2033	500,000	512,190
Miami-Dade County FL IDA Youth Co-Op Charter Schools Project Series A 144A	6.00	9-15-2045	1,000,000	1,006,160
				1,801,235

2

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.18%
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00%	11-1-2038	$250,000	$231,595

				2,032,830

Georgia : 1.19%
Housing Revenue : 0.67%
Cobb County GA Development Authority Student Housing Refunding Bond Kennesaw State University Foundation Project Series C	5.00	7-15-2028	800,000	863,192

Transportation Revenue : 0.52%
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B ¤144A	0.00	6-1-2049	1,000,000	678,570

				1,541,762

Guam : 0.22%
Airport Revenue : 0.22%
Guam International Airport Authority Series C	6.38	10-1-2043	260,000	290,462

Idaho : 0.46%
Education Revenue : 0.46%
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A	6.50	12-1-2038	335,000	337,657
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25	5-1-2043	250,000	252,655
				590,312

Illinois : 16.70%
Airport Revenue : 0.96%
Chicago IL Midway Airport Refunding Bond Second Lien Series A	5.00	1-1-2031	1,000,000	1,075,750
Chicago IL O’Hare International Airport Revenue Bond Series B	6.00	1-1-2041	150,000	162,735
				1,238,485

Education Revenue : 1.15%
Illinois Finance Authority Charter School Aid Intrinsic Schools Belmont School Project Series A 144A	5.25	12-1-2025	800,000	812,816
Illinois Finance Authority Charter Schools Refunding & Improvement Bonds Series A	6.88	10-1-2031	640,000	676,301
				1,489,117

GO Revenue : 7.80%
Chicago IL Board of Education CAB School Reform Series A (National Insured) ¤	0.00	12-1-2025	500,000	372,540
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	700,000	752,682
Chicago IL Series A	5.00	1-1-2033	310,000	318,193
Chicago IL Series A	6.00	1-1-2038	1,500,000	1,687,560
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) ¤	0.00	12-1-2025	730,000	562,173
Cook County IL School District #148 Dolton Series E (AGM Insured)	4.75	12-1-2025	450,000	451,886
Illinois Series A (AGM Insured)	5.00	4-1-2024	500,000	539,375
Illinois State	5.00	3-1-2033	2,000,000	2,043,940
Lake County IL Community Unit School District #187 North Chicago Series A (AGM Insured) ¤	0.00	1-1-2023	590,000	499,901
Will County IL Lincoln-Way Community High School District #210	4.00	1-1-2022	525,000	523,709

3

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00%	1-1-2027	$685,000	$477,644
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2033	1,000,000	506,640
Will County IL Lincoln-Way Community High School District #210 Series A	3.25	1-1-2030	450,000	366,881
Will County IL Lincoln-Way Community High School District #210 Series A	5.00	1-1-2030	1,000,000	976,400
				10,079,524

Miscellaneous Revenue : 0.76%
Illinois Finance Authority Educational Facility Senior Rogers Park Montessori School	6.00	2-1-2034	680,000	708,193
Illinois State	5.50	7-1-2025	250,000	269,413
				977,606

Tax Revenue : 6.03%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	2,000,000	1,975,600
Chicago IL Sales Tax	5.00	1-1-2032	1,500,000	1,718,400
Chicago IL Sales Tax Series A	5.00	1-1-2041	1,000,000	1,089,880
Chicago IL Transit Authority Sales Tax Receipts Bonds (AGM Insured)	5.00	12-1-2044	1,000,000	1,083,050
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2025	1,140,000	863,368
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series A	5.00	6-15-2057	1,000,000	1,055,790
				7,786,088

				21,570,820

Indiana : 0.91%
Health Revenue : 0.91%
Indiana Business Finance Authority Refunding Bond Marquette Project Series A	5.00	3-1-2030	1,100,000	1,172,545

Kansas : 2.26%
Health Revenue : 0.79%
Kansas State Development Finance Authority Revenue Bond Series A	5.25	11-15-2033	1,000,000	1,017,220

Tax Revenue : 1.47%
Wyandotte County & Kansas City KS Special Obligation Refunding & Improvement Bonds Plaza Redevelopment Project	4.00	12-1-2028	830,000	825,169
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 ¤144A	0.00	9-1-2034	2,965,000	1,077,807
				1,902,976

				2,920,196

Kentucky : 0.79%
Health Revenue : 0.79%
Kentucky EDFA Refunding Bond Rosedale Green Project	5.50	11-15-2035	1,000,000	1,018,790

Maine : 1.19%
Resource Recovery Revenue : 1.19%
Maine Finance Authority Solid Waste Disposal AMT Green Bond Coastal Resources of Maine LLC Project 144A	5.38	12-15-2033	1,500,000	1,537,635

4

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Maryland : 0.80%
Education Revenue : 0.80%
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A 144A	6.90%	8-1-2041	$1,000,000	$1,038,400

Michigan : 7.31%
Education Revenue : 0.68%
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project	5.00	2-1-2022	205,000	206,870
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project 144A	6.50	9-1-2037	190,000	141,605
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	292,500	292,635
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A	6.50	12-15-2036	240,000	241,896
				883,006

GO Revenue : 0.72%
Wayne County MI Building Improvement Series A	6.75	11-1-2039	920,000	929,908

Miscellaneous Revenue : 1.94%
Charyl Stockwell Academy Michigan Public School Refunding Bond	4.88	10-1-2023	330,000	328,482
Detroit MI Wayne County Stadium Authority	5.00	10-1-2018	1,000,000	1,000,000
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.75	5-1-2027	950,000	950,086
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	225,000	225,243
				2,503,811

Tax Revenue : 2.28%
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2020	285,000	263,725
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2021	170,000	150,113
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2024	20,000	14,824
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2025	580,000	407,514
Michigan Finance Authority Refunding Bond Local Government Loan Program City of Detroit Financial Recovery Series F	4.50	10-1-2029	1,000,000	1,045,960
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B	5.00	7-1-2044	1,000,000	1,055,030
				2,937,166

Water & Sewer Revenue : 1.69%
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-4	5.00	7-1-2031	1,015,000	1,107,944
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-6 (National Insured)	5.00	7-1-2036	1,000,000	1,075,270
				2,183,214

				9,437,105

Minnesota : 1.04%
Education Revenue : 0.44%
Deephaven MN Charter School Eagle Ridge Academy Project Series A	4.40	7-1-2025	160,000	165,658
Deephaven MN Charter School Eagle Ridge Academy Project Series A	5.00	7-1-2030	195,000	203,837
Deephaven MN Charter School Eagle Ridge Academy Project Series A	5.25	7-1-2037	190,000	198,649
				568,144

5

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Housing Revenue : 0.60%
Minneapolis MN Student Housing Refunding Bond Riverton Community Housing Project	4.70%	8-1-2026	$335,000	$351,335
Minneapolis MN Student Housing Refunding Bond Riverton Community Housing Project	4.80	8-1-2027	400,000	419,656
				770,991

				1,339,135

Mississippi : 2.75%
Industrial Development Revenue : 1.55%
Mississippi Business Finance Corporation Gulf Opportunity Chevron USA Incorporated Project Series E ø	1.72	12-1-2030	2,000,000	2,000,000

Resource Recovery Revenue : 1.20%
Mississippi Business Finance Corporation AMT Waste Pro USA Incorporated Project 144A	5.00	2-1-2036	1,500,000	1,546,245

				3,546,245

Missouri : 1.26%
Tax Revenue : 1.26%
Blue Springs MO Special Obligation Tax Refunding & Improvement Bonds Adams Farm Project Series A	4.00	6-1-2026	635,000	627,132
Richmond Heights MO Francis Place Redevelopment Project	5.63	11-1-2025	1,000,000	1,000,040
				1,627,172

Nevada : 1.24%
Industrial Development Revenue : 1.24%
Director of the State of Nevada Department of Business & Industry AMT Fulcrum Sierra Biofuels LLC Project 144A	6.25	12-15-2037	1,500,000	1,604,835

New Jersey : 4.12%
GO Revenue : 0.81%
Newark NJ Qualified General Improvement Series A	5.00	7-15-2027	1,000,000	1,046,150

Industrial Development Revenue : 0.21%
New Jersey EDA Continental Airlines Incorporated Project	5.25	9-15-2029	250,000	269,825

Miscellaneous Revenue : 0.98%
Essex County NJ Improvement Authority Lease Newark Project Series A	6.25	11-1-2030	200,000	208,200
New Jersey EDA School Facilities Construction Project Series NN (National Insured)	5.00	3-1-2030	1,000,000	1,059,150
				1,267,350

Transportation Revenue : 2.12%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	1,000,000	557,850
New Jersey TTFA Series C	5.25	6-15-2032	2,000,000	2,180,720
				2,738,570

				5,321,895

6

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New York : 10.07%
Education Revenue : 0.80%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	7.65%	2-1-2044	$1,000,000	$1,027,190

GO Revenue : 4.88%
New York NY Subordinate Bond Series F-5 (Barclays Bank plc SPA) ø	1.68	6-1-2044	700,000	700,000
New York NY Subordinate Bond Series F-6 (JPMorgan Chase & Company SPA) ø	1.67	6-1-2044	3,200,000	3,200,000
New York NY Subordinate Bond Series H-2 (JPMorgan Chase & Company SPA) ø	1.67	1-1-2036	1,200,000	1,200,000
New York NY Subordinate Bond Series H-5 (Dexia Credit Local LOC) ø	1.72	3-1-2034	1,200,000	1,200,000
				6,300,000

Housing Revenue : 0.85%
New York Housing Finance Agency 505 W 37th Street Series B (Landesbank Hessen-Thüringen LOC) ø	1.68	5-1-2042	1,100,000	1,100,000

Industrial Development Revenue : 1.16%
New York City NY IDAG 123 Washington Project Series 2007 (Bank of China LOC) ø	1.70	10-1-2042	1,500,000	1,500,000

Tax Revenue : 0.77%
New York City NY Transitional Finance Authority Subseries 2B (Dexia Credit Local SPA) ø	1.73	11-1-2022	1,000,000	1,000,000

Utilities Revenue : 1.61%
Green Island NY Power Authority Power System	6.00	12-15-2020	560,000	560,946
New York NY IDA Brooklyn Navy Yard Cogeneration Partners LP	5.65	10-1-2028	1,500,000	1,514,340
				2,075,286

				13,002,476

Ohio : 2.01%
Miscellaneous Revenue : 1.22%
Maple Heights OH City School District Certificate of Participation	6.00	11-1-2028	500,000	501,645
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2039	1,000,000	1,075,680
				1,577,325

Resource Recovery Revenue : 0.79%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series E	5.63	10-1-2019	1,000,000	1,019,870

				2,597,195

Oklahoma : 0.43%
Health Revenue : 0.43%
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.50	8-15-2057	500,000	550,775

Oregon : 0.55%
Health Revenue : 0.55%
Multnomah County OR Hospital Facilities Authority Refunding Bond Mirabella South Waterfront Project Series A	5.00	10-1-2019	120,000	121,594

7

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Polk County OR Hospital Facility Authority Revenue Bond Dallas Retirement Village Project Series 2015-A	5.00%	7-1-2025	$550,000	$585,558
				707,152

Pennsylvania : 5.44%
Education Revenue : 2.25%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	115,000	119,965
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University	5.00	7-1-2029	500,000	537,095
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2026	1,655,000	1,835,875
Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	375,000	407,213
				2,900,148

Health Revenue : 0.76%
Quakertown PA General Authority Health LifeQuest Obligated Group Refunding Bond Series C	5.30	7-1-2042	1,000,000	982,680

Miscellaneous Revenue : 2.43%
Chester County PA IDA Woodlands at Graystone Project Series 2018 144A	5.13	3-1-2048	1,050,000	1,064,438
Philadelphia PA State Public School Building Authority School District Project	5.00	4-1-2031	1,000,000	1,048,300
Scranton PA RDA Series A (Municipal Government Guaranty Insured)	5.00	11-15-2021	1,000,000	1,024,290
				3,137,028

				7,019,856

South Carolina : 1.32%
Education Revenue : 0.53%
South Carolina Jobs EDA York Preparatory Academy Project Series A	5.75	11-1-2023	155,000	158,825
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.25	11-1-2045	500,000	527,515
				686,340

Resource Recovery Revenue : 0.79%
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.25	2-1-2045	1,000,000	1,014,140

				1,700,480

Tennessee : 1.42%
Tax Revenue : 1.42%
Bristol TN Industrial Development Board Sales Tax CAB Series B ¤144A	0.00	12-1-2031	4,000,000	1,836,880

Texas : 8.49%
Education Revenue : 1.53%
Arlington TX Higher Education Finance Corporation Universal Academy Series A	7.00	3-1-2034	320,000	328,499
Pottsboro TX Higher Education Finance Corporation Imagine International Academy of North Texas Series A	3.88	8-15-2026	1,015,000	989,067
Pottsboro TX Higher Education Finance Corporation Imagine International Academy of North Texas Series A	5.00	8-15-2036	655,000	660,699
				1,978,265

8

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue : 1.41%
New Hope TX Cultural Education Facilities Finance Corporation Retirement Facility Presbyterian Village North Project Series 2018%%	5.00%	10-1-2025	$1,730,000	$1,817,988

Miscellaneous Revenue : 1.86%
Hackberry TX Special Assessment Public Improvement District #3 Phase #13	6.00	9-1-2026	185,000	196,609
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #5 144A	6.50	9-1-2034	905,000	915,960
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	1,250,000	1,286,413
				2,398,982

Resource Recovery Revenue : 3.34%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B ø	1.80	4-1-2040	1,210,000	1,210,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Subordinate Series D ø	1.80	11-1-2040	1,800,000	1,800,000
Port Arthur TX Navigation District Motiva Enterprises LLC Project Series A ø	1.80	4-1-2040	1,300,000	1,300,000
				4,310,000

Transportation Revenue : 0.18%
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	200,000	233,604

Utilities Revenue : 0.17%
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation	5.50	8-1-2027	190,000	222,579

				10,961,418

Utah : 0.79%
Education Revenue : 0.79%
Utah Finance Authority Charter School Revenue Spectrum Academy Project 144A	5.00	4-15-2030	1,000,000	1,014,590

Virgin Islands : 0.73%
Miscellaneous Revenue : 0.73%
Virgin Islands PFA Series C	5.00	10-1-2039	1,000,000	942,500

Virginia : 1.06%
Miscellaneous Revenue : 1.06%
Stafford County & Staunton VA IDA Community Services Boards League/Central Series B	6.50	8-1-2028	1,370,000	1,371,178

Washington : 0.84%
Health Revenue : 0.84%
Skagit County WA Public Hospital District #1 Skagit Valley Hospital Project	5.25	12-1-2025	250,000	260,195
Washington Housing Finance Commission Bayview Manor Homes Series A 144A	4.00	7-1-2026	825,000	826,007
				1,086,202

9

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
West Virginia : 1.39%
Health Revenue : 0.19%
West Virginia Hospital Finance Authority Thomas Health System	6.25%	10-1-2023	$270,000	$242,749

Tax Revenue : 1.20%
Monongalia County WV Commission Refunding & Improvement Bonds University Town Center Series A 144A	5.75	6-1-2043	1,500,000	1,551,555

				1,794,304

Wisconsin : 2.47%
Education Revenue : 1.31%
Wisconsin PFA Charter School Voyager Funding Incorporated Project Series A ##	4.13	10-1-2024	230,000	233,082
Wisconsin PFA Coral Academy Science Las Vegas Series A ##	5.00	7-1-2024	435,000	458,903
Wisconsin PFA Research Triangle High School Project Series 2015-A 144A ##	5.63	7-1-2045	1,000,000	998,400
				1,690,385

Health Revenue : 1.16%
Wisconsin HEFA Wisconsin IIllionis Senior Housing Incorporated Series 2018A	5.25	8-1-2048	1,500,000	1,503,315

				3,193,700

Total Municipal Obligations (Cost $125,222,813)				128,566,093

	Yield		Shares
Short-Term Investments : 0.19%
Investment Companies : 0.19%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##	1.46		242,311	242,577

Total Short-Term Investments (Cost $242,577)				242,577

Total investments in securities (Cost $125,465,390)	99.75%			128,808,670
Other assets and liabilities, net	0.25			325,669

Total net assets	100.00%			$129,134,339

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
CAB	Capital appreciation bond

10

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
IDAG	Industrial Development Agency
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

11

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	193,315	8,447,423	8,398,427	242,311	$242,577	0.19%

Wells Fargo High Yield Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$128,566,093	$0	$128,566,093
Short-term investments
Investment companies	242,577	0	0	242,577

Total assets	$242,577	$128,566,093	$0	$128,808,670

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At September 30, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.22%
Alabama : 0.09%
GO Revenue : 0.09%
Jefferson County AL Series A	4.90%	4-1-2021	$2,080,000	$2,127,957

Alaska : 0.04%
Industrial Development Revenue : 0.04%
Valdez AK Marine Terminal BP Pipelines Project Series B	5.00	1-1-2021	1,000,000	1,056,740

Arizona : 1.77%
Airport Revenue : 0.55%
Phoenix Arizona Civic Improvement Corporation Junior Lien Airport Series 2017D	5.00	7-1-2037	7,000,000	7,840,910
Phoenix AZ Civic Improvement Corporation Series A	5.00	7-1-2029	5,000,000	5,252,600
				13,093,510

Education Revenue : 0.26%
McAllister AZ Arizona State University Hassayampa Academic Village Project	5.00	7-1-2025	750,000	865,725
Pima County AZ IDA New Plan Learning Project Series A	7.00	7-1-2021	525,000	527,515
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	4,920,000	4,939,532
				6,332,772

GO Revenue : 0.41%
Estrella Mountain Ranch AZ Community Facilities District Refunding Bond (AGM Insured)	5.00	7-15-2025	585,000	654,042
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	4.50	7-1-2024	1,575,000	1,736,658
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	4.50	7-1-2025	1,270,000	1,400,353
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	5.00	7-1-2027	420,000	472,521
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	5.50	7-1-2029	960,000	1,101,562
Phoenix AZ	5.00	7-1-2026	3,810,000	4,479,874
				9,845,010

Health Revenue : 0.05%
Maricopa County AZ IDA Bond	5.00	1-1-2048	1,000,000	1,130,440

Miscellaneous Revenue : 0.14%
Arizona Refunding Certificate of Participation	5.00	9-1-2027	3,040,000	3,469,978

Tax Revenue : 0.36%
Arizona Sports & Tourism Authority Series A	4.00	7-1-2020	1,365,000	1,399,507
Arizona Sports & Tourism Authority Series A	5.00	7-1-2021	795,000	844,592
Arizona Sports & Tourism Authority Series A	5.00	7-1-2022	1,000,000	1,079,180
San Luis AZ Pledged Excise Tax Series A (Build America Mutual Assurance Company Insured)	5.00	7-1-2027	450,000	503,213
San Luis AZ Pledged Excise Tax Series A (Build America Mutual Assurance Company Insured)	5.00	7-1-2028	700,000	781,592
San Luis AZ Pledged Excise Tax Series A (Build America Mutual Assurance Company Insured)	5.00	7-1-2034	3,680,000	4,057,531
				8,665,615

				42,537,325

1

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California : 8.44%
Airport Revenue : 0.19%
Sacramento CA Airport System Senior Bond Series 2010	5.00%	7-1-2025	$2,000,000	$2,102,100
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2032	600,000	703,506
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2033	500,000	583,950
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2034	1,000,000	1,163,310
				4,552,866

Education Revenue : 0.56%
California Statewide CDA Series A	6.90	8-1-2031	1,860,000	2,068,190
University of California General Project Unrefunded Bond Series Q	5.25	5-15-2024	65,000	65,168
University of California Limited Project Prerefunded Bond Series G	5.00	5-15-2037	5,180,000	5,740,942
University of California Limited Project Unrefunded Bond Series G	5.00	5-15-2037	5,210,000	5,682,443
				13,556,743

GO Revenue : 3.60%
California	5.25	3-1-2024	5,000,000	5,247,600
California	5.25	3-1-2030	1,440,000	1,504,901
California	6.00	3-1-2033	2,510,000	2,655,379
California Prerefunded Bond	6.00	4-1-2038	2,850,000	2,911,133
California Unrefunded Bond	6.00	4-1-2038	5,205,000	5,309,048
California Various Purposes	5.00	8-1-2030	1,500,000	1,743,135
California Various Purposes	5.00	8-1-2032	6,700,000	7,734,882
Cerritos CA Community College District CAB Series D ¤	0.00	8-1-2025	1,800,000	1,491,642
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	1,565,000	1,034,387
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2031	2,400,000	1,443,840
Emery CA Unified School District Election of 2010 Series A (AGM Insured)	6.25	8-1-2031	4,500,000	5,043,420
Monterey County CA Alisal Union School District Series A (Build America Mutual Assurance Company Insured)	5.25	8-1-2042	1,500,000	1,738,605
New Haven CA Unified School District CAB Project (AGC Insured) ¤	0.00	8-1-2033	5,590,000	3,207,877
Northern Humboldt CA High School District Election of 2010 Series A	6.50	8-1-2034	1,145,000	1,291,136
Oakland CA Unified School District Alameda County Election of 2006 Series A	6.50	8-1-2020	1,730,000	1,798,145
Oakland CA Unified School District Alameda County Election of 2009 Series A	6.25	8-1-2019	1,285,000	1,332,763
Oakland CA Unified School District Alameda County Election of 2012	6.25	8-1-2028	2,000,000	2,244,480
Oakland CA Unified School District Alameda County Election of 2012	6.25	8-1-2030	2,000,000	2,244,480
Oxnard CA School District Series A (National Insured)	5.75	8-1-2030	1,825,000	2,084,077
Patterson CA Unified School District CAB Election of 2008 Project Series B (AGM Insured) ¤	0.00	8-1-2033	3,000,000	1,726,620
Peralta CA Community College District Alameda County	5.00	8-1-2023	3,045,000	3,369,475
Peralta CA Community College District Alameda County	5.00	8-1-2024	3,000,000	3,315,030
Rio Hondo CA Community College District ¤	0.00	8-1-2030	2,315,000	1,544,545
San Diego CA Community College District Election of 2012	5.00	8-1-2032	3,095,000	3,474,880
San Diego CA Unified School District Election of 1998 Series E-2 (AGM Insured)	5.50	7-1-2027	5,000,000	6,279,050
San Jose CA Libraries & Parks Project	5.13	9-1-2031	6,110,000	6,124,481
Sylvan CA Unified School District CAB Election of 2006 (AGM Insured) ¤	0.00	8-1-2031	2,590,000	1,630,405
Sylvan CA Unified School District CAB Election of 2006 (AGM Insured) ¤	0.00	8-1-2032	2,800,000	1,679,496
Tustin CA Unified School District #88-1 Election of 2008 Series B	6.00	8-1-2036	1,500,000	1,670,850
West Contra Costa CA Unified School District Election of 2005 Series C-1 (AGC Insured) ¤	0.00	8-1-2026	4,620,000	3,681,770
				86,557,532

Health Revenue : 0.99%
California Municipal Finance Authority Institute of Aging Project	5.00	8-15-2032	975,000	1,129,947
California Municipal Finance Authority Institute of Aging Project	5.00	8-15-2033	1,150,000	1,327,905
California Statewide CDA Series C	5.25	8-15-2031	3,000,000	3,253,890
University of California Medical Center Prerefunded Bond Series J	5.25	5-15-2030	13,135,000	15,053,104
University of California Medical Center Unrefunded Bond Series J	5.25	5-15-2030	1,865,000	2,093,444

2

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Washington Township CA Health Care District Series A	5.00%	7-1-2019	$905,000	$922,086
				23,780,376

Miscellaneous Revenue : 1.11%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	2,500,000	2,759,150
California Public Works Board Department of General Services Buildings 8 & 9A	6.25	4-1-2034	2,750,000	2,812,370
California Public Works Board Various Judicial Council Project Series D	5.25	12-1-2026	1,000,000	1,099,780
California Public Works University of California Board of Regents Series G	5.00	12-1-2030	12,110,000	13,284,549
Foothill De Anza CA Community College District Certificate of Participation	5.00	4-1-2033	500,000	558,875
Gold Coast Transit District California Transit Finance Corporation Certificate of Participation	5.00	7-1-2027	520,000	605,556
Richmond CA Joint Powers Financing Authority Point Potrero Series A	6.25	7-1-2024	2,700,000	2,785,401
San Diego CA PFFA Capital Improvement Projects Series B	5.00	10-15-2027	500,000	584,755
San Diego CA PFFA Capital Improvement Projects Series B	5.00	10-15-2028	1,000,000	1,164,580
Santa Ana CA Financing Authority Police Administration and Holding Facilities Prerefunded Balance Bond (National Insured)	6.25	7-1-2019	500,000	516,500
Santa Ana CA Financing Authority Police Administration and Holding Facilities Unrefunded Balance Bond (National Insured)	6.25	7-1-2019	500,000	516,045
				26,687,561

Tax Revenue : 0.06%
San Jose CA RDA Series A-1	5.50	8-1-2030	1,355,000	1,445,609

Transportation Revenue : 0.66%
Alameda County CA Corridor Transportation Authority CAB Subordinate Lien Prerefunded Bond Series A (Ambac Insured) ¤	0.00	10-1-2018	4,220,000	4,220,000
Alameda County CA Corridor Transportation Authority CAB Subordinate Lien Unrefunded Bond Series A (Ambac Insured) ¤	0.00	10-1-2018	1,350,000	1,350,000
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) ±	2.81	4-1-2036	9,810,000	10,191,315
				15,761,315

Utilities Revenue : 0.85%
California Municipal Finance Authority	5.00	10-1-2025	1,500,000	1,759,320
M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	2,000,000	2,788,460
M-S-R California Energy Authority Gas Series C	7.00	11-1-2034	3,000,000	4,182,690
Northern California Power Agency Series A	5.25	8-1-2023	5,150,000	5,365,064
Sacramento CA MUD Series B	5.00	8-15-2030	1,075,000	1,211,127
Southern California Public Power Authority Milford Wind Corridor Project #1	5.00	7-1-2024	5,000,000	5,187,500
				20,494,161

Water & Sewer Revenue : 0.42%
California Department of Water Resources Central Valley Project Series AT (SIFMA Municipal Swap +0.37%) ±	1.93	12-1-2035	10,000,000	10,049,100

				202,885,263

Colorado : 0.77%
Education Revenue : 0.28%
Colorado ECFA University of Denver Project (National Insured)	5.25	3-1-2025	1,110,000	1,263,435
Regents of the University of Colorado Certificate of Participation Series 2013A	5.00	11-1-2028	5,000,000	5,570,100
				6,833,535

3

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue : 0.29%
Adams County CO 12 Five Star Schools Series B	5.00%	12-15-2028	$3,800,000	$4,439,084
Mesa County CO Valley School District # 51 Grand Junction	5.50	12-1-2035	2,175,000	2,607,738
				7,046,822

Industrial Development Revenue : 0.14%
Denver CO Convention Center Hotel Authority Refunding Bond	5.00	12-1-2023	3,000,000	3,324,270

Miscellaneous Revenue : 0.06%
Adams County CO Refunding & Improvement Certificate of Participation	4.00	12-1-2018	500,000	501,720
Adams County CO Refunding & Improvement Certificate of Participation	5.00	12-1-2021	830,000	900,367
				1,402,087

				18,606,714

Connecticut : 3.30%
Education Revenue : 1.83%
Connecticut HEFAR Yale University Issue Series A	1.00	7-1-2042	25,000,000	24,808,000
Connecticut HEFAR Yale University Issue Series A	2.05	7-1-2035	10,000,000	9,962,300
Connecticut HEFAR Yale University Issue Series A-2	2.00	7-1-2042	3,395,000	3,188,822
University of Connecticut Series A	5.00	3-15-2027	1,000,000	1,115,690
University of Connecticut Series A	5.00	3-15-2031	2,075,000	2,274,740
University of Connecticut Series A	5.00	3-15-2032	2,500,000	2,732,075
				44,081,627

GO Revenue : 0.98%
Connecticut Series A	5.00	3-1-2029	2,500,000	2,703,900
Connecticut Series B	5.00	6-15-2027	3,000,000	3,302,400
Connecticut Series F	5.00	11-15-2032	300,000	326,553
Hamden CT	4.00	8-15-2020	1,235,000	1,277,768
Hamden CT	4.00	8-15-2021	1,235,000	1,298,578
Hamden CT (AGM Insured)	5.00	8-15-2022	1,000,000	1,081,260
Hamden CT Prerefunded Bond (AGM Insured)	5.00	8-15-2021	125,000	134,895
Hamden CT Refunding Bond Series A (Build America Mutual Assurance Company Insured)	5.00	8-15-2029	500,000	563,005
Hamden CT Refunding Bond Series A (Build America Mutual Assurance Company Insured)	5.00	8-15-2030	1,200,000	1,344,816
Hamden CT Series A (Build America Mutual Assurance Company Insured)	5.00	8-15-2026	2,000,000	2,238,280
Hamden CT Series A (Build America Mutual Assurance Company Insured)	5.00	8-15-2027	1,200,000	1,350,792
Hamden CT Unrefunded Bond (AGM Insured)	5.00	8-15-2021	875,000	931,928
Hartford CT Series A (AGM Insured)	5.00	4-1-2022	3,010,000	3,255,255
Hartford CT Series A (AGM Insured)	5.00	7-1-2026	1,000,000	1,121,300
Hartford CT Series C (AGM Insured)	5.00	7-15-2022	2,320,000	2,521,190
				23,451,920

Miscellaneous Revenue : 0.45%
Connecticut Series A (SIFMA Municipal Swap +0.85%) ±	2.41	3-1-2022	3,000,000	3,026,460
Connecticut Series A (SIFMA Municipal Swap +1.10%) ±	2.66	4-15-2019	2,300,000	2,310,557
Connecticut Series A (SIFMA Municipal Swap +1.25%) ±	2.81	4-15-2020	3,300,000	3,339,963
Connecticut Series G	4.00	10-15-2026	1,985,000	2,051,498
				10,728,478

Tax Revenue : 0.04%
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A	5.00	8-1-2030	1,000,000	1,101,870

				79,363,895

4

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Delaware : 0.08%
Education Revenue : 0.08%
Delaware EDA Odyssey Charter School Project Series B 144A	6.75%	9-1-2035	$2,000,000	$1,978,020

District of Columbia : 1.17%
Education Revenue : 0.11%
District of Columbia Howard University Series A	5.75	10-1-2026	2,510,000	2,637,784

GO Revenue : 0.35%
District of Columbia Series 2016A	5.00	6-1-2033	5,000,000	5,709,350
District of Columbia Series A	5.00	6-1-2033	2,400,000	2,765,712
				8,475,062

Miscellaneous Revenue : 0.46%
District of Columbia Federal Highway Grant Anticipation Bonds	5.00	12-1-2023	1,000,000	1,099,490
District of Columbia Federal Highway Grant Anticipation Bonds	5.00	12-1-2025	3,520,000	3,849,789
District of Columbia Federal Highway Grant Anticipation Bonds	5.25	12-1-2025	2,630,000	2,799,109
District of Columbia Medical Association of Colleges Series B	5.00	10-1-2024	3,095,000	3,296,794
				11,045,182

Transportation Revenue : 0.14%
Washington D.C. Metropolitan Area Authority Series 2017B	5.00	7-1-2032	3,000,000	3,460,980

Water & Sewer Revenue : 0.11%
District of Columbia Water & Sewer Authority Public Utility Senior Lien Series 2018A	5.00	10-1-2037	2,260,000	2,592,898

				28,211,906

Florida : 3.86%
Airport Revenue : 0.10%
Jacksonville FL Port Authority Series 2018B	5.00	11-1-2035	2,045,000	2,325,963

Education Revenue : 0.20%
Florida Development Finance Corporation Renaissance Charter School Series A	5.00	9-15-2020	880,000	890,296
Florida HEFAR	4.00	4-1-2021	1,000,000	1,034,870
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A	5.00	7-1-2022	1,730,000	1,885,665
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A	5.00	7-1-2023	815,000	904,870
				4,715,701

GO Revenue : 0.05%
Plantation FL Ad Valorem Bond	5.00	7-1-2031	1,155,000	1,343,092

Health Revenue : 0.10%
Miami-Dade County FL Health Facilities Authority Nicklaus Children’s Hospital Project	5.00	8-1-2031	500,000	563,000
Miami-Dade County FL Health Facilities Authority Nicklaus Children’s Hospital Project	5.00	8-1-2033	1,645,000	1,840,262
				2,403,262

Miscellaneous Revenue : 1.97%
Boynton FL PFA Capital Improvement Series 2018	5.00	7-1-2035	3,590,000	3,987,413
Broward County FL School Board Certificate of Participation Series A	5.00	7-1-2024	5,000,000	5,665,100
Cityplace Florida Community Development District Special Assessment	5.00	5-1-2021	2,945,000	3,140,018
Duval County FL School Board Certificate of Participation Series B	5.00	7-1-2028	2,500,000	2,822,800

5

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Duval County FL School Board Certificate of Participation Series B	5.00%	7-1-2029	$5,000,000	$5,632,500
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	3,000,000	3,365,070
Miami-Dade County FL School Board Certificate of Participation Series D	5.00	11-1-2027	6,600,000	7,434,042
Monroe County FL School Board Certificate of Participation Series A	5.00	6-1-2034	1,500,000	1,700,400
Monroe County FL School Board Certificate of Participation Series A	5.00	6-1-2035	1,000,000	1,129,570
Orange County FL School Board Certificate of Participation Series C	5.00	8-1-2029	2,000,000	2,263,780
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2032	2,000,000	2,264,860
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2033	2,500,000	2,810,175
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2034	2,600,000	2,911,818
Palm Beach County FL Refunding Bond	5.00	5-1-2029	2,000,000	2,305,980
				47,433,526

Tax Revenue : 0.61%
Miami-Dade County FL Public Services (AGM Insured)	4.00	10-1-2019	3,440,000	3,506,908
Miami-Dade County FL Public Services (AGM Insured)	4.00	10-1-2020	3,600,000	3,735,252
Miami-Dade County FL Public Services (AGM Insured)	4.00	4-1-2021	2,485,000	2,596,800
Miami-Dade County FL Special Obligation Series A	5.00	10-1-2023	700,000	770,658
Tampa FL Sports Authority Stadium Project	5.00	1-1-2025	3,550,000	4,071,282
				14,680,900

Transportation Revenue : 0.48%
Florida Department of Transportation Turnpike System Series A	5.00	7-1-2023	3,910,000	4,395,192
Florida Department of Transportation Turnpike System Series A	5.00	7-1-2025	4,950,000	5,727,101
Florida Mid-Bay Bridge Authority Series A	5.00	10-1-2025	1,250,000	1,419,400
				11,541,693

Water & Sewer Revenue : 0.35%
Daytona Beach FL Utility System (AGM Insured)	5.00	11-1-2022	2,205,000	2,426,536
Miami-Dade County FL Water & Sewer Refunding Bond Series C (BHAC Insured)	5.00	10-1-2024	2,950,000	2,950,000
Miami-Dade County FL Water & Sewer Refunding Bond Series C	5.25	10-1-2022	3,000,000	3,000,000
				8,376,536

				92,820,673

Georgia : 1.69%
Education Revenue : 0.15%
Private Colleges & Universities Authority of Georgia Series A	5.00	10-1-2021	3,330,000	3,541,189

Housing Revenue : 0.12%
Atlanta GA Urban Residential Finance Authority MFHR Wheat Street Towers Project	1.40	5-1-2020	3,000,000	2,988,450

Industrial Development Revenue : 0.08%
Monroe County GA PCR Georgia Power Company Plant Scherer Project	2.35	10-1-2048	2,000,000	1,989,380

Utilities Revenue : 1.34%
Burke County GA PCR Oglethorpe Power Corporation Vogtle Project Series E	3.25	11-1-2045	6,000,000	5,932,020
Floyd County GA PCR Georgia Power Company Plant Hammond Project	2.35	7-1-2022	1,000,000	997,860
Georgia Public Gas Partners Incorporated Series A	5.00	10-1-2019	5,000,000	5,142,850
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	15,500,000	16,297,165
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.50	9-15-2022	1,000,000	1,105,090

6

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Utilities Revenue (continued)
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series C	4.00%	8-1-2048	$2,500,000	$2,629,700
				32,104,685

				40,623,704

Guam : 0.30%
Airport Revenue : 0.11%
Guam International Airport Authority	5.00	10-1-2022	1,000,000	1,074,420
Guam International Airport Authority	5.00	10-1-2023	1,500,000	1,591,890
				2,666,310

Tax Revenue : 0.06%
Guam Government Business Privilege Tax Bond Series A	5.00	1-1-2020	1,345,000	1,387,166

Water & Sewer Revenue : 0.13%
Guam Government Waterworks Authority	5.25	7-1-2020	350,000	366,401
Guam Government Waterworks Authority	5.25	7-1-2033	2,500,000	2,685,150
				3,051,551

				7,105,027

Hawaii : 0.42%
GO Revenue : 0.42%
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.30%) ±	1.86	9-1-2022	2,500,000	2,499,125
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	1.88	9-1-2025	2,500,000	2,499,125
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	1.88	9-1-2028	5,000,000	4,998,250
				9,996,500

Illinois : 15.24%
Airport Revenue : 1.35%
Chicago IL O’Hare International Airport Senior Lien (AGM Insured)	5.13	1-1-2030	2,610,000	2,849,102
Chicago IL O’Hare International Airport Senior Lien (AGM Insured)	5.13	1-1-2031	3,335,000	3,629,380
Chicago IL O’Hare International Airport Senior Lien	5.25	1-1-2032	8,755,000	9,585,850
Chicago IL O’Hare International Airport Senior Lien Series B	5.00	1-1-2030	8,000,000	8,790,160
Chicago IL O’Hare International Airport Third Lien Series C (AGC Insured)	5.25	1-1-2025	4,075,000	4,225,897
Chicago IL O’Hare International Airport Third Lien Series F	4.25	1-1-2021	735,000	752,772
Peoria IL Metropolitan Airport Authority Series D	5.00	12-1-2027	2,250,000	2,564,865
				32,398,026

Education Revenue : 0.69%
Illinois Finance Authority Bradley University Project Series C	5.00	8-1-2032	1,250,000	1,385,300
Illinois Finance Authority Student Housing Illinois State University Project	5.50	4-1-2021	2,760,000	2,870,455
Illinois Finance Authority Wesleyan University	5.00	9-1-2026	680,000	761,423
Northern Illinois University Board of Trustees Auxiliary Facilities (AGM Insured)	5.00	4-1-2019	1,000,000	1,013,770
Northern Illinois University Board of Trustees Certificate of Participation (AGM Insured)	5.00	9-1-2022	1,325,000	1,437,440
Northern Illinois University Board of Trustees Certificate of Participation (AGM Insured)	5.00	9-1-2024	1,000,000	1,103,060

7

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
University of Illinois Auxiliary Facilities Systems CAB ¤	0.00%	4-1-2020	$8,270,000	$7,956,236
				16,527,684

GO Revenue : 6.73%
Bolingbrook, Will & DuPage Counties IL Series A (AGM Insured)	5.00	1-1-2023	650,000	709,040
Champaign & Coles Counties IL Community College District #505 Series A	4.00	12-1-2018	1,015,000	1,018,522
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) ¤	0.00	12-1-2025	3,380,000	2,518,370
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) ¤	0.00	12-1-2026	4,030,000	2,854,328
Chicago IL Board of Education Series C	5.00	12-1-2021	2,500,000	2,504,625
Chicago IL Board of Education Series C	5.00	12-1-2029	2,960,000	2,961,539
Chicago IL Board of Education Series C	5.25	12-1-2025	5,000,000	5,007,450
Chicago IL Board of Education Series F	5.00	12-1-2020	2,375,000	2,440,028
Chicago IL CAB Series C ¤	0.00	1-1-2023	2,500,000	2,127,075
Chicago IL Metropolitan Reclamation Series B	5.00	12-1-2025	2,500,000	2,700,000
Chicago IL Park District Series A	5.00	1-1-2036	2,250,000	2,347,695
Chicago IL Park District Series B	5.00	1-1-2021	3,765,000	3,965,938
Chicago IL Park District Series B (Build America Mutual Assurance Company Insured)	5.00	1-1-2029	2,000,000	2,171,520
Chicago IL Park District Series C	5.00	1-1-2022	1,515,000	1,626,489
Chicago IL Series A	5.00	1-1-2027	1,000,000	1,056,540
Chicago IL Series A	5.00	1-1-2025	750,000	799,388
Chicago IL Series A	5.25	1-1-2028	1,640,000	1,642,509
Chicago IL Series A (Build America Mutual Assurance Company Insured)	5.25	1-1-2037	4,460,000	4,471,328
Chicago IL Series C	4.00	1-1-2020	1,505,000	1,521,751
Chicago IL Series C	5.00	1-1-2024	3,695,000	3,712,514
Chicago IL Series C	5.00	1-1-2026	5,000,000	5,409,600
Chicago IL Series G (Ambac Insured)	5.00	12-1-2024	15,205,000	15,253,200
Chicago IL Series J (Ambac Insured)	5.00	12-1-2023	310,000	310,973
Cook County IL	5.00	11-15-2035	1,300,000	1,428,063
Cook County IL Community College District #508	5.25	12-1-2025	1,250,000	1,332,988
Cook County IL Community College District #508	5.25	12-1-2027	1,295,000	1,370,395
Cook County IL Community College District #508	5.25	12-1-2028	1,250,000	1,318,600
Cook County IL Community College District #508	5.25	12-1-2030	3,000,000	3,150,390
Cook County IL Community College District #508	5.25	12-1-2031	3,200,000	3,354,336
Cook County IL Series A	5.00	11-15-2031	1,000,000	1,111,150
Cook County IL Series A	5.25	11-15-2022	7,240,000	7,671,432
Cook County IL Series A	5.25	11-15-2023	7,680,000	8,129,434
Cook County IL Series A	5.25	11-15-2024	2,200,000	2,371,468
Cook County IL Series B	5.00	11-15-2023	600,000	673,176
Cook County IL Series C	5.00	11-15-2021	1,460,000	1,581,633
Cook County IL Series C	5.00	11-15-2024	2,175,000	2,374,948
Cook County IL Series C	5.00	11-15-2025	2,450,000	2,662,244
DuPage, Cook & Will Counties IL Community College District #502 Series A	5.00	6-1-2022	2,650,000	2,897,987
Homer, Glen, Will & Cook Village Counties IL Series A	4.00	12-1-2019	1,000,000	1,022,410
Homer, Glen, Will & Cook Village Counties IL Series A	5.00	12-1-2021	1,015,000	1,049,591
Illinois (AGM Insured)	5.00	1-1-2023	2,450,000	2,518,551
Illinois (AGM Insured)	5.00	4-1-2026	5,000,000	5,442,500
Illinois	4.75	4-1-2020	2,650,000	2,653,525
Illinois	5.00	7-1-2023	5,065,000	5,319,719
Illinois	5.00	8-1-2024	1,000,000	1,038,740
Illinois	5.50	7-1-2026	2,300,000	2,470,292
Illinois Series A	5.00	4-1-2023	4,500,000	4,721,310
Illinois Series A (AGM Insured)	5.00	4-1-2024	2,500,000	2,696,875
Kane, Cook & DuPage Counties IL School District #46 Prerefunded Balance Bond Series B	4.50	1-1-2024	1,170,000	1,255,001
Kane, Cook & DuPage Counties IL School District #46 Unrefunded Balance Bond Series B	4.50	1-1-2024	3,100,000	3,298,090
Kendall, Kane & Will Counties IL Unified School District Series A	5.00	2-1-2023	1,000,000	1,060,660
McHenry & Kane Counties IL Community Consolidated School District #158	5.63	1-15-2031	2,000,000	2,194,580
McHenry & Lake Counties IL Community Consolidated School District #26 (AGM Insured)	5.00	2-1-2020	1,455,000	1,506,332
Springfield IL	5.00	12-1-2021	850,000	906,746

8

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Springfield IL	5.00%	12-1-2023	$570,000	$624,994
Tazewell County IL School District #51 (National Insured)	9.00	12-1-2018	535,000	541,067
Waukegan IL Series B (AGM Insured)	4.00	12-30-2024	1,030,000	1,089,421
Will County IL Community Unified School District CAB (National Insured) ¤	0.00	11-1-2018	9,730,000	9,712,291
				161,681,361

Health Revenue : 0.09%
Illinois Finance Authority Ann & Robert H. Laurie Children’s Hospital Project of Chicago	5.00	8-15-2034	1,000,000	1,119,150
Illinois Finance Authority Edward Elmhurst Healthcare Series A	5.00	1-1-2026	1,000,000	1,114,870
				2,234,020

Miscellaneous Revenue : 0.27%
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	12-1-2023	4,040,000	4,497,288
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,000,000	1,124,320
University of Illinois Board of Trustees Certificate of Participation Unrefunded Bond Series B (AGM Insured)	5.00	10-1-2020	955,000	957,273
				6,578,881

Tax Revenue : 4.74%
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2026	5,140,000	5,888,384
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2027	3,000,000	3,436,800
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2030	2,075,000	2,377,120
Chicago IL Transit Authority Sales Tax Receipts	5.25	12-1-2027	2,600,000	2,781,714
Cook County IL Sales Tax Bond	5.00	11-15-2033	4,000,000	4,524,880
Illinois	5.00	6-15-2023	16,150,000	17,585,735
Illinois Junior Obligation	5.00	6-15-2025	6,000,000	6,478,680
Illinois Regional Transportation Authority (National Insured)	6.50	7-1-2026	7,815,000	9,580,174
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	1,000,000	1,058,450
Illinois Series A	5.00	1-1-2027	10,625,000	10,925,369
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	2,500,000	2,694,900
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2030	4,000,000	4,361,000
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2032	3,000,000	3,254,580
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2029	35,200,000	21,593,088
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2030	12,800,000	7,445,376
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured) ¤	0.00	6-15-2029	10,000,000	6,296,000
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	1,945,000	2,033,011
Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	1,875,000	1,516,556
				113,831,817

Tobacco Revenue : 0.14%
Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,343,350

Transportation Revenue : 0.23%
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5309-A (AGC Insured)	6.00	6-1-2024	2,000,000	2,013,700
Illinois Toll Highway Authority Series A-1	5.25	1-1-2026	3,500,000	3,626,105
				5,639,805

9

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 1.00%
Chicago IL Second Lien	5.00%	11-1-2022	$1,730,000	$1,884,818
Chicago IL Second Lien	5.00	11-1-2023	1,515,000	1,641,427
Chicago IL Second Lien	5.00	11-1-2025	620,000	667,027
Chicago IL Second Lien	5.00	11-1-2026	2,000,000	2,146,940
Chicago IL Second Lien	5.00	11-1-2028	3,000,000	3,207,330
Chicago IL Second Lien	5.00	11-1-2029	1,490,000	1,590,620
Chicago IL Second Lien	5.00	11-1-2033	1,000,000	1,077,510
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2022	1,340,000	1,439,910
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2023	1,935,000	2,069,908
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2024	2,000,000	2,137,500
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2027	2,670,000	2,911,101
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2032	1,000,000	1,069,800
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2033	1,000,000	1,065,850
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2034	1,000,000	1,063,390
				23,973,131

				366,208,075

Indiana : 1.12%
Education Revenue : 0.04%
University of Southern Indiana Student Fee Series J (AGC Insured)	5.00	10-1-2019	1,000,000	1,028,870

Health Revenue : 0.25%
Indiana Finance Authority Parkview Health Project Unrefunded Bond	5.50	5-1-2024	810,000	826,265
Indiana HFFA Ascension Health Subordinate Bond Credit Group Series A-3	1.35	11-1-2027	2,755,000	2,705,686
Knox County IN EDA Series A	5.00	4-1-2022	925,000	976,856
Knox County IN EDA Series A	5.00	4-1-2023	665,000	704,308
Knox County IN EDA Series A	5.00	4-1-2026	750,000	786,728
				5,999,843

Miscellaneous Revenue : 0.67%
Dubois IN Greater Jasper School Building Corporation First Mortgage Bond	5.00	7-15-2029	1,500,000	1,752,720
Indiana Bond Bank Special Program Series A (AGM Insured)	5.00	9-1-2022	1,545,000	1,671,659
Indiana Finance Authority Stadium Project Series A	5.25	2-1-2028	2,000,000	2,306,660
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2027	760,000	885,750
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2028	1,000,000	1,159,710
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2029	735,000	846,088
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2030	1,375,000	1,577,950
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2031	1,000,000	1,144,770
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2033	1,545,000	1,755,630
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2034	2,000,000	2,264,280
Valparaiso IN Multi-Schools Building Corporation	5.00	7-15-2024	750,000	849,968
				16,215,185

Water & Sewer Revenue : 0.16%
Indiana Finance Authority Clean Water Act Project Series A	5.00	10-1-2031	1,035,000	1,159,304
Indiana Finance Authority Wastewater Utilities Clean Water Act Authority Project Series A	5.00	10-1-2030	2,315,000	2,597,083
				3,756,387

				27,000,285

Iowa : 1.16%
Education Revenue : 0.22%
Iowa Student Loan Liquidity Corporation Series 1	5.25	12-1-2018	5,285,000	5,310,368

GO Revenue : 0.11%
Altoona IA Annual Appropriation Urban Renewal Refunding Bond	5.00	6-1-2027	2,310,000	2,600,552

10

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue : 0.83%
Iowa Finance Authority Midwestern Disaster Area Project (Korea Development Bank LOC) ø	1.91%	4-1-2022	$19,900,000	$19,900,000

				27,810,920

Kansas : 0.24%
Health Revenue : 0.06%
Kansas Development Finance Authority Health Facilities Series F	5.00	11-15-2021	1,300,000	1,407,081

Miscellaneous Revenue : 0.12%
Kansas Development Finance Authority Agro-Defense Facility Series G	5.00	4-1-2030	2,650,000	2,912,377

Tax Revenue : 0.06%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	3,930,000	1,428,594

				5,748,052

Kentucky : 0.86%
Health Revenue : 0.05%
Kentucky EDFA Catholic Health Initiative Series B2 (1 Month LIBOR +0.90%) ±	2.34	2-1-2046	1,250,000	1,250,363

Transportation Revenue : 0.37%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2020	1,000,000	949,790
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2021	2,750,000	2,518,945
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2022	4,320,000	3,817,152
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2025	1,020,000	768,448
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2029	1,400,000	875,168
				8,929,503

Utilities Revenue : 0.44%
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	10,000,000	10,547,900

				20,727,766

Louisiana : 1.48%
Airport Revenue : 0.04%
New Orleans LA Aviation Board North Terminal Project Series A	5.00	1-1-2033	750,000	842,520

Education Revenue : 0.21%
Louisiana Public Facilities Authority Loyola University Project CAB ¤	0.00	10-1-2027	3,380,000	2,917,886
Louisiana Public Facilities Authority Loyola University Project CAB ¤	0.00	10-1-2028	2,500,000	2,171,350
				5,089,236

Miscellaneous Revenue : 0.80%
Lafayette LA Communications System (AGM Insured)	5.00	11-1-2025	1,500,000	1,688,025
Louisiana Correctional Facilities Corporation (Ambac Insured)	5.00	9-1-2019	1,000,000	1,026,280
Louisiana Public Facilities Authority Archdiocese of New Orleans Project	5.00	7-1-2024	1,000,000	1,114,880
Louisiana Public Facilities Authority Archdiocese of New Orleans Project	5.00	7-1-2025	600,000	675,900

11

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Louisiana Public Facilities Authority Archdiocese of New Orleans Project	5.00%	7-1-2026	$500,000	$567,910
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2026	2,000,000	2,277,480
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2027	2,700,000	3,070,953
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2028	2,405,000	2,730,589
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2029	2,695,000	3,048,988
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2030	2,700,000	3,042,036
				19,243,041

Tax Revenue : 0.24%
Jefferson LA Sales Tax District Series B (AGM Insured)	5.00	12-1-2031	1,000,000	1,140,240
Jefferson LA Sales Tax District Series B (AGM Insured)	5.00	12-1-2032	1,000,000	1,136,840
St. Bernard Parish LA Sales Tax Refunding Bond	4.00	3-1-2023	3,405,000	3,579,268
				5,856,348

Transportation Revenue : 0.14%
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2031	1,000,000	1,124,670
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2032	1,000,000	1,122,640
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2033	1,000,000	1,119,260
				3,366,570

Water & Sewer Revenue : 0.05%
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Series A	5.00	2-1-2030	1,000,000	1,104,030

				35,501,745

Maine : 0.24%
Education Revenue : 0.24%
Maine Health and HEFAR University of New England Issue Series A	5.00	7-1-2029	1,015,000	1,149,244
Maine Health and HEFAR University of New England Issue Series A	5.00	7-1-2030	1,200,000	1,353,840
Maine Health and HEFAR University of New England Issue Series A	5.00	7-1-2032	1,415,000	1,588,408
Maine Health and HEFAR University of New England Issue Series A	5.00	7-1-2033	1,485,000	1,658,641
				5,750,133

Maryland : 2.00%
Education Revenue : 0.14%
Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2027	500,000	526,965
Westminster MD Educational Facilities McDaniel College	5.00	11-1-2026	2,450,000	2,732,216
				3,259,181

GO Revenue : 1.66%
Maryland Series B	4.00	8-1-2023	5,000,000	5,395,900
Maryland Series B	4.00	8-1-2024	15,000,000	16,332,300
Maryland Series C	5.00	8-1-2022	2,975,000	3,283,924
Prince Georges County MD Consolidated Public Improvement Bonds Series 2013C	4.00	8-1-2029	8,000,000	8,471,520
Prince Georges County MD Consolidated Public Improvement Bonds Series C	4.00	8-1-2027	6,000,000	6,392,880
				39,876,524

12

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.14%
Maryland CDA Local Government Infrastructure Bond Series A-2	2.00%	6-1-2022	$460,000	$452,562
Prince Georges County MD Upper Marlboro Courthouse Project Series A	5.00	5-1-2028	1,215,000	1,434,866
Prince Georges County MD Upper Marlboro Courthouse Project Series A	5.00	5-1-2029	1,275,000	1,495,205
				3,382,633

Tax Revenue : 0.06%
Howard County MD Downtown Columbia Project Series A 144A	4.00	2-15-2028	500,000	507,320
Howard County MD Downtown Columbia Project Series A 144A	4.13	2-15-2034	1,000,000	992,650
				1,499,970

				48,018,308

Massachusetts : 1.59%
Education Revenue : 0.23%
Massachusetts Development Finance Agency Lasell College	5.00	7-1-2021	1,780,000	1,857,038
Massachusetts Development Finance Agency Merrimack College Series A	5.00	7-1-2021	1,035,000	1,102,109
Massachusetts Development Finance Agency Sabis International Charter Series A	6.55	4-15-2020	615,000	644,003
Massachusetts HEFA Harvard University Series A	5.00	12-15-2029	1,890,000	1,958,607
				5,561,757

GO Revenue : 0.35%
Boston MA Series A	4.00	4-1-2031	1,500,000	1,607,115
Boston MA Series A	5.00	4-1-2026	5,790,000	6,709,510
				8,316,625

Miscellaneous Revenue : 0.53%
Massachusetts Consolidated Loan Series D	1.05	8-1-2043	10,000,000	9,802,200
Massachusetts Consolidated Loan Series I	5.00	12-1-2030	2,570,000	2,969,841
				12,772,041

Tax Revenue : 0.48%
Massachusetts Consolidated Loan Series D	5.00	9-1-2028	10,000,000	11,495,900

				38,146,323

Michigan : 3.48%
Airport Revenue : 0.07%
Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00	12-1-2032	800,000	904,056
Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00	12-1-2034	600,000	675,522
				1,579,578

Education Revenue : 0.36%
Flint MI International Academy	5.38	10-1-2022	1,870,000	1,870,524
Flint MI International Academy	5.50	10-1-2027	1,985,000	1,984,960
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project	5.00	2-1-2022	2,080,000	2,098,970
Western Michigan University Board of Trustees	5.25	11-15-2027	600,000	672,678
Western Michigan University Board of Trustees	5.25	11-15-2029	1,000,000	1,119,100
Western Michigan University Board of Trustees (AGM Insured)	5.25	11-15-2033	750,000	839,708
				8,585,940

13

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue : 0.50%
Eaton Rapids MI Public Schools (Qualified School Board Loan Fund Insured)	5.00%	5-1-2022	$1,785,000	$1,950,987
Hazel Park MI School District (AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,160,000	1,213,488
Kent County MI	5.00	1-1-2025	1,000,000	1,007,440
Kent County MI Limited Tax Capital Improvement Bond	5.00	6-1-2030	1,040,000	1,196,790
Pinckney MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2025	2,040,000	2,277,028
Pinckney MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2026	2,505,000	2,783,731
Southfield MI 2015 Street Improvement	4.00	5-1-2025	1,490,000	1,604,179
				12,033,643

Health Revenue : 0.32%
Michigan Finance Authority Sparrow Obligated Group	5.00	11-15-2023	400,000	440,880
Michigan Finance Authority Sparrow Obligated Group	5.00	11-15-2026	800,000	874,192
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series F-2	1.90	11-15-2047	6,570,000	6,487,678
				7,802,750

Miscellaneous Revenue : 0.61%
Macomb MI Interceptor Drainage	5.00	5-1-2024	1,750,000	1,827,910
Macomb MI Interceptor Drainage	5.00	5-1-2025	1,750,000	1,827,910
Macomb MI Interceptor Drainage	5.00	5-1-2026	1,930,000	2,015,924
Michigan Grant Anticipation Refunding Bond	5.00	3-15-2025	3,000,000	3,442,410
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Ambac Insured)	5.00	12-1-2018	890,000	891,887
Michigan Public Educational Facilities Authority Limited Obligation Chandler Park Academy	5.60	11-1-2018	215,000	215,183
Michigan Strategic Fund Limited Obligation Cadillac Place Office Building Project	5.25	10-15-2025	4,165,000	4,533,519
				14,754,743

Tax Revenue : 0.65%
Michigan Finance Authority Local Government Loan Program Series F	4.00	10-1-2024	3,000,000	3,111,750
Michigan Strategic Fund Limited Obligation Events Center Project Series A	4.13	7-1-2045	12,500,000	12,520,250
				15,632,000

Water & Sewer Revenue : 0.97%
Great Lakes MI Water Authority Sewage Disposal System Series C	5.00	7-1-2030	3,350,000	3,750,928
Michigan Finance Authority Local Government Loan Program Series D (National Insured)	5.00	7-1-2025	1,000,000	1,113,190
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	12,000,000	13,151,520
Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00	7-1-2035	2,750,000	3,007,840
Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00	7-1-2037	2,000,000	2,175,480
				23,198,958

				83,587,612

Mississippi : 0.67%
Miscellaneous Revenue : 0.49%
Mississippi Development Bank Special Obligation Jackson Public School District Project Series A	5.00	4-1-2020	1,000,000	1,041,020
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	10,000,000	10,740,800
				11,781,820

14

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 0.18%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (AGM Insured)	6.00%	12-1-2023	$1,145,000	$1,323,551
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2026	525,000	594,615
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2027	435,000	490,811
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2034	750,000	833,483
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2035	1,000,000	1,108,310
				4,350,770

				16,132,590

Missouri : 0.44%
Airport Revenue : 0.02%
St. Louis MO Lambert St. Louis International Airport Series A-1	6.00	7-1-2019	415,000	427,047

Education Revenue : 0.10%
Missouri HEFA Webster University Project	5.00	4-1-2027	2,155,000	2,426,228

GO Revenue : 0.06%
Belton MO School District #124 Missouri Direct Deposit Program Project	5.00	3-1-2026	750,000	872,295
Belton MO School District #124 Missouri Direct Deposit Program Project	5.50	3-1-2029	400,000	484,456
				1,356,751

Miscellaneous Revenue : 0.25%
Kansas City MO Municipal Assistance Corporation CAB Series B-1 (Ambac Insured) ¤	0.00	4-15-2022	3,640,000	3,300,279
Poplar Bluff MO School District (AGM Insured)	5.00	3-1-2032	1,500,000	1,657,530
Poplar Bluff MO School District (AGM Insured)	5.00	3-1-2034	1,000,000	1,099,760
				6,057,569

Tax Revenue : 0.01%
Manchester MO Highway 141 Manchester Road Project	6.00	11-1-2025	195,000	192,999

				10,460,594

Nebraska : 0.12%
Health Revenue : 0.04%
Lincoln County NE Hospital Authority Great Plains Regional Medical Center	5.00	11-1-2024	1,000,000	1,070,590

Utilities Revenue : 0.08%
Municipal Energy Agency of Nebraska Series A (BHAC Insured)	5.00	4-1-2019	500,000	507,710
Nebraska Central Plains Energy Gas Project #3	5.00	9-1-2027	1,290,000	1,393,987
				1,901,697

				2,972,287

Nevada : 1.54%
Airport Revenue : 0.36%
Clark County NV Airport Series C (AGM Insured)	5.00	7-1-2023	5,600,000	5,724,656
Clark County NV Airport Series D	5.00	7-1-2024	2,750,000	2,844,133
				8,568,789

GO Revenue : 1.09%
Clark County NV Refunding Bond	5.00	6-1-2030	3,905,000	4,545,381
Clark County NV Refunding Bond Series B	5.00	11-1-2028	5,000,000	5,810,050

15

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Clark County NV Stadium Improvement Bond Series A	5.00%	6-1-2032	$1,615,000	$1,884,172
Clark County NV Water Reclamation District	5.00	7-1-2027	4,155,000	4,762,793
Clark County NV Water Reclamation District Series A	5.25	7-1-2038	2,880,000	2,951,366
Las Vegas NV Series A	5.00	5-1-2031	1,985,000	2,218,912
Las Vegas NV Valley Water District Series A	4.00	6-1-2028	1,665,000	1,787,744
Las Vegas NV Valley Water District Series B	5.00	6-1-2030	1,945,000	2,226,675
				26,187,093

Miscellaneous Revenue : 0.09%
Las Vegas NV Special Improvement District #607	4.00	6-1-2019	665,000	669,495
Las Vegas NV Special Improvement District #607	4.00	6-1-2020	555,000	564,108
Las Vegas NV Special Improvement District #607	4.00	6-1-2021	725,000	740,979
Las Vegas NV Special Improvement District #607	4.25	6-1-2024	200,000	203,926
				2,178,508

				36,934,390

New Hampshire : 0.04%
Housing Revenue : 0.04%
New Hampshire HFA Single Family Mortgage Acquisition Series E & F	4.80	7-1-2028	1,045,000	1,053,997

New Jersey : 3.71%
Airport Revenue : 0.20%
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S	5.00	1-1-2028	2,130,000	2,365,961
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S	5.00	1-1-2029	2,200,000	2,433,244
				4,799,205

Education Revenue : 0.42%
New Jersey HEFAR Student Assistance Authority Series A	5.00	6-1-2019	9,860,000	10,038,072

GO Revenue : 0.49%
Montclair NJ School Refunding Bond Series B	4.00	3-1-2026	500,000	551,530
Trenton City NJ (Build America Mutual Assurance Company Insured)	5.00	12-1-2022	1,630,000	1,775,983
Trenton City NJ (Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,775,000	1,975,469
Trenton City NJ (Build America Mutual Assurance Company Insured)	5.00	12-1-2025	1,860,000	2,086,660
Trenton City NJ (Build America Mutual Assurance Company Insured)	5.00	12-1-2026	1,000,000	1,141,870
Union County NJ General Improvement Bond	3.00	3-1-2026	4,165,000	4,230,099
				11,761,611

Miscellaneous Revenue : 2.05%
Essex County NJ Import Authority Series A	6.00	11-1-2025	5,000,000	5,241,400
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bond Series A	3.13	7-1-2029	1,000,000	966,620
New Jersey EDA Motor Vehicle Surcharges Series A	5.00	7-1-2033	2,500,000	2,721,350
New Jersey EDA Prerefunded Bond Motor Vehicle Surcharges Series A (National Insured)	5.25	7-1-2026	540,000	642,724
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2021	4,315,000	4,537,050
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2023	3,000,000	3,239,790
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2026	9,830,000	10,523,408
New Jersey EDA Series XX	5.00	6-15-2022	5,020,000	5,380,085
New Jersey EDA Unrefunded Bond Motor Vehicle Surcharges Series A (National Insured)	5.25	7-1-2026	2,320,000	2,623,549
New Jersey Educational Facilities Authority	5.00	6-15-2026	3,015,000	3,266,270
New Jersey Sports & Exposition Authority (National Insured)	5.50	3-1-2022	1,755,000	1,945,663
New Jersey TTFA Series A	5.00	6-15-2020	4,000,000	4,172,360
New Jersey TTFA Series A	5.25	6-15-2024	1,695,000	1,799,124

16

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
New Jersey TTFA Series A	5.25%	6-15-2025	$2,000,000	$2,120,700
				49,180,093

Tobacco Revenue : 0.11%
New Jersey EDA Cigarette Tax Refunding Bond	5.00	6-15-2021	2,500,000	2,650,150

Transportation Revenue : 0.44%
New Jersey TTFA Series A	5.25	12-15-2020	1,305,000	1,380,246
New Jersey TTFA Series C	5.25	6-15-2032	2,500,000	2,725,900
New Jersey TTFA Unrefunded Balance Bond (National Insured)	5.25	12-15-2021	6,000,000	6,479,580
				10,585,726

				89,014,857

New Mexico : 0.69%
GO Revenue : 0.13%
Albuquerque, Bernalillo & Sandoval Counties NM Municipal School District #12	5.00	8-1-2025	400,000	461,608
Albuquerque, Bernalillo & Sandoval Counties NM Municipal School District #12	5.00	8-1-2026	1,205,000	1,408,657
Albuquerque, Bernalillo & Sandoval Counties NM Municipal School District #12	5.00	8-1-2034	1,150,000	1,339,187
				3,209,452

Housing Revenue : 0.04%
New Mexico Mortgage Finance Authority SFMR Class I Series A (GNMA/FNMA/FHLMC Insured)	4.63	9-1-2025	795,000	808,436
New Mexico Mortgage Finance Authority SFMR Class I Series B (GNMA/FNMA/FHLMC Insured)	5.00	3-1-2028	285,000	295,733
				1,104,169

Miscellaneous Revenue : 0.47%
Clayton NM Jail Project Improvement & Refunding Bond (National Insured)	5.00	11-1-2028	9,265,000	10,153,977
Clayton NM Jail Project Improvement & Refunding Bond (National Insured)	5.00	11-1-2029	1,000,000	1,091,360
				11,245,337

Water & Sewer Revenue : 0.05%
Albuquerque & Bernalillo Counties NM Water Utility Authority Series B	5.00	7-1-2024	1,000,000	1,135,320

				16,694,278

New York : 9.76%
Airport Revenue : 0.19%
Port Authority New York & New Jersey Special Obligation	5.00	12-1-2020	4,500,000	4,645,215

Education Revenue : 0.78%
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1	5.00	7-1-2027	335,000	377,786
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1	5.00	7-1-2030	365,000	406,833
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	1,750,000	1,608,933
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	5.89	2-1-2032	2,745,000	2,587,574
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	7.65	2-1-2044	2,720,000	2,793,957

17

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00%	1-15-2022	$790,000	$852,947
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2023	645,000	707,378
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2024	905,000	1,006,396
Monroe County NY Industrial Development St. John Fisher College Project Series A	5.00	6-1-2020	2,125,000	2,224,833
New York Dormitory Authority Mount Sinai School of Medicine	5.50	7-1-2022	2,000,000	2,053,260
Niagara NY Area Development Corporation	5.00	5-1-2020	1,160,000	1,209,973
Niagara NY Area Development Corporation	5.00	5-1-2022	1,350,000	1,470,204
Troy NY Capital Resource Corporation Rensselaer Polytechnic Series B	5.00	9-1-2020	1,430,000	1,504,331
				18,804,405

GO Revenue : 1.03%
Hempstead Town Nassau County NY Public Improvement Series A	4.00	6-15-2028	5,000,000	5,398,550
Nassau County NY	5.00	10-1-2024	7,965,000	9,015,424
New York NY Series B	5.00	12-1-2032	2,000,000	2,289,220
New York NY Series C	5.00	8-1-2031	5,000,000	5,621,550
Suffolk NY Public Improvement Serial Bond Series A (AGM Insured)	3.00	6-1-2019	1,180,000	1,188,189
Yonkers NY Series A (AGM Insured)	5.00	10-1-2024	1,000,000	1,087,460
				24,600,393

Miscellaneous Revenue : 0.54%
New York Dormitory Authority Non State Supported Debt Prerefunded Bond	4.00	7-1-2019	70,000	70,371
New York Dormitory Authority Non State Supported Debt Unrefunded Bond	4.00	7-1-2019	670,000	679,970
New York Dormitory Authority Series D	5.00	10-1-2031	2,005,000	2,317,439
New York Dormitory Authority State University Educational Facilities Series A	5.50	5-15-2019	1,235,000	1,262,763
New York NY Transitional Finance Authority Building Aid Bond Series S-1	5.00	7-15-2032	2,500,000	2,862,775
New York NY Trust for Cultural Resources Series A-1	5.00	7-1-2031	2,475,000	2,609,294
New York Urban Development Corporation Series D (AGC Insured)	5.50	1-1-2019	3,000,000	3,027,300
				12,829,912

Tax Revenue : 3.68%
New York Convention Center Development Corporation	5.00	11-15-2028	8,000,000	9,139,760
New York Dormitory Authority Sales Tax State Supported Debt Series 2018C	5.00	3-15-2034	23,000,000	26,495,540
New York Dormitory Authority Series 2015-A	5.00	3-15-2028	5,000,000	5,683,100
New York Dormitory Authority Series 2016-A	5.00	2-15-2031	3,000,000	3,426,720
New York Dormitory Authority Series 2017-A	5.00	2-15-2031	10,000,000	11,478,200
New York Dormitory Authority Series B (Ambac Insured)	5.50	3-15-2025	3,885,000	4,593,274
New York Metropolitan Transportation Authority Dedicated Tax Fund Series A	5.00	11-15-2024	6,010,000	6,649,103
New York NY Transitional Finance Authority Prerefunded Balance Bond Series A	5.00	5-1-2023	2,875,000	2,927,526
New York NY Transitional Finance Authority Series B	5.00	8-1-2027	1,115,000	1,258,868
New York NY Transitional Finance Authority Series C	5.00	11-1-2027	5,000,000	5,711,650
New York NY Transitional Finance Authority Subordinate Bond Series B-1	5.00	11-1-2028	1,000,000	1,146,620
New York Urban Development Corporation Personal Income Tax Series A	5.00	3-15-2031	3,815,000	4,255,022
New York Urban Development Corporation Personal income Tax Series A	5.00	3-15-2032	5,000,000	5,670,450
				88,435,833

Tobacco Revenue : 0.04%
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B	4.00	6-1-2022	420,000	451,063

18

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tobacco Revenue (continued)
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B	5.00%	6-1-2023	$500,000	$552,910
				1,003,973

Transportation Revenue : 2.68%
New York Metropolitan Transportation Authority Series A	5.00	11-15-2030	4,010,000	4,355,742
New York Metropolitan Transportation Authority Series C	5.25	11-15-2028	5,000,000	5,775,100
New York Metropolitan Transportation Authority Series C	5.25	11-15-2029	11,100,000	12,759,006
New York Metropolitan Transportation Authority Series C	5.25	11-15-2030	8,350,000	9,569,100
New York Metropolitan Transportation Authority Series C	5.25	11-15-2031	4,500,000	5,141,475
New York Metropolitan Transportation Authority Series D	5.00	11-15-2027	2,000,000	2,256,840
New York Metropolitan Transportation Authority Series F	5.00	11-15-2025	2,490,000	2,851,673
New York Metropolitan Transportation Authority Series F	5.00	11-15-2028	2,450,000	2,671,211
Triborough NY MTA Bridges & Tunnels Authority Series 2018	5.00	11-15-2031	7,000,000	8,483,510
Triborough NY MTA Bridges & Tunnels Authority Series 2018C	5.00	11-15-2034	4,000,000	4,674,600
Triborough NY MTA Bridges & Tunnels Authority Series 2018C	5.00	11-15-2035	5,000,000	5,805,450
				64,343,707

Utilities Revenue : 0.47%
Long Island NY Power Authority Electric System Series C (1 Month LIBOR +0.75%) ±	2.13	5-1-2033	10,000,000	9,990,600
New York Utility Debt Securitization Authority	5.00	12-15-2032	1,250,000	1,393,125
				11,383,725

Water & Sewer Revenue : 0.35%
Nassau NY Water Authority Series A	5.00	4-1-2027	350,000	396,340
Nassau NY Water Authority Series A	5.00	4-1-2028	300,000	338,388
Nassau NY Water Authority Series B	5.00	4-1-2024	400,000	449,752
Nassau NY Water Authority Series B	5.00	4-1-2026	755,000	858,329
New York NY Municipal Water Finance Authority Fiscal 2015 Series GG	5.00	6-15-2029	1,645,000	1,875,497
New York NY Municipal Water Finance Authority Water & Sewer System Second General Resolution Fiscal 2015 Series HH	5.00	6-15-2037	4,000,000	4,446,360
				8,364,666

				234,411,829

North Carolina : 0.18%
Health Revenue : 0.06%
New Hanover County NC Regional Medical Center	5.00	10-1-2022	250,000	274,533
New Hanover County NC Regional Medical Center	5.00	10-1-2023	1,000,000	1,116,260
				1,390,793

Miscellaneous Revenue : 0.12%
North Carolina Grant Anticipation Vehicle Bond	5.00	3-1-2029	2,470,000	2,786,950
Onslow County NC Limited Obligation Series A	4.00	6-1-2022	90,000	95,279
				2,882,229

				4,273,022

North Dakota : 0.01%
Housing Revenue : 0.01%
North Dakota Housing Finance Agency Series D	4.50	1-1-2029	255,000	255,938

19

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Ohio : 1.95%
Education Revenue : 0.04%
Summit County OH Port Authority University of Akron Student Housing Project	5.25%	1-1-2024	$685,000	$733,505
Summit County OH Port Authority University of Akron Student Housing Project	5.25	1-1-2024	315,000	333,944
				1,067,449

GO Revenue : 0.09%
Columbus OH Various Purposes Series 2	5.00	7-1-2026	1,775,000	2,082,980

Miscellaneous Revenue : 0.63%
Cincinnati OH City School District Improvement Project Certificate of Participation	5.00	12-15-2024	4,815,000	5,472,873
Cincinnati OH City School District Improvement Project Certificate of Participation	5.00	12-15-2025	2,095,000	2,367,141
Clermont County OH Port Authority West Clermont Local School District Project (Build America Mutual Assurance Company Insured)	5.00	12-1-2025	500,000	568,850
Clermont County OH Port Authority West Clermont Local School District Project (Build America Mutual Assurance Company Insured)	5.00	12-1-2026	600,000	679,710
Clermont County OH Port Authority West Clermont Local School District Project (Build America Mutual Assurance Company Insured)	5.00	12-1-2028	1,250,000	1,417,788
JobsOhio Beverage System Statewide Liquor Profits Senior Lien Series A	5.00	1-1-2022	2,500,000	2,710,775
Ohio Building Authority Series A	5.00	10-1-2024	1,000,000	1,075,060
RiverSouth Authority Ohio Lazarus Building Redevelopment Series A	5.75	12-1-2027	895,000	896,754
				15,188,951

Tax Revenue : 0.12%
Cleveland OH Subordinate Lien Income Tax Refunding Bond Series B-1	5.00	10-1-2030	2,500,000	2,897,100

Transportation Revenue : 0.05%
Ohio Turnpike Commission Junior Lien Infrastructure Projects Series A-1	5.25	2-15-2029	1,000,000	1,108,760

Utilities Revenue : 0.03%
Cleveland OH Public Power System Refunding Bond (AGM Insured)	5.00	11-15-2033	625,000	710,288

Water & Sewer Revenue : 0.99%
Ohio Water Development Authority Fresh Water Series 2018	5.00	6-1-2028	19,000,000	22,576,180
Ohio Water Development Authority Pollution Control Series A	5.00	12-1-2031	1,000,000	1,161,490
				23,737,670

				46,793,198

Oklahoma : 2.73%
Airport Revenue : 0.31%
Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2019	1,500,000	1,527,390
Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2021	1,185,000	1,235,908
Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2022	520,000	541,996
Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2025	1,200,000	1,250,352
Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2026	1,250,000	1,302,450
Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2027	1,000,000	1,041,960

20

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Airport Revenue (continued)
Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00%	6-1-2028	$500,000	$520,980
				7,421,036

Health Revenue : 0.07%
Oklahoma Development Finance Authority Health System Revenue Oklahoma University Medicine Project Series B	5.00	8-15-2025	600,000	668,850
Oklahoma Development Finance Authority Health System Revenue Oklahoma University Medicine Project Series B	5.00	8-15-2027	900,000	1,016,046
				1,684,896

Miscellaneous Revenue : 1.95%
Cache OK Educational Facilities Authority Cache Public Schools Project Series A	5.00	9-1-2024	2,905,000	3,264,494
Cache OK Educational Facilities Authority Cache Public Schools Project Series A	5.00	9-1-2025	3,055,000	3,472,680
Canadian County OK Education Facilities Authority Mustang Public Schools Project	4.00	9-1-2025	1,110,000	1,200,432
Canadian County OK Education Facilities Authority Mustang Public Schools Project	5.00	9-1-2027	2,000,000	2,301,160
Canadian County OK Education Facilities Authority Mustang Public Schools Project	5.00	9-1-2028	2,180,000	2,496,623
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2026	1,000,000	1,139,170
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2027	1,000,000	1,132,220
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2028	1,285,000	1,450,958
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2027	700,000	806,407
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2028	400,000	458,452
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2029	250,000	284,653
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2030	625,000	709,038
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2031	675,000	762,973
Comanche County OK Educational Facilities Authority Elgin Public Schools Project Series A	5.00	12-1-2032	1,600,000	1,812,160
Creek County OK Educational Facilities Sapulpa Public Schools Project	5.00	9-1-2023	3,000,000	3,341,790
Cushing OK Educational Facilities Authority	5.00	9-1-2022	2,210,000	2,419,928
Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00	9-1-2026	1,230,000	1,403,984
Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00	9-1-2027	1,240,000	1,403,258
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2019	860,000	880,709
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2020	455,000	476,030
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2026	1,000,000	1,122,030
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2027	1,245,000	1,395,272
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2023	1,000,000	1,113,930
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2024	1,075,000	1,210,536
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2025	500,000	569,370
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2028	1,160,000	1,313,143
Muskogee OK Industrial Trust Educational Facilities	5.00	9-1-2020	1,250,000	1,303,013
Muskogee OK Industrial Trust Educational Facilities	5.00	9-1-2021	1,000,000	1,059,400
Muskogee OK Industrial Trust Educational Facilities	5.00	9-1-2022	1,000,000	1,074,080
Oklahoma Development Finance Authority	4.00	6-1-2023	1,270,000	1,359,116
Oklahoma Development Finance Authority	5.00	6-1-2023	1,230,000	1,370,269

21

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Oklahoma Development Finance Authority Higher Education Master Real Property Series B	4.00%	6-1-2024	$1,270,000	$1,367,904
Tulsa County OK Industrial Authority Educational Facilities Glenpool Public Schools Project Series A	5.00	9-1-2025	1,280,000	1,461,043
				46,936,225

Tax Revenue : 0.19%
Oklahoma City OK Public Property Authority	5.00	10-1-2026	1,495,000	1,703,702
Oklahoma City OK Public Property Authority	5.00	10-1-2027	1,140,000	1,297,594
Oklahoma City OK Public Property Authority	5.00	10-1-2028	1,265,000	1,437,293
				4,438,589

Utilities Revenue : 0.16%
Claremore OK Public Works Authority	4.00	6-1-2022	2,595,000	2,734,118
Claremore OK Public Works Authority	4.00	6-1-2023	1,010,000	1,060,894

				3,795,012
Water & Sewer Revenue : 0.05%
McGee Creek OK Authority (National Insured)	6.00	1-1-2023	1,120,000	1,200,853

				65,476,611

Oregon : 0.65%
GO Revenue : 0.24%
Washington County OR Full Faith & Credit Obligations Series B	5.00	3-1-2022	5,345,000	5,852,989

Health Revenue : 0.12%
Medford OR Hospital Facilities Authority	5.00	10-1-2020	1,155,000	1,215,765
Oregon Facilities Authority Samaritan Health Services Project Series A	5.00	10-1-2026	1,500,000	1,711,905
				2,927,670

Miscellaneous Revenue : 0.29%
Oregon Department of Administrative Services State Lottery Series A	5.00	4-1-2036	6,000,000	6,821,880

				15,602,539

Pennsylvania : 9.57%
Education Revenue : 1.56%
Adams County PA IDA Gettysburg College Project	5.00	8-15-2024	1,500,000	1,573,095
Adams County PA IDA Gettysburg College Project	5.00	8-15-2025	1,500,000	1,572,240
Chester County PA IDA Collegium Charter School Project Series A	5.00	10-15-2027	1,500,000	1,573,245
Lycoming County PA Authority Pennsylvania College of Technology	5.50	7-1-2026	4,000,000	4,330,920
Northampton County PA General Purpose Authority College Refunding Bond	5.00	11-1-2027	1,000,000	1,186,760
Northeastern Pennsylvania Hospital & Education Authority Series A	5.00	3-1-2026	885,000	972,217
Northeastern Pennsylvania Hospital & Education Authority Series A	5.00	3-1-2028	660,000	716,503
Pennsylvania HEFAR Series AQ	5.00	6-15-2023	6,090,000	6,781,337
Pennsylvania HEFAR Series AR	5.00	6-15-2025	1,000,000	1,142,090
Pennsylvania HEFAR Series AS	5.00	6-15-2025	1,575,000	1,798,792
Pennsylvania HEFAR Series AS	5.00	6-15-2027	2,190,000	2,505,338
Pennsylvania HEFAR Series LL1	5.00	11-1-2019	880,000	892,637
Pennsylvania HEFAR Series LL1	5.00	11-1-2020	590,000	603,659
Pennsylvania HEFAR Series LL1	5.00	11-1-2022	1,310,000	1,352,352
Pennsylvania Public School Building Authority	5.00	5-1-2023	2,185,000	2,414,993
Pennsylvania Public School Building Authority	5.00	6-15-2025	2,265,000	2,548,352
Philadelphia PA IDA	6.13	6-15-2023	930,000	987,679
Philadelphia PA IDA	5.88	6-15-2022	950,000	991,154
Philadelphia PA IDA	7.00	5-1-2026	740,000	777,400
Philadelphia PA IDA Master Charter School Aid	5.00	8-1-2020	220,000	227,368
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project	6.25	5-1-2021	185,000	193,025

22

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Philadelphia PA Public School Building Authority (Build America Mutual Assurance Company Insured)	5.00%	6-15-2026	$2,000,000	$2,224,460
				37,365,616

GO Revenue : 3.68%
Allegheny County PA Moon Area School District Series A	5.00	11-15-2024	3,400,000	3,803,682
Allegheny County PA Series 72	5.25	12-1-2033	4,000,000	4,457,800
Central Dauphin PA School District	5.00	2-1-2029	825,000	945,557
Central Dauphin PA School District	5.00	2-1-2030	1,110,000	1,267,187
Central Greene PA School District Series B (Build America Mutual Assurance Company Insured)	5.00	2-15-2019	865,000	874,731
Johnstown PA School District (AGM Insured)	5.00	8-1-2024	2,730,000	2,913,756
Norristown PA Area School District Montgomery County Series 2018 (Build America Mutual Assurance Company Insured)	5.00	9-1-2035	2,035,000	2,260,702
Pennsylvania Hills PA School District (Build America Mutual Assurance Company Insured)	4.00	10-1-2021	1,460,000	1,539,307
Pennsylvania Series 2	5.00	4-15-2023	2,000,000	2,033,340
Philadelphia PA (AGM Insured)	5.00	8-1-2025	7,000,000	7,937,160
Philadelphia PA School District Refunding Bond Series C	5.00	9-1-2021	2,200,000	2,361,942
Philadelphia PA School District Refunding Bond Series D	5.00	9-1-2022	3,750,000	4,081,313
Philadelphia PA School District Refunding Bond Series E	5.25	9-1-2021	1,490,000	1,564,366
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2028	5,000,000	5,606,150
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2029	5,000,000	5,580,250
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2031	1,240,000	1,372,990
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2032	1,000,000	1,103,600
Philadelphia PA Series A	5.00	8-1-2024	1,000,000	1,117,550
Philadelphia PA Series A	5.00	7-15-2026	3,000,000	3,301,920
Philadelphia PA Series A	5.00	8-1-2027	1,500,000	1,708,680
Philadelphia PA Series A	5.00	8-1-2033	2,000,000	2,230,940
Philadelphia PA Series A	5.25	7-15-2028	2,590,000	2,874,123
Philadelphia PA Series A	5.25	7-15-2029	4,410,000	4,884,692
Philadelphia PA Series A	5.25	7-15-2032	4,380,000	4,822,205
Pittsburgh PA Moon Area School District Series A	5.00	11-15-2029	1,000,000	1,103,960
Pittsburgh PA Series A	4.00	9-1-2022	1,000,000	1,055,200
Pittsburgh PA Series A	5.00	9-1-2022	2,060,000	2,250,035
Pittsburgh PA Series A	5.00	9-1-2023	3,810,000	4,189,857
Reading Berks PA Series A (Build America Mutual Assurance Company Insured)	5.00	11-1-2026	1,000,000	1,128,010
Reading PA School District	5.00	4-1-2021	3,120,000	3,300,710
Reading PA School District (AGM Insured)	5.00	3-1-2037	2,000,000	2,213,880
Reading PA School District (AGM Insured)	5.00	3-1-2038	1,735,000	1,916,550
Scranton Lackawanna County PA School District Bond Series A (Build America Mutual Assurance Company Insured)	5.00	6-1-2037	500,000	543,905
				88,346,050

Health Revenue : 0.73%
Allegheny County PA Hospital Development Authority Series B (National Insured)	6.00	7-1-2025	2,605,000	3,124,776
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B	3.06	11-1-2039	10,000,000	10,152,500
Cumberland County PA Diakon Lutheran Social Ministries Project	5.00	1-1-2025	1,340,000	1,491,581
Cumberland County PA Diakon Lutheran Social Ministries Project	5.00	1-1-2026	1,370,000	1,514,288
Cumberland County PA Diakon Lutheran Social Ministries Project	5.00	1-1-2027	1,225,000	1,348,897
				17,632,042

Miscellaneous Revenue : 2.08%
Delaware County PA Vocational & Technical School Authority (Build America Mutual Assurance Company Insured)	5.25	11-1-2033	2,000,000	2,197,680
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2028	400,000	452,824
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2029	300,000	338,079
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2030	375,000	421,005

23

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Pennsylvania Certificate of Participation Retained Basic Lease Payment (AGM Insured)	5.00%	11-1-2022	$3,015,000	$3,294,581
Pennsylvania Certificate of Participation Retained Basic Lease Payment (AGM Insured)	5.00	11-1-2023	1,900,000	2,108,031
Pennsylvania Certificate of Participation Retained Basic Lease Payment (AGM Insured)	5.00	11-1-2024	1,660,000	1,862,852
Pennsylvania Public School Building Authority (Build America Mutual Assurance Company Insured)	4.00	5-15-2021	500,000	522,255
Pennsylvania Public School Building Authority (Build America Mutual Assurance Company Insured)	4.00	5-15-2022	1,000,000	1,043,470
Pennsylvania Public School Building Authority	5.00	4-1-2020	5,600,000	5,823,776
Pennsylvania Public School Building Authority	5.00	4-1-2029	1,000,000	1,054,700
Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25	9-15-2030	2,000,000	2,232,780
Pennsylvania Public School Building Authority City of Harrisburg Project Series A (AGM Insured)	5.00	12-1-2028	3,500,000	3,976,245
Pennsylvania Public School Building Authority City of Harrisburg Project Series A (AGM Insured)	5.00	12-1-2033	4,425,000	4,935,866
Pennsylvania Public School Building Authority Philadelphia School District Project	5.00	4-1-2024	2,000,000	2,139,420
Pennsylvania Public School Building Authority Series B (AGM Insured)	5.00	6-1-2029	2,000,000	2,293,780
Pennsylvania Public School Building Authority Series B-2 (Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,250,000	1,402,388
Pennsylvania Public School Building Authority Series B-2 (Build America Mutual Assurance Company Insured)	5.00	12-1-2025	1,250,000	1,395,650
Pennsylvania Public School Building Authority Series B-2 (Build America Mutual Assurance Company Insured)	5.00	12-1-2026	1,250,000	1,391,175
Pennsylvania Public School Building Authority Series B-2 (Build America Mutual Assurance Company Insured)	5.00	12-1-2027	1,010,000	1,120,464
Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2031	3,630,000	4,018,809
Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2034	1,800,000	1,970,658
Southeastern Pennsylvania Transportation Authority	5.00	3-1-2028	725,000	848,163
York County PA School of Technology Authority Series A (Build America Mutual Assurance Company Insured)	5.00	2-15-2024	1,590,000	1,780,880
York County PA School of Technology Authority Series B (Build America Mutual Assurance Company Insured)	5.00	2-15-2027	800,000	894,168
York County PA School of Technology Authority Series B (Build America Mutual Assurance Company Insured)	5.00	2-15-2029	500,000	555,425
				50,075,124

Resource Recovery Revenue : 0.26%
Lancaster County PA Solid Waste Management Authority Series A	5.25	12-15-2028	5,665,000	6,240,111

Tobacco Revenue : 0.24%
Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00	6-1-2027	2,500,000	2,846,150
Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00	6-1-2028	2,500,000	2,866,950
				5,713,100

Transportation Revenue : 0.62%
Pennsylvania Turnpike Commission Motor License Fund-Enhanced Refunding Bond	5.00	6-1-2027	1,000,000	1,152,380
Pennsylvania Turnpike Commission Refunding Bond	5.00	12-1-2033	3,780,000	4,173,309
Pennsylvania Turnpike Commission Subordinate Bond Series B	5.00	6-1-2032	5,000,000	5,560,050
Pennsylvania Turnpike Commission Subordinate Bond Series C (AGM Insured)	6.25	6-1-2033	1,350,000	1,634,958
Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	2,000,000	2,433,320
				14,954,017

Water & Sewer Revenue : 0.40%
Bucks County PA Water & Sewer Authority Water System (AGM Insured)	5.00	12-1-2026	2,400,000	2,614,224
Pennsylvania Capital Region Water Sewer System	5.00	7-15-2030	1,180,000	1,338,604
Pennsylvania Capital Region Water System	5.00	7-15-2030	1,500,000	1,721,175

24

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)
Philadelphia PA Water and Wastewater Bond Series B	5.00%	11-1-2027	$1,535,000	$1,798,713
Philadelphia PA Water and Wastewater Bond Series B	5.00	11-1-2033	1,760,000	2,006,400
				9,479,116

				229,805,176

South Carolina : 0.73%
Education Revenue : 0.46%
South Carolina Education Assistance Authority Student Loan Series I	5.00	10-1-2024	1,805,000	1,838,429
South Carolina Jobs EDA East Point Academy Project Series A 144A	2.25	5-1-2019	2,875,000	2,861,833
South Carolina Jobs EDA Furman University Project	5.00	10-1-2028	700,000	795,340
South Carolina Jobs EDA Furman University Project	5.00	10-1-2030	1,885,000	2,134,065
South Carolina Jobs EDA Furman University Project	5.00	10-1-2031	2,155,000	2,436,831
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.00	11-1-2033	1,000,000	1,052,330
				11,118,828

Miscellaneous Revenue : 0.27%
Laurens County SC Education Assistance for District #55	5.00	12-1-2021	1,000,000	1,068,950
Laurens County SC Education Assistance for District #55	5.00	12-1-2022	1,250,000	1,355,275
Laurens County SC Education Assistance for District #55	5.00	12-1-2025	1,000,000	1,120,500
Scago SC Educational Facilities Corporation for Sumter County School District #17	4.00	12-1-2019	1,000,000	1,016,500
Scago SC Educational Facilities Corporation for Sumter County School District #17	5.00	12-1-2022	1,720,000	1,867,679
				6,428,904

				17,547,732

South Dakota : 0.04%
Airport Revenue : 0.04%
Rapid City SD Airport Project	6.25	12-1-2026	920,000	962,550

Tennessee : 1.21%
Education Revenue : 0.04%
Franklin County TN HEFA	4.00	9-1-2024	250,000	261,895
Franklin County TN HEFA	5.00	9-1-2030	560,000	606,441
				868,336

GO Revenue : 0.04%
White County TN	4.05	6-1-2020	1,010,000	1,032,836

Health Revenue : 0.01%
Shelby County TN Health Educational & Housing Facilities Board Le Bonheur Children’s Medical Center Series D (National Insured)	5.50	8-15-2019	125,000	128,793

Housing Revenue : 0.03%
Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project	5.00	10-1-2023	750,000	826,815

Utilities Revenue : 1.09%
Tennessee Energy Acquisition Corporation	4.00	11-1-2049	11,000,000	11,553,410
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	14,000,000	14,655,900
				26,209,310

				29,066,090

25

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Texas : 9.13%
Airport Revenue : 0.50%
Galveston TX Wharves & Terminal	5.00%	2-1-2026	$2,000,000	$2,082,880
Houston TX Airport System Subordinate Lien Refunding Bonds Series 2018D	5.00	7-1-2033	3,000,000	3,470,730
Houston TX Airport System Subordinate Lien Refunding Bonds Series 2018D	5.00	7-1-2034	3,500,000	4,033,295
Houston TX Airport System Subordinate Lien Refunding Bonds Series 2018D	5.00	7-1-2035	2,000,000	2,295,700
				11,882,605

Education Revenue : 0.61%
Houston TX Higher Education Finance Corporation Series A	4.00	2-15-2022	515,000	527,139
North Texas Higher Education Authority Incoming Student Loan Series A-2 (3 Month LIBOR +0.90%) ±	3.24	7-1-2030	5,380,000	5,384,681
Texas Woman’s University Financing System	4.00	7-1-2020	1,000,000	1,033,970
University of Houston Texas	5.00	2-15-2024	2,700,000	2,731,590
University of Houston Texas Series B	5.25	7-1-2026	4,225,000	5,015,667
				14,693,047

GO Revenue : 4.23%
Austin TX Independent School District Series B	5.00	8-1-2023	3,805,000	4,275,755
Austin TX Independent School District Series B	5.00	8-1-2024	3,970,000	4,528,381
Austin TX Independent School District Series B	5.00	8-1-2025	2,050,000	2,371,297
Austin TX Independent School District Series B	5.00	8-1-2026	1,450,000	1,669,400
Austin TX Public Improvement Bond	5.00	9-1-2030	960,000	1,120,618
Bexar County TX Combination Tax Certificate of Obligation	5.00	6-15-2024	1,000,000	1,136,620
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2023	1,350,000	1,501,848
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2026	1,000,000	1,149,510
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2027	1,300,000	1,491,880
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2023	1,395,000	1,541,517
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2026	1,000,000	1,124,390
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2030	1,130,000	1,249,068
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2031	1,000,000	1,099,920
Dallas County TX Combination Tax and Parking Garage Certification of Obligation	5.00	8-15-2024	5,600,000	6,395,816
Dallas County TX Combination Tax and Parking Garage Certification of Obligation	5.00	8-15-2025	3,235,000	3,744,707
Del Rio TX Refunding Bond (Build America Mutual Assurance Company Insured)	4.00	6-1-2023	720,000	771,509
Del Rio TX Refunding Bond (Build America Mutual Assurance Company Insured)	4.00	6-1-2024	745,000	804,883
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2023	1,990,000	2,233,079
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2024	1,145,000	1,305,552
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2025	1,000,000	1,143,130
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2030	1,000,000	1,133,860
El Paso County TX Hospital District	5.00	8-15-2028	2,045,000	2,181,156
El Paso County TX Refunding Bond Series A	5.00	2-15-2031	2,000,000	2,271,140
El Paso County TX Refunding Bond Series A	5.00	2-15-2032	2,120,000	2,398,398
Flower Mound, Denton & Tarrant Counties TX Refunding Bond	4.00	3-1-2026	755,000	814,743
Flower Mound, Denton & Tarrant Counties TX Refunding Bond	5.00	3-1-2022	1,000,000	1,091,930
Flower Mound, Denton & Tarrant Counties TX Refunding Bond	5.00	3-1-2023	620,000	689,868
Flower Mound, Denton & Tarrant Counties TX Refunding Bond	5.00	3-1-2024	1,660,000	1,877,858
Fort Worth TX Independent School District Unlimited Tax Refunding and School Building Bond	5.00	2-15-2026	3,000,000	3,479,940
Harris County TX Cypress-Fairbanks Independent High School Series B-1	2.13	2-15-2040	10,000,000	9,951,600
Harris County TX Tax Road Refunding Bond Series 2014-A	5.00	10-1-2025	8,445,000	9,629,158
Harris County TX Tax Road Refunding Bond Series 2015-A	5.00	10-1-2025	4,215,000	4,890,538
Harris County TX Toll Road Project Series C (AGM Insured)	5.25	8-15-2027	4,000,000	4,810,120
Hays County TX Limited Tax Bond	5.00	2-15-2026	650,000	747,871
Hays County TX Limited Tax Bond	5.00	2-15-2027	1,000,000	1,160,670
Hays County TX Limited Tax Refunding Bond	5.00	2-15-2023	1,750,000	1,939,158
Northwest TX Independent School District Refunding Bond	5.00	2-15-2030	4,000,000	4,517,440
Plano TX	5.00	9-1-2030	2,155,000	2,488,939

26

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
San Antonio TX Independent School District Unlimited Tax Series 2018	5.00%	8-15-2037	$2,000,000	$2,238,680
Texas Independent School District Refunding Bond	5.00	8-15-2025	2,260,000	2,608,356
				101,580,303

Miscellaneous Revenue : 0.46%
Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2026	565,000	648,840
Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2029	400,000	458,300
Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2030	500,000	570,800
Texas Transportation Commission Refunding Bond Series B	5.00	10-1-2031	5,000,000	5,826,300
Texas Water Development Board Series A	5.00	10-15-2031	3,000,000	3,502,800
				11,007,040

Resource Recovery Revenue : 0.33%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C ø	1.85	4-1-2040	8,000,000	8,000,000

Tax Revenue : 0.46%
Midtown TX RDA (Build America Mutual Assurance Company Insured)	5.25	1-1-2027	1,880,000	2,056,062
Midtown TX RDA (Build America Mutual Assurance Company Insured)	5.25	1-1-2029	2,390,000	2,607,825
Midtown TX RDA (Build America Mutual Assurance Company Insured)	5.25	1-1-2030	1,500,000	1,634,820
Midtown TX RDA (Build America Mutual Assurance Company Insured)	5.25	1-1-2031	1,000,000	1,089,880
Texas Transportation Commission Highway Fund Series A	5.00	10-1-2025	3,250,000	3,759,568
				11,148,155

Transportation Revenue : 0.82%
Central Texas Regional Mobility Authority Prerefunded Bond Senior Lien	5.75	1-1-2019	985,000	994,318
Central Texas Regional Mobility Authority Series B	5.00	1-1-2045	8,000,000	8,367,600
Central Texas Regional Mobility Authority Unrefunded Bond Senior Lien	5.75	1-1-2019	325,000	328,042
Texas Grand Parkway Transportation Corporation System Series A	5.00	10-1-2034	1,500,000	1,724,925
Texas Private Activity Bond Surface Transportation Corporation	7.50	6-30-2032	2,000,000	2,167,760
Texas Private Activity Bond Surface Transportation Corporation	7.50	6-30-2033	2,000,000	2,167,400
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Note	7.50	12-31-2031	3,745,000	3,977,153
				19,727,198

Utilities Revenue : 1.21%
Austin TX Refunding Bond (National Insured)	5.25	5-15-2025	1,400,000	1,572,802
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2026	2,190,000	2,482,058
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2029	1,500,000	1,692,015
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2030	2,500,000	2,811,700
Lower Colorado River TX Authority	5.50	5-15-2031	2,500,000	2,818,225
San Antonio TX Junior Lien Series B	1.75	12-1-2027	5,000,000	4,997,850
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Series 2012	5.00	12-15-2021	3,945,000	4,246,595
Texas Municipal Gas Acquisition & Supply Corporation Series B	5.00	12-15-2022	5,000,000	5,476,750
Texas SA Energy Acquisition Public Facility Corporation Gas Supply	5.50	8-1-2019	1,465,000	1,503,910
Weatherford TX Utility System Refunding & Improvement Bond (AGM Insured)	5.00	9-1-2025	1,000,000	1,138,070
Weatherford TX Utility System Refunding & Improvement Bond (AGM Insured)	5.00	9-1-2026	375,000	426,521
				29,166,496

Water & Sewer Revenue : 0.51%
Amarillo TX Waterworks and Sewer System Bond Series B	5.00	4-1-2028	645,000	762,029
Houston TX Utilities Systems Series A	5.25	11-15-2031	3,000,000	3,200,640

27

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)
North Harris County TX Regional Water Authority Senior Lien (Build America Mutual Assurance Company Insured)	5.00%	12-15-2029	$1,215,000	$1,327,302
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2026	1,000,000	1,144,370
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2027	1,250,000	1,421,313
Texas Water Development Board State Implementation Series 2018A	4.00	10-15-2032	3,000,000	3,178,140
Trinity River TX Authority Electric Company Project Series A	4.00	2-1-2027	1,000,000	1,078,310
				12,112,104

				219,316,948

Utah : 0.36%
Education Revenue : 0.12%
Utah Charter School Finance Authority Refunding Bond (Charter School Credit Enhancement Insured)	4.00	4-15-2020	250,000	256,185
Utah Charter School Finance Authority Refunding Bond (Charter School Credit Enhancement Insured)	4.00	4-15-2021	400,000	414,152
Utah Charter School Finance Authority Refunding Bond (Charter School Credit Enhancement Insured)	4.00	4-15-2022	400,000	417,696
Utah Charter School Finance Authority Refunding Bond (Charter School Credit Enhancement Insured)	4.00	4-15-2023	400,000	421,008
Utah Charter School Finance Authority Refunding Bond (Charter School Credit Enhancement Insured)	4.00	4-15-2024	450,000	476,091
Utah Charter School Finance Authority Refunding Bond (Charter School Credit Enhancement Insured) 144A	4.50	6-15-2027	1,025,000	1,008,272
				2,993,404

GO Revenue : 0.09%
Canyons UT Board of Education Utah School Bond Guaranty Program (AGM Insured)	5.00	6-15-2022	1,860,000	2,049,739

Miscellaneous Revenue : 0.15%
West Valley City UT Municipal Building Authority (AGM Insured)	5.00	2-1-2028	1,000,000	1,157,590
West Valley City UT Municipal Building Authority (AGM Insured)	5.00	2-1-2032	1,555,000	1,764,272
West Valley City UT Municipal Building Authority (AGM Insured)	5.00	2-1-2033	645,000	729,282
				3,651,144

				8,694,287

Virginia : 0.47%
Education Revenue : 0.14%
Virginia Small Business Financing Authority	5.25	10-1-2029	3,000,000	3,385,530

Housing Revenue : 0.21%
Prince William County VA IDA Glen Arbor Apartments Project Series A	1.35	7-1-2019	5,000,000	4,987,000

Miscellaneous Revenue : 0.02%
Watkins Centre VA CDA	5.40	3-1-2020	415,000	415,436

Tax Revenue : 0.10%
Greater Richmond VA Convention Center	5.00	6-15-2025	1,000,000	1,140,120
Marquis VA CDA CAB Series 2015 144A¤	0.00	9-1-2045	386,000	278,260
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	1,772,000	93,083
Marquis VA CDA Series B	5.63	9-1-2041	1,274,000	886,436
				2,397,899

				11,185,865

28

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Washington : 4.17%
Education Revenue : 0.05%
Washington EDFA	5.00%	6-1-2028	$1,000,000	$1,121,690

GO Revenue : 2.01%
King County WA Federal Way School District #210 (AGM Insured)	4.00	12-1-2023	4,085,000	4,419,153
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2029	1,600,000	1,809,088
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2031	6,665,000	7,484,995
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2032	2,905,000	3,255,779
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2033	7,045,000	7,868,983
Pierce County WA Puyallup School District #3 (AGM Insured)	5.00	12-1-2032	10,000,000	11,515,600
Seattle WA Refunding Bond Series A	5.00	6-1-2024	6,345,000	7,253,350
Washington Various Purposes Refunding Bond Series B	5.00	7-1-2028	4,000,000	4,613,120
				48,220,068

Health Revenue : 1.09%
Washington HCFR Fred Hutchinson Cancer Research Center (SIFMA Municipal Swap +1.05%) ±	2.61	1-1-2042	10,000,000	10,185,100
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2023	4,000,000	4,386,880
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2026	2,250,000	2,543,468
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2027	1,050,000	1,180,095
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2028	1,350,000	1,509,381
Washington HCFR Series XF2035 (Morgan Stanley Bank LIQ) ø144A	1.96	10-1-2036	6,380,000	6,380,000
				26,184,924

Miscellaneous Revenue : 0.46%
Washington Motor Vehicle Fuel Tax Refunding Bond Series D	5.00	7-1-2031	5,830,000	6,535,313
Washington Office Building Refunding Bond	5.00	7-1-2026	2,750,000	3,089,185
Washington TES Properties	5.50	12-1-2029	1,400,000	1,433,236
				11,057,734

Resource Recovery Revenue : 0.22%
Seattle WA Solid Waste System Improvement & Refunding Bond	4.00	6-1-2033	1,175,000	1,230,249
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2027	620,000	713,930
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2028	1,455,000	1,668,958
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2029	1,525,000	1,741,352
				5,354,489

Utilities Revenue : 0.34%
Energy Northwest Washington Wind Project	5.00	7-1-2022	1,185,000	1,292,077
Lewis County WA Public Utility District Refunding Bond	5.25	4-1-2032	6,115,000	6,878,947
				8,171,024

				100,109,929

West Virginia : 0.82%
GO Revenue : 0.53%
West Virginia State Road Bond Series 2018 B	5.00	12-1-2036	11,000,000	12,614,580

Health Revenue : 0.06%
West Virginia Hospital Finance Authority West Virginia University Health System Series A	5.00	6-1-2031	375,000	419,685

29

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
West Virginia Hospital Finance Authority West Virginia University Health System Series A	5.00%	6-1-2032	$950,000	$1,060,181
				1,479,866

Miscellaneous Revenue : 0.23%
West Virginia School Building Authority Capital Improvement Bond Series A	5.00	7-1-2026	1,520,000	1,737,284
West Virginia School Building Authority Capital Improvement Bond Series A	5.00	7-1-2027	1,595,000	1,820,900
West Virginia School Building Authority Capital Improvement Bond Series A	5.00	7-1-2029	1,755,000	1,991,960
				5,550,144

				19,644,590

Wisconsin : 0.89%
Education Revenue : 0.26%
Wisconsin PFA Charter School Voyager Foundation Incorporate Project Series A	6.00	10-1-2032	1,475,000	1,561,745
Wisconsin PFA KU Campus Development Corporation Central District Development Project	5.00	3-1-2032	4,315,000	4,802,811
				6,364,556

GO Revenue : 0.09%
Wisconsin Series A	4.00	5-1-2032	2,000,000	2,079,800

Health Revenue : 0.34%
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Ambac Insured)	5.50	2-15-2019	210,000	212,669
Wisconsin HEFA Mercy Alliance Incorporated Project Series A	5.00	6-1-2019	255,000	259,452
Wisconsin HEFA Series A	5.00	7-15-2021	3,500,000	3,775,135
Wisconsin HEFA Series A	5.00	11-15-2023	3,500,000	3,903,655
				8,150,911

Housing Revenue : 0.15%
Milwaukee WI RDA Wisconsin Housing Preservation Corporation (Johnson Bank LOC) ø	2.15	12-1-2038	3,660,000	3,660,000

Miscellaneous Revenue : 0.05%
Milwaukee WI RDA Public Schools	5.00	11-15-2029	420,000	474,306
Milwaukee WI RDA Public Schools	5.00	11-15-2030	635,000	714,686
				1,188,992

				21,444,259

Total Municipal Obligations (Cost $2,349,872,716)				2,383,666,499

Total investments in securities (Cost $2,349,872,716)	99.22%			2,383,666,499
Other assets and liabilities, net	0.78			18,793,161

Total net assets	100.00%			$2,402,459,660

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

30

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
MUD	Municipal Utility District
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SIFMA	Securities Industry and Financial Markets Association
TTFA	Transportation Trust Fund Authority

31

Wells Fargo Intermediate Tax/AMT-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$2,383,666,499	$0	$2,383,666,499

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At September 30, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.54%
Guam : 1.29%
Airport Revenue : 0.66%
Guam International Airport Authority Series 2013A	5.00%	10-1-2018	$100,000	$100,000
Guam Port Authority Series 2018B	5.00	7-1-2019	250,000	254,720
Guam Port Authority Series 2018B	5.00	7-1-2035	605,000	648,856
				1,003,576

Water & Sewer Revenue : 0.63%
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2022	865,000	945,333

				1,948,909

Illinois : 1.05%
GO Revenue : 1.05%
Illinois	5.00	10-1-2021	500,000	521,310
Kane, Cook and DuPage Counties IL School District #46 Series 2015D	5.00	1-1-2027	965,000	1,074,373
				1,595,683

Minnesota : 96.86%
Airport Revenue : 2.20%
Minneapolis & St. Paul MN Metropolitan Airports Commission Series 2014A	5.00	1-1-2032	750,000	825,735
Minneapolis & St. Paul MN Metropolitan Airports Commission Series 2016C	5.00	1-1-2046	1,000,000	1,116,460
Minneapolis & St. Paul MN Metropolitan Airports Commission Series 2016D	5.00	1-1-2041	250,000	273,278
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014A	5.00	1-1-2029	500,000	554,340
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014B	5.00	1-1-2026	500,000	552,540
				3,322,353

Education Revenue : 27.45%
Anoka County MN Charter School Series A	3.40	6-1-2019	225,000	227,018
Anoka County MN Charter School Series A	3.65	6-1-2020	185,000	189,599
Anoka County MN Charter School Series A	3.75	6-1-2021	245,000	256,221
Anoka County MN Charter School Series A	5.00	6-1-2027	510,000	544,160
Anoka County MN Charter School Series A	5.00	6-1-2032	300,000	320,094
Anoka County MN Charter School Series A	5.00	6-1-2043	1,100,000	1,173,678
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A	4.00	7-1-2020	190,000	189,198
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A	5.50	7-1-2040	750,000	755,813
Brooklyn Park MN Charter School Prairie Seeds Academy Project Series 2015A	5.00	3-1-2034	1,500,000	1,526,265
Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2029	590,000	618,208
Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2034	500,000	512,035
Columbus MN Charter School New Millennium Academy Project Series 2015A	5.50	7-1-2030	1,000,000	899,600
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015A	5.25	7-1-2040	500,000	520,985
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2025	125,000	127,290
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2026	100,000	100,761

1

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Minnesota Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00%	7-1-2027	$100,000	$100,406
Deephaven MN Charter School Eagle Ridge Academy Project Series A	5.25	7-1-2037	400,000	418,208
Duluth MN Housing & RDA Public School Academy Series 2010A	5.60	11-1-2030	2,000,000	2,042,640
Forest Lakes MN Charter School Lakes International Language Academy Project Series 2014A	5.50	8-1-2036	500,000	526,655
Ham Lake MN Charter School DaVinci Academy Project Series 2012A	4.00	7-1-2028	370,000	356,077
Ham Lake MN Charter School DaVinci Academy Project Series 2016A	5.00	7-1-2031	625,000	637,825
Hugo MN Charter School Lease Revenue Bonds Noble Academy Project Series 2014A	5.00	7-1-2029	600,000	628,302
Minneapolis MN Charter School Yinghua Academy Project Series 2013A	5.00	7-1-2023	300,000	308,073
Minnesota HEFAR Bethel University Series 2017	5.00	5-1-2037	1,250,000	1,341,225
Minnesota HEFAR Carleton College Series 7D	5.00	3-1-2030	2,000,000	2,025,980
Minnesota HEFAR College of St. Scholastica Series 7R	4.25	12-1-2027	400,000	413,712
Minnesota HEFAR Hamline University Series 2017B	5.00	10-1-2035	1,000,000	1,079,940
Minnesota HEFAR Hamline University Series 7E	4.50	10-1-2021	300,000	313,950
Minnesota HEFAR Hamline University Series 7E	5.00	10-1-2029	500,000	528,115
Minnesota HEFAR St. Benedict College Series 2017	4.00	3-1-2036	410,000	413,514
Minnesota HEFAR St. Benedict College Series 7M	5.13	3-1-2036	275,000	286,721
Minnesota HEFAR St. Catherine University Series A	5.00	10-1-2045	2,000,000	2,199,820
Minnesota HEFAR St. Olaf College Series 8N	4.50	10-1-2030	500,000	511,880
Minnesota HEFAR St. Thomas University Series 7U	5.00	4-1-2023	750,000	835,028
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2024	750,000	848,625
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2028	920,000	1,050,677
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2029	750,000	852,735
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2035	750,000	836,183
Minnesota State Colleges & Universities Revenue Fund & Refunding Bonds Series 2017A	5.00	10-1-2027	500,000	583,080
Moorhead MN Educational Facilities Bond The Concordia College Corporation Project Series 2016	5.00	12-1-2025	2,000,000	2,217,960
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A	4.15	9-1-2024	515,000	513,115
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A	5.00	9-1-2034	1,100,000	1,105,544
Rice County MN Educational Facilities Shattuck-St. Mary’s School Project 144A	5.00	8-1-2022	960,000	1,006,195
St. Cloud MN Charter School Lease Revenue Bonds Stride Academy Project Series 2016A	5.00	4-1-2036	750,000	446,423
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2016A	5.25	9-1-2031	1,000,000	1,040,650
St. Paul MN Housing & RDA Charter School Lease Revenue German Immersion School Project Series 2013A	4.00	7-1-2023	225,000	227,905
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities Academy Project Series 2015A	5.00	7-1-2035	925,000	944,037
St. Paul MN Housing & RDA Conservatory for Performing Artists Series A	4.00	3-1-2028	150,000	142,082
St. Paul MN Housing & RDA Hope Community Academy Project Series 2015A	5.00	12-1-2034	1,645,000	1,662,273
University of Minnesota Series 2009A	5.00	4-1-2021	1,180,000	1,198,255
University of Minnesota Series 2009A	5.13	4-1-2034	1,000,000	1,016,080
University of Minnesota Series 2017A	5.00	9-1-2042	770,000	872,895
University of Minnesota State Supported Biomedical Science Series 2011B	5.00	8-1-2036	1,000,000	1,070,710
Woodbury MN Charter School Series A	3.15	12-1-2018	190,000	190,118
Woodbury MN Charter School Series A	3.90	12-1-2022	220,000	228,565
Woodbury MN Charter School Series A	5.00	12-1-2027	215,000	227,268
Woodbury MN Charter School Series A	5.00	12-1-2032	220,000	230,655
				41,441,026

GO Revenue : 10.73%
Hastings MN Independent School District #200 CAB Series A (South Dakota Credit Program Insured) ¤	0.00	2-1-2032	1,305,000	821,419
Hastings MN Independent School District #200 CAB Series A (South Dakota Credit Program Insured) ¤	0.00	2-1-2033	1,145,000	690,069
Hennepin County MN Series 2016B	5.00	12-1-2029	450,000	525,362
Hennepin County MN Series 2017C	5.00	12-1-2031	2,000,000	2,317,480

2

Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Minnesota Various Purpose Bonds Series 2015A	5.00%	8-1-2028	$3,400,000	$3,909,864
Mounds View MN Independent School District #621 Series A (South Dakota Credit Program Insured)	4.00	2-1-2022	530,000	533,493
Rosemount MN Independent School District #196 School Building Series 2016A (South Dakota Credit Program Insured)	5.00	2-1-2027	1,500,000	1,736,640
Roseville MN Independent School District #623 School Building Series A (South Dakota Credit Program Insured)	5.00	2-1-2031	2,090,000	2,400,992
Sartell MN Independent School District 748 St. Stephen Public Schools GO Series 2016A (South Dakota Credit Program Insured)	5.00	2-1-2027	1,250,000	1,426,375
St. Francis MN Independent School District #15 Series A (South Dakota Credit Program Insured)	5.00	2-1-2027	485,000	535,925
St. Francis MN Independent School District #15 Series A (South Dakota Credit Program Insured)	5.00	2-1-2028	220,000	243,005
Willmar MN Rice Memorial Hospital Project Series 2012A	5.00	2-1-2026	1,000,000	1,062,770
				16,203,394

Health Revenue : 23.47%
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2026	750,000	844,328
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2027	500,000	559,615
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2029	300,000	332,412
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013	4.00	4-1-2022	735,000	765,436
Maple Grove MN HCFR Maple Grove Hospital Corporation	5.00	5-1-2030	850,000	955,842
Maple Grove MN HCFR North Memorial Health Care Series 2015	5.00	9-1-2023	655,000	721,024
Maple Grove MN HCFR Series 2017	5.00	5-1-2031	500,000	558,700
Maple Grove MN HCFR Series 2017	5.00	5-1-2032	500,000	556,340
Minneapolis & St. Paul MN Housing & RDA Allina Health System Series 2017A	5.00	11-15-2029	1,000,000	1,148,420
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A	5.25	8-15-2025	1,000,000	1,052,900
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A	5.25	8-15-2035	1,000,000	1,052,710
Minneapolis MN Fairview Health Services Series A (AGM Insured)	6.63	11-15-2028	1,000,000	1,005,750
Minneapolis MN Health Care System Fairview Health Services Series 2015A	5.00	11-15-2033	2,000,000	2,238,320
Minneapolis MN Health Care System Revenue Prerefunded Bond (AGC Insured)	6.50	11-15-2038	345,000	346,932
Minneapolis MN Health Care System Revenue Refunded Bond Fairview Health Services Series A %%	5.00	11-15-2049	1,000,000	1,095,420
Minneapolis MN Health Care System Revenue Unrefunded Bond (AGC Insured)	6.50	11-15-2038	1,890,000	1,900,471
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (AGC Insured)	4.00	2-15-2020	50,000	51,234
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (AGC Insured)	5.00	2-15-2030	2,000,000	2,075,360
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series E (AGC Insured)	5.00	2-15-2037	4,030,000	4,037,335
Plato MN Health Care Facilities Bond Glencoe Regional Health Services Project Series 2017	5.00	4-1-2041	550,000	583,996
Red Wing MN Senior Housing Deer Crest Project Series A	5.00	11-1-2032	660,000	685,146
Red Wing MN Senior Housing Deer Crest Project Series A	5.00	11-1-2042	560,000	578,710
Rochester MN HCFR Mayo Clinic Series 2011	4.50	11-15-2038	200,000	213,042
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2027	700,000	770,546
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2029	725,000	792,338
St. Cloud MN Health Care Revenue Bonds Series 2016A	5.00	5-1-2030	2,000,000	2,262,120
St. Cloud MN Health Care Revenue Bonds Series 2016A	5.00	5-1-2031	2,000,000	2,252,040
St. Cloud MN Health Care Unrefunded Revenue Bonds CentraCare Health	5.13	5-1-2030	125,000	130,626
St. Louis Park MN Nicollett Health Services Series 2009	5.50	7-1-2029	1,000,000	1,025,490
St. Paul MN Housing & RDA Fairview Health Services Series 2017A	5.00	11-15-2034	565,000	638,665
St. Paul MN Housing & RDA Health Care Facilities Refunding Bonds Series 2015A	5.00	7-1-2025	250,000	286,238
St. Paul MN Housing & RDA HealthEast Care Systems Project Series 2015A	5.00	11-15-2027	1,000,000	1,159,970

3

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Minnesota Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
St. Paul MN Housing & RDA HealthPartners Obligated Group Series 2015A	5.00%	7-1-2031	$2,010,000	$2,248,607
Winona MN Health Care Facilities Refunding Bond Series 2012	5.00	7-1-2034	500,000	511,810
				35,437,893

Housing Revenue : 4.59%
Austin MN Housing & RDA Courtyard Residence Project Series A	5.00	1-1-2031	1,500,000	1,506,705
Dakota County MN Community Development Agency SFMR (GNMA/FNMA/FHLMC Insured)	5.30	12-1-2039	12,491	12,505
Minneapolis MN Student Housing Riverton Community Housing Project Series 2014	5.00	8-1-2032	860,000	897,462
Minnesota Housing Finance Agency Residential Housing Series 2009E	4.20	7-1-2021	725,000	727,799
Minnesota Housing Finance Agency Residential Housing Series 2012D (GNMA/FNMA/FHLMC Insured)	4.00	7-1-2040	330,000	335,930
Minnesota Housing Finance Agency Residential Housing Series D (SIFMA Municipal Swap +0.43%) (GNMA/FNMA/FHLMC Insured) ±§	1.99	1-1-2045	1,000,000	1,000,000
Minnesota Housing Finance Agency Series 2015A	5.00	8-1-2027	1,665,000	1,883,681
Minnesota Housing Finance Agency State Appropriation Bonds Series 2015A	5.00	8-1-2032	500,000	560,205
				6,924,287

Miscellaneous Revenue : 13.88%
Anoka Hennepin MN Independent School District #11 Certificate of Participation Series 2014A	5.00	2-1-2034	1,000,000	1,097,810
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2011	5.00	11-1-2041	3,000,000	3,066,480
Goodhue County MN Education District #6051 Red Wing Certificate of Participation Series 2014A	5.00	2-1-2029	750,000	818,333
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A	6.00	12-1-2040	1,000,000	1,077,850
Minnesota Certificate of Participation Legislative Office Facility Project Series 2014	5.00	6-1-2023	435,000	486,034
Minnesota General Fund Appropriation Bonds Series 2012B	5.00	3-1-2027	2,000,000	2,178,340
Minnesota General Fund Appropriation Bonds Series 2012B	5.00	3-1-2029	2,000,000	2,176,980
Minnesota General Fund Appropriation Bonds Series 2014A	5.00	6-1-2033	1,000,000	1,105,200
Minnetonka MN Independent School District #276 Series C	5.75	2-1-2042	2,145,000	2,461,388
Minnetonka MN Independent School District #276 Series F	5.00	2-1-2024	195,000	216,832
Minnetonka MN Independent School District #276 Series F	5.00	2-1-2025	205,000	227,952
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2013A	4.00	2-1-2024	1,100,000	1,163,118
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2015B	5.00	2-1-2034	1,000,000	1,109,020
Plymouth MN Certificate of Participation Intermediate School District #287 Series A	5.00	2-1-2024	250,000	252,390
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00	5-1-2026	500,000	536,445
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00	5-1-2027	1,000,000	1,064,830
St. Cloud MN Independent School District #742 Series 2017A	5.00	2-1-2032	500,000	557,245
St. Cloud MN Independent School District #742 Series 2017A	5.00	2-1-2034	350,000	388,157
St. Paul MN Housing & RDA Charter School Nova Classical Academy Project Series 2011A	6.63	9-1-2042	865,000	973,480
				20,957,884

Transportation Revenue : 1.14%
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	4.00	8-1-2026	525,000	565,940
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	4.00	8-1-2027	545,000	582,937
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	5.00	8-1-2025	500,000	576,330
				1,725,207

4

Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Utilities Revenue : 13.40%
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012 ##	5.00%	1-1-2042	$1,500,000	$1,591,620
Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012A	5.00	12-1-2026	700,000	764,421
Minnesota Municipal Power Agency Series 2010A & Series 2010B	5.00	10-1-2025	2,335,000	2,462,538
Northern Minnesota Municipal Power Agency Series 2013A	4.00	1-1-2028	450,000	466,349
Northern Minnesota Municipal Power Agency Series 2016	5.00	1-1-2030	520,000	580,091
Northern Minnesota Municipal Power Agency Series 2016	5.00	1-1-2031	350,000	389,487
Northern Minnesota Municipal Power Agency Series 2017	5.00	1-1-2041	400,000	441,132
Rochester MN Electric Utility Revenue Series 2013B	5.00	12-1-2025	315,000	355,033
Rochester MN Electric Utility Revenue Series 2013B	5.00	12-1-2026	250,000	280,350
Rochester MN Electric Utility Revenue Series 2017A	5.00	12-1-2037	500,000	563,425
Southern Minnesota Municipal Power Agency CAB Series A (National Insured) ¤	0.00	1-1-2020	5,100,000	4,959,648
Southern Minnesota Municipal Power Agency Series A	5.25	1-1-2030	2,000,000	2,016,960
Western Minnesota Municipal Power Agency Series A	5.00	1-1-2027	1,565,000	1,720,342
Western Minnesota Municipal Power Agency Series A	5.00	1-1-2030	1,000,000	1,092,930
Western Minnesota Municipal Power Agency Series A	5.00	1-1-2031	1,000,000	1,140,540
Western Minnesota Municipal Power Agency Series A	5.00	1-1-2032	1,250,000	1,397,513
				20,222,379

				146,234,423

Virgin Islands : 0.34%
Tax Revenue : 0.34%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (AGM Insured)	5.00	10-1-2025	500,000	513,623

Total Municipal Obligations (Cost $149,534,622)				150,292,638

Total investments in securities (Cost $149,534,622)	99.54%			150,292,638
Other assets and liabilities, net	0.46			687,117

Total net assets	100.00%			$150,979,755

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is issued on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
CAB	Capital appreciation bond
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFAR	Higher Education Facilities Authority Revenue
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SIFMA	Securities Industry and Financial Markets Association

5

Wells Fargo Minnesota Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$150,292,638	$0	$150,292,638

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At September 30, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.25%
Alabama : 1.14%
GO Revenue : 0.28%
Birmingham AL CAB Series A1 ¤	0.00%	3-1-2045	$3,000,000	$3,188,190
Jefferson County AL Series A	4.90	4-1-2021	3,440,000	3,519,361
Jefferson County AL Warrants Series C	4.90	4-1-2021	1,985,000	2,030,794
				8,738,345

Miscellaneous Revenue : 0.69%
Alabama Federal Aid Highway Finance Authority Series A	5.00	9-1-2035	19,000,000	21,587,230

Water & Sewer Revenue : 0.17%
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2025	710,000	558,486
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2026	3,000,000	2,218,560
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2029	4,115,000	2,484,267
				5,261,313

				35,586,888

Alaska : 0.36%
Health Revenue : 0.36%
Alaska IDA Loan Anticipation YKHC Project	3.50	12-1-2020	11,300,000	11,403,847

Arizona : 1.53%
Education Revenue : 0.74%
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,085,000	1,078,566
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.88	6-15-2048	2,435,000	2,414,473
Phoenix AZ IDA Legacy Traditional Schools Project Series A 144A	6.50	7-1-2034	2,000,000	2,195,120
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	7,390,000	7,419,338
Pima County AZ IDA New Plan Learning Project Series A	8.13	7-1-2041	6,395,000	6,417,766
Pima County AZ IDA Noah Webster Schools-Pima Project	7.00	12-15-2043	3,225,000	3,475,679
				23,000,942

Health Revenue : 0.10%
Tempe AZ IDA Friendship Village Project Series A	5.25	12-1-2020	1,000,000	1,053,860
Tempe AZ IDA Friendship Village Project Series A	5.38	12-1-2021	1,000,000	1,074,580
Tempe AZ IDA Friendship Village Project Series A	5.50	12-1-2022	1,000,000	1,073,940
				3,202,380

Miscellaneous Revenue : 0.26%
Navajo Nation AZ Refunding Bond Series A 144A	5.50	12-1-2030	7,275,000	8,067,902

Resource Recovery Revenue : 0.10%
Yavapai County AZ IDA Waste Management Incorporated Project	2.80	6-1-2027	3,200,000	3,211,392

Utilities Revenue : 0.01%
Maricopa County AZ PCR Public Service Company of New Mexico Palo Verde Project Series B	5.20	6-1-2043	100,000	104,387

Water & Sewer Revenue : 0.32%
Phoenix AZ Civic Improvement Corporation Junior Lien Refunding Bond	5.00	7-1-2034	8,805,000	10,066,228

				47,653,231

1

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
California : 5.36%
Airport Revenue : 1.59%
Los Angeles CA Department of Airports Subordinate Revenue Bonds Series A	5.25%	5-15-2048	$15,000,000	$17,075,100
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	30,000,000	32,763,900
				49,839,000

Education Revenue : 0.09%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	2,230,000	2,450,971
California Statewide CDA School Facility Aspire Public Schools	5.00	7-1-2020	275,000	277,274
				2,728,245

GO Revenue : 1.04%
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2031	2,175,000	1,397,046
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2032	3,795,000	2,329,485
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2034	5,000,000	2,781,100
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2035	6,700,000	3,543,965
Alhambra CA Unified School District CAB Series B (AGC Insured) ¤	0.00	8-1-2031	7,500,000	4,847,925
California Tender Option Bond Trust Receipts/Certificates Santa Clara County CA San Jose Unified School District Series 2015 (JPMorgan Chase & Company LIQ) 144Aø	1.71	8-1-2022	2,050,000	2,050,000
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2031	1,000,000	636,680
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2032	1,000,000	608,020
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2033	1,000,000	578,900
Compton CA Community College District CAB Election of 2002 Series C ¤	0.00	8-1-2032	2,515,000	1,440,542
Compton CA Community College District CAB Election of 2002 Series C ¤	0.00	8-1-2033	2,000,000	1,089,180
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2030	2,000,000	1,349,740
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2031	2,000,000	1,282,440
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2032	1,660,000	1,014,028
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2033	1,230,000	716,438
Ontario Montclair CA School District CAB (AGC Insured) ¤	0.00	8-1-2028	1,500,000	1,095,750
Ontario Montclair CA School District CAB (AGC Insured) ¤	0.00	8-1-2030	2,000,000	1,297,680
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2031	2,000,000	1,281,900
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2033	1,000,000	584,050
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2034	2,000,000	1,112,440
Wiseburn CA School District CAB Election of 2010 Series B (AGM Insured) ¤	0.00	8-1-2034	2,530,000	1,369,767
				32,407,076

Health Revenue : 0.27%
California Statewide CDA Sutter Health Series A	6.00	8-15-2042	4,900,000	5,274,654
San Buenaventura CA Community Mental Health System	6.00	12-1-2019	1,040,000	1,079,624
San Buenaventura CA Community Mental Health System	6.25	12-1-2020	2,000,000	2,148,180
				8,502,458

Industrial Development Revenue : 0.11%
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	8.00	7-1-2039	3,270,000	3,485,068

Miscellaneous Revenue : 1.23%
Alameda County CA CAB Certificate of Participation (National Insured) ¤	0.00	6-15-2019	1,400,000	1,375,864

2

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Anaheim CA PFA Convention Center Expansion Project Series A	5.00%	5-1-2046	$8,500,000	$9,335,295
California Public Works Board Department of General Services Buildings 8 & 9A	6.25	4-1-2034	4,000,000	4,090,720
California Public Works Board Judicial Council Project Series A	5.00	3-1-2031	3,260,000	3,589,912
Golden State Tobacco Securitization Corporation California Tobacco Settlement Revenue Series A	5.00	6-1-2030	970,000	1,067,116
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2027	2,095,000	1,632,047
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2028	4,450,000	3,328,066
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2029	4,520,000	3,240,930
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2031	2,185,000	1,423,790
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2032	2,000,000	1,244,200
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2033	4,295,000	2,564,459
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (AGC Insured)	5.88	8-1-2037	25,000	25,728
Richmond CA Joint Powers Financing Authority Point Potrero Series A	6.25	7-1-2024	5,420,000	5,591,435
				38,509,562

Transportation Revenue : 0.40%
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) ±	2.81	4-1-2036	12,000,000	12,466,440

Utilities Revenue : 0.63%
M-S-R California Energy Authority Gas Series B	6.13	11-1-2029	15,925,000	19,555,582

				167,493,431

Colorado : 2.05%
Education Revenue : 1.14%
Colorado ECFA Charter School American Academy Project	7.13	12-1-2033	2,200,000	2,262,964
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	2,900,000	2,769,413
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series B-2	7.00	12-15-2046	3,940,000	3,934,602
Colorado ECFA Charter School Community Leadership Academy	5.75	7-1-2019	195,000	195,353
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	1,240,000	1,396,042
Colorado ECFA Charter School Monument Academy Project Series A	7.25	10-1-2039	500,000	500,000
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	7.50	9-1-2033	5,015,000	6,233,194
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.00	9-1-2043	5,930,000	7,485,558
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	3,795,000	4,812,402
Colorado ECFA Charter School Twin Peaks Charter Academy	6.50	3-15-2043	1,290,000	1,365,220
Colorado PFA Charter School Highline Academy Project	6.25	12-15-2020	215,000	220,160
Colorado PFA Charter School Highline Academy Project	6.75	12-15-2025	455,000	470,602
Colorado PFA Charter School Highline Academy Project	7.38	12-15-2040	4,010,000	4,151,754
				35,797,264

Health Revenue : 0.59%
Colorado Health Facilities Authority Catholic Health Initiatives Series A	5.00	7-1-2039	14,260,000	14,449,515
Colorado Health Facilities Authority Catholic Health Initiatives Series D-1	6.25	10-1-2033	4,000,000	4,014,000
				18,463,515

Tax Revenue : 0.11%
Denver CO City & County Refunding and Improvement Bonds Series A	5.00	8-1-2044	3,000,000	3,333,960

Transportation Revenue : 0.21%
Colorado E-470 Public Highway Authority CAB Series B (National Insured) ¤	0.00	9-1-2022	4,600,000	4,170,544

3

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Transportation Revenue (continued)
Colorado High Performance Transportation Enterprise U.S. 36 & I-25 Managed Lanes	5.75%	1-1-2044	$2,160,000	$2,351,030
				64,116,313

Connecticut : 0.28%
GO Revenue : 0.28%
Hamden CT BAN	5.00	8-15-2026	1,235,000	1,363,526
Hartford CT Series A	5.00	4-1-2028	3,165,000	3,382,720
Hartford CT Series B	5.00	4-1-2025	1,220,000	1,318,210
Hartford CT Series B	5.00	4-1-2026	1,470,000	1,581,926
Hartford CT Series B	5.00	4-1-2027	1,000,000	1,072,240
				8,718,622

Delaware : 0.44%
Education Revenue : 0.31%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	7,500,000	7,356,975
Kent County DE Charter School Incorporated Project	7.38	5-1-2037	2,110,000	2,251,370
				9,608,345

Transportation Revenue : 0.13%
Delaware Transportation Authority US 301 Project	5.00	6-1-2055	3,950,000	4,291,952

				13,900,297

District of Columbia : 0.16%
Education Revenue : 0.10%
District of Columbia Cesar Chavez Public Charter School	6.50	11-15-2021	2,925,000	2,981,365

Water & Sewer Revenue : 0.06%
District of Columbia Water & Sewer Authority Public Utilities Series A	6.00	10-1-2035	2,000,000	2,000,000

				4,981,365

Florida : 6.57%
Airport Revenue : 0.51%
Jacksonville FL Port Authority Series B	5.00	11-1-2044	4,080,000	4,533,655
Jacksonville FL Port Authority Series B	5.00	11-1-2048	9,870,000	10,932,407
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	500,000	561,970
				16,028,032

Education Revenue : 0.84%
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	13,290,000	15,038,167
Florida Higher Educational Facilities Authority Jacksonville University Project Series A-1 144A	5.00	6-1-2048	2,000,000	2,083,900
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A	5.00	9-1-2025	530,000	577,032
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A	5.00	9-1-2028	1,195,000	1,278,053
Pinellas County FL Educational Facilities Authority Barry University Project	5.00	10-1-2027	1,600,000	1,670,576
Seminole County FL IDA Choices in Learning Series A	6.20	11-15-2026	1,535,000	1,614,697

4

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Seminole County FL IDA Choices in Learning Series A	7.38%	11-15-2041	$3,525,000	$3,770,164
				26,032,589

GO Revenue : 0.99%
Miami-Dade County FL School District	5.00	3-15-2046	15,000,000	16,526,550
Miami-Dade County FL Series 2014-A	5.00	7-1-2043	12,935,000	14,296,409
				30,822,959

Health Revenue : 1.00%
Atlantic Beach FL HCFR Fleet Landing Project Series B	5.63	11-15-2043	5,000,000	5,459,550
Florida Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XF2517 (Morgan Stanley Bank LIQ) 144Aø	1.66	8-15-2047	7,920,000	7,920,000
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	2,500,000	2,315,950
Miami FL HFA Babtist Health South Florida Obligated Group	4.00	8-15-2047	10,000,000	9,831,300
St. Petersburg FL Health Facilities Authority All Children’s Project Series A	6.50	11-15-2039	5,500,000	5,770,600
				31,297,400

Housing Revenue : 0.12%
Florida Housing Finance Corporation Journet Place Apartments Series 1	7.60	12-15-2047	800,000	950,776
Florida Housing Finance Corporation Villa Capri Phase III	7.60	12-15-2042	2,655,000	2,798,928
				3,749,704

Miscellaneous Revenue : 0.51%
Championsgate FL Community Development District Capital Improvement Series A	6.25	5-1-2020	540,000	541,156
CityPlace Florida Community Development District	5.00	5-1-2022	1,000,000	1,081,170
Collier County FL School Board Refunding Bond Certificate of Participation (AGM Insured)	5.25	2-15-2021	1,000,000	1,072,170
Crossings at Fleming Island Florida Community Development District Refunding Bond Senior Lien Series A-1	2.63	5-1-2019	1,295,000	1,297,253
Indigo FL Community Development District Series C ††	7.00	5-1-2030	2,536,248	1,141,312
Lakeside Plantation FL Community Development District Series A	6.95	5-1-2031	1,091,000	1,091,906
Marshall Creek Florida Community Development District ††	5.00	5-1-2032	1,960,000	1,912,744
Marshall Creek Florida Community Development District	6.32	5-1-2045	130,000	122,821
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2033	1,525,000	1,719,804
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2035	1,680,000	1,882,742
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2036	1,765,000	1,976,977
Palm Beach County FL Public Improvement Series 2	5.38	11-1-2028	2,000,000	2,005,760
				15,845,815

Resource Recovery Revenue : 0.13%
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.00	8-1-2029	4,000,000	4,123,320

Tax Revenue : 1.74%
Florida Series B	4.00	7-1-2048	53,365,000	54,312,229

Transportation Revenue : 0.42%
Miami-Dade County FL Expressway Authority Toll System Series DCL-2012-003 (Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aø	1.89	7-1-2029	13,180,000	13,180,000

Water & Sewer Revenue : 0.31%
Daytona Beach FL Refunding & Improvement Bonds Project (AGM Insured)	5.00	11-1-2031	1,155,000	1,256,963
Daytona Beach FL Refunding & Improvement Bonds Project (AGM Insured)	5.00	11-1-2032	1,465,000	1,590,785

5

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)
Viera East Florida Community Development District Water Management Project (National Insured)	5.75%	5-1-2020	$2,020,000	$2,103,790
Viera East Florida Community Development District Water Management Project (National Insured)	5.75	5-1-2021	2,140,000	2,278,993
Viera East Florida Community Development District Water Management Project (National Insured)	5.75	5-1-2022	2,265,000	2,463,663
				9,694,194

				205,086,242

Georgia : 2.32%
Education Revenue : 0.31%
Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A ††	4.38	7-1-2025	1,705,000	1,439,173
Georgia Private Colleges & Universities Authority Series A	5.25	10-1-2027	2,655,000	2,825,026
Georgia Private Colleges & Universitities Authority Mercer University Project	5.00	10-1-2040	5,000,000	5,255,800
				9,519,999

Health Revenue : 0.45%
Fulton County GA Development Authority Hospital Revenue Bond Series A	5.00	4-1-2047	2,250,000	2,437,718
Gainesville & Hall County GA Development Authority Senior Living Facilities Lanier Village Series B (AGC Insured, TD Bank NA SPA) ø	1.72	11-15-2033	5,000,000	5,000,000
Gainesville GA Hospital Authority Series C ø	1.80	2-15-2047	6,645,000	6,645,000
				14,082,718

Transportation Revenue : 0.16%
Georgia Road & Tollway Authority CAB I-75 South Expressway Lanes Project Series A ¤144A	0.00	6-1-2034	3,750,000	1,333,875
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B ¤144A	0.00	6-1-2049	5,600,000	3,799,992
				5,133,867

Utilities Revenue : 1.40%
Georgia Municipal Electric Authority Power Series EE (Ambac Insured)	7.25	1-1-2024	400,000	488,684
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Royal Bank of Canada LIQ)	4.00	3-1-2023	1,000,000	1,054,590
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	25,000,000	26,285,750
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series C	4.00	8-1-2048	15,000,000	15,778,200
				43,607,224

				72,343,808

Guam : 0.11%
Housing Revenue : 0.00%
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (FHLMC Insured)	5.75	9-1-2031	60,000	60,254

Miscellaneous Revenue : 0.11%
Guam Government Limited Obligation Bonds Section 30 Series A	5.38	12-1-2024	3,195,000	3,319,094

				3,379,348

6

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Hawaii : 0.34%
Airport Revenue : 0.25%
Hawaii Airports System Revenue Series A	5.00%	7-1-2048	$7,000,000	$7,702,450

GO Revenue : 0.09%
Hawaii Prerefunded Bond Series DZ	5.00	12-1-2031	1,670,000	1,816,376
Hawaii Unrefunded Bond Series DZ	5.00	12-1-2031	1,030,000	1,121,938
				2,938,314

				10,640,764

Idaho : 0.29%
Education Revenue : 0.19%
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A	5.75	12-1-2032	500,000	537,590
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A	6.50	12-1-2038	1,405,000	1,416,142
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	700,000	703,584
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25	5-1-2043	1,365,000	1,379,496
Idaho Housing & Finance Association Liberty Charter School Series A	6.00	6-1-2038	500,000	500,685
Idaho Housing & Finance Association Nonprofit CAB North Star Charter School Series B ¤144A	0.00	7-1-2049	1,276,564	161,422
Idaho Housing & Finance Association Nonprofit North Star Charter School Series A	6.75	7-1-2048	1,322,876	1,358,699
				6,057,618

Health Revenue : 0.10%
Idaho Health Facilities Authority Trinity Health Credit Group Series B	6.25	12-1-2033	3,000,000	3,021,780

				9,079,398

Illinois : 17.35%
Airport Revenue : 0.88%
Chicago IL O’Hare International Airport AMT Passenger Facility Charge Series B	5.00	1-1-2026	5,000,000	5,343,750
Chicago IL O’Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	4,000,000	4,354,160
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien (AGM Insured)	5.50	1-1-2043	4,530,000	4,980,146
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	4,500,000	5,016,420
Chicago IL O’Hare International Airport Senior Lien Series B	5.00	1-1-2039	6,000,000	6,607,980
Chicago IL O’Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	1,000,000	1,084,210
				27,386,666

Education Revenue : 1.48%
Cook Country IL School District #130 Blue Island Series B 144A	2.35	12-1-2028	5,000,000	5,000,000
Illinois Finance Authority Charter Schools Project Series A	6.25	9-1-2039	7,955,000	8,716,294
Illinois Finance Authority Charter Schools Refunding & Improvement Bonds Series A	6.88	10-1-2031	1,655,000	1,748,872
Illinois Finance Authority Charter Schools Refunding & Improvement Bonds Series A	7.13	10-1-2041	3,800,000	4,007,062
Illinois Finance Authority Student Housing Illinois State University	6.75	4-1-2031	8,000,000	8,888,000
University of Illinois Auxiliary Facilities Systems CAB Series A (National Insured) ¤	0.00	4-1-2026	2,355,000	1,837,136
University of Illinois Auxiliary Facilities Systems CAB Series A (National Insured) ¤	0.00	4-1-2027	2,435,000	1,817,801

7

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
University of Illinois Auxiliary Facilities Systems Series A	5.75%	4-1-2038	$14,000,000	$14,257,740
				46,272,905

GO Revenue : 5.66%
Chicago IL Board of Education CAB City Colleges (National Insured) ¤	0.00	1-1-2025	9,935,000	7,771,654
Chicago IL Board of Education CAB School Reform Series A (National Insured) ¤	0.00	12-1-2020	1,000,000	939,000
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) ¤	0.00	12-1-2023	2,930,000	2,422,172
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) ¤	0.00	12-1-2026	4,245,000	3,006,606
Chicago IL Board of Education Series C (AGM Insured)	5.25	12-1-2023	1,500,000	1,508,400
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2030	5,745,000	3,521,225
Chicago IL CAB Project & Refunding Bond Series C (AGM Insured) ¤	0.00	1-1-2026	7,360,000	5,578,880
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	1,285,000	1,381,709
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2034	1,500,000	1,604,370
Chicago IL Series A (National Insured)	5.00	1-1-2029	3,835,000	3,843,475
Chicago IL Series A	5.50	1-1-2034	7,175,000	7,674,237
Chicago IL Series A	5.50	1-1-2035	1,715,000	1,830,454
Chicago IL Series A (AGM Insured)	5.00	1-1-2028	9,550,000	9,821,984
Chicago IL Series A	5.50	1-1-2033	12,730,000	13,651,907
Cook County IL Series A	5.25	11-15-2022	3,000,000	3,178,770
Cook County IL Series C (AGM Insured)	5.00	11-15-2024	4,240,000	4,619,395
Cook County IL Series C	5.00	11-15-2025	2,140,000	2,325,388
Cook County IL Series C	5.00	11-15-2027	325,000	351,442
Cook County IL Series G	5.00	11-15-2028	27,000,000	28,184,760
DeKalb, Kane & Lasalle Counties IL CAB Kishwaukee Community College District #523 Series B ¤	0.00	2-1-2019	725,000	719,461
Illinois (AGM Insured)	5.00	4-1-2026	3,000,000	3,265,500
Illinois	5.50	1-1-2030	2,900,000	3,172,310
Illinois Series 1 (National Insured)	6.00	11-1-2026	3,200,000	3,610,848
Illinois Series A (AGM Insured)	5.00	4-1-2024	3,000,000	3,236,250
Kane, Cook & DuPage Counties IL School District #46 CAB Series B (Ambac Insured) ¤	0.00	1-1-2023	8,215,000	7,401,633
Kane, Cook & DuPage Counties IL School District #46 CAB Series B (Ambac Insured) ¤	0.00	1-1-2023	16,725,000	14,756,635
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2025	805,000	660,076
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2026	5,050,000	3,975,613
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2027	12,050,000	9,084,495
Lake County IL School District #24 Millburn CAB (National Insured) ¤	0.00	1-1-2024	2,000,000	1,661,940
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2019	675,000	668,284
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2020	1,250,000	1,197,050
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2021	1,325,000	1,224,313
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2024	5,385,000	4,392,168
Lake County IL Township High School District #126 Zion-Benton CAB (National Insured) ¤	0.00	2-1-2020	910,000	880,407
McHenry & Kane Counties IL Community Consolidated School District #158	5.63	1-15-2032	2,500,000	2,743,225
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (National Insured) ¤	0.00	1-1-2019	765,000	761,405
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (AGM/FGIC Insured) ¤	0.00	1-1-2023	1,180,000	1,041,126
Tazewell County IL School District #51 (National Insured)	9.00	12-1-2023	350,000	447,622
Will & Cook Counties IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2032	400,000	213,940
Will & Cook Counties IL Lincoln-Way Community High School District #210 Refunding Bond Series A	5.00	1-1-2028	500,000	494,495
Will County IL Community Unit School District #201 Crete-Monee Prerefunded Bond CAB (National Insured) ¤	0.00	11-1-2023	430,000	374,100
Will County IL Community Unit School District #201 Crete-Monee Unrefunded Bond CAB (National Insured) ¤	0.00	11-1-2023	1,070,000	914,722
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2033	2,830,000	1,433,791

8

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Will County IL Lincoln-Way Community High School District #210 Unrefunded Bond CAB (AGM Insured)	0.00%	1-1-2026	$7,000,000	$5,302,220
				176,849,457

Health Revenue : 0.44%
Illinois Finance Authority Advocate Healthcare Network Series D	6.50	11-1-2038	5,415,000	5,434,981
Illinois Finance Authority Centegra Health System Project	5.00	9-1-2020	1,465,000	1,542,850
Illinois Finance Authority Friendship Village of Schaumberg	5.00	2-15-2022	1,680,000	1,725,461
Illinois Finance Authority Northwestern Memorial Hospital Project Series A	6.00	8-15-2039	5,000,000	5,170,950
				13,874,242

Housing Revenue : 0.09%
Illinois Housing Development Authority Multifamily Housing Revenue Bonds	1.80	12-1-2020	2,900,000	2,891,213

Miscellaneous Revenue : 0.85%
Illinois	5.00	8-1-2024	2,000,000	2,077,480
Illinois	5.00	8-1-2025	6,165,000	6,390,454
Illinois	5.25	7-1-2030	2,500,000	2,629,325
Illinois	5.50	7-1-2026	4,450,000	4,779,478
Illinois Series 2013	5.50	7-1-2038	4,000,000	4,214,400
Illinois State	5.50	7-1-2025	6,000,000	6,465,900
				26,557,037

Tax Revenue : 6.56%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	5,250,000	5,185,950
Chicago IL Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2030	25,700,000	14,948,919
Chicago IL Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured) ¤	0.00	6-15-2029	8,000,000	5,036,800
Chicago IL Motor Fuel Refunding Bond	5.00	1-1-2026	4,000,000	4,241,800
Chicago IL Motor Fuel Refunding Bond	5.00	1-1-2028	1,000,000	1,053,620
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2024	680,000	725,784
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2025	2,595,000	2,765,881
Chicago IL Refunding Bonds Series 2002	5.00	1-1-2028	4,430,000	5,075,008
Chicago IL Refunding Bonds Series 2002	5.00	1-1-2029	1,500,000	1,718,400
Chicago IL Series A	5.25	1-1-2038	6,000,000	6,586,080
Chicago IL Transit Authority Sales Tax Receipts Bonds (AGM Insured)	5.00	12-1-2044	4,000,000	4,332,200
Chicago IL Transit Authority Sales Tax Receipts Bonds	5.00	12-1-2046	18,250,000	19,313,975
Illinois Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2026	12,245,000	8,777,583
Illinois Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	6-15-2031	10,035,000	5,666,564
Illinois Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2031	9,800,000	5,403,720
Illinois Regional Transportation Authority (AGM Insured)	5.75	6-1-2023	400,000	447,952
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	3,000,000	3,175,350
Illinois Sales Tax Revenue Build Illinois Bonds Junior Obligation Series C	4.00	6-15-2029	10,580,000	10,890,735
Illinois Sales Tax Series C	4.00	6-15-2031	5,000,000	5,102,900
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2021	7,705,000	6,955,920
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2022	2,295,000	1,986,988
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2024	17,570,000	13,931,956
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2025	2,515,000	1,904,710
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2026	2,020,000	1,458,844
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2025	3,745,000	4,093,660

9

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00%	6-15-2026	$4,775,000	$5,188,420
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2027	8,380,000	9,064,814
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	4,030,000	4,344,179
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2032	3,500,000	3,797,010
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XG0108 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	1.74	4-1-2046	22,780,000	22,780,000
llinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF0603 (Royal Bank of Canada LIQ) 144Aø	1.71	1-1-2026	16,800,000	16,800,000
Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	2,400,000	1,941,192
				204,696,914

Tobacco Revenue : 0.11%
Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,343,350

Transportation Revenue : 0.28%
Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25	3-1-2025	2,960,000	3,269,498
Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25	3-1-2027	3,400,000	3,764,990
Illinois Toll Highway Authority Toll Senior Series B	5.00	1-1-2039	1,500,000	1,632,420
				8,666,908

Utilities Revenue : 0.54%
Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2030	7,000,000	7,808,220
Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2031	8,000,000	8,897,680
				16,705,900

Water & Sewer Revenue : 0.46%
Chicago IL Second Lien	5.00	11-1-2029	4,600,000	4,910,638
Chicago IL Wastewater Transmission Second Lien	5.00	1-1-2027	4,000,000	4,251,960
Chicago IL Waterworks Second Lien	5.00	11-1-2030	5,000,000	5,325,850
				14,488,448

				541,733,040

Indiana : 1.23%
Health Revenue : 0.42%
Indiana Finance Authority Health System Revenue Bonds Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2033	12,885,000	13,200,554

Industrial Development Revenue : 0.49%
Indiana Finance Authority Duke Energy Indiana Incorporated Series 2009A-4 (Sumitomo Mitsui Banking LOC) ø	1.62	12-1-2039	900,000	900,000
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	9,970,000	10,613,863
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2040	2,470,000	2,616,199
Valparaiso IN Pratt Paper LLC Project	5.88	1-1-2024	980,000	1,077,735
				15,207,797

Miscellaneous Revenue : 0.22%
Carmel IN Local Public Impovement Multipurpose Bonds	5.00	7-15-2031	6,000,000	6,836,400

Resource Recovery Revenue : 0.10%
Whiting IN BP Products North America Incorporated Project	2.31	12-1-2044	3,155,000	3,161,215

				38,405,966

10

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Iowa : 0.32%
GO Revenue : 0.06%
Altoona IA Annual Appropriation Urban Renewal Series C	5.00%	6-1-2031	$1,805,000	$2,000,897

Industrial Development Revenue : 0.26%
Iowa Finance Authority Midwestern Disaster Area Project (Korea Development Bank LOC) ø	1.91	4-1-2022	8,000,000	8,000,000

				10,000,897

Kansas : 0.46%
Housing Revenue : 0.00%
Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A-2 (GNMA Insured)	6.70	6-1-2029	15,000	15,112

Tax Revenue : 0.46%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 ¤144A	0.00	9-1-2034	39,510,000	14,362,280

				14,377,392

Kentucky : 1.97%
Health Revenue : 1.09%
Kentucky EDFA Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) ±	2.96	2-1-2046	22,715,000	23,115,238
Kentucky EDFA Norton Healthcare Incorporated Series B (National Insured) ¤	0.00	10-1-2024	9,260,000	7,609,590
Kentucky EDFA Norton Healthcare Incorporated Series B (National Insured) ¤	0.00	10-1-2028	4,845,000	3,364,901
				34,089,729

Tax Revenue : 0.17%
Kentucky Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XG0161 (AGM Insured, Bank of America NA LIQ) 144Aø	1.73	12-1-2041	5,460,000	5,460,000

Transportation Revenue : 0.20%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2030	2,000,000	1,166,900
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2031	2,780,000	1,508,400
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2032	2,500,000	1,261,500
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C ¤	0.00	7-1-2033	1,000,000	939,460
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C ¤	0.00	7-1-2034	1,505,000	1,411,810
				6,288,070

Utilities Revenue : 0.51%
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	15,000,000	15,821,850

				61,659,649

Louisiana : 0.84%
Airport Revenue : 0.47%
New Orleans LA Aviation Board AMT Series B (AGM Insured)	5.00	1-1-2033	3,000,000	3,259,170
New Orleans LA Aviation Board AMT Series B	5.00	1-1-2034	4,500,000	4,867,740

11

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Airport Revenue (continued)
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A	6.50%	1-1-2040	$6,500,000	$6,565,390
				14,692,300

GO Revenue : 0.07%
New Orleans LA (FGIC Insured)	5.50	12-1-2021	2,050,000	2,168,244

Miscellaneous Revenue : 0.30%
Louisiana Local Government Environmental Facilities & CDA (Ambac Insured)	5.25	12-1-2018	2,085,000	2,084,333
Louisiana Series D	4.00	9-1-2032	7,005,000	7,279,526
				9,363,859

				26,224,403

Maine : 0.12%
Education Revenue : 0.04%
Maine Educational Loan Authority Student Loan Series A-3 Class A (AGC Insured)	5.88	12-1-2039	1,290,000	1,315,852

Resource Recovery Revenue : 0.08%
Maine Finance Authority Solid Waste Disposal AMT Green Bond Coastal Resources of Maine LLC Project 144A	5.38	12-15-2033	2,500,000	2,562,725

				3,878,577

Maryland : 0.74%
Education Revenue : 0.53%
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,585,000	1,555,440
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A 144A	6.90	8-1-2041	8,480,000	8,805,632
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	6,085,000	6,364,727
				16,725,799

Housing Revenue : 0.20%
Maryland CDA Belnor Senior Residences Series D	1.83	6-1-2019	6,200,000	6,150,338

Miscellaneous Revenue : 0.01%
Howard County MD Certificate of Participation Agricultural Land Preservation #90-23 Series A	8.00	8-15-2020	290,000	317,153

				23,193,290

Massachusetts : 1.35%
Education Revenue : 0.35%
Massachusetts Development Finance Agency Sabis International Charter Series A	8.00	4-15-2031	2,150,000	2,281,838
Massachusetts Development Finance Agency Sabis International Charter Series A	8.00	4-15-2039	3,900,000	4,139,148
Massachusetts Educational Financing Authority AMT Series B	5.38	1-1-2020	140,000	144,208
Massachusetts Educational Financing Authority AMT Series J	5.00	7-1-2021	3,000,000	3,209,370
Massachusetts Educational Financing Authority Series I	6.00	1-1-2028	1,250,000	1,284,950
				11,059,514

GO Revenue : 0.27%
Massachusetts	5.00	3-1-2041	7,500,000	8,252,100

12

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue : 0.50%
Massachusetts Series D	4.00%	5-1-2036	$15,000,000	$15,531,450

Transportation Revenue : 0.23%
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2047	6,485,000	7,278,440

				42,121,504

Michigan : 7.37%
Education Revenue : 0.65%
Michigan Finance Authority Limited Obligation Public School Holly Academy	6.50	10-1-2020	70,000	72,391
Michigan Finance Authority Limited Obligation Public School Holly Academy	8.00	10-1-2040	1,350,000	1,452,546
Michigan Finance Authority Public School Academy University Learning	6.25	11-1-2020	190,000	194,087
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project 144A	6.50	9-1-2037	3,565,000	2,656,959
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project	8.50	9-1-2029	1,500,000	1,255,470
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project	8.75	9-1-2039	3,500,000	2,718,625
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	1,082,500	1,082,998
Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project	8.38	12-1-2030	2,085,000	2,176,949
Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project	8.63	12-1-2039	4,170,000	4,349,018
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A	6.50	12-15-2036	4,410,000	4,444,839
				20,403,882

GO Revenue : 0.52%
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2026	1,075,000	1,170,191
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2028	1,450,000	1,568,697
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2029	1,350,000	1,458,716
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2030	1,775,000	1,908,516
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2031	1,425,000	1,529,054
Wayne County MI Building Improvement Series A	6.75	11-1-2039	8,545,000	8,637,030
				16,272,204

Health Revenue : 0.85%
Michigan Finance Authority Trinity Health Credit Group Series A	5.00	12-1-2047	24,620,000	26,343,646

Housing Revenue : 0.37%
Michigan Housing Developement Authority Multifamily Housing Revenue Bonds Renaissance Estates of Ecorse Phase II Project	1.78	11-1-2020	9,800,000	9,759,526
Michigan Housing Development Authority Series D (Industrial and Commercial Bank of China Limited SPA) ø	1.63	6-1-2030	1,695,000	1,695,000
				11,454,526

Miscellaneous Revenue : 0.50%
Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00	11-1-2048	6,000,000	5,958,240
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A	7.50	12-1-2020	200,000	203,408
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A	8.00	12-1-2030	1,135,000	1,176,564
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A	8.25	12-1-2039	2,220,000	2,298,743
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Ambac Insured) ¤	0.00	5-1-2019	75,000	73,812

13

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Ambac Insured) ¤	0.00%	5-1-2020	$205,000	$195,759
Michigan Municipal Bond Authority Local Government Loan Program Series A (Ambac Insured)	4.00	11-1-2021	150,000	150,000
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Ambac Insured)	5.25	12-1-2023	920,000	923,321
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.00	5-1-2019	100,000	100,045
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.75	5-1-2027	4,610,000	4,610,415
				15,690,307

Tax Revenue : 2.11%
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2019	3,050,000	2,951,973
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2020	2,070,000	1,915,475
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2031	1,340,000	1,473,745
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2032	2,000,000	2,196,180
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2033	2,975,000	3,261,701
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2034	6,615,000	7,282,850
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2039	7,955,000	8,717,089
Michigan Finance Authority Refunding Bond Local Government Loan Program City of Detroit Financial Recovery Series F	4.50	10-1-2029	7,000,000	7,321,720
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B	5.00	7-1-2044	12,625,000	13,319,754
Michigan Strategic Fund Limited Obligation Events Center Project Series A	4.13	7-1-2045	17,500,000	17,528,350
				65,968,837

Utilities Revenue : 0.04%
Michigan Strategic Fund Limited Obligation Detroit Edison Company Exempt Facilities Project Series KT	5.63	7-1-2020	1,200,000	1,265,568

Water & Sewer Revenue : 2.33%
Detroit MI Water Supply System Second Lien Series B (AGM Insured)	7.00	7-1-2036	9,675,000	10,035,974
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00	7-1-2036	8,500,000	9,400,745
Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	11,000,000	11,160,710
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	11,000,000	11,242,330
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2025	2,000,000	2,226,380
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2026	1,945,000	2,156,460
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2027	2,260,000	2,495,628
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2028	3,480,000	3,833,185
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2032	5,750,000	6,245,075
Michigan Finance Authority Local Government Loan Program Series C	5.00	7-1-2035	2,000,000	2,163,800
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-4	5.00	7-1-2031	6,500,000	7,095,205
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-6 (National Insured)	5.00	7-1-2027	1,000,000	1,104,260

14

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-6 (National Insured)	5.00%	7-1-2036	$3,250,000	$3,494,628
				72,654,380

				230,053,350

Mississippi : 0.60%
Industrial Development Revenue : 0.32%
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series F ø	1.72	12-1-2030	10,000,000	10,000,000

Miscellaneous Revenue : 0.28%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	8,155,000	8,759,122

				18,759,122

Missouri : 0.57%
Airport Revenue : 0.07%
St. Louis MO Lambert St. Louis International Airport Series A-1	6.25	7-1-2029	2,000,000	2,059,780

GO Revenue : 0.16%
St. Louis MO Special Adminstrative Board of The St. Louis School District	4.00	4-1-2030	4,840,000	5,092,987

Miscellaneous Revenue : 0.08%
St. Louis MO IDA Convention Center Hotel (Ambac Insured) ¤	0.00	7-15-2019	2,475,000	2,420,352

Tax Revenue : 0.26%
Blue Springs MO Special Obligation Tax Refunding & Improvement Bonds Adams Farm Project Series A	4.00	6-1-2026	7,600,000	7,505,836
Manchester MO Highway 141 Manchester Road Project	6.00	11-1-2025	590,000	583,947
				8,089,783

				17,662,902

Nebraska : 0.72%
Utilities Revenue : 0.72%
Nebraska Central Plains Energy Gas Project #3	5.00	9-1-2027	1,020,000	1,102,222
Nebraska Central Plains Energy Gas Project #3 Series A	5.00	9-1-2032	6,200,000	7,150,646
Omaha NE Public Power District Series B	4.00	2-1-2032	13,675,000	14,100,566
				22,353,434

Nevada : 0.03%
Miscellaneous Revenue : 0.03%
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2022	440,000	466,066
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2023	350,000	372,551
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2024	220,000	233,213
				1,071,830

New Jersey : 4.22%
Education Revenue : 0.33%
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00	6-15-2025	5,830,000	6,344,264

15

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Rutgers NJ State University Series L	5.00%	5-1-2033	$3,560,000	$3,918,563
				10,262,827

GO Revenue : 0.63%
Bayonne NJ School Refunding Bonds (AGM Insured)	5.00	7-15-2023	2,505,000	2,786,938
Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	5,000,000	5,242,800
Newark NJ Qualified General Improvement Series A	5.00	7-15-2026	2,205,000	2,312,075
Newark NJ Qualified General Improvement Series A	5.00	7-15-2027	6,035,000	6,313,515
Newark NJ Qualified General Improvement Series A	5.25	7-15-2024	1,325,000	1,403,400
Newark NJ Qualified General Improvement Series B	5.00	7-15-2025	385,000	403,696
Newark NJ Qualified General Improvement Series B	5.00	7-15-2026	395,000	413,466
Newark NJ Qualified General Improvement Series B	5.00	7-15-2027	405,000	422,719
Newark NJ Qualified General Improvement Series B	5.25	7-15-2024	375,000	397,189
				19,695,798

Miscellaneous Revenue : 1.56%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bond Series A	3.13	7-1-2029	5,905,000	5,707,891
New Jersey EDA School Facilities Construction Refunding Bond Project Series II	5.00	3-1-2026	4,225,000	4,463,375
New Jersey EDA School Facilities Construction Refunding Bond Project Series NN	5.00	3-1-2026	15,000,000	16,058,100
New Jersey TTFA Series A (National Insured)	5.75	6-15-2023	2,000,000	2,246,940
New Jersey TTFA Series A (National Insured)	5.75	6-15-2025	10,000,000	11,559,500
Newark NJ Housing Authority Port Newark Marine Terminal Rental (National Insured)	5.00	1-1-2032	7,620,000	8,615,401
				48,651,207

Transportation Revenue : 1.70%
New Jersey TTFA	6.00	12-15-2038	10,425,000	10,497,245
New Jersey TTFA CAB Series A ¤	0.00	12-15-2029	11,875,000	7,397,294
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	4,500,000	2,510,325
New Jersey TTFA CAB Series A ¤	0.00	12-15-2026	1,150,000	831,013
New Jersey TTFA Series A	5.00	6-15-2042	5,540,000	5,718,942
New Jersey TTFA Series AA	5.00	6-15-2044	1,000,000	1,042,710
New Jersey TTFA Series AA	5.25	6-15-2033	10,000,000	10,707,400
New Jersey TTFA Series B	5.25	6-15-2036	5,575,000	5,841,820
New Jersey TTFA Series C	5.25	6-15-2032	8,000,000	8,722,880
				53,269,629

				131,879,461

New Mexico : 0.01%
Housing Revenue : 0.01%
New Mexico Mortgage Finance Authority SFMR Class I (GNMA/FNMA/FHLMC Insured)	5.35	3-1-2030	450,000	469,206

New York : 8.28%
Airport Revenue : 0.17%
New York Transporation Development Corporation Special Facilities Revenue AMT	5.00	1-1-2036	5,000,000	5,443,500

Education Revenue : 0.59%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	7.65	2-1-2044	3,500,000	3,595,165
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	8.25	2-1-2041	9,510,000	9,900,671

16

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Westchester County NY Local Development Pace University Series B ø	2.16%	5-1-2044	$5,000,000	$5,000,000
				18,495,836

GO Revenue : 0.11%
New York NY Series F-1	5.00	3-1-2032	3,000,000	3,293,100

Miscellaneous Revenue : 0.08%
New York NY Transitional Finance Authority Building Aid Fiscal Year 2009 Series S4	5.75	1-15-2039	2,500,000	2,526,425

Tax Revenue : 2.59%
New York City NY Transitional Finance Authority Building Aid Revenue Fiscal Year 2015 Series S1	5.00	7-15-2040	3,155,000	3,451,475
New York City NY Transitional Finance Authority Future Tax Secured Revenue Series A2	5.00	8-1-2037	12,140,000	13,699,383
New York Dormitory Authority Series A	5.00	2-15-2034	3,790,000	4,280,843
New York Dormitory Authority Series B	5.75	3-15-2036	10,000,000	10,175,800
New York Dormitory Authority Series B Group C	5.00	2-15-2044	14,860,000	16,255,354
New York Dormitory Authority Series B Group C	5.00	2-15-2045	7,330,000	8,013,889
New York NY Transitional Finance Authority Future Tax Secured Revenue Series I	5.00	5-1-2033	5,395,000	5,918,855
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond Series A	5.00	8-1-2031	17,075,000	19,062,701
				80,858,300

Tobacco Revenue : 0.02%
Suffolk NY Tobacco Securitization Corporation Series B	4.50	6-1-2026	520,000	556,182

Transportation Revenue : 0.90%
New York Metropolitan Transportation Authority Series A	5.00	11-15-2030	11,000,000	11,948,420
New York Metropolitan Transportation Authority Series C	6.50	11-15-2028	5,970,000	6,003,731
New York Metropolitan Transportation Authority Series C	6.50	11-15-2028	495,000	497,797
New York Metropolitan Transportation Authority Series C	6.50	11-15-2028	1,535,000	1,543,581
Niagara Falls NY Bridge Commission (National Insured)	6.25	10-1-2021	7,230,000	8,052,557
				28,046,086

Utilities Revenue : 1.22%
New York NY IDA Brooklyn Navy Yard Cogeneration Partners LP	5.65	10-1-2028	3,350,000	3,382,026
New York NY IDA Brooklyn Navy Yard Cogeneration Partners LP	5.75	10-1-2036	5,000,000	5,047,800
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2036	15,090,000	17,010,504
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2037	11,350,000	12,731,976
				38,172,306

Water & Sewer Revenue : 2.60%
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA	5.00	6-15-2044	17,400,000	18,770,946
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB	5.00	6-15-2044	30,265,000	32,501,584
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB	5.00	6-15-2047	2,330,000	2,545,362
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB	5.25	6-15-2044	9,800,000	10,665,242
New York NY Municipal Water Finance Authority Water & Sewer System Series DD	5.00	6-15-2026	3,255,000	3,491,899
New York NY Water Finance Authority Series DD	5.25	6-15-2047	11,490,000	13,088,029
				81,063,062

				258,454,797

17

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
North Carolina : 1.12%
Health Revenue : 0.44%
North Carolina Medical Care Commission University Health Systems of Eastern Carolina Series D	6.00%	12-1-2029	$5,000,000	$5,033,450
North Carolina Medical Care Commission University Health Systems of Eastern Carolina Series D	6.25	12-1-2033	8,500,000	8,560,265
				13,593,715

Housing Revenue : 0.57%
Wake County NC Housing Authority Sunnybrook Pointe Apartments	1.86	12-1-2020	18,100,000	17,954,657

Utilities Revenue : 0.11%
North Carolina Eastern Municipal Power Agency Series A	5.50	1-1-2026	1,250,000	1,261,438
North Carolina Eastern Municipal Power Agency Series C	6.75	1-1-2024	2,000,000	2,024,160
				3,285,598

				34,833,970

North Dakota : 0.45%
Education Revenue : 0.31%
University of North Dakota Infrastructure Energy Improvement Project Green Certificares Series A	5.00	4-1-2057	9,000,000	9,734,940

Water & Sewer Revenue : 0.14%
North Dakota PFA Revolving Fund Program Series A	5.00	10-1-2038	3,780,000	4,347,756

				14,082,696

Ohio : 3.13%
Airport Revenue : 0.26%
Cleveland OH Airport System Revenue Series A	5.00	1-1-2025	4,015,000	4,310,464
Cleveland OH Airport System Revenue Series A (AGM Insured)	5.00	1-1-2031	3,600,000	3,868,416
				8,178,880

GO Revenue : 0.39%
Highland OH Local School District Medina County School Improvement Series A	5.25	12-1-2048	9,435,000	10,390,954
Highland OH Local School District Medina County School Improvement Series A	5.25	12-1-2054	1,500,000	1,643,760
				12,034,714

Health Revenue : 0.90%
Allen County OH Catholic Healthcare Series B	5.25	9-1-2027	3,825,000	4,049,795
Allen County OH Hospital Facilities Revenue Bonds Series B	5.00	8-1-2047	5,000,000	5,460,950
Cleveland & Cuyahoga Counties OH Port Authority Economic Development Facilities Centers for Dialysis Care Project	5.00	12-1-2042	5,205,000	5,250,388
Montgomery County OH Hospital Kettering Medical Center (National Insured)	6.25	4-1-2020	1,330,000	1,370,139
Ohio Tender Option Bond Trust Floaters Series 2018-BAML5002 (National Insured, Bank of America NA LIQ) 144Aø	1.74	4-1-2026	11,925,000	11,925,000
				28,056,272

Miscellaneous Revenue : 0.98%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2026	2,030,000	2,259,106
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2028	1,600,000	1,770,320
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2030	2,250,000	2,472,345

18

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00%	12-31-2035	$12,000,000	$13,034,880
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2039	2,500,000	2,689,200
Ohio Series A	5.00	2-1-2036	4,265,000	4,801,494
RiverSouth Authority Ohio Lazarus Building Redevelopment Series A	5.75	12-1-2027	3,665,000	3,672,183
				30,699,528

Resource Recovery Revenue : 0.00%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series E	5.63	10-1-2019	100,000	101,987

Transportation Revenue : 0.26%
Ohio Turnpike Commission CAB Series A-4 ¤	0.00	2-15-2034	8,500,000	8,210,235

Water & Sewer Revenue : 0.34%
Ohio Water Development Authority Drinking Water Assistance Fund	5.00	12-1-2035	5,390,000	6,148,481
Ohio Water Development Authority Drinking Water Assistance Fund	5.00	12-1-2036	3,900,000	4,430,673
				10,579,154

				97,860,770

Oklahoma : 0.42%
Airport Revenue : 0.04%
Tulsa OK Airports Improvement Trust AMT Series A (Build America Mutual Assurance Company Insured)	5.00	6-1-2035	1,055,000	1,126,118

Health Revenue : 0.06%
Oklahoma Development Finance Authority OU Medicine Project Series B	5.50	8-15-2057	1,750,000	1,927,713

Miscellaneous Revenue : 0.11%
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2030	2,000,000	2,243,940
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2031	1,145,000	1,282,102
				3,526,042

Transportation Revenue : 0.11%
Oklahoma Turnpike Authority Series C	5.00	1-1-2047	3,000,000	3,344,820

Water & Sewer Revenue : 0.10%
McGee Creek Authority Oklahoma Water Revenue (National Insured)	6.00	1-1-2023	2,865,000	3,071,824

				12,996,517

Oregon : 0.15%
Health Revenue : 0.15%
Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project	8.25	1-1-2038	4,500,000	4,569,975

Pennsylvania : 6.82%
Airport Revenue : 0.44%
Philadelphia PA Airport Series A	5.00	7-1-2047	12,800,000	13,863,936

Education Revenue : 0.39%
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2024	1,540,000	1,695,848

19

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00%	4-1-2025	$1,625,000	$1,801,394
Philadelphia PA Authority For Industrial Development Thomas Jefferson University Series B ø	1.73	9-1-2050	6,000,000	6,000,000
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	2,000,000	2,226,540
Philadelphia PA IDA New Foundations Charter School Project	6.00	12-15-2027	280,000	303,022
				12,026,804

GO Revenue : 0.50%
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2025	1,180,000	1,307,357
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2026	1,200,000	1,340,424
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2027	1,000,000	1,117,890
Luzerne County PA Series E (AGM Insured)	8.00	11-1-2027	135,000	135,628
Philadelphia PA School District Series A	5.00	9-1-2024	2,075,000	2,304,246
Philadelphia PA School District Series D	5.00	9-1-2021	5,000,000	5,368,050
Philadelphia PA School District Series F	5.00	9-1-2035	3,820,000	4,171,593
				15,745,188

Health Revenue : 0.87%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A	5.63	8-15-2039	5,130,000	5,261,482
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B	3.06	11-1-2039	20,000,000	20,305,000
Quakertown PA General Authority Health LifeQuest Obligated Group Series C	4.50	7-1-2027	750,000	728,813
Quakertown PA General Authority Health LifeQuest Obligated Group Series C	5.00	7-1-2032	1,000,000	977,570
				27,272,865

Industrial Development Revenue : 0.96%
Montgomery County PA IDA Exelon Generation Company LLC Project Series A	2.55	12-1-2029	11,530,000	11,501,867
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2030	600,000	656,724
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	14,275,000	15,443,980
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2038	2,100,000	2,242,863
				29,845,434

Miscellaneous Revenue : 2.15%
Delaware Valley PA Regional Finance Authority Local Government Public Improvements Project	5.75	7-1-2032	5,000,000	6,206,650
Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	16,420,000	19,461,312
Delaware Valley PA Regional Finance Authority Local Government Series C (Ambac Insured)	7.75	7-1-2027	4,025,000	5,390,481
Pennsylvania Finance Authority Pennsylvania Hills Project Series B (National Insured) ¤	0.00	12-1-2025	1,310,000	1,026,018
Pennsylvania Public School Building Authority Philadelphia School District Project	5.00	4-1-2024	3,960,000	4,236,052
Pennsylvania Public School Building Authority Series A (AGM Insured, Citibank NA LIQ) 144Aø	1.71	12-1-2023	5,000,000	5,000,000
State Public School Building Authority Pennsylvania Philadelphia School District Project	5.00	4-1-2022	2,635,000	2,844,193
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2034	1,915,000	2,097,423
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2024	2,250,000	2,486,408
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2035	16,715,000	18,233,223
				66,981,760

20

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Resource Recovery Revenue : 0.00%
Delaware County PA IDA Resource Recovery Facility Series A	6.20%	7-1-2019	$80,000	$80,193

Tobacco Revenue : 0.07%
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds	5.00	6-1-2035	2,000,000	2,218,120

Transportation Revenue : 1.15%
Pennsylvania Turnpike Commission Motor License Series B-1	5.00	12-1-2040	12,410,000	13,191,582
Pennsylvania Turnpike Commission Motor License Subordinate	5.00	12-1-2035	9,900,000	10,997,712
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,750,000	1,918,245
Pennsylvania Turnpike Commission Subordinate Series B-1	5.00	6-1-2027	1,000,000	1,144,170
Pennsylvania Turnpike Commission Subordinate Series B-1	5.00	6-1-2028	1,450,000	1,639,037
Pennsylvania Turnpike Commission Subordinate Series B-2	5.00	6-1-2027	1,200,000	1,373,004
Pennsylvania Turnpike Commission Subordinate Series B-2	5.00	6-1-2028	5,000,000	5,651,850
				35,915,600

Water & Sewer Revenue : 0.29%
Philadelphia PA Series B	5.00	7-1-2033	8,000,000	8,923,840

				212,873,740

Puerto Rico : 0.10%
Transportation Revenue : 0.10%
Puerto Rico Highway & Transportation Authority Series AA (National Insured)	5.50	7-1-2020	3,015,000	3,142,233

South Carolina : 1.57%
Education Revenue : 0.09%
South Carolina Education Assistance Authority Student Loan Series I	5.10	10-1-2029	1,200,000	1,224,216
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.25	11-1-2045	1,500,000	1,582,545
				2,806,761

Health Revenue : 0.48%
South Carolina Tender Option Bond Trust Receipts/Certificates Floaters Series 2018-BAML0003 (Bank of America NA LOC, Bank of America NA LIQ) 144Aø	1.82	8-1-2035	15,000,000	15,000,000

Resource Recovery Revenue : 0.15%
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.00	2-1-2035	1,880,000	1,889,588
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.25	2-1-2045	2,750,000	2,788,885
				4,678,473

Utilities Revenue : 0.49%
Patriots Energy Group Financing Agency SC Series A	4.00	10-1-2048	9,000,000	9,494,550
Piedmont SC Municipal Power Agency (FGIC Insured)	6.75	1-1-2019	210,000	212,501
South Carolina Public Service Authority Series C	5.00	12-1-2028	1,230,000	1,372,926
South Carolina Public Service Authority Series C	5.00	12-1-2034	1,825,000	1,980,052
South Carolina Public Service Authority Series C	5.00	12-1-2035	2,000,000	2,165,540
				15,225,569

Water & Sewer Revenue : 0.36%
Columbia SC Waterworks & Sewer System	5.00	2-1-2043	10,380,000	11,247,457

				48,958,260

21

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
South Dakota : 0.47%
Airport Revenue : 0.06%
Rapid City SD Series A	6.75%	12-1-2031	$1,020,000	$1,072,275
Rapid City SD Series A	7.00	12-1-2035	750,000	790,493
				1,862,768

Health Revenue : 0.17%
South Dakota HEFA Sanford Health Project	5.50	11-1-2040	5,000,000	5,159,900

Housing Revenue : 0.24%
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2023	750,000	829,290
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2024	1,100,000	1,232,022
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2025	1,000,000	1,133,040
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2026	1,540,000	1,764,332
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2032	1,010,000	1,149,461
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2033	1,250,000	1,417,375
				7,525,520

				14,548,188

Tennessee : 0.85%
Utilities Revenue : 0.85%
Tennessee Energy Acquisition Corporation	4.00	11-1-2049	20,000,000	21,006,200
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	5,375,000	5,626,819
				26,633,019

Texas : 10.36%
Airport Revenue : 1.36%
Austin TX Airport System AMT	5.00	11-15-2039	8,000,000	8,660,160
Austin TX Airport System AMT	5.00	11-15-2044	3,500,000	3,778,810
Dallas-Fort Worth TX International Airport AMT Series D	5.00	11-1-2038	7,700,000	8,103,326
Dallas-Fort Worth TX International Airport Series H	5.00	11-1-2042	15,765,000	16,562,394
Houston TX Airport System Subordinate Lien AMT Series A	5.00	7-1-2041	4,750,000	5,271,740
				42,376,430

Education Revenue : 0.96%
Beasley TX Higher Education Finance Corporation Focus Learning Academy Series A ††	7.75	8-15-2041	2,000,000	1,320,000
Clifton TX Higher Educational Finance Corporation International Leadership Series A	5.75	8-15-2038	2,000,000	2,052,280
La Vernia TX Higher Education Finance Corporation Lifeschool of Dallas Series A	6.25	8-15-2021	2,000,000	2,072,660
La Vernia TX Higher Education Finance Corporation Lifeschool of Dallas Series A	7.50	8-15-2041	6,500,000	6,800,040
Newark TX Higher Education Finance Corporation Austin Achieve Public Schools Incorporated	5.00	6-15-2048	750,000	755,445
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2030	1,460,000	1,693,746
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2032	650,000	749,073
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2039	750,000	844,823
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2040	1,000,000	1,124,780
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2041	900,000	1,011,555
University of Texas Board of Regents Refunding Bonds Series C	5.00	8-15-2024	10,000,000	11,415,300
				29,839,702

22

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue : 1.88%
Houston TX Public Improvement Refunding Bonds Series A	4.00%	3-1-2034	$1,000,000	$1,042,820
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2025	3,070,000	3,516,286
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	2,000,000	2,306,700
Lewisville TX Independent School District Unlimited Tax Refunding Bonds Series A	5.00	8-15-2021	2,200,000	2,376,704
Lewisville TX Independent School District Unlimited Tax Refunding Bonds Series A	5.00	8-15-2022	2,640,000	2,912,686
Lewisville TX Independent School District Unlimited Tax Refunding Bonds Series A	5.00	8-15-2023	3,000,000	3,369,570
San Antonio TX Independent School District	5.00	8-15-2048	13,000,000	14,331,200
Sugar Land TX Refunding Bonds	5.00	2-15-2030	1,250,000	1,442,788
Texas Refunding Bond Series B	5.00	10-1-2036	24,500,000	27,506,150
				58,804,904

Health Revenue : 0.07%
New Hope ECFA Children’s Health System of Texas Project Series A	4.00	8-15-2033	2,000,000	2,075,620

Housing Revenue : 0.32%
Austin TX Affordable PFC Incorporated Commons at Goodnight Apartments	1.85	1-1-2021	10,000,000	9,891,200

Miscellaneous Revenue : 1.50%
Lewisville TX Combination Contract	6.75	10-1-2032	1,610,000	1,610,000
Lewisville TX Combination Contract	6.75	10-1-2032	100,000	100,083
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #5 144A	6.50	9-1-2034	2,045,000	2,069,765
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #5 144A	6.50	9-1-2034	4,075,000	4,124,348
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	9,300,000	9,570,909
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	3,940,000	4,054,772
Texas Transportation Commission Highway Improvement	5.00	4-1-2028	7,280,000	8,205,361
Texas Water Development Board Series A	4.00	10-15-2037	16,650,000	17,159,657
				46,894,895

Resource Recovery Revenue : 0.95%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C ø	1.85	4-1-2040	8,600,000	8,600,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Subordinate Bond Series E ø	1.81	11-1-2040	9,100,000	9,100,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Subordinate Series D ø	1.80	11-1-2040	12,100,000	12,100,000
				29,800,000

Tax Revenue : 1.19%
Dallas TX Area Rapid Transit Sales Tax Revenue Series A	5.00	12-1-2048	5,000,000	5,555,000
Dallas TX Area Rapid Transit Sales Tax Revenue Series A	5.00	12-1-2046	28,430,000	31,624,111
				37,179,111

Transportation Revenue : 1.17%
Central Texas Regional Mobility Authority Senior Lien	5.75	1-1-2025	2,000,000	2,090,840
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2033	3,740,000	4,026,746
Grand Parkway Transportation Corporation Texas CAB Series B ¤	0.00	10-1-2029	1,015,000	955,105
Grand Parkway Transportation Corporation Texas Series B	5.05	10-1-2030	2,000,000	1,881,100
North Texas Tollway Authority Series A	5.00	1-1-2033	3,600,000	3,981,312
North Texas Tollway Authority Series A	5.00	1-1-2035	4,000,000	4,399,800
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	6.75	6-30-2043	4,000,000	4,609,360

23

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Transportation Revenue (continued)
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00%	12-31-2038	$12,500,000	$14,600,250
				36,544,513

Utilities Revenue : 0.43%
Lower Colorado TX River Authority Series A	5.00	5-15-2033	2,475,000	2,702,601
Texas Municipal Gas Acquisition & Supply Corporation III	5.00	12-15-2029	5,115,000	5,501,234
Texas Municipal Gas Acquisition & Supply Corporation III	5.00	12-15-2031	5,000,000	5,357,150
				13,560,985

Water & Sewer Revenue : 0.53%
Tarrant TX Regional Water District	5.00	3-1-2049	15,000,000	16,559,400

				323,526,760

Vermont : 0.55%
Education Revenue : 0.55%
Vermont Student Assistance Corporation Series B Class B (1 Month LIBOR +1.00%) ±	3.11	6-2-2042	17,193,117	17,107,323

Virginia : 1.14%
GO Revenue : 0.20%
Norfolk VA Series C	4.00	9-1-2032	5,810,000	6,110,900

Housing Revenue : 0.59%
Loudoun County VA EDA Multifamily Housing Revenue Bonds Stone Springs Apartments (GNMA/FHA Insured)	1.84	12-1-2020	16,500,000	16,370,310
Newport News VA Redevelopment & Housing Authority Multifamily Housing Series A	1.82	11-1-2020	2,010,000	2,001,015
				18,371,325

Miscellaneous Revenue : 0.01%
Watkins Centre VA CDA	5.40	3-1-2020	333,000	333,350

Tax Revenue : 0.04%
Marquis VA CDA 144A	7.50	9-1-2045	397,000	286,189
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	1,824,000	95,815
Marquis VA CDA Series B	5.63	9-1-2041	1,310,000	911,485
				1,293,489

Transportation Revenue : 0.30%
Virginia Commonwealth Transportation Board Refunding Bond Capital Projects Series A	5.00	5-15-2029	4,500,000	5,295,735
Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC Project	5.00	7-1-2034	4,000,000	4,216,400
				9,512,135

				35,621,199

Washington : 2.42%
GO Revenue : 1.49%
Clark County WA School District #114 (AGM Insured)	4.00	12-1-2031	9,000,000	9,540,270
Clark County WA School District #114 (AGM Insured)	4.00	12-1-2034	2,500,000	2,614,175
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2029	8,940,000	10,108,279
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	9,430,000	10,426,468
Washington Series 2017-A	5.00	8-1-2040	3,500,000	3,920,315

24

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Washington Series 2017-A	5.00%	8-1-2041	$2,500,000	$2,798,375
Washington Series B	5.00	8-1-2037	6,400,000	7,201,536
				46,609,418

Health Revenue : 0.20%
Spokane WA Housing Finance Commission Riverview Retirement Community Project	5.00	1-1-2023	1,155,000	1,212,230
Washington HCFR Central Washington Health Service Association	7.00	7-1-2039	5,000,000	5,182,750
				6,394,980

Miscellaneous Revenue : 0.12%
Washington Certificate of Participation Series A	5.00	7-1-2038	3,265,000	3,607,792

Tax Revenue : 0.34%
Central Puget Sound WA Regional Transportation Authority Series S1	5.00	11-1-2035	9,485,000	10,661,045

Water & Sewer Revenue : 0.27%
King County WA Sewer Revenue	5.00	7-1-2047	7,510,000	8,278,498

				75,551,733

West Virginia : 0.18%
Health Revenue : 0.07%
West Virginia Hospital Finance Authority Refunding & Improvement Bonds Series D (AGM Insured)	5.50	6-1-2033	2,305,000	2,318,530

Tax Revenue : 0.11%
Monongalia County WV Commission Refunding & Improvement Bonds University Town Center Series A 144A	5.75	6-1-2043	675,000	698,200
Monongalia County WV Commission Refunding & Improvement Bonds University Town Centre Series A 144A	5.50	6-1-2037	2,500,000	2,560,350
				3,258,550

				5,577,080

Wisconsin : 2.32%
Education Revenue : 0.38%
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.00	8-1-2033	2,120,000	2,297,656
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.25	8-1-2043	4,650,000	5,039,298
Wisconsin PFA Carolina International School Series A 144A	6.00	8-1-2023	375,000	397,646
Wisconsin PFA Carolina International School Series A 144A	6.75	8-1-2033	1,430,000	1,531,659
Wisconsin PFA Carolina International School Series A 144A	7.00	8-1-2043	1,575,000	1,689,030
Wisconsin PFA Carolina International School Series A 144A	7.20	8-1-2048	940,000	1,011,835
				11,967,124

GO Revenue : 0.72%
Verona WI Area School District Building & Improvement Bonds	4.00	4-1-2027	3,385,000	3,648,488
Verona WI Area School District Building & Improvement Bonds	4.00	4-1-2028	1,380,000	1,471,080
Verona WI Area School District Building & Improvement Bonds ##	5.00	4-1-2026	3,310,000	3,845,525
Wisconsin Series A ##	4.00	5-1-2032	13,000,000	13,518,700
				22,483,793

Health Revenue : 0.04%
Wisconsin HEFA Aurora Health Care Incorporated Series A	5.25	4-15-2024	1,025,000	1,074,979

25

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue : 1.18%
Mount Pleasant WI Series A %%	5.00%	4-1-2038	$5,495,000	$6,067,030
Mount Pleasant WI Series A %%	5.00	4-1-2043	20,205,000	22,189,535
Mount Pleasant WI Series A %%	5.00	4-1-2048	7,855,000	8,593,660
				36,850,225

				72,376,121

Wyoming : 0.07%
Education Revenue : 0.05%
Wyoming CDA	6.50	7-1-2043	1,600,000	1,680,416

Health Revenue : 0.02%
West Park Hospital District Wyoming Series B	6.50	6-1-2027	500,000	533,470

				2,213,886

Total Municipal Obligations (Cost $3,035,358,620)				3,099,155,844

	Yield		Shares
Short-Term Investments : 0.78%
Investment Companies : 0.75%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##	1.46		23,341,835	23,367,511

		Maturity date	Principal
U.S. Treasury Securities : 0.03%
U.S. Treasury Bill (z)#	1.67	12-13-2018	$975,000	970,804

Total Short-Term Investments (Cost $24,338,196)				24,338,315

Total investments in securities (Cost $3,059,696,816)	100.03%			3,123,494,159
Other assets and liabilities, net	(0.03)			(941,310)

Total net assets	100.00%			$3,122,552,849

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
††	On the last interest date, partial interest was paid.
##	All or a portion of this security is segregated for when-issued securities.
%%	The security is issued on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond

26

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

27

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
5-Year U.S. Treasury Notes	1,400	12-31-2018	$158,109,271	$157,467,188	$0	$(642,083)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	10,597,584	218,609,807	205,865,556	23,341,835	$23,367,511	0.75%

Wells Fargo Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$3,099,155,844	$0	$3,099,155,844
Short-term investments
Investment companies	23,367,511	0	0	23,367,511
U.S. Treasury securities	970,804	0	0	970,804

Total assets	$24,338,315	$3,099,155,844	$0	$3,123,494,159

Liabilities
Futures contracts	$642,083	$0	$0	$642,083

Total liabilities	$642,083	$0	$0	$642,083

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At September 30, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo North Carolina Tax-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.20%
California : 1.75%
Education Revenue : 1.75%
University of California Limited Project Prerefunded Bond Series G	5.00%	5-15-2037	$500,000	$554,145
University of California Limited Project Unrefunded Bond Series G	5.00	5-15-2037	500,000	545,340
				1,099,485

Guam : 2.64%
Airport Revenue : 0.88%
Guam Port Authority Series B	5.00	7-1-2030	500,000	551,035

Water & Sewer Revenue : 1.76%
Guam Government Waterworks Authority	5.25	7-1-2023	1,000,000	1,110,040

				1,661,075

Indiana : 1.78%
Water & Sewer Revenue : 1.78%
Indiana Finance Authority Clean Water Act Project Series A	5.00	10-1-2031	1,000,000	1,120,100

New York : 2.56%
Tax Revenue : 2.56%
New York Dormitory Authority Personal Income Tax Series B	5.00	3-15-2042	1,500,000	1,609,395

North Carolina : 82.43%
Airport Revenue : 16.74%
Charlotte NC Airport Series A	5.50	7-1-2034	2,500,000	2,650,300
Charlotte NC AMT Series B	5.00	7-1-2020	1,480,000	1,552,949
Charlotte NC AMT Series B	5.50	7-1-2024	810,000	855,830
Charlotte NC Douglas Airport Series A	5.00	7-1-2025	1,645,000	1,771,649
North Carolina Port Authority Series B	5.00	2-1-2025	3,540,000	3,686,768
				10,517,496

Education Revenue : 8.35%
North Carolina Capital Facilities Finance Agency Meredith College	5.00	6-1-2038	500,000	535,765
University of North Carolina at Greensboro	5.00	4-1-2033	2,000,000	2,232,460
University of North Carolina at Greensboro	5.00	4-1-2039	1,620,000	1,796,936
University of North Carolina at Greensboro	5.00	6-1-2042	625,000	684,431
				5,249,592

Health Revenue : 23.67%
Charlotte-Mecklenburg NC Hospital Authority	5.00	1-15-2027	1,885,000	1,901,023
New Hanover County NC New Hanover Regional Medical Center	5.00	10-1-2028	3,000,000	3,208,110
New Hanover County NC New Hanover Regional Medical Center	5.00	10-1-2047	1,000,000	1,098,720
New Hanover County NC New Hanover Regional Medical Center (AGM Insured)	5.13	10-1-2031	1,800,000	1,855,980
North Carolina Medical Care Commission Baptist Hospital Project	5.25	6-1-2029	2,000,000	2,096,720
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Project	5.00	11-1-2031	1,500,000	1,670,535
North Carolina Medical Care Commission Presbyterian Homes Project Series C	4.00	10-1-2031	1,500,000	1,561,485
North Carolina Medical Care Commission Southeastern Regional Medical Center Project	5.00	6-1-2026	385,000	418,202
North Carolina Medical Care Commission Southeastern Regional Medical Center Project	5.00	6-1-2032	500,000	536,950

1

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo North Carolina Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
North Carolina Medical Care Commission Southminster Incorporated	5.00%	10-1-2037	$500,000	$528,325
				14,876,050

Housing Revenue : 5.27%
North Carolina Facilities Finance Agency (AGC Insured)	5.00	6-1-2027	1,000,000	1,117,390
North Carolina Facilities Finance Agency The Arc of North Carolina Project Series A (HUD Insured)	5.00	10-1-2034	1,000,000	1,110,840
North Carolina HFA Series B	4.25	1-1-2028	1,065,000	1,084,404
				3,312,634

Miscellaneous Revenue : 20.19%
Cabarrus County NC Limited Obligation Installment Financing Contract	5.00	6-1-2031	500,000	575,780
Charlotte NC Certificate of Participation Series A	5.00	12-1-2026	1,160,000	1,255,746
Charlotte NC Certificate of Participation Series A	5.00	6-1-2030	1,000,000	1,105,660
Charlotte NC Certificate of Participation Series E	5.00	6-1-2023	3,650,000	3,720,044
Cumberland County NC Limited Obligation Series B	5.00	11-1-2025	1,000,000	1,104,170
Cumberland County NC Limited Obligation Series B	5.00	11-1-2026	1,000,000	1,104,170
Henderson County NC Limited Obligation Series A	5.00	10-1-2030	500,000	569,870
Orange County NC Limited Obligation Series 2018	5.00	10-1-2032	215,000	253,941
Orange County NC Limited Obligation Series 2018	5.00	10-1-2033	220,000	258,801
Orange County NC Limited Obligation Series 2018	5.00	10-1-2034	65,000	76,157
Orange County NC Public Facilities Company Limited Obligation	5.00	10-1-2026	1,000,000	1,084,720
Raleigh NC Limited Obligation Series A	5.00	10-1-2033	1,000,000	1,124,200
Wilmington NC Limited Obligation Series A	5.00	6-1-2030	400,000	455,568
				12,688,827

Transportation Revenue : 3.08%
North Carolina Department of Transportation	5.00	6-30-2028	1,275,000	1,396,163
North Carolina Turnpike Authority	5.00	7-1-2042	500,000	540,610
				1,936,773

Utilities Revenue : 4.48%
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A	5.00	1-1-2021	2,720,000	2,816,179

Water & Sewer Revenue : 0.65%
Dare County NC Utility System Revenue	5.00	2-1-2029	350,000	405,720

				51,803,271

Tennessee : 3.54%
Utilities Revenue : 3.54%
Tennessee Energy Acquisition Corporation Series A	5.25	9-1-2026	1,020,000	1,168,206
Tennessee Energy Acquisition Corporation Series C	5.00	2-1-2021	1,000,000	1,057,390
				2,225,596

Washington : 1.79%
Miscellaneous Revenue : 1.79%
Washington Office Building Refunding Bond	5.00	7-1-2026	1,000,000	1,123,340

Wisconsin : 1.71%
Education Revenue : 1.71%
Wisconsin PFA Carolina International School Series A 144A	6.75	8-1-2033	1,000,000	1,071,091

Total Municipal Obligations (Cost $60,140,519)				61,713,353

2

Wells Fargo North Carolina Tax-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Yield	Shares	Value
Short-Term Investments : 0.50%
Investment Companies : 0.50%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)	1.46%	314,712	$315,058

Total Short-Term Investments (Cost $315,058)			315,058

Total investments in securities (Cost $60,455,577)	98.70%		62,028,411

Other assets and liabilities, net	1.30		819,254

Total net assets	100.00%		$62,847,665

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
HFA	Housing Finance Authority
HUD	Department of Housing and Urban Development
PFA	Public Finance Authority

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	130,501	2,581,018	2,396,807	314,712	$315,058	0.50%

Wells Fargo North Carolina Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Municipal obligations	$0	$61,713,353	$0	$61,713,353
Short-term investments
Investment companies	315,058	0	0	315,058

Total assets	$315,058	$61,713,353	$0	$62,028,411

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At September 30, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Pennsylvania Tax-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 97.97%
Florida : 0.73%
Industrial Development Revenue : 0.73%
Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (ACA Insured)	5.50%	10-1-2030	$1,000,000	$1,001,300

Guam : 0.44%
Airport Revenue : 0.44%
Guam Port Authority AMT Series B	5.00	7-1-2032	550,000	596,316

Pennsylvania : 96.80%
Airport Revenue : 1.22%
Philadelphia PA Airport Refunding Bond AMT Series A	5.00	6-15-2030	1,500,000	1,655,940

Education Revenue : 32.85%
Allegheny County PA Higher Education Building Authority Refunding Bond Duquesne University of The Holy Spirit Series A	5.00	3-1-2029	1,135,000	1,264,424
Chester County PA IDA Avon Grove Charter School Project Refunding Bond Series A	5.00	12-15-2047	1,160,000	1,192,664
Chester County PA IDA Collegium Charter School Project Refunding Bond Series A	5.00	10-15-2022	1,390,000	1,436,787
Chester County PA IDA Collegium Charter School Project Series A	5.13	10-15-2037	1,000,000	1,021,120
Chester County PA IDA Renaissance Academy Charter School Project	3.75	10-1-2024	705,000	713,552
Delaware County PA IDA Chester Community Charter School Series A	5.00	8-15-2020	1,230,000	1,205,289
General Authority of South Central Pennsylvania Association of Independent Colleges & Universities	6.00	11-1-2031	2,500,000	2,742,300
Lycoming County PA Authority Pennsylvania College of Technology	5.50	7-1-2026	3,000,000	3,248,190
Montgomery County PA Higher Education & Health Authority Refunding Bond Arcadia University	5.00	4-1-2030	1,500,000	1,620,690
North Eastern PA Hospital & Education Authority Refunding Bond Wilkes University Project Series B	5.25	3-1-2037	1,000,000	1,077,720
Pennsylvania HEFAR Shippensburg University Project	5.00	10-1-2020	1,075,000	1,129,621
Pennsylvania HEFAR Shippensburg University Project	6.00	10-1-2031	3,000,000	3,322,470
Pennsylvania HEFAR Temple University First Series	5.00	4-1-2032	1,000,000	1,075,570
Pennsylvania Public School Building Authority Northampton County Area Community College Project	5.50	3-1-2031	5,000,000	5,349,150
Pennsylvania Public School Building Authority Northampton County Area Community College Project Series A (Build America Mutual Assurance Company Insured)	5.00	6-15-2027	1,610,000	1,737,818
Pennsylvania State University Refunding Bond Series B	5.00	9-1-2034	2,175,000	2,479,370
Philadelphia PA Authority for Industrial Louisiana Salle University	5.00	5-1-2036	1,355,000	1,463,712
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,113,270
Philadelphia PA IDA Charter School Project Series A	5.30	9-15-2027	4,750,000	4,752,850
Philadelphia PA IDA Global Leadership Academy Project	5.13	11-15-2020	770,000	784,260
Philadelphia PA IDA Global Leadership Academy Project	5.75	11-15-2030	1,000,000	1,018,670
Philadelphia PA IDA Master Charter School Aid	5.00	8-1-2020	305,000	315,214
Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	1,000,000	1,085,900
Philadelphia PA IDA Temple University 1st Series 2016	5.00	4-1-2029	1,000,000	1,128,600
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project	7.50	5-1-2031	1,285,000	1,352,270
Wilkes-Barre PA Finance Authority University of Scranton	5.00	11-1-2020	1,005,000	1,056,446
				44,687,927

GO Revenue : 14.48%
Allegheny County PA Series C-65	5.50	5-1-2024	4,675,000	5,075,835
Central Dauphin PA School District	5.00	2-1-2037	2,075,000	2,289,908
Philadelphia PA Refunding Bond Series A	5.25	7-15-2033	1,500,000	1,648,380

1

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Philadelphia PA School District Refunding Bond Series A (AGM/FGIC Insured)	5.00%	6-1-2024	$1,420,000	$1,547,502
Philadelphia PA School District Refunding Bond Series C	5.00	9-1-2021	1,395,000	1,497,686
Philadelphia PA School District Series B	5.00	9-1-2043	1,235,000	1,341,543
Philadelphia PA Series A	5.00	8-1-2036	1,250,000	1,379,325
Pittsburgh PA (Build America Mutual Assurance Company Insured)	5.00	9-1-2030	500,000	555,525
Pittsburgh PA Moon Area School District Series A	5.00	11-15-2029	1,445,000	1,595,222
Reading PA School District Series A (AGM Insured)	5.00	2-1-2033	1,500,000	1,655,355
West Mifflin PA Area School District (AGM Insured)	5.00	4-1-2028	1,000,000	1,113,430
				19,699,711

Health Revenue : 12.71%
Allegheny County PA Hospital Development Authority Health Center Series B (National Insured)	6.00	7-1-2027	1,800,000	2,226,726
Berks County PA IDA Tower Health Project	5.00	11-1-2037	1,295,000	1,414,399
Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project	5.00	1-1-2028	2,090,000	2,288,989
Dauphin County PA Authority Pinnacle Health System Project Series A	5.00	6-1-2035	1,000,000	1,107,820
East Hempfield Township PA IDA Refunding Bond Willow Valley Communities Project	5.00	12-1-2028	450,000	499,644
East Hempfield Township PA IDA Refunding Bond Willow Valley Communities Project	5.00	12-1-2029	375,000	414,101
Monroe County PA Hospital Authority Pocono Medical Center Series A	5.00	1-1-2027	840,000	914,122
Monroe County PA Hospital Authority Pocono Medical Center Series A	5.00	1-1-2032	880,000	957,651
Montgomery County PA Higher Education & Health Authority Abington Memorial Hospital Project	5.00	6-1-2031	2,000,000	2,196,040
Montgomery County PA IDA Jefferson Health System Series A	5.00	10-1-2027	1,000,000	1,076,260
Montour County PA Geisinger Health System Authority Series B (U.S. Bank NA SPA) ø	1.59	6-1-2041	1,000,000	1,000,000
Northampton County PA St. Luke’s Hospital of Bethlehem Series A	5.00	8-15-2033	1,435,000	1,529,222
Pennsylvania Higher Educational University Pennsylvania Health System Series A	5.00	8-15-2047	1,500,000	1,662,990
				17,287,964

Housing Revenue : 1.01%
Chester County PA IDA University Student Housing LLC Project Series A	5.00	8-1-2030	555,000	594,738
Pennsylvania Housing Finance Agency SFMR Series 112	5.00	4-1-2028	755,000	779,673
				1,374,411

Miscellaneous Revenue : 19.13%
Delaware County PA Authority Neumann University Refunding Bond	5.00	10-1-2031	1,500,000	1,605,885
Delaware County PA Vocational & Technical School Authority (Build America Mutual Assurance Company Insured)	5.25	11-1-2033	1,000,000	1,098,840
Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	4,390,000	5,203,116
Pennsylvania Certificate of Participation Series A	5.00	7-1-2038	1,000,000	1,089,350
Pennsylvania Financing Authority Pennsylvania Hills Project CAB Series B (National Insured) ¤	0.00	12-1-2022	1,200,000	1,052,700
Pennsylvania Financing Authority Pennsylvania Hills Project CAB Series B (National Insured) ¤	0.00	12-1-2023	3,790,000	3,208,766
Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25	9-15-2030	540,000	602,851
Pennsylvania Public School Building Authority Chester Upland School District Project Series C (AGM Insured)	5.00	9-15-2026	875,000	928,156
Pennsylvania Public School Building Authority Series B-2 (Build America Mutual Assurance Company Insured)	5.00	12-1-2027	1,010,000	1,120,464
Pennsylvania Turnpike Commission Series A (AGM Insured)	5.25	7-15-2021	2,000,000	2,166,160
Philadelphia PA Authority for Industrial Development City Agreement Green Bond Museum Art Energy Saving Program Series A	5.00	2-15-2038	785,000	856,702

2

Wells Fargo Pennsylvania Tax-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Philadelphia PA IDA Refunding Bond Cultural & Commercial Corridors Program Series A	5.00%	12-1-2028	$2,500,000	$2,799,550
Southeastern Pennsylvania Transportation Authority	5.00	6-1-2028	4,000,000	4,301,040
				26,033,580

Tax Revenue : 4.69%
Allegheny County PA Port Authority Refunding Bond	5.75	3-1-2029	3,000,000	3,246,750
Pittsburgh & Allegheny Counties PA Sports & Exhibition Authority (AGM Insured)	5.00	2-1-2031	3,000,000	3,135,480
				6,382,230

Transportation Revenue : 5.40%
Delaware River PA Joint Toll Bridge Commission	5.00	7-1-2042	580,000	651,543
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,096,140
Pennsylvania Turnpike Commission Series A-2	5.00	12-1-2048	2,000,000	2,198,920
Pennsylvania Turnpike Commission Subordinate Bond Series A	5.50	12-1-2042	3,000,000	3,404,490
				7,351,093

Water & Sewer Revenue : 5.31%
Capital Region Pennsylvania Refunding Bond Water and Sewer System	5.00	7-15-2037	1,000,000	1,106,980
Lehigh County PA General Purpose Authority CAB Allentown Project ¤	0.00	12-1-2030	2,000,000	1,244,280
McKeesport PA Municipal Authority (AGM Insured)	5.50	12-15-2027	2,405,000	2,655,336
Pennsylvania Commonwealth Financing Authority Series B	5.00	6-1-2026	1,000,000	1,076,070
Philadelphia PA Water & Wastewater Refunding Bond	5.00	10-1-2030	1,000,000	1,141,270
				7,223,936

Total Municipal Obligations (Cost $128,942,481)				133,294,408

	Yield		Shares
Short-Term Investments : 0.44%
Investment Companies : 0.44%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)	1.46		595,832	596,488

Total Short-Term Investments (Cost $596,488)				596,488

Total investments in securities (Cost $129,538,969)	98.41%			133,890,896
Other assets and liabilities, net	1.59			2,160,835

Total net assets	100.00%			$136,051,731

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax

3

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund

CAB	Capital appreciation bond
FGIC	Financial Guaranty Insurance Corporation
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDA	Industrial Development Authority
National	National Public Finance Guarantee Corporation
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Fund Institutional Class	610,062	6,245,387	6,259,617	595,832	$596,488	0.44%

Wells Fargo Pennsylvania Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$133,294,408	$0	$133,294,408
Short-term investments
Investment companies	596,488	0	0	596,488

Total assets	$596,488	$133,294,408	$0	$133,890,896

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At September 30, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 0.40%
FHLMC Multifamily Certificates Series M012 Class A1B1 (a)	2.25%	8-15-2051	$18,500,000	$18,355,700

Total Agency Securities (Cost $18,355,700)				18,355,700

Municipal Obligations : 98.24%
Alabama : 1.00%
GO Revenue : 0.37%
Jefferson County AL Warrants Series C	4.90	4-1-2021	16,595,000	16,977,826

Industrial Development Revenue : 0.27%
Mobile County AL Industrial Development Board PCR Alabama Power Company Barry Plant ø	1.63	7-15-2034	12,500,000	12,500,000

Tax Revenue : 0.01%
Board of Education of Shelby County AL Public School Warrants Series 2016	4.00	2-1-2020	410,000	420,758

Utilities Revenue : 0.27%
Alabama Black Belt Energy Gas District Series A	4.00	12-1-2048	8,000,000	8,411,120
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	8-1-2047	3,880,000	4,061,312
				12,472,432

Water & Sewer Revenue : 0.08%
Jefferson County AL Warrants Series D	5.00	10-1-2018	3,965,000	3,965,000

				46,336,016

Alaska : 0.57%
Health Revenue : 0.48%
Alaska IDA Loan Anticipation YKHC Project	3.50	12-1-2020	22,000,000	22,202,180

Utilities Revenue : 0.03%
Alaska IDA Snettisham Hydroelectric Project	5.00	1-1-2021	1,400,000	1,468,446

Water & Sewer Revenue : 0.06%
North Slope Borough AK Service Area Water & Wastewater Facilities	5.25	6-30-2034	2,445,000	2,641,456

				26,312,082

Arizona : 2.44%
Education Revenue : 0.14%
Arizona Board of Regents Certificate of Participation Series A	5.00	6-1-2021	3,000,000	3,217,710
Cochise County AZ Community College District of Cochise County Series 2016A (Build America Mutual Assurance Company Insured)	5.00	7-1-2020	405,000	424,391
Cochise County AZ Community College District of Cochise County Series 2016A (Build America Mutual Assurance Company Insured)	5.00	7-1-2021	425,000	453,841
PIMA County AZ IDA Education Facility Odyssey Preparatory Academy Goodyear Project	7.00	6-1-2034	312,000	350,457
PIMA County AZ IDA Education Facility Odyssey Preparatory Academy Goodyear Project	7.13	6-1-2049	1,950,000	2,196,656
				6,643,055

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue : 0.05%
Maricopa County AZ Unified School District #89 Refunding Bond Series 2016 (Build America Mutual Assurance Company Insured)	2.00%	7-1-2019	$2,265,000	$2,266,472

Health Revenue : 0.13%
Tempe AZ IDA Mirabella at Arizona State University Project Series B1 144A	4.00	10-1-2023	6,000,000	6,020,580

Industrial Development Revenue : 1.36%
Chandler AZ IDA Intel Corporation Project	2.40	12-1-2035	31,585,000	31,368,959
Coconino County AZ Pollution Control Corporation Series A	1.80	9-1-2032	7,100,000	7,021,829
Phoenix AZ IDA Various Republic Services Incorporated Projects	1.85	12-1-2035	25,000,000	24,995,500
				63,386,288

Miscellaneous Revenue : 0.36%
Navajo Nation AZ Refunding Bond Series A 144A	2.90	12-1-2020	8,820,000	8,849,282
Navajo Nation AZ Tribal Utility Authority (Municipal Government Guaranty Insured)	4.00	1-1-2021	7,792,000	7,869,219
				16,718,501

Resource Recovery Revenue : 0.13%
Yavapai County AZ IDA Waste Management Incorporated Project Series A2	1.85	3-1-2028	6,000,000	5,983,920

Utilities Revenue : 0.27%
Maricopa County AZ PCR Public Service Company of New Mexico Palo Verde Project Series B	5.20	6-1-2043	2,500,000	2,609,675
Maricopa County AZ PCR Series A	2.40	6-1-2043	9,800,000	9,785,594
				12,395,269

				113,414,085

Arkansas : 0.11%
Housing Revenue : 0.11%
Arkansas Development Finance Authority Multifamily Housing Texarkana Rental Assistance Demonstration Convertible Bond Series A	2.10	6-1-2022	5,100,000	5,076,387

California : 4.13%
Education Revenue : 0.57%
California Infrastructure & Economic Development Bank Series A (SIFMA Municipal Swap +1.00%) ±	2.56	8-1-2037	26,185,000	26,389,505

GO Revenue : 1.46%
California Refunding Bond Series A (SIFMA Municipal Swap +0.25%) ±	1.81	5-1-2033	26,000,000	26,034,060
California Series B (SIFMA Municipal Swap +0.38%) ±	1.94	12-1-2027	20,000,000	20,049,200
California Statewide Series E (1 Month LIBOR +0.83%) ±	2.31	12-1-2029	18,000,000	18,007,200
Oakland CA Unified School District Alameda County Election of 2012	5.00	8-1-2019	1,000,000	1,026,910
Palomar CA Pomerado Health CAB Election of 2004 Series A (National Insured) ¤	0.00	8-1-2019	2,215,000	2,174,045
San Ysidro CA School District (AGM Insured) ¤	0.00	8-1-2047	3,610,000	484,967
				67,776,382

Health Revenue : 0.81%
California HFFA Providence St. Joseph Series B1	1.25	10-1-2036	5,755,000	5,674,257
California Statewide CDA Health Facilities Catholic Series D (AGM Insured) (m)	1.81	7-1-2041	14,650,000	14,650,000

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
California Statewide CDA Health Facilities Catholic Series E (AGM Insured) (m)	1.70%	7-1-2040	$6,850,000	$6,850,000
California Statewide CDA Health Facilities Catholic Series F (AGM Insured) (m)	1.81	7-1-2040	4,850,000	4,850,000
Palomar CA Pomerado Health Care District Certificate of Participation Series C (AGM Insured) (m)	2.12	11-1-2036	5,100,000	5,100,000
Washington Township CA Health Care District Series B	5.00	7-1-2020	600,000	625,674
				37,749,931

Industrial Development Revenue : 0.08%
California PCFA AMT Calplant I Project 144A	7.00	7-1-2022	3,505,000	3,612,113

Miscellaneous Revenue : 0.17%
California Infrastructure and Economic Development Bank The J. Paul Getty Trust Series B2 (1 Month LIBOR +0.20%) ±	1.68	10-1-2047	8,000,000	7,996,160

Tax Revenue : 0.04%
Commerce CA RDA CAB Project #1 ¤	0.00	8-1-2021	2,245,000	1,983,929

Transportation Revenue : 0.23%
Bay Area CA Toll Authority San Francisco Bay Area Series D	1.88	4-1-2034	10,500,000	10,515,015

Water & Sewer Revenue : 0.77%
California Department of Water Resources Central Valley Project Series AT (SIFMA Municipal Swap +0.37%) ±	1.93	12-1-2035	35,500,000	35,674,305

				191,697,340

Colorado : 1.43%
GO Revenue : 0.23%
Dawson Ridge Metropolitan District # 1 CO ¤	0.00	10-1-2022	8,445,000	7,679,883
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2022	1,450,000	1,604,556
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2024	1,140,000	1,296,248
				10,580,687

Health Revenue : 0.80%
Colorado HCFR Catholic Health Initiatives Series C2 (1 Month LIBOR +1.25%) ±	2.69	10-1-2039	8,500,000	8,534,595
Colorado HCFR Catholic Health Initiatives Series C4 (1 Month LIBOR +1.25%) ±	2.69	10-1-2039	3,495,000	3,509,225
University of Colorado Hospital Authority Series 2017C-1	5.00	11-15-2038	23,630,000	25,334,905
				37,378,725

Housing Revenue : 0.37%
Colorado HFA Multifamily Housing South Range Crossings Project	1.80	1-1-2037	17,000,000	16,979,430

Miscellaneous Revenue : 0.03%
Colorado Bridge Enterprise Central 70 Project	4.00	12-31-2023	1,285,000	1,354,583

				66,293,425

Connecticut : 2.36%
Education Revenue : 1.41%
Connecticut HEFA Yale University Issue Series A	2.05	7-1-2035	25,000,000	24,905,750
Connecticut HEFAR Yale University Issue Series A	1.30	7-1-2048	5,105,000	5,054,103

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Connecticut HEFAR Yale University Issue Series A-1	1.00%	7-1-2042	$600,000	$595,392
Connecticut HEFAR Yale University Issue Series A-4	1.20	7-1-2049	33,740,000	33,648,565
Connecticut Higher Education Supplemental Loan Authority Refunding Bonds Chelsea Loan Program Series A	3.60	11-15-2023	1,265,000	1,283,899
				65,487,709

GO Revenue : 0.17%
Hartford CT Series A (AGM Insured)	5.00	7-1-2019	700,000	714,315
Hartford CT Series B (AGM Insured)	5.00	10-1-2018	1,000,000	1,000,000
New Haven CT Prerefunded Bond Series A (AGM Insured)	3.00	11-1-2019	80,000	80,825
New Haven CT Series A	5.25	8-1-2021	1,830,000	1,943,936
New Haven CT Unrefunded Refunding Bond Series A (AGM Insured)	3.00	11-1-2019	3,325,000	3,352,498
West Haven CT Series A	3.00	11-1-2018	215,000	214,970
West Haven CT Series A	3.00	11-1-2019	300,000	298,722
West Haven CT Series B	3.00	11-1-2019	210,000	209,105
				7,814,371

Health Revenue : 0.22%
Connecticut HEFAR Hartford Healthcare Series G (1 Month LIBOR +0.95%) ±	2.39	7-1-2049	10,000,000	10,033,500

Miscellaneous Revenue : 0.56%
Connecticut Refunding Bond (SIFMA Municipal Swap +1.10%) ±	2.66	5-15-2019	3,500,000	3,518,445
Connecticut Series A (SIFMA Municipal Swap +0.55%) ±	2.11	3-1-2019	3,800,000	3,803,952
Connecticut Series A (SIFMA Municipal Swap +0.65%) ±	2.21	3-1-2020	8,385,000	8,409,149
Connecticut Series A (SIFMA Municipal Swap +1.10%) ±	2.66	4-15-2019	5,600,000	5,625,704
Mohegan Tribe of Indians of Connecticut U.S. Department of Agriculture BAN	3.15	12-15-2018	4,866,000	4,864,540
				26,221,790

				109,557,370

District of Columbia : 0.53%
Airport Revenue : 0.08%
Metropolitan Washington DC Airport Authority Series A	5.00	10-1-2024	3,450,000	3,772,023

Housing Revenue : 0.45%
District of Columbia HFA Multifamily Housing Liberty Place Apartments Project	2.13	6-1-2021	9,800,000	9,756,684
District of Columbia HFA Multifamily Housing Maplewood Courts Apartments Project	1.80	2-1-2020	11,310,000	11,245,985
				21,002,669

				24,774,692

Florida : 1.43%
Education Revenue : 0.20%
Florida Gulf Coast University Financing Corporation Housing Project Series A	5.00	8-1-2020	2,055,000	2,151,195
University of North Florida Financing Corporation Capital Housing Project (AGM Insured)	5.00	11-1-2020	3,125,000	3,283,656
University of North Florida Financing Corporation Capital Housing Project (AGM Insured)	5.00	11-1-2021	3,440,000	3,688,093
				9,122,944

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.41%
North Broward FL Hospital District Series B	5.00%	1-1-2022	$1,255,000	$1,346,138
North Broward FL Hospital District Series B	5.00	1-1-2023	1,700,000	1,847,288
North Broward FL Hospital District Series B	5.00	1-1-2024	2,000,000	2,194,820
Palm Beach County FL HCFR ACTS Retirement Life Communities Series 2016	5.00	11-15-2021	3,515,000	3,779,223
Palm Beach County FL HCFR Jupiter Medical Center Project Series A	4.00	11-1-2018	1,235,000	1,236,531
Tampa FL Prefunded Bond BayCare Health System	5.00	11-15-2023	4,140,000	4,336,195
Tampa FL Unrefunded Bond BayCare Health System	5.00	11-15-2023	3,940,000	4,118,955
				18,859,150

Miscellaneous Revenue : 0.35%
Manatee County FL School Board Certificate of Participation Series A	5.00	7-1-2020	1,225,000	1,278,496
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	10,000,000	11,216,900
St. Johns County FL School Board Refunding Bond Certificate of Participation	5.00	7-1-2020	2,010,000	2,110,480
St. Johns County FL School Board Refunding Bond Certificate of Participation	5.00	7-1-2021	1,670,000	1,793,012
				16,398,888

Resource Recovery Revenue : 0.04%
Lee County FL Solid Waste System Refunding Bond	5.00	10-1-2023	1,750,000	1,900,308

Tax Revenue : 0.18%
Florida Department of Environmental Protection Florida Forever Series A	5.00	7-1-2023	7,720,000	8,463,976

Transportation Revenue : 0.15%
Florida Mid-Bay Bridge Authority Series C	5.00	10-1-2019	675,000	695,027
Florida Mid-Bay Bridge Authority Series C	5.00	10-1-2020	785,000	828,034
Miami-Dade County FL Expressway Authority Toll System (Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	1.89	7-1-2026	5,520,000	5,520,000
				7,043,061

Water & Sewer Revenue : 0.10%
Sunrise FL Unrefunded Bond (Ambac Insured)	5.20	10-1-2022	4,775,000	4,775,000

				66,563,327

Georgia : 4.03%
Education Revenue : 0.15%
Walesa GA Downtown Development Authority Reinhardt University Project	2.00	8-1-2019	7,000,000	6,974,730

Health Revenue : 0.50%
Gainesville & Hall Counties GA Hospital Authority Health System Project Series B (SIFMA Municipal Swap +0.95%) ±	2.51	8-15-2035	23,000,000	23,084,640

Housing Revenue : 0.57%
Atlanta GA Urban Residential Finance Authority Multifamily Housing City Lights II Family Apartments Project	1.86	12-1-2020	11,500,000	11,447,330
Macon-Bibb County GA Housing Authority Hallmark Portfolio	2.04	4-1-2021	15,000,000	14,947,350
				26,394,680

Industrial Development Revenue : 0.34%
Monroe County GA PCR Georgia Power Company Plant Scherer Project	2.35	10-1-2048	16,000,000	15,915,040

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.29%
Georgia Road & Tollway Authority Federal Highway Grant Anticipation Bond Series B	5.00%	6-1-2020	$12,980,000	$13,600,704

Utilities Revenue : 1.72%
Bartow County GA Development Authority Georgia Power Company Bowen Project	2.05	9-1-2029	4,100,000	3,993,974
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	1.85	12-1-2049	17,300,000	17,166,963
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A	2.40	1-1-2040	18,840,000	18,722,062
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	19,205,000	19,004,308
Floyd County GA PCR Georgia Power Company Plant Hammond Project	2.35	7-1-2022	11,250,000	11,225,925
Main Street Natural Gas Incorporated Georgia Gas Project Series B	5.00	3-15-2021	2,600,000	2,755,584
Monroe County GA Development Authority PCR Oglethorpe Power Corporation Scherer Project Series A	2.40	1-1-2039	6,755,000	6,712,714
				79,581,530

Water & Sewer Revenue : 0.46%
Atlanta GA Water & Wastewater Project Series A-1 (1 Month LIBOR +1.50%) ±	3.00	11-1-2038	21,500,000	21,514,405

				187,065,729

Guam : 0.09%
Airport Revenue : 0.09%
Guam International Airport Authority Series A	5.00	10-1-2019	450,000	459,981
Guam International Airport Authority Series C	5.00	10-1-2018	3,560,000	3,560,000
				4,019,981

Hawaii : 0.42%
GO Revenue : 0.27%
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	1.88	9-1-2027	7,600,000	7,597,340
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	1.88	9-1-2028	5,000,000	4,998,250
				12,595,590

Housing Revenue : 0.15%
Hawaii Housing Finance & Development Corporation Multifamily Housing Hale Kewalo Apartments Series A (GNMA Insured)	1.90	1-1-2021	7,160,000	7,079,593

				19,675,183

Illinois : 8.69%
Airport Revenue : 0.66%
Chicago IL Midway Airport Refunding Bond Second Lien Series A	5.00	1-1-2025	5,000,000	5,492,150
Chicago IL O’Hare International Airport Customer Facility Charge	5.00	1-1-2019	1,000,000	1,007,570
Chicago IL O’Hare International Airport Customer Facility Charge	5.00	1-1-2020	890,000	920,020
Chicago IL O’Hare International Airport Refunding Bond General Senior Lien Series B	5.00	1-1-2023	5,000,000	5,367,950
Chicago IL O’Hare International Airport Refunding Bond General Senior Lien Series B	5.00	1-1-2024	1,550,000	1,661,554
Chicago IL O’Hare International Airport Refunding Bond Passenger Facility	5.00	1-1-2023	13,720,000	14,729,655

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Airport Revenue (continued)
Chicago IL O’Hare International Airport Refunding Bond Passenger Facility	5.00%	1-1-2024	$1,335,000	$1,482,157
				30,661,056

Education Revenue : 0.23%
University of Illinois Auxiliary Facilities CAB ¤	0.00	4-1-2019	7,110,000	7,023,400
University of Illinois Board of Trustees Certificate of Participation Series A	4.00	8-15-2019	1,900,000	1,929,412
Western Illinois University Auxiliary Facilities System	4.00	4-1-2020	1,480,000	1,475,530
				10,428,342

GO Revenue : 3.40%
Chicago IL Board Education Refunding Bond Series A (AGM Insured)	5.00	12-1-2022	500,000	538,645
Chicago IL Board Education Refunding Bond Series A (AGM Insured)	5.00	12-1-2023	2,000,000	2,179,960
Chicago IL Board of Education Prerefunded Bond	5.00	12-1-2019	2,020,000	2,030,221
Chicago IL Board of Education Series A (National Insured)	5.00	12-1-2019	895,000	912,399
Chicago IL Board of Education Unrefunded Bond	5.00	12-1-2019	3,315,000	3,323,486
Chicago IL City Colleges of Chicago Capital Improvement Project CAB (National Insured) ¤	0.00	1-1-2019	8,555,000	8,498,024
Chicago IL Modern Schools Across Chicago Program Series A-K (Ambac Insured)	5.00	12-1-2019	1,000,000	1,003,200
Chicago IL Park District Harbor Facility Series C	5.00	1-1-2022	3,155,000	3,329,755
Chicago IL Park District Personal Property Replacement Tax	5.00	1-1-2019	500,000	503,510
Chicago IL Park District Refunding Bonds Series B	5.00	1-1-2019	3,555,000	3,579,956
Chicago IL Park District Refunding Bonds Series D	4.00	1-1-2019	1,990,000	1,999,094
Chicago IL Park District Refunding Bonds Series D	5.00	1-1-2019	1,060,000	1,067,441
Chicago IL Park District Refunding Bonds Series D	5.00	1-1-2020	1,290,000	1,331,564
Chicago IL Park District Refunding Bonds Series D	5.00	1-1-2021	1,000,000	1,053,370
Chicago IL Park District Series A	4.50	1-1-2023	250,000	258,400
Chicago IL Refunding Bond Emergency Telephone System (National Insured)	5.25	1-1-2020	3,765,000	3,894,968
Chicago IL Refunding Bond Emergency Telephone System (National Insured)	5.50	1-1-2019	2,600,000	2,616,926
Chicago IL Refunding Bond Series B (Ambac Insured)	5.13	1-1-2022	3,575,000	3,658,476
Chicago IL Series C	5.00	1-1-2021	3,000,000	3,120,030
Chicago IL Series C	5.00	1-1-2022	12,780,000	13,455,295
Chicago IL Series C	5.00	1-1-2023	4,750,000	5,053,763
Cook County IL Forest Preserve District Series A	5.00	11-15-2018	1,005,000	1,008,548
Cook County IL Refunding Bond Series 2016 A	5.00	11-15-2020	5,430,000	5,756,940
Cook County IL Series 2009D	5.00	11-15-2020	2,220,000	2,290,818
Cook County IL Series A	5.00	11-15-2019	2,275,000	2,344,479
Cook County IL Series C	5.00	11-15-2020	21,615,000	22,304,519
Illinois	4.00	2-1-2019	6,300,000	6,328,980
Illinois	4.00	2-1-2020	1,750,000	1,773,975
Illinois	5.00	2-1-2019	1,600,000	1,612,576
Illinois	5.00	2-1-2020	2,520,000	2,587,158
Illinois	5.00	11-1-2021	5,000,000	5,217,100
Illinois	5.00	4-1-2022	3,000,000	3,134,850
Illinois Refunding Bond	5.00	1-1-2019	12,570,000	12,644,037
Illinois Refunding Bond	5.00	1-1-2020	13,515,000	13,854,632
Illinois Series A	5.00	4-1-2019	4,890,000	4,947,360
Kane County IL School District Series B	2.00	2-1-2021	880,000	870,883
Kane County IL School District Series C (AGC Insured)	5.00	6-1-2019	2,110,000	2,120,550
Kendall, Kane, & Will Counties IL Community Unit School District #308 CAB (AGM Insured) ¤	0.00	2-1-2020	1,000,000	968,760
Lake County IL Community Unit School District #60 Waukegan CAB Series A (AGM Insured) ¤	0.00	12-1-2018	1,715,000	1,708,534
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (National Insured) ¤	0.00	1-1-2021	1,130,000	1,074,348
Waukegan IL Series B (AGM Insured)	4.00	12-30-2023	500,000	528,310

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Will County IL Community High School District #210	5.00%	1-1-2021	$1,165,000	$1,167,761
				157,653,601

Health Revenue : 1.76%
Illinois Development Finance Authority St. Vincent De Paul Center Project Series A	1.88	11-15-2039	5,870,000	5,854,151
Illinois Finance Authority Ascension Health Alliance Senior Credit Group Series E-2	1.75	11-15-2042	2,000,000	1,967,720
Illinois Finance Authority Centigram Health System Project	5.00	9-1-2019	2,265,000	2,326,608
Illinois Finance Authority Friendship Village of Schaumburg	4.00	2-15-2019	1,180,000	1,181,770
Illinois Finance Authority Friendship Village of Schaumburg	4.00	2-15-2020	1,230,000	1,233,862
Illinois Finance Authority Prerefunded Bond OSF Healthcare System Series A	6.00	5-15-2039	14,630,000	15,530,915
Illinois Finance Authority Proven Health Series A	5.75	5-1-2019	3,000,000	3,065,970
Illinois Finance Authority Refunding Bond Lifespace Communities	4.00	5-15-2019	1,090,000	1,098,622
Illinois Finance Authority Swedish Covenant Hospital Series A	6.00	8-15-2038	3,460,000	3,636,322
Illinois Finance Authority The Admiral at the Lake Project Series A	7.75	5-15-2030	2,015,000	2,194,919
Illinois Finance Authority The Admiral at the Lake Project Series A	8.00	5-15-2040	20,755,000	22,662,592
Illinois Finance Authority The Admiral at the Lake Project Series A	8.00	5-15-2046	17,295,000	18,884,583
Southwestern IL Development Authority Health Facility Memorial Group Incorporated	6.38	11-1-2023	1,950,000	2,201,589
				81,839,623

Housing Revenue : 0.01%
Illinois Housing Development Authority (GNMA Insured)	5.00	8-1-2028	570,000	585,903

Miscellaneous Revenue : 0.77%
Chicago IL Board of Education Dedicated Series D (AGC Insured)	5.00	12-1-2018	1,400,000	1,407,210
Chicago IL Board of Education Lease Certificates Refunding Bond Series A (National Insured)	6.00	1-1-2020	6,330,000	6,434,951
Illinois Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	8-1-2020	9,175,000	9,544,110
Illinois Refunding Bond	5.00	2-1-2022	4,375,000	4,564,000
Illinois Refunding Bond	5.00	2-1-2023	6,040,000	6,329,074
Illinois Refunding Bonds Series 2012 (AGM Insured)	5.00	8-1-2020	5,000,000	5,201,150
Illinois	5.00	5-1-2021	2,000,000	2,076,860
				35,557,355

Tax Revenue : 1.45%
Build Illinois Bonds Junior Obligation Series C	5.00	6-15-2022	1,155,000	1,240,366
Chicago IL Motor Fuel Tax Refunding Bond Series 2013	5.00	1-1-2020	1,120,000	1,145,648
Chicago IL Motor Fuel Tax Refunding Bond Series 2013	5.00	1-1-2021	380,000	394,698
Chicago IL Motor Fuel Tax Refunding Bond Series 2013	5.00	1-1-2022	955,000	1,003,657
Cook, DuPage, Kane, Lake, McHenry, & Will Counties IL Regional Transportation Authority Refunding Bond Series B ø	1.88	6-1-2025	19,145,000	19,145,000
Huntley IL Special Service Area No 6 Special Tax Refunding Bond (Build America Mutual Assurance Company Insured)	2.20	3-1-2024	2,190,000	2,098,633
Illinois Refunding Bond	5.00	1-1-2021	1,760,000	1,819,946
Illinois Regional Transportation Authority Refunding Bond (AGM Insured)	5.75	6-1-2021	3,000,000	3,265,020
Illinois Series A	4.00	1-1-2020	12,265,000	12,424,077
Illinois Series A	4.00	1-1-2021	2,715,000	2,750,431
Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series A (National Insured) ¤	0.00	12-15-2021	920,000	823,759
Metropolitan Pier & Exposition Authority McCormick Place Project Series B	5.00	12-15-2020	1,700,000	1,780,767
Metropolitan Pier & Exposition Authority McCormick Place Project Series B	5.00	12-15-2022	7,000,000	7,465,920
Metropolitan Pier & Exposition Authority McCormick Place Project Series B	5.00	12-15-2022	1,260,000	1,263,679

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Sales Tax Securitization Corporation Series A	5.00%	1-1-2024	$9,500,000	$10,537,400
				67,159,001

Tobacco Revenue : 0.28%
Illinois Railsplitter Tobacco Settlement Authority	5.00	6-1-2022	12,000,000	13,004,280

Utilities Revenue : 0.02%
Northern Illinois Municipal Power Agency Power Project Series A	5.00	12-1-2018	1,000,000	1,004,460

Water & Sewer Revenue : 0.11%
Chicago IL 2nd Lien (AGM Insured)	4.25	11-1-2018	2,985,000	2,989,806
Chicago IL 2nd Lien	5.00	11-1-2020	740,000	778,191
Chicago IL 2nd Lien (National Insured)	5.50	1-1-2019	1,460,000	1,471,768
				5,239,765

				403,133,386

Indiana : 2.42%
Health Revenue : 0.88%
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2022	1,000,000	1,101,700
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2023	1,250,000	1,400,100
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2024	3,000,000	3,402,480
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2021	1,000,000	1,081,080
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2023	800,000	896,064
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2024	1,000,000	1,134,160
Indiana Health & Educational Facility Financing Authority Series 2006B	1.75	11-15-2031	11,915,000	11,658,232
Indiana HFFA Ascension Health Series A1	2.80	11-1-2027	10,170,000	10,233,969
Indiana HFFA Ascension Health Series A7	2.00	10-1-2026	8,100,000	8,097,894
Indiana HFFA Ascension Health Subordinate Credit Group Series 2015 A4	1.50	10-1-2027	2,055,000	2,029,929
				41,035,608

Housing Revenue : 0.24%
Evansville IN Multifamily Housing Series A	1.85	6-1-2020	7,400,000	7,343,094
Indianapolis IN Multifamily Housing Bethel Townhomes Project Series A	2.30	3-1-2021	3,795,000	3,792,875
				11,135,969

Miscellaneous Revenue : 0.13%
Hammond IN County Local Public Improvement Bond Bank Series A	2.38	12-31-2018	4,000,000	3,996,720
Indiana Bond Bank Special Program Series A	5.25	10-15-2021	2,000,000	2,164,100
				6,160,820

Resource Recovery Revenue : 1.03%
Indiana Finance Authority Republic Services Incorporated Project Series B	1.85	5-1-2028	2,500,000	2,499,100

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Resource Recovery Revenue (continued)
Whiting IN BP Products North America Incorporated Project	2.31%	12-1-2044	$45,000,000	$45,088,650
				47,587,750

Utilities Revenue : 0.14%
Warrick County IN Environment Import Vectra Energy Delivery of Indiana Incorporated	2.38	9-1-2055	6,550,000	6,477,950

				112,398,097

Iowa : 0.31%
Education Revenue : 0.15%
Iowa Student Loan Liquidity Corporation Series 2011A-1	4.63	12-1-2019	3,825,000	3,897,178
Iowa Student Loan Liquidity Corporation Series A1	4.40	12-1-2018	3,060,000	3,070,373
				6,967,551

Housing Revenue : 0.16%
Iowa Finance Authority Single Family Mortgage Bonds Series D (1 Month LIBOR +0.35%) (GNMA/FNMA/FHLMC Insured) %%±	1.00	7-1-2048	7,500,000	7,500,000

				14,467,551

Kansas : 0.23%
Miscellaneous Revenue : 0.23%
Kansas Development Finance Authority Series A	5.00	5-1-2019	10,305,000	10,486,574

Kentucky : 2.93%
Education Revenue : 0.01%
Kentucky Higher Education Student Loan Corporation Series A	3.75	6-1-2026	255,000	256,446

Health Revenue : 0.69%
Ashland KY Ashland Hospital Corporation Medical Center Project Series B	5.00	2-1-2019	1,500,000	1,510,890
Kentucky EDFA Catholic Health Initiative Series B1 (1 Month LIBOR +0.90%) ±	2.34	2-1-2046	10,720,000	10,723,109
Kentucky EDFA Catholic Health Initiative Series B2 (1 Month LIBOR +0.90%) ±	2.34	2-1-2046	11,220,000	11,223,254
Louisville & Jefferson Counties KY Catholic Health Initiatives Series A	5.00	12-1-2021	8,060,000	8,593,008
				32,050,261

Housing Revenue : 0.21%
Kentucky Housing Corporation Jefferson Green Apartments Project	2.20	9-1-2022	10,000,000	9,964,900

Miscellaneous Revenue : 0.05%
Hopkins County KY Public Properties Corporation Judicial Center Project	3.63	6-1-2025	1,000,000	1,023,630
Pendleton County KY School District Finance Corporation	2.00	2-1-2021	1,200,000	1,169,040
				2,192,670

Utilities Revenue : 0.66%
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	23,000,000	24,260,170
Louisville & Jefferson Counties KY Metro Government PCR Series A	2.20	2-1-2035	1,000,000	999,000
Louisville & Jefferson Counties KY Metro Government PCR Series B	2.55	11-1-2027	5,500,000	5,484,930
				30,744,100

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 1.31%
Louisville & Jefferson Counties KY Metropolitan Sewer and Drainage System Subordinate BAN	5.00%	11-12-2018	$60,350,000	$60,562,432

				135,770,809

Louisiana : 0.50%
Tax Revenue : 0.09%
Louisiana Local Government Environmental Facilities & CDA Series 2015 (Build America Mutual Assurance Company Insured)	5.00	12-1-2020	1,135,000	1,202,010
Louisiana Regional Transit Authority CAB (National Insured) ¤	0.00	12-1-2021	3,155,000	2,674,430
				3,876,440

Utilities Revenue : 0.41%
Desoto Parish LA PCR	1.60	1-1-2019	15,000,000	15,009,000
Lafayette LA Refunding Bond	5.00	11-1-2023	3,680,000	4,078,470
				19,087,470

				22,963,910

Maryland : 2.03%
GO Revenue : 0.55%
Maryland State & Local Facilities Loan of 2015 Series A	5.00	3-1-2024	23,060,000	25,761,479

Health Revenue : 0.02%
Rockville MD Mayor and Council Economic Development Ingleside King Farm Project Series A-1	5.00	11-1-2020	850,000	890,511

Housing Revenue : 1.46%
Maryland CDA Department of Housing & Community Development Orchard Park Residential LLC Series F	2.52	8-1-2020	15,000,000	14,863,050
Maryland CDA Multifamily Govans Manor Series M	1.80	12-1-2018	19,500,000	19,488,690
Maryland CDA The Ellerslie Series 2017	2.00	2-1-2019	7,500,000	7,489,425
Maryland CDA Zions Towers Series A (FHA Insured)	2.44	3-1-2020	10,000,000	9,916,300
Maryland Community Development Administration Department of Housing & Community Multifamily Development Park Square Homes Series E	2.53	8-1-2020	7,500,000	7,431,525
Maryland Community Development Administration Department of Housing & Community Multifamily Development Series F	1.80	2-1-2019	8,500,000	8,465,915
				67,654,905

				94,306,895

Massachusetts : 4.73%
Education Revenue : 0.37%
Massachusetts Educational Financing Authority AMT Issue K Series A	5.00	7-1-2022	1,000,000	1,088,480
Massachusetts Educational Financing Authority Series A	3.50	1-1-2019	2,500,000	2,508,500
Massachusetts Educational Financing Authority Series A	5.00	1-1-2019	4,000,000	4,028,280
Massachusetts Educational Financing Authority Series A	5.00	1-1-2020	3,000,000	3,102,690
Massachusetts Educational Financing Authority Series A	5.00	1-1-2022	4,115,000	4,439,139
Massachusetts Educational Financing Authority Series K	5.00	7-1-2019	2,000,000	2,041,960
				17,209,049

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.35%
Massachusetts Development Finance Agency Partners Healthcare System Series S-5 (SIFMA Municipal Swap +0.42%) ±	1.98%	7-1-2044	$11,230,000	$11,234,267
Massachusetts HEFA Partners Healthcare Series G-2 (AGM Insured) (m)	1.61	7-1-2042	5,265,000	5,265,000
				16,499,267

Housing Revenue : 2.70%
Massachusetts HFA Construction Loan Notes Series A	1.85	6-1-2020	5,750,000	5,714,465
Massachusetts HFA Construction Loan Notes Series B	2.00	6-1-2019	7,515,000	7,513,121
Massachusetts HFA Construction Loan Notes Series B	2.05	12-1-2021	26,875,000	26,541,213
Massachusetts HFA Highland Glen Project Series A	1.22	8-1-2019	10,000,000	9,969,300
Massachusetts HFA Multifamily Conduit Symphony Plaza Project Series A	1.72	2-1-2020	61,000,000	60,906,670
Massachusetts HFA Multifamily Conduit Van Brodie Mill Series A (TD Bank NA LOC)	2.00	7-1-2020	7,000,000	6,929,370
Massachusetts Housing Finance Agency Single Family Series 200 (1 Month LIBOR +0.38%) ±	1.90	12-1-2048	7,500,000	7,542,255
				125,116,394

Miscellaneous Revenue : 1.31%
Massachusetts Consolidated Loan Series D	1.05	8-1-2043	11,500,000	11,272,530
Massachusetts Consolidated Loan Subordinate Bond Series D-2	1.70	8-1-2043	24,550,000	23,941,897
Massachusetts RAN Series C	4.00	6-20-2019	25,000,000	25,378,250
				60,592,677

				219,417,387

Michigan : 3.27%
Airport Revenue : 0.43%
Wayne County MI Airport Authority Refunding Bond Series A	5.00	12-1-2019	19,405,000	20,009,466

Education Revenue : 0.02%
Western Michigan University Refunding Bond	5.00	11-15-2020	1,000,000	1,058,290

GO Revenue : 0.85%
Allendale MI Public School District Series A (Qualified School Board Loan Fund Insured)	3.00	11-1-2021	895,000	904,460
Birmingham MI City School District	5.00	11-1-2018	905,000	907,299
Birmingham MI City School District	5.00	11-1-2019	5,970,000	6,164,324
Caledonia MI Community Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	500,000	523,055
Caledonia MI Community Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,140,000	1,220,518
Chippewa Hills MI School District (Qualified School Board Loan Fund Insured)	4.00	5-1-2019	1,595,000	1,613,486
Flushing MI Community Schools School District (Qualified School Board Loan Fund Insured)	4.00	5-1-2021	1,135,000	1,186,257
Forest Hills MI Public Schools	5.00	5-1-2019	1,375,000	1,399,475
Fraser MI Public Schools District (Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,050,000	1,068,197
Gibraltar MI School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,085,000	1,104,443
Gibraltar MI School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,100,000	1,151,073
Gibraltar MI School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,185,000	1,266,848
Grand Ledge MI Public School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	2,680,000	2,801,002
Haslett MI Public Schools (Qualified School Board Loan Fund Insured)	4.00	5-1-2019	515,000	520,969

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Haslett MI Public Schools (Qualified School Board Loan Fund Insured)	4.00%	5-1-2020	$370,000	$380,867
Haslett MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	500,000	535,185
Hudsonville MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,605,000	1,633,007
Lake Orion MI Community School District 2015 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00	5-1-2019	2,325,000	2,365,571
Lake Orion MI Community School District 2015 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,550,000	1,619,983
Lake Orion MI Community School District 2016 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00	5-1-2019	915,000	930,967
Lake Orion MI Community School District 2016 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,390,000	1,452,759
Lake Orion MI Community School District 2016 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,385,000	1,482,462
Rochester MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2019	900,000	916,020
South Lyon MI Community School District	4.00	5-1-2019	1,860,000	1,882,097
South Lyon MI Community School District	4.00	5-1-2020	1,425,000	1,467,978
Southgate MI Community School District (Build America Mutual Assurance Company Insured)	5.00	5-1-2019	1,000,000	1,017,920
Southgate MI Community School District (Build America Mutual Assurance Company Insured)	5.00	5-1-2020	500,000	523,215
Warren Woods MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,445,000	1,510,242
				39,549,679

Health Revenue : 0.19%
Michigan Finance Authority Crittenden Hospital Medical Center Series A	4.13	6-1-2032	4,290,000	4,579,060
Michigan Hospital Finance Authority Ascension Health Subordinate Credit Group Series 2005 A-4	1.63	11-1-2027	4,005,000	3,986,457
				8,565,517

Housing Revenue : 0.12%
Michigan Housing Development Authority Series A	1.80	4-1-2019	5,405,000	5,388,623

Miscellaneous Revenue : 0.38%
Michigan Finance Authority School District	5.00	7-1-2021	915,000	921,497
Michigan Finance Authority Senior Lien Distributable State Aid Charter County of Wayne Criminal Justice Center Project	5.00	11-1-2022	1,150,000	1,269,784
Michigan Finance Authority Unemployment Obligation Assessment Series B	5.00	1-1-2020	15,000,000	15,381,450
				17,572,731

Tax Revenue : 0.63%
Michigan Strategic Fund Limited Obligation Events Center Project Series A	4.13	7-1-2045	29,250,000	29,297,385

Water & Sewer Revenue : 0.65%
Detroit MI Sewage Disposal System Series A (AGM Insured)	5.25	7-1-2019	2,615,000	2,676,845
Michigan Finance Authority Refunding Bond Second Lien Detroit Water & Sewer Series C-7 (National Insured)	5.00	7-1-2019	2,500,000	2,554,525
Michigan Finance Authority Refunding Bond Second Lien Detroit Water & Sewer Series C-7 (National Insured)	5.00	7-1-2020	3,835,000	4,020,652
Michigan Finance Authority Refunding Bond Second Lien Detroit Water & Sewer Series C-7 (National Insured)	5.00	7-1-2021	3,095,000	3,307,596
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-3 (National Insured)	5.00	7-1-2019	7,000,000	7,152,670

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (National Insured)	5.00%	7-1-2019	$1,500,000	$1,532,715
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (National Insured)	5.00	7-1-2020	1,800,000	1,887,138
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-5 (National Insured)	5.00	7-1-2019	7,000,000	7,152,670
				30,284,811

				151,726,502

Minnesota : 0.42%
GO Revenue : 0.03%
Hastings MN Independent School District #200 Series A (South Dakota Credit Program Insured) ¤	0.00	2-1-2023	815,000	739,735
Hastings MN Independent School District #200 Series A (South Dakota Credit Program Insured) ¤	0.00	2-1-2024	1,015,000	891,444
				1,631,179

Health Revenue : 0.15%
Kanabec County MN Firstlight Health Kanabec Hospital	2.75	12-1-2019	7,000,000	6,984,740

Housing Revenue : 0.24%
Minnesota HFA Series D (SIFMA Municipal Swap +0.43%) (GNMA/FNMA/FHLMC Insured) ±	1.99	1-1-2045	11,000,000	11,000,000

				19,615,919

Mississippi : 0.76%
Housing Revenue : 0.58%
Mississippi Home Corporation Multifamily Housing Deville Manor Apartments Project	1.76	12-1-2020	5,500,000	5,487,845
Mississippi Home Corporation Multifamily Vicksburg Housing Authority Rad Project (GNMA/FNMA/FHLMC Insured)	1.91	12-1-2020	21,500,000	21,401,530
				26,889,375

Industrial Development Revenue : 0.11%
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series F ø	1.72	12-1-2030	5,000,000	5,000,000

Resource Recovery Revenue : 0.07%
Mississippi Business Finance Corporation Waste Management Incorporated Project	1.85	3-1-2027	3,500,000	3,490,620

				35,379,995

Missouri : 1.04%
GO Revenue : 0.17%
Kansas City MO Series A	5.00	2-1-2019	1,000,000	1,010,330
Kansas City MO Series A	5.00	2-1-2020	1,495,000	1,554,366
St. Louis MO Special Administrative Board The Transitional School Direct Deposit Program	4.00	4-1-2022	5,030,000	5,326,166
				7,890,862

Health Revenue : 0.07%
Kirkwood MO IDA Retirement Community Series A	8.25	5-15-2045	3,000,000	3,287,580

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue : 0.50%
Missouri Environmental Improvement and Energy Resources Authority Kansas City Power And Light Company Project	2.75%	5-1-2038	$23,400,000	$23,283,936

Tax Revenue : 0.05%
Arnold MO Real Property Arnold Triangle Redevelopment Project Series A	3.75	5-1-2023	2,120,000	2,123,498

Utilities Revenue : 0.25%
Sikeston MO Electric System Refunding Bond	5.00	6-1-2019	11,625,000	11,855,059

				48,440,935

Montana : 0.37%
Miscellaneous Revenue : 0.37%
Montana Board of Investments Intercap Revolving Program	1.65	3-1-2032	4,000,000	3,991,400
Montana Board of Investments Municipal Finance Consolidation	1.65	3-1-2035	11,315,000	11,290,673
Montana Board of Investments Municipal Finance Consolidation	1.65	3-1-2038	1,970,000	1,965,765
				17,247,838

Nebraska : 0.13%
Housing Revenue : 0.11%
Douglas Country NE Housing Authority Sorensen Senior Residences Project Series A	2.05	3-1-2020	5,000,000	4,971,050

Utilities Revenue : 0.02%
Nebraska Public Power Generation Agency Whelan Energy Center Unit 2 Series A	5.00	1-1-2020	1,000,000	1,034,100

				6,005,150

Nevada : 0.59%
Airport Revenue : 0.04%
Clark County NV Airport Jet Aviation Fuel Tax Series A	5.00	7-1-2019	1,000,000	1,020,380
Clark County NV Airport Jet Aviation Fuel Tax Series A	5.00	7-1-2020	1,000,000	1,045,070
				2,065,450

GO Revenue : 0.52%
Clark County NV School District Series B	5.00	6-15-2019	18,800,000	19,191,040
Clark County NV School District Series C	5.00	6-15-2022	2,000,000	2,186,840
Clark County NV School District Series D	5.00	6-15-2021	2,395,000	2,568,638
				23,946,518

Industrial Development Revenue : 0.02%
Clark County NV PCR	1.88	6-1-2031	880,000	871,332

Utilities Revenue : 0.01%
Washoe County NV Sierra Pacific Power Series B	3.00	3-1-2036	520,000	526,666

				27,409,966

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
New Hampshire : 0.12%
Health Revenue : 0.06%
New Hampshire HEFA Catholic Medical Center	4.00%	7-1-2019	$2,635,000	$2,663,985

Housing Revenue : 0.06%
New Hampshire HFA Multifamily Housing Series 1 (FHA Insured)	1.75	1-1-2020	2,455,000	2,444,321
New Hampshire HFA SFMR Non-AMT Series B	5.00	7-1-2027	355,000	357,286
				2,801,607

				5,465,592

New Jersey : 5.74%
Education Revenue : 0.46%
New Jersey EDA Student Loan Series 1	5.50	12-1-2021	1,000,000	1,087,500
New Jersey Higher Education Assistance Authority Series A1	5.00	12-1-2020	9,775,000	10,292,684
New Jersey Higher Education Series A	5.25	6-1-2021	10,000,000	10,186,900
				21,567,084

GO Revenue : 0.24%
Andover NJ Regional School District Refunding School Bond Series 2014 (Build America Mutual Assurance Company Insured)	3.00	2-15-2020	515,000	521,777
New Jersey TTFA Transit System Series A	5.75	6-15-2020	4,425,000	4,601,513
Trenton City NJ Refunding Bond	4.00	7-15-2019	1,905,000	1,926,012
Trenton City NJ Refunding Bond	4.00	7-15-2020	1,685,000	1,712,567
Trenton City NJ Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	12-1-2020	1,675,000	1,770,978
Winslow Township NJ Board of Education Refunding Bond	4.00	8-1-2019	525,000	533,726
				11,066,573

Housing Revenue : 1.56%
New Jersey Housing and Mortgage Finance Agency Multifamily Series A	2.00	11-1-2021	325,000	321,731
New Jersey Housing and Mortgage Finance Agency Multifamily Series B	1.65	5-1-2020	4,605,000	4,567,239
New Jersey Housing and Mortgage Finance Agency Multifamily Series B	2.00	5-1-2021	14,335,000	14,252,717
New Jersey Housing and Mortgage Finance Agency Series B	1.15	11-1-2018	11,095,000	11,083,239
New Jersey Housing and Mortgage Finance Agency Series B	1.25	5-1-2019	6,000,000	5,957,220
New Jersey Housing and Mortgage Finance Agency Single Family Housing Series B	2.60	10-1-2021	6,060,000	6,025,397
New Jersey Housing and Mortgage Finance Agency Single Family Housing Series B	2.70	4-1-2022	6,195,000	6,158,140
New Jersey Housing and Mortgage Finance Agency Single Family Housing Series B	2.80	10-1-2022	5,780,000	5,738,904
New Jersey Housing and Mortgage Finance Agency Single Family Housing Series B	2.90	4-1-2023	6,370,000	6,340,698
New Jersey Housing and Mortgage Finance Agency Single Family Housing Series B	2.95	10-1-2023	5,970,000	5,937,046
New Jersey Housing and Mortgage Finance Agency Single Family Housing Series B	3.10	4-1-2024	2,820,000	2,815,770
New Jersey Housing and Mortgage Finance Agency Single Family Housing Series B	3.25	4-1-2025	3,210,000	3,193,244
				72,391,345

Miscellaneous Revenue : 1.72%
New Jersey EDA School Facilities Construction Bond Series DDD	5.00	6-15-2023	3,000,000	3,251,610
New Jersey EDA School Facilities Construction Bond Series DDD	5.00	6-15-2024	2,605,000	2,846,119
New Jersey EDA School Facilities Construction Bonds Series DD-1	5.00	12-15-2019	1,000,000	1,031,090

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
New Jersey EDA School Facilities Construction Bonds Series K (National Insured)	5.25%	12-15-2021	$1,040,000	$1,123,127
New Jersey EDA School Facilities Construction Notes Series NN	5.00	3-1-2022	405,000	432,309
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2021	5,020,000	5,278,329
New Jersey EDA Series BBB	5.00	6-15-2022	6,000,000	6,430,380
New Jersey EDA Series BBB	5.00	6-15-2023	4,000,000	4,335,480
New Jersey EDA Series XX	5.00	6-15-2022	7,500,000	8,037,975
New Jersey EDA Transportation Project New Jersey Transit Corporation Project Series B	5.00	11-1-2021	2,490,000	2,654,340
New Jersey EDA Transportation Project New Jersey Transit Corporation Project Series B	5.00	11-1-2022	26,000,000	28,044,900
New Jersey HFFA Greystone Park Psychiatric Hospital Project Series B	5.00	9-15-2019	2,135,000	2,188,375
New Jersey Prerefunded Bond School Facilities Construction Series EE	5.00	9-1-2020	1,650,000	1,736,097
New Jersey TTFA Series A	5.00	12-15-2018	1,000,000	1,005,670
New Jersey TTFA Series A	5.00	12-15-2019	3,000,000	3,093,270
New Jersey TTFA Series A	5.00	6-15-2020	1,000,000	1,043,090
Newark NJ Housing Authority Refunding Bond Newark Redevelopment Project (National Insured)	5.25	1-1-2020	2,170,000	2,252,547
Newark NJ Housing Authority Refunding Bond Newark Redevelopment Project (National Insured)	5.25	1-1-2021	4,570,000	4,861,383
				79,646,091

Tax Revenue : 0.05%
New Jersey Casino Reinvestment Development Authority	4.00	11-1-2019	1,425,000	1,448,085
New Jersey EDA Unrefunded Bond School Facilities Construction Series EE	5.00	9-1-2020	610,000	638,780
				2,086,865

Tobacco Revenue : 0.05%
New Jersey EDA	4.00	6-15-2019	2,500,000	2,528,175

Transportation Revenue : 1.66%
New Jersey TTFA Series A	5.25	12-15-2020	33,465,000	35,394,592
New Jersey TTFA Series A1	5.00	6-15-2020	7,000,000	7,310,030
New Jersey TTFA Series A1	5.00	6-15-2021	5,000,000	5,294,950
New Jersey TTFA Series AA	5.00	6-15-2019	2,070,000	2,108,668
New Jersey TTFA Transportation Program Notes Series BB-2 (SIFMA Municipal Swap +1.20%) ±	2.76	6-15-2034	5,000,000	5,038,150
New Jersey Turnpike Authority Series C-6 (1 Month LIBOR +0.75%) ±	2.23	1-1-2030	21,820,000	22,006,561
				77,152,951

				266,439,084

New Mexico : 0.60%
Education Revenue : 0.01%
New Mexico Educational Assistance Foundation Series A2 (3 Month LIBOR +0.65%) ±	2.97	12-1-2028	230,000	229,961

Utilities Revenue : 0.59%
Farmington NM PCR Southern California Edison Company Four Corners Project Series B	1.88	4-1-2029	5,750,000	5,693,363

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Utilities Revenue (continued)
New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Bond Series B (1 Month LIBOR +0.75%) (Royal Bank of Canada SPA) ±	2.17%	11-1-2039	$21,725,000	$21,742,597
				27,435,960

				27,665,921

New York : 10.55%
Airport Revenue : 0.89%
New York Transportation Development Corporation American Airlines Incorporated John F. Kennedy International Airport Project Series 2016	5.00	8-1-2019	8,000,000	8,146,480
New York Transportation Development Corporation Special Delta Airlines Incorporated	5.00	1-1-2024	30,130,000	33,080,330
				41,226,810

GO Revenue : 2.44%
Binghamton NY Various Purpose BAN Series B	3.00	4-19-2019	21,000,000	21,112,980
Nassau County NY Prerefunded Bond Series C	5.00	10-1-2020	3,020,000	3,111,144
Nassau County NY Series A	5.00	1-1-2020	4,000,000	4,147,960
Nassau County NY Series F	5.00	10-1-2020	1,780,000	1,833,720
Nassau County NY Unrefunded Bond Series C	5.00	10-1-2020	45,000	46,358
New York NY Adjusted Fiscal 2008 Subordinate Bond Series A-4 (AGM Insured) (m)	1.79	8-1-2026	16,700,000	16,700,000
New York NY Adjusted Fiscal 2008 Subordinate Bond Series C-4 (AGC Insured) (m)	1.82	10-1-2027	14,900,000	14,900,000
New York NY Subordinate Bond Series J-11 (SIFMA Municipal Swap +0.58%) ±	2.14	8-1-2027	43,810,000	43,855,562
Oyster Bay NY Public Improvement	4.00	2-15-2020	1,000,000	1,019,100
Oyster Bay NY Public Improvement Series B (AGM Insured)	3.00	11-1-2018	1,140,000	1,140,741
Rockland County NY Public Improvement Series C (AGM Insured)	3.00	5-1-2020	1,390,000	1,411,072
Rockland County NY Refunding Bond (Build America Mutual Assurance Company Insured)	3.00	2-15-2019	1,830,000	1,837,412
Rockland County NY Refunding Bond (Build America Mutual Assurance Company Insured)	3.00	2-15-2020	630,000	638,373
Suffolk County NY Refunding Bond Series A	5.00	4-1-2019	1,385,000	1,406,010
				113,160,432

Health Revenue : 0.12%
New York NY Health & Hospital Corporation Health System Series A	5.50	2-15-2020	5,755,000	5,770,941

Housing Revenue : 0.61%
New York HFA Affordable Housing Series L (GNMA/FNMA/FHLMC Insured)	1.65	5-1-2021	6,400,000	6,312,128
New York HFA Affordable Housing Series M-1 (GNMA/FNMA/FHLMC Insured)	1.80	5-1-2020	1,200,000	1,194,060
New York HFA Affordable Housing Series M-1 (GNMA/FNMA/FHLMC Insured)	2.00	5-1-2021	5,000,000	4,972,500
New York NY Housing Development Corporation Multifamily Housing Sustainable Neighborhood Series D1-B	1.50	11-1-2018	520,000	519,875
New York NY Housing Development Corporation Sustainable Neighborhood Bonds Series I2B	2.00	5-1-2021	12,000,000	11,983,080
Saratoga County NY Capital Resource Corporation Multifamily Housing Preservation LLC Project	2.00	7-1-2020	3,250,000	3,246,620
				28,228,263

Miscellaneous Revenue : 0.18%
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building	5.00	11-1-2018	2,640,000	2,645,544

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building	5.00%	11-1-2019	$2,775,000	$2,855,364
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building	5.00	11-1-2020	2,915,000	3,071,506
				8,572,414

Resource Recovery Revenue : 0.13%
New York Environmental Facilities Corporation Waste Management Incorporated Project	1.80	5-1-2030	6,000,000	5,998,680

Tax Revenue : 1.35%
New York City NY Transitional Finance Authority (SIFMA Municipal Swap +0.80%) ±	2.36	11-1-2022	22,600,000	22,826,904
New York Metropolitan Transportation Authority Subordinate Bond Series A2A (SIFMA Municipal Swap +0.45%) ±	2.01	11-1-2026	7,090,000	7,086,030
New York Metropolitan Transportation Authority Subordinate Bond Series B3 (SIFMA Municipal Swap +0.90%) ±	2.46	11-1-2018	32,600,000	32,616,300
				62,529,234

Transportation Revenue : 4.37%
New York Metropolitan Transportation Authority Subordinate Bond Series A-3 (SIFMA Municipal Swap +0.50%) ±	2.06	11-15-2042	39,500,000	39,501,975
New York Metropolitan Transportation Authority Subordinate Bond Series A2 (SIFMA Municipal Swap +0.58%) ±	2.14	11-15-2039	2,000,000	2,002,780
New York Metropolitan Transportation Authority Subordinate Bond Series B4	5.00	11-15-2030	13,835,000	14,268,451
New York Metropolitan Transportation Authority Subordinate Bond Series C2	4.00	11-15-2033	8,330,000	8,590,562
New York Metropolitan Transportation Authority Subordinate Bond Series D-2 (SIFMA Municipal Swap +0.45%) ±	2.01	11-15-2044	22,545,000	22,501,939
New York Metropolitan Transportation Authority Subordinate Bond Series D-2A-1 (1 Month LIBOR +0.57%) (AGM Insured) ±	2.03	11-1-2032	7,500,000	7,524,375
New York Metropolitan Transportation Authority Subordinate Bond Series D-2A-2 (1 Month LIBOR +0.68%) (AGM Insured) ±	2.14	11-1-2032	20,000,000	20,119,400
New York Metropolitan Transportation Authority Subordinate Bond Series D-2B (1 Month LIBOR +0.30%) (AGM Insured) ±	1.76	11-1-2032	6,000,000	5,980,920
New York Metropolitan Transportation Authority Subordinate Bond Series D2	4.00	11-15-2034	14,665,000	14,900,960
New York Metropolitan Transportation Authority Subordinate Bond Series G1 (1 Month LIBOR +0.48%) ±	1.90	11-1-2026	31,950,000	31,950,959
Niagara Falls NY Board Community Toll (National Insured)	6.25	10-1-2020	8,685,000	9,388,138
Triborough Bridge & Tunnel Authority New York Series B (United States SOFR +0.43%) ±	1.72	1-1-2032	26,000,000	26,000,000
				202,730,459

Utilities Revenue : 0.44%
Long Island NY Power Authority Electric System Series C (1 Month LIBOR +0.75%) ±	2.13	5-1-2033	20,550,000	20,530,683

Water & Sewer Revenue : 0.02%
New York Environmental Facilities Corporation Municipal Water Series A	5.00	6-15-2019	1,000,000	1,022,150

				489,770,066

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
North Carolina : 0.01%
Utilities Revenue : 0.01%
North Carolina Eastern Municipal Power Agency Series C (AGC Insured)	6.00%	1-1-2019	$250,000	$252,593

Ohio : 2.57%
GO Revenue : 0.02%
Springfield OH Refunding Bond (AGC Insured)	4.00	12-1-2020	730,000	737,431

Health Revenue : 0.08%
Lake County OH Lake Hospital System Incorporated	5.00	8-15-2020	905,000	948,422
Lorain County OH Port Authority EDA Series A	4.00	11-15-2018	670,000	671,956
Warren County OH HCFR Otterbein Homes Series A	5.00	7-1-2019	2,215,000	2,262,800
				3,883,178

Housing Revenue : 0.52%
Cuyahoga OH Metropolitan Housing Authority Carver Park Phase I Project øø	1.00	9-1-2019	7,000,000	6,988,380
Cuyahoga OH Metropolitan Housing Authority Headquarters Project	1.75	3-1-2020	5,575,000	5,547,906
FHLMC Multifamily Certificates Series M042 Class A (SIFMA Municipal Swap +0.30%) ø	1.86	9-15-2033	10,960,000	10,960,000
Lucas OH Metropolitan Housing Authority Certificate of Participation	2.25	11-1-2020	780,000	770,297
				24,266,583

Miscellaneous Revenue : 0.06%
Ohio Portsmouth Bypass Project	5.00	12-31-2020	1,320,000	1,391,927
Ohio Portsmouth Bypass Project	5.00	12-31-2021	1,205,000	1,294,845
				2,686,772

Resource Recovery Revenue : 0.31%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series E	5.63	10-1-2019	10,000,000	10,198,700
Ohio Solid Waste Disposal	1.85	11-1-2035	4,000,000	3,998,560
				14,197,260

Utilities Revenue : 1.58%
Lancaster OH Port Authority (1 Month LIBOR +0.72%) (Royal Bank of Canada SPA) ±	2.14	5-1-2038	73,500,000	73,546,305

				119,317,529

Oklahoma : 0.68%
Airport Revenue : 0.12%
Tulsa OK Airports Improvement Trust Series 2013A (Build America Mutual Assurance Company Insured)	5.00	6-1-2020	695,000	723,120
Tulsa OK Airports Improvement Trust Series 2015A (Build America Mutual Assurance Company Insured)	5.00	6-1-2019	3,025,000	3,076,183
Tulsa OK Airports Improvement Trust Series 2015A (Build America Mutual Assurance Company Insured)	5.00	6-1-2020	1,710,000	1,779,187
				5,578,490

GO Revenue : 0.32%
Oklahoma County OK Independent School District #52 Series A	2.50	1-1-2021	3,535,000	3,540,303
Oklahoma County OK Independent School District #52 Series A	3.00	1-1-2022	3,535,000	3,589,722
Oklahoma County OK Independent School District #52 Series A	3.00	1-1-2023	3,135,000	3,190,113
Oklahoma County OK Independent School District #52 Series A	3.50	1-1-2020	2,840,000	2,887,570

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Woodward County OK Independent School District #1 Board of Education	2.30%	6-1-2020	$1,435,000	$1,431,255
				14,638,963

Health Revenue : 0.04%
Oklahoma City OK Industrial & Cultural Facilities Series B (National Insured) (m)(n)	2.80	6-1-2019	300,000	300,000
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2022	500,000	540,630
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2023	500,000	547,585
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2024	600,000	662,760
				2,050,975

Miscellaneous Revenue : 0.19%
Blaine County OK Educational Facilities Authority Watonga Public Schools Project	5.00	12-1-2020	750,000	790,043
Blaine County OK Educational Facilities Authority Watonga Public Schools Project	5.00	12-1-2021	945,000	1,014,316
Cleveland County OK Educational Facilities Authority Norman Public Schools Project	5.00	7-1-2019	2,000,000	2,043,020
Creek County OK Educational Facilities Authority Sapulpa Public School Project	5.00	9-1-2020	2,550,000	2,683,059
Grady County OK School Finance Authority Tuttle Public School Project	5.00	9-1-2019	1,000,000	1,024,260
Grady County OK School Finance Authority Tuttle Public School Project	5.00	9-1-2021	1,065,000	1,144,012
				8,698,710

Tax Revenue : 0.01%
Cleveland County OK Justice Authority Detention Facility Project	4.00	3-1-2020	500,000	503,800

				31,470,938

Other : 0.36%
Miscellaneous Revenue : 0.36%
Branch Banking & Trust Municipal Investment Trust Various States Class C (SIFMA Municipal Swap +1.05%) (Rabobank LOC) 144A±	2.61	12-31-2019	8,922,819	8,922,908
Branch Banking & Trust Municipal Investment Trust Various States Class D (SIFMA Municipal Swap +0.80%) (Rabobank LOC) 144A±	2.36	11-15-2019	822,700	822,708
Public Housing Capital Fund Trust I (HUD Insured) 144A	4.50	7-1-2022	5,344,959	5,341,966
Public Housing Capital Fund Trust II (HUD Insured) 144A	4.50	7-1-2022	1,613,726	1,606,528
				16,694,110

Pennsylvania : 4.80%
GO Revenue : 1.37%
Butler PA Area School District (AGM Insured)	5.00	10-1-2023	1,280,000	1,424,998
Butler PA Area School District (AGM Insured)	5.00	10-1-2024	2,965,000	3,336,752
Butler PA Area School District (AGM Insured)	5.00	10-1-2025	4,695,000	5,334,459
Coatesville PA Area School District (AGM Insured)	5.00	8-1-2023	1,000,000	1,098,240
Lackawanna County PA Riverside School District Project (Build America Mutual Assurance Company Insured)	4.00	10-15-2019	1,400,000	1,424,220

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Lackawanna County PA Riverside School District Project (Build America Mutual Assurance Company Insured)	4.00%	10-15-2020	$1,455,000	$1,498,053
Manheim Township PA School District Series A (1 Month LIBOR +0.47%) ±	1.91	5-1-2025	3,760,000	3,782,222
Penn Hills PA School District (Build America Mutual Assurance Company Insured)	5.00	11-15-2020	825,000	872,735
Penn Hills PA School District (Build America Mutual Assurance Company Insured)	5.00	11-15-2021	1,275,000	1,373,634
Philadelphia PA School District Series A	5.00	9-1-2022	1,000,000	1,088,350
Philadelphia PA School District Series A	5.00	9-1-2024	800,000	888,384
Philadelphia PA School District Series C	5.00	9-1-2020	1,125,000	1,181,531
Philadelphia PA School District Series D	5.00	9-1-2020	1,500,000	1,575,375
Philadelphia PA School District Series D	5.00	9-1-2021	1,750,000	1,878,818
Philadelphia PA School District Series E (State Aid Withholding Insured)	5.00	9-1-2020	2,225,000	2,336,806
Philadelphia PA School District Series E	5.25	9-1-2023	7,000,000	7,335,930
Philadelphia PA School District Series F	5.00	9-1-2020	2,750,000	2,888,188
Philadelphia PA School District Series F	5.00	9-1-2021	3,580,000	3,843,524
Philadelphia PA Unrefunded Bond Series A (AGM Insured)	5.00	8-1-2019	3,420,000	3,427,421
Scranton PA 144A	5.00	9-1-2020	2,205,000	2,287,202
Scranton PA RAN 144A	2.90	12-15-2018	6,375,000	6,367,924
Scranton PA School District Series A	5.00	6-1-2021	680,000	715,074
Scranton PA School District Series A	5.00	6-1-2022	730,000	776,355
Scranton PA School District Series A	5.00	6-1-2023	835,000	896,606
Scranton PA School District Series B	5.00	6-1-2021	580,000	609,916
Scranton PA School District Series B (National Insured)	5.00	6-1-2022	870,000	926,802
Scranton PA School District Series B (National Insured)	5.00	6-1-2023	615,000	661,752
Scranton PA School District Series C	5.00	6-1-2020	585,000	606,534
Scranton PA School District Series C	5.00	6-1-2021	590,000	620,432
Warwick PA School District	4.00	2-15-2020	1,000,000	1,026,320
West Mifflin PA School District (AGM Insured)	5.00	10-1-2018	605,000	605,000
West Mifflin PA School District (AGM Insured)	5.00	10-1-2019	750,000	772,028
				63,461,585

Health Revenue : 0.78%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (3 Month LIBOR +0.72%) ±	2.29	2-1-2021	1,985,000	1,994,707
Berks County PA IDA Health System Tower Health Project	5.00	11-1-2023	1,000,000	1,109,990
Berks County PA IDA Health System Tower Health Project	5.00	11-1-2024	1,000,000	1,121,010
Franklin County PA IDA Menno-Haven Incorporated Project	4.00	12-1-2018	110,000	110,220
Franklin County PA IDA Menno-Haven Incorporated Project	4.00	12-1-2019	500,000	506,925
Franklin County PA IDA Menno-Haven Incorporated Project	5.00	12-1-2021	230,000	242,708
Montgomery County PA Higher Education and Health Authority Series 2018D ø	1.81	9-1-2050	12,000,000	12,000,000
Montgomery County PA Higher Education and Thomas Jefferson University (SIFMA Municipal Swap +0.72%) ±	2.28	9-1-2051	10,000,000	9,995,900
Montgomery County PA Higher Education and Thomas Jefferson University Series A	5.00	9-1-2023	1,050,000	1,169,112
Montgomery County PA IDA Albert Einstein Healthcare Network Issue Series A	5.00	1-15-2020	1,315,000	1,349,216
Philadelphia PA Hospitals & HEFAR Temple University Health System	5.00	7-1-2021	1,250,000	1,317,088
Philadelphia PA Hospitals & HEFAR Temple University Health System	5.00	7-1-2022	2,000,000	2,137,020
Quakertown PA Health Facilities Authority Series A	3.13	7-1-2021	3,250,000	3,195,660
				36,249,556

Housing Revenue : 0.53%
Pennsylvania HFA Single Family Series 125A	2.38	10-1-2025	21,925,000	21,473,345
Pittsburgh PA Urban Redevelopment Authority Crawford Square Apartments Project	2.25	12-1-2020	3,300,000	3,293,532
				24,766,877

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue : 0.51%
Montgomery County PA IDA Exelon Generation Company LLC	2.50%	10-1-2030	$15,795,000	$15,760,409
Montgomery County PA IDA Peco Energy Company Project Series A	2.60	3-1-2034	2,125,000	2,119,071
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2018	2,385,000	2,401,075
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2020	1,850,000	1,949,142
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2021	1,095,000	1,174,169
				23,403,866

Miscellaneous Revenue : 0.37%
Bethlehem PA Area School District Authority Bethlehem Area School District Refunding Bond Project (1 Month LIBOR +0.49%) ±	2.05	1-1-2030	4,990,000	4,982,715
Delaware County PA Authority Neumann University	4.00	10-1-2021	2,005,000	2,052,579
Pennsylvania Certificate of Participation (AGM Insured)	2.00	11-1-2019	1,100,000	1,089,792
Pennsylvania Certificate of Participation (AGM Insured)	4.00	11-1-2019	1,005,000	1,019,452
Pennsylvania Public School Building Authority	5.00	4-1-2019	1,220,000	1,237,165
Philadelphia PA RDA Transformation Initiative Series B	5.00	4-15-2019	2,000,000	2,026,660
Philadelphia PA RDA Transformation Initiative Series B	5.00	4-15-2020	1,870,000	1,937,713
Scranton PA RDA Series A (Municipal Government Guaranty Insured)	5.00	11-15-2021	2,925,000	2,996,048
				17,342,124

Resource Recovery Revenue : 0.20%
Delaware County PA IDA Resource Recovery Facility Series A	6.20	7-1-2019	145,000	145,349
Pennsylvania EDFA Solid Waste Disposal Series A	1.70	8-1-2037	9,420,000	9,268,809
				9,414,158

Transportation Revenue : 0.66%
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +1.15%) ±	2.71	12-1-2019	18,150,000	18,258,900
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +1.27%) ±	2.83	12-1-2020	11,300,000	11,470,743
Reading PA Parking Authority CAB (National Insured) ¤	0.00	11-15-2019	1,000,000	967,860
				30,697,503

Utilities Revenue : 0.06%
Philadelphia PA Gas Works Series 1998 General Ordinance (AGM Insured)	5.00	7-1-2019	2,500,000	2,552,650

Water & Sewer Revenue : 0.32%
Pittsburgh PA Water & Sewer Authority Series C (1 Month LIBOR +0.64%) (AGM Insured) ±	2.12	9-1-2040	15,000,000	15,011,850

				222,900,169

Rhode Island : 0.30%
Education Revenue : 0.02%
Rhode Island Health & Educational Building Corporation Providence College	5.00	11-1-2018	265,000	265,631
Rhode Island Student Loan Authority AMT Series A	5.00	12-1-2019	450,000	463,073
				728,704

Health Revenue : 0.07%
Rhode Island Health & Educational Building Corporation Tockwotton Home Series 2011	8.38	1-1-2046	3,000,000	3,408,090

Miscellaneous Revenue : 0.21%
Rhode Island & Providence Plantations Consol Capital Series A	5.00	8-1-2023	8,045,000	8,846,121

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A	5.00%	5-15-2019	$1,100,000	$1,120,603
				9,966,724

				14,103,518

South Carolina : 1.25%
Education Revenue : 0.07%
South Carolina Jobs EDA East Point Academy Project Series A 144A	2.25	5-1-2019	3,500,000	3,483,970

GO Revenue : 0.76%
Spartanburg County SC School District #7 BAN	5.00	11-15-2018	35,000,000	35,138,950

Housing Revenue : 0.16%
South Carolina Housing Finance & Development Authority Housing Waters Berryhill	2.05	12-1-2019	7,250,000	7,250,218

Miscellaneous Revenue : 0.01%
Lee County SC School Facilities Incorporated Lee County School District Project (AGM Insured)	3.00	12-1-2018	390,000	390,714

Utilities Revenue : 0.25%
Patriots Energy Group Financing Agency SC Series A	4.00	10-1-2048	6,120,000	6,456,294
Piedmont SC Municipal Power Agency (National Insured)	5.38	1-1-2025	4,760,000	5,356,904
				11,813,198

				58,077,050

Tennessee : 1.87%
Airport Revenue : 0.07%
Memphis-Shelby County TN Airport Authority Series A1	5.75	7-1-2019	1,500,000	1,538,850
Memphis-Shelby County TN Airport Authority Series B	5.50	7-1-2019	1,505,000	1,541,210
				3,080,060

Health Revenue : 0.60%
Greeneville TN Health and Educational Ballad Health Series A	5.00	7-1-2023	1,600,000	1,769,632
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (AGM Insured, U.S. Bank NA SPA) ø	1.63	6-1-2042	26,140,000	26,140,000
				27,909,632

Utilities Revenue : 1.20%
Tennessee Energy Acquisition Corporation Series 2018	4.00	11-1-2049	7,500,000	7,877,325
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	34,840,000	36,472,254
Tennessee Energy Acquisition Corporation Series A	5.25	9-1-2019	6,225,000	6,392,266
Tennessee Energy Acquisition Corporation Series C	5.00	2-1-2019	5,110,000	5,157,472
				55,899,317

				86,889,009

Texas : 16.88%
Airport Revenue : 0.10%
Dallas-Fort Worth TX International Airport Series B	5.00	11-1-2023	500,000	543,740

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Airport Revenue (continued)
Houston TX Airport System Refunding Bond Subordinate Lien Series A	5.00%	7-1-2024	$3,620,000	$3,925,456
				4,469,196

Education Revenue : 0.42%
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (3 Month LIBOR +1.00%) ±	3.34	4-1-2037	5,210,000	5,261,475
Texas A&M University System Permanent University Series A	5.00	7-1-2021	4,870,000	5,250,347
Texas PFA Southern University Financing System (Build America Mutual Assurance Company Insured)	5.00	11-1-2018	3,395,000	3,402,367
Texas PFA Southern University Financing System (Build America Mutual Assurance Company Insured)	5.00	11-1-2019	2,375,000	2,439,149
University of Texas Financing System Refunding Bonds Series C	5.00	8-15-2022	3,000,000	3,312,210
				19,665,548

GO Revenue : 10.18%
Brownsville TX Independent School District Maintenance Tax Notes	4.00	8-15-2019	7,905,000	8,044,602
Clear Creek TX Independent School District Series B	3.00	2-15-2032	4,945,000	4,982,533
Cypress-Fairbanks TX Independent School District Series B-1	3.00	2-15-2036	11,130,000	11,214,699
Cypress-Fairbanks TX Independent School District Series B-2	2.13	2-15-2040	17,000,000	16,875,390
Dallas TX Series A	5.00	2-15-2019	5,000,000	5,056,450
Dallas TX Unrefunded Balance Refunding Bond	5.00	2-15-2021	3,580,000	3,810,946
Denton TX Independent School District Unlimited Tax School Building Bond Series 2013	2.00	8-1-2043	7,000,000	6,972,420
Denton TX Independent School District Unlimited Tax School Building Bond Series 2014B	2.00	8-1-2044	39,075,000	39,039,442
Eagle Mountain & Saginaw TX Independent School District	2.00	8-1-2050	12,150,000	12,138,944
El Paso County TX Hospital District Refunding Bonds	5.00	8-15-2019	4,035,000	4,129,540
Fort Bend TX Independent School District Series C	1.35	8-1-2042	5,630,000	5,542,566
Fort Bend TX independent School District Series D	1.50	8-1-2042	10,770,000	10,511,951
Harris County TX Houston Independent School District Series B	1.45	6-1-2035	11,580,000	11,442,545
Harris County TX Refunding Bonds Series A	5.00	10-1-2021	10,000,000	10,306,800
Hays TX Consolidated Independent School District Building Bonds Series B	2.70	8-15-2042	7,370,000	7,453,871
Houston TX Independent School District Limited Tax Schoolhouse Series B	2.40	6-1-2036	5,000,000	5,005,050
Houston TX Independent School District Series A2	3.00	6-1-2039	1,550,000	1,559,223
Houston TX Public Improvement Series A	5.00	3-1-2019	7,000,000	7,090,020
Houston TX Public Improvement Series A	5.00	3-1-2020	4,000,000	4,164,120
Houston TX Public Improvement Series A	5.00	3-1-2021	4,000,000	4,268,640
Houston TX Public Improvement Series A	5.00	3-1-2022	5,000,000	5,454,450
Houston TX Public Improvement Series A	5.00	3-1-2023	3,500,000	3,891,300
Hurst Euless Bedford TX Independent School District Prerefunded Bond	5.00	8-15-2022	2,140,000	2,251,109
Hutto TX Independent School District Series 2015	3.00	2-1-2055	23,425,000	23,750,608
Lake Travis TX Independent School District Series B	2.63	2-15-2048	10,000,000	10,085,200
Leander TX Independent School District Refunding CAB ¤	0.00	8-15-2023	1,065,000	943,643
Mansfield TX Independent School District	2.50	8-1-2042	8,250,000	8,299,335
McAllen TX Independent School District Series A	5.00	2-15-2024	2,620,000	2,930,915
New Caney TX Independent School District Building Bonds	3.00	2-15-2050	1,100,000	1,120,328
North East TX Independent School District	2.00	8-1-2044	9,320,000	9,311,519
North East TX Independent School District	2.38	8-1-2047	7,135,000	7,115,450
Northside TX Independent School Building Project District Series A	2.00	6-1-2039	4,010,000	4,007,594
Northside TX Independent School District Building Bonds Series 2018	2.75	8-1-2048	16,225,000	16,378,651
Northside TX Independent School District Building Project	1.75	6-1-2032	6,395,000	6,247,787
Northside TX Independent School District Building Project	2.00	8-1-2044	21,330,000	21,310,590
Northside TX Independent School District Building Project	2.00	6-1-2046	8,600,000	8,515,978
Pasadena TX Independent School District Building Project Series B	3.00	2-15-2044	45,860,000	46,208,995
Pflugerville TX Independent School District Prerefunded Bond	2.00	8-15-2039	7,665,000	7,667,529
Pflugerville TX Independent School District Prerefunded Bond School Building Series A	2.00	8-15-2039	4,830,000	4,831,594
Pflugerville TX Independent School District Unrefunded Bond	2.00	8-15-2039	15,750,000	15,735,038

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Spring Branch TX Independent School District	3.00%	6-15-2041	$650,000	$654,141
Texas Northside Independent School District	1.45	6-1-2047	4,000,000	3,952,520
Texas Tax & Revenue Anticipation Notes	4.00	8-29-2019	50,000,000	50,920,500
Texas Transportation Commission Mobility Fund Bonds Series B (SIFMA Municipal Swap +0.30%) ±	1.94	10-1-2041	24,500,000	24,500,000
Tomball TX Independent School District Series B2	2.13	2-15-2039	6,500,000	6,454,175
				472,148,701

Health Revenue : 0.90%
Coastal Bend TX Health Facilities Development Corporation (AGM Insured) (m)	1.79	7-1-2031	10,675,000	10,675,000
Harris County TX Health Facilities Development Corporation Series A3 (AGM Insured) (m)	1.75	7-1-2031	14,725,000	14,725,000
Harris County TX Health Facilities Development Corporation Series A4 (AGM Insured) (m)	1.79	7-1-2031	12,725,000	12,725,000
Tarrant County TX ECFA Hendrick Medical Center Group	5.00	9-1-2019	655,000	672,096
Tarrant County TX ECFA Hendrick Medical Center Group	5.00	9-1-2020	920,000	968,530
Tarrant County TX ECFA Hendrick Medical Center Group	5.00	11-15-2020	1,045,000	1,088,890
Travis County TX Health Facilities Development Corporation Longhorn Village Project Series A	7.13	1-1-2046	845,000	936,505
				41,791,021

Housing Revenue : 1.53%
Austin TX Affordable PFC Incorporated Multifamily Housing Bridge Cameron Apartments	1.86	12-1-2021	25,000,000	24,868,500
Bexar County TX Housing Finance Corporation Medio Springs Apartments Project	2.00	11-1-2020	26,000,000	25,786,020
New Hope TX Cultural Education Facilities Finance Corporation Student Housing Project Series A	3.25	8-1-2019	13,000,000	12,966,070
Odessa TX Housing Finance Corporation 87th Street Apartments Project (FHA Insured)	1.43	12-1-2020	7,500,000	7,495,350
				71,115,940

Resource Recovery Revenue : 0.47%
Mission TX Economic Development Corporation Waste Management Project	2.50	8-1-2020	11,000,000	10,968,540
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A ø	1.80	4-1-2040	1,550,000	1,550,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B ø	1.80	4-1-2040	9,280,000	9,280,000
				21,798,540

Transportation Revenue : 0.87%
Central Texas Regional Mobility Authority Series B	5.00	1-1-2045	310,000	324,245
Central Texas Regional Mobility Authority Subordinate Lien Bond	5.00	1-1-2019	750,000	755,453
North Texas Tollway Authority Refunding Bond Series A (SIFMA Municipal Swap +0.80%) ±	2.36	1-1-2050	17,250,000	17,251,898
North Texas Tollway Authority Series A	5.00	1-1-2020	1,050,000	1,088,178
North Texas Tollway Authority Series A	5.00	1-1-2021	1,860,000	1,970,986
North Texas Tollway Authority Special Projects System Series A	6.00	9-1-2041	3,500,000	3,872,260
North Texas Tollway Authority Special Projects System Series D	5.00	9-1-2024	1,790,000	1,930,157
North Texas Tollway Authority Special Projects System Series D	5.00	9-1-2028	4,335,000	4,674,431
North Texas Tollway Authority Special Projects System Series D	5.25	9-1-2025	3,840,000	4,167,590
North Texas Tollway Authority Special Projects System Series D	5.25	9-1-2026	3,980,000	4,319,534
				40,354,732

Utilities Revenue : 2.26%
San Antonio TX Junior Lien Series A	2.00	12-1-2027	20,320,000	20,319,594

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Utilities Revenue (continued)
San Antonio TX Junior Lien Series B	1.75%	12-1-2027	$11,000,000	$10,995,270
San Antonio TX Junior Lien Series C	3.00	12-1-2045	13,495,000	13,629,005
San Antonio TX Junior Lien Series D	3.00	12-1-2045	12,000,000	12,178,680
San Antonio TX Series A	2.25	2-1-2033	24,350,000	24,383,116
Texas Municipal Gas Acquisition & Supply Corporation III	5.00	12-15-2018	4,500,000	4,525,965
Texas Municipal Gas Acquisition & Supply Corporation III	5.00	12-15-2019	7,000,000	7,223,580
Texas Municipal Gas Acquisition & Supply Corporation Series A (SIFMA Municipal Swap +0.55%) ±	2.11	9-15-2027	11,900,000	11,717,811
				104,973,021

Water & Sewer Revenue : 0.15%
San Antonio TX Water System Junior Lien Series B	2.00	5-1-2044	5,500,000	5,395,995
Walnut Creek TX Special Utility District (Build America Mutual Assurance Company Insured)	4.00	1-10-2019	1,010,000	1,015,666
Walnut Creek TX Special Utility District (Build America Mutual Assurance Company Insured)	4.00	1-10-2020	500,000	512,295
				6,923,956

				783,240,655

Vermont : 0.01%
Education Revenue : 0.01%
Vermont Student Assistance Corporation Series B Class-A1 (3 Month LIBOR +1.50%) ±	3.82	6-1-2022	412,499	413,089

Virginia : 1.66%
Health Revenue : 0.05%
Lexington VA IDA Kendal at Lexington	3.00	1-1-2019	320,000	320,602
Lexington VA IDA Kendal at Lexington	3.00	1-1-2020	450,000	453,510
Lexington VA IDA Kendal at Lexington	4.00	1-1-2021	440,000	453,930
Lexington VA IDA Kendal at Lexington	4.00	1-1-2022	525,000	545,732
Washington VA County IDA Series C	7.25	7-1-2019	690,000	716,544
				2,490,318

Housing Revenue : 0.20%
Newport News VA Redevelopment & Housing Authority Multifamily Housing Series A	1.82	11-1-2020	9,500,000	9,457,535

Miscellaneous Revenue : 0.07%
Franklin County VA IDA BAN %%	3.00	10-15-2023	3,000,000	3,028,290

Tax Revenue : 0.10%
Greater Richmond VA Convention Center Authority	5.00	6-15-2019	1,250,000	1,276,975
Greater Richmond VA Convention Center Authority	5.00	6-15-2020	1,000,000	1,048,060
Marquis VA CDA 144A	7.50	9-1-2045	680,000	490,198
Marquis VA CDA Series A	5.10	9-1-2036	2,169,000	1,512,509
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	3,493,000	183,487
				4,511,229

Transportation Revenue : 0.04%
Virginia Commonwealth Transportation Board Refunding Bonds Series A	5.00	5-15-2023	1,500,000	1,682,085

Utilities Revenue : 1.20%
Halifax County VA IDA	2.15	12-1-2041	55,950,000	55,741,307

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
				$76,910,764

Washington : 2.05%
Airport Revenue : 0.10%
Port of Seattle WA Refunding Bond Series B	5.00%	8-1-2023	$4,155,000	4,530,446

GO Revenue : 0.11%
Washington Series A	5.00	8-1-2022	4,800,000	5,292,864

Health Revenue : 0.44%
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.00%) ±	2.56	1-1-2035	8,650,000	8,688,233
Washington Health Care Facilities Authority	5.00	2-1-2023	1,025,000	1,077,388
Washington Health Care Facilities Authority Fred Hutchinson Cancer Research (1 Month LIBOR +1.10%) ±	2.59	1-1-2042	9,500,000	9,599,940
Washington Health Care Facilities Authority Series 2015	5.00	7-1-2020	850,000	883,558
				20,249,119

Housing Revenue : 0.16%
Washington Housing Finance Commission Multifamily Housing Series A	1.80	7-1-2020	7,350,000	7,286,790

Tax Revenue : 0.47%
Central Puget Sound WA Regional Transit Authority Sales Series S2B (SIFMA Municipal Swap +0.45%) ±	2.01	11-1-2045	15,000,000	15,004,650
Central Puget Sound WA Regional Transit Authority Series 2015-S Class 2A (SIFMA Municipal Swap +0.30%) ±	1.86	11-1-2045	7,000,000	6,997,900
				22,002,550

Utilities Revenue : 0.77%
Seattle WA Municipal Light & Power Refunding Bonds Series C-1 (SIFMA Municipal Swap +0.49%) ±	2.05	11-1-2046	23,190,000	23,190,000
Seattle WA Municipal Light & Power Series B2 (SIFMA Municipal Swap +0.29%) ±	1.85	5-1-2045	12,635,000	12,635,253
				35,825,253

				95,187,022

West Virginia : 0.24%
Resource Recovery Revenue : 0.06%
West Virginia EDA PCR Appalachian Power Company Series D	3.25	5-1-2019	2,745,000	2,747,882

Utilities Revenue : 0.18%
West Virginia Economic Development Refunding Bond Wheeling Power Company	3.00	6-1-2037	8,300,000	8,267,215

				11,015,097

Wisconsin : 1.59%
Airport Revenue : 0.22%
Wisconsin Airport Facilities PFA Senior Obligation Group Series B	5.00	7-1-2022	9,745,000	10,260,511

Education Revenue : 0.11%
Wisconsin PFA Guilford College	5.00	1-1-2021	650,000	676,722
Wisconsin PFA Guilford College	5.00	1-1-2022	625,000	658,813

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Wisconsin PFA Loan Anticipation Notes Lake Oconee Academy Foundation Incorporated Project	2.30%	10-1-2019	$4,000,000	$3,973,960
				5,309,495

Health Revenue : 0.44%
Wisconsin HEFA Advocate Aurora Health Credit Group Series C-4 (SIFMA Municipal Swap +0.65%) ±	2.21	8-15-2054	4,200,000	4,200,000
Wisconsin HEFA Ascension Health Alliance Series B	4.00	11-15-2043	13,000,000	13,167,960
Wisconsin HEFA Benevolent Corporation Cedar Community	5.00	6-1-2019	635,000	644,100
Wisconsin HEFA Benevolent Corporation Cedar Community	5.00	6-1-2020	880,000	909,339
Wisconsin HEFA Mercy Alliance Incorporated Project Series A	5.00	6-1-2019	510,000	518,905
Wisconsin HEFA Vernon Memorial Healthcare Incorporated	4.00	3-1-2019	445,000	446,104
Wisconsin HEFA Vernon Memorial Healthcare Incorporated	5.00	3-1-2020	375,000	382,736
				20,269,144

Miscellaneous Revenue : 0.43%
Waukesha County WI Anticipation Notes Series C	3.00	5-1-2022	3,035,000	3,050,296
Waukesha County WI Series B	3.00	5-1-2021	16,725,000	16,737,209
				19,787,505

Resource Recovery Revenue : 0.39%
Wisconsin PFA Waste Management Incorporated Project Series A-1 ø	1.80	6-1-2023	3,000,000	2,999,340
Wisconsin PFA Waste Management Incorporated Project Series A-3 ø	1.80	9-1-2027	15,000,000	14,996,700
				17,996,040

				73,622,695

Total Municipal Obligations (Cost $4,572,619,542)				4,558,991,432

Other : 0.65%
Eaton Vance Municipal Income Trust (SIFMA Municipal Swap +1.50%) ±144A§	3.06	9-1-2019	9,700,000	9,699,127
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A 144Aøø§	1.86	10-1-2047	20,400,000	20,400,000
Total Other (Cost $30,100,000)				30,099,127

	Yield		Shares
Short-Term Investments : 0.66%
Investment Companies : 0.63%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##	1.46		29,236,206	29,268,366

			Principal
U.S. Treasury Securities : 0.03%
U.S. Treasury Bill (z)#	2.09	12-13-2018	$1,580,000	1,573,200

Total Short-Term Investments (Cost $30,841,621)				30,841,566

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

		Value
Total investments in securities (Cost $4,651,916,863)	99.95%	$4,638,287,825
Other assets and liabilities, net	0.05	2,240,905

Total net assets	100.00%	$4,640,528,730

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
§	The security is subject to a demand feature which reduces the effective maturity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

PCR	Pollution control revenue
PFA	Public Finance Authority
RAN	Revenue anticipation notes
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	1,050	12-31-2018	$221,794,683	$221,271,095	$0	$(523,588)
5-Year U.S. Treasury Notes	1,490	12-31-2018	168,285,589	167,590,079	0	(695,510)

					$0	$(1,219,098)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	11,091,809	416,574,916	398,430,519	29,236,206	$29,268,366	0.63%

Wells Fargo Short-Term Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$18,355,700	$0	$18,355,700
Municipal obligations	0	4,558,991,432	0	4,558,991,432
Other	0	30,099,127	0	30,099,127
Short-term investments
Investment companies	29,268,366	0	0	29,268,366
U.S. Treasury securities	1,573,200	0	0	1,573,200

Total assets	$30,841,566	$4,607,446,259	$0	$4,638,287,825

Liabilities
Futures contracts	$0	$1,219,098	$0	$1,219,098

Total liabilities	$0	$1,219,098	$0	$1,219,098

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At September 30, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.41%
Alabama : 1.38%
GO Revenue : 0.17%
Jefferson County AL Series A	4.90%	4-1-2021	$3,330,000	$3,406,802

Health Revenue : 0.25%
Birmingham AL Special Care Facilities Ascension Senior Credit Group Series C-1	1.85	11-15-2046	5,250,000	5,102,423

Utilities Revenue : 0.96%
Alabama Black Belt Energy Gas District Series A	4.00	12-1-2048	2,000,000	2,102,780
Southeast Alabama Gas Supply District Project #2 Series A	4.00	6-1-2049	16,505,000	17,349,561
				19,452,341

				27,961,566

Alaska : 0.68%
Health Revenue : 0.27%
Alaska IDA Loan Anticipation YKHC Project	3.50	12-1-2020	5,500,000	5,550,545

Industrial Development Revenue : 0.21%
Valdez AK Marine Terminal BP Pipelines Project Series B	5.00	1-1-2021	4,000,000	4,226,960

Utilities Revenue : 0.20%
Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015	5.00	1-1-2022	1,735,000	1,848,729
Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015	5.00	1-1-2023	1,995,000	2,156,216
				4,004,945

				13,782,450

Arizona : 3.21%
Education Revenue : 0.74%
Arizona IDA Agribusiness & Equine Center, Incorporated Project Series 2017B 144A	4.00	3-1-2027	1,225,000	1,177,127
Maricopa County AZ IDA Educational Horizon Community Learning Center Project	2.63	7-1-2021	1,605,000	1,563,543
Phoenix AZ IDA BASIS Schools Incorporated Project Series A 144A	3.00	7-1-2020	1,550,000	1,532,268
Phoenix AZ IDA Great Hearts Academies Project	5.20	7-1-2022	450,000	474,831
Phoenix AZ IDA Legacy Traditional School Project Series 2015 144A	3.00	7-1-2020	570,000	564,146
Pima County AZ IDA American Leadership Academy Project Series 2015 144A	4.60	6-15-2025	1,255,000	1,288,421
Pima County AZ IDA Charter Schools Project Series 2013	4.50	7-1-2020	530,000	546,154
Pima County AZ IDA Charter Schools Project Series 2013	4.50	7-1-2021	1,305,000	1,365,330
Pima County AZ IDA Charter Schools Project Series 2013	4.50	7-1-2022	1,360,000	1,437,724
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	985,000	988,910
Pima County AZ IDA New Plan Learning Project Series A	8.13	7-1-2041	2,950,000	2,960,502
Pima County AZ IDA Noah Webster Schools Project Series A	5.50	12-15-2023	1,070,000	1,090,726
				14,989,682

GO Revenue : 1.43%
Phoenix AZ	5.00	7-1-2027	22,515,000	26,335,345
Verrado AZ Community Facilities District #1 Series A 144A	4.25	7-15-2019	1,320,000	1,330,824

1

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Verrado AZ Community Facilities District #1 Series A 144A	5.00%	7-15-2020	$700,000	$716,646
Verrado AZ Community Facilities District #1 Series A 144A	5.00	7-15-2021	500,000	515,160
				28,897,975

Health Revenue : 0.40%
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project	5.00	1-1-2022	1,065,000	1,157,229
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project	5.00	1-1-2023	1,120,000	1,236,883
Maricopa County AZ IDA Senior Living Facilities Christian Care Surprise Incorporated Project 144A	5.00	1-1-2026	3,205,000	3,170,258
Tempe AZ IDA Friendship Village Series A	5.00	12-1-2018	800,000	803,488
Tempe AZ IDA Mirabella at Arizona State University Project Series B1 144A	4.00	10-1-2023	1,810,000	1,816,208
				8,184,066

Miscellaneous Revenue : 0.64%
Navajo Nation AZ Series A 144A	4.00	12-1-2022	6,345,000	6,552,862
Navajo Nation AZ Series A 144A	5.00	12-1-2025	4,110,000	4,489,764
Navajo Nation AZ Tribal Utility Authority (Municipal Government Guaranty Insured)	4.00	1-1-2021	1,947,000	1,966,295
				13,008,921

				65,080,644

Arkansas : 0.23%
Health Revenue : 0.23%
Boone County AR Hospital Construction Series 2006 (BOKF NA LOC) ø	2.95	5-1-2037	4,700,000	4,700,000

California : 2.42%
Education Revenue : 0.06%
California Municipal Finance Authority Charter School Nova Academy Project Series 2016A 144A	4.00	6-15-2026	890,000	890,383
California School Finance Authority Charter School Rocketship Education Obligated Group Series 2017A 144A	4.50	6-1-2027	250,000	257,670
				1,148,053

GO Revenue : 0.24%
California Tender Option Bond Trust Receipts/Floater Certificates Series 2018-ZP0159 (JPMorgan Chase & Company LIQ) 144Aø	1.71	8-1-2022	4,500,000	4,500,000
Delhi CA Unified School District CAB (Ambac Insured) ¤	0.00	8-1-2019	475,000	467,405
				4,967,405

Health Revenue : 0.84%
California HFFA Dignity Health Series A (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	1.71	3-1-2042	11,730,000	11,730,000
California Statewide CDA Eskaton Properties Incorporated	5.00	11-15-2018	1,060,000	1,064,145
Palomar CA Health Refunding Bond Series 2016	4.00	11-1-2018	750,000	750,803
Palomar CA Health Refunding Bond Series 2016	4.00	11-1-2019	1,250,000	1,266,500
San Buenaventura CA Community Memorial Health System	5.75	12-1-2018	2,110,000	2,120,951
				16,932,399

Industrial Development Revenue : 0.18%
California PCFA AMT Calplant I Project 144A	7.50	7-1-2032	3,500,000	3,612,735

2

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.52%
Chemehuevi Indian Tribe California BAN	2.95%	12-15-2018	$6,100,000	$6,098,841
Compton CA PFA Lease 144A	4.00	9-1-2022	4,440,000	4,512,905
				10,611,746

Transportation Revenue : 0.58%
California Bay Area Toll Authority Toll Bridge Series E-3 (SIFMA Municipal Swap +0.70%) ±	2.26	4-1-2047	11,750,000	11,780,198

				49,052,536

Colorado : 1.82%
Education Revenue : 0.55%
Colorado ECFA Eagle Ridge Academy Project 144A	3.63	11-1-2026	2,260,000	2,197,082
Colorado ECFA Rocky Mountain Classical Academy Project	6.38	9-1-2023	1,445,000	1,600,569
Colorado ECFA Vanguard School Project	4.00	6-15-2021	250,000	259,935
Colorado ECFA Vanguard School Project	4.00	6-15-2022	515,000	539,911
Colorado ECFA Windsor Charter Academy 144A	3.88	9-1-2026	570,000	548,289
Colorado School of Mines Institutional Enterprise Refunding Bonds Series A (1 Month LIBOR +0.50%) ±	1.92	2-1-2023	6,000,000	5,987,160
				11,132,946

GO Revenue : 0.10%
Centennial CO Southglenn Metropolitan District	3.00	12-1-2021	938,000	929,455
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2025	1,000,000	1,148,170
				2,077,625

Health Revenue : 0.99%
Colorado Health Facilities Authority Catholic Health Initiatives Series 2009A	5.50	7-1-2034	10,000,000	10,204,500
Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A	5.00	2-1-2022	3,415,000	3,592,717
Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A	5.25	2-1-2031	5,150,000	5,385,046
Colorado Health Facilities Authority Christian Living Neighborhoods Project	4.00	1-1-2019	385,000	386,386
Colorado Health Facilities Authority Christian Living Neighborhoods Project	4.00	1-1-2020	450,000	457,002
				20,025,651

Tax Revenue : 0.18%
Centerra CO Metropolitan District #1 Series 2017 144A	5.00	12-1-2021	1,440,000	1,529,395
Centerra CO Metropolitan District #1 Series 2017 144A	5.00	12-1-2022	1,940,000	2,078,943
				3,608,338

				36,844,560

Connecticut : 0.98%
Education Revenue : 0.34%
Connecticut HEFA Yale University Issue Series A	2.05	7-1-2035	7,000,000	6,973,610

GO Revenue : 0.48%
Connecticut Series D (SIFMA Municipal Swap +0.92%) ±	2.48	9-15-2019	3,345,000	3,369,954
Hamden CT Refunding Bond	5.00	8-15-2019	1,835,000	1,882,013
Hartford CT Series A	5.00	4-1-2027	1,650,000	1,769,196

3

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Hartford CT Series A	5.00%	4-1-2025	$2,500,000	$2,701,250
				9,722,413

Health Revenue : 0.03%
Connecticut HEFA Bridgeport Hospital Series D	5.00	7-1-2020	500,000	525,525

Miscellaneous Revenue : 0.13%
Connecticut Series A (SIFMA Municipal Swap +0.75%) ±	2.31	3-1-2021	2,700,000	2,714,607

				19,936,155

Delaware : 0.10%
Education Revenue : 0.10%
Delaware EDA Odyssey Charter School Project Series A 144A	6.25	9-1-2025	1,960,000	1,949,024

District of Columbia : 2.46%
Housing Revenue : 2.21%
District of Columbia HFA Hilltop Apartments Project Series 2017	1.94	1-1-2021	5,850,000	5,825,606
District of Columbia HFA Wah Luck House Apartments Project Series 2017	1.72	2-1-2020	39,000,000	38,940,330
				44,765,936

Miscellaneous Revenue : 0.25%
District of Columbia National Child Research Center (SunTrust Bank LOC) ø	1.61	4-1-2038	5,135,000	5,135,000

				49,900,936

Florida : 1.25%
Education Revenue : 0.11%
Capital Trust Agency Educational Facilities Renaissance Charter School Projects Series 2017A 144A	4.38	6-15-2027	1,365,000	1,307,465
Miami-Dade County FL IDA Youth Charter Schools Project Series 2015A 144A	5.00	9-15-2025	900,000	908,919
				2,216,384

Health Revenue : 0.34%
Lakeland FL Hospital System Lakeland Regional Health System	5.00	11-15-2022	4,495,000	4,839,901
North Brevard County FL Parrish Medical Center Project	5.50	10-1-2018	500,000	500,000
Sarasota County FL Health Facilities Authority Village on the Isle Project	4.00	1-1-2020	1,485,000	1,506,280
				6,846,181

Housing Revenue : 0.26%
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2020	1,210,000	1,253,935
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2021	1,265,000	1,334,246
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2022	1,325,000	1,420,533
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2023	1,190,000	1,295,517
				5,304,231

Miscellaneous Revenue : 0.19%
Florida Village Community Development District #10 Special Assignment	5.13	5-1-2024	2,690,000	2,876,632

4

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Wildwood FL Village Community Development District #12 Series 2016	2.88%	5-1-2021	$990,000	$995,000
				3,871,632

Resource Recovery Revenue : 0.18%
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.00	8-1-2029	3,500,000	3,607,905

Tax Revenue : 0.12%
Tender Option Bond Trust Receipts/Floater Certificates for Seminole County FL Series ZF0444 (National Insured, JPMorgan Chase & Company LIQ) 144Aø	1.71	4-1-2027	2,500,000	2,500,000

Transportation Revenue : 0.05%
Miami-Dade County FL Expressway Authority Toll System (AGM Insured, Citibank NA LIQ) 144Aø	1.76	2-1-2020	1,000,000	1,000,000

				25,346,333

Georgia : 2.73%
Education Revenue : 0.07%
Georgia Private Colleges & Universities Authority	5.00	10-1-2019	1,325,000	1,356,893

Health Revenue : 0.30%
Gainesville & Hall Counties GA Hospital Authority Health System Project Series B (SIFMA Municipal Swap +0.95%) ±	2.51	8-15-2035	6,000,000	6,022,080

Transportation Revenue : 0.09%
Georgia Road & Tollway Authority I-75 S Express Lanes Project Series A 144A¤	0.00	6-1-2024	2,500,000	1,798,300

Utilities Revenue : 2.02%
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 2012	1.85	12-1-2049	3,000,000	2,976,930
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A	2.40	1-1-2040	6,955,000	6,911,462
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	8,000,000	7,916,400
Burke County GA PCR Oglethorpe Power Corporation Vogtle Project Series E	3.25	11-1-2045	3,000,000	2,966,010
Floyd County GA PCR Georgia Power Company Plant Hammond Project	2.35	7-1-2022	8,875,000	8,856,008
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	7,340,000	7,717,496
Monroe County GA Development Authority Pollution Control Gulf Power Company Plant Scherer Project	1.40	6-1-2049	3,750,000	3,702,863
				41,047,169

Water & Sewer Revenue : 0.25%
Atlanta GA Water & Wastewater Project Series A-1 (1 Month LIBOR +1.50%) ±	3.00	11-1-2038	5,000,000	5,003,350

				55,227,792

5

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Guam : 0.05%
Water & Sewer Revenue : 0.05%
Guam Government Waterworks Authority Water & Wastewater System Series 2014A	5.00%	7-1-2020	$1,000,000	$1,042,620

Hawaii : 0.49%
Health Revenue : 0.49%
Hawaii Department of Budget and Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) ±	2.01	7-1-2039	9,820,000	9,820,000

Illinois : 17.04%
Airport Revenue : 2.10%
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2014A	5.00	1-1-2026	7,000,000	7,653,380
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2014A	5.00	1-1-2030	4,385,000	4,728,082
Chicago IL Midway Airport Second Lien Refunding Bonds Series A	5.50	1-1-2027	3,925,000	4,336,458
Chicago IL O’Hare International Airport AMT Passenger Facility Charge Refunding Bonds Series B	5.00	1-1-2032	5,125,000	5,428,246
Chicago IL O’Hare International Airport Senior Lien Bonds Series 2015 C	5.00	1-1-2022	695,000	747,938
Chicago IL O’Hare International Airport Senior Lien Bonds Series 2015 D	5.00	1-1-2021	500,000	529,725
Chicago IL O’Hare International Airport Senior Lien Bonds Series 2017D	5.00	1-1-2025	1,700,000	1,907,740
Chicago IL O’Hare International Airport Senior Lien Refunding Bonds Series 2013A	5.00	1-1-2026	2,690,000	2,914,104
Chicago IL O’Hare International Airport Senior Lien Refunding Bonds Series 2015A	5.00	1-1-2028	10,000,000	10,946,200
Chicago IL O’Hare International Airport Customer Facility Charge	5.25	1-1-2023	1,350,000	1,481,517
Chicago IL O’Hare International Airport Customer Facility Charge	5.25	1-1-2024	1,665,000	1,841,274
				42,514,664

Education Revenue : 0.23%
Cook Country IL School District #130 Blue Island Series B 144A	2.35	12-1-2028	4,750,000	4,750,000

GO Revenue : 6.65%
Chicago IL Board of Education Unlimited Tax General Obligation Refunding Bonds Series 2018A (AGM Insured)	5.00	12-1-2024	3,000,000	3,299,790
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2027	7,720,000	5,475,101
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2024	9,800,000	8,072,456
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2022	400,000	429,436
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2023	400,000	435,996
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2024	550,000	608,927
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2025	625,000	697,206
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2022	1,000,000	1,073,590
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2023	1,000,000	1,089,990
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2024	410,000	453,927
Chicago IL Park District Harbor Facilities Series D	5.00	1-1-2022	1,645,000	1,766,056
Chicago IL Park District Harbor Facilities Series D	5.00	1-1-2023	1,175,000	1,280,738
Chicago IL Park District Limited Tax Series B	5.00	1-1-2022	4,495,000	4,825,787
Chicago IL Park District Unlimited Tax Series E	5.00	11-15-2022	1,235,000	1,345,001
Chicago IL Park District Unlimited Tax Series E	5.00	11-15-2023	1,295,000	1,433,876
Chicago IL Series C	5.00	1-1-2021	1,000,000	1,040,010
Chicago IL Series C	5.00	1-1-2022	2,250,000	2,368,890
Chicago IL Series C	5.00	1-1-2023	2,500,000	2,659,875
Chicago IL Series D (Ambac Insured)	5.00	12-1-2022	3,915,000	3,927,215
Chicago IL Series G (Ambac Insured)	5.00	12-1-2024	1,030,000	1,033,265
Cook County IL Refunding Bonds Series 2010 G	5.00	11-15-2026	1,000,000	1,045,570
Cook County IL School District #123 Oak Lawn CAB (National Insured) ¤	0.00	12-1-2021	1,090,000	998,516

6

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Cook County IL School District #153 Homewood Series A (AGM Insured) ¤	0.00%	12-15-2023	$1,225,000	$1,047,571
Cook County IL School District #227 Rich Township Refunding School Bonds Series 2015	3.00	12-1-2024	965,000	942,950
Cook County IL Series A	5.00	11-15-2021	2,250,000	2,437,448
Cook County IL Series A	5.25	11-15-2022	1,000,000	1,090,810
Cook County IL Series A	5.25	11-15-2022	10,040,000	10,638,284
De Kalb & Kane Counties IL Community Unit School District #427 Sycamore Unrefunded Balance CAB (AGM Insured) ¤	0.00	1-1-2024	5,175,000	4,353,831
De Kalb & Kane Counties IL Community Unit School District #427 Sycamore Prerefunded Balance CAB (AGM Insured) ¤	0.00	1-1-2024	455,000	397,529
Decatur IL Macon County General Obligation Refunding Bonds Series 2013	5.00	3-1-2024	1,405,000	1,514,899
DuPage County IL Forest Preservation District Series 2015	5.00	1-1-2023	2,455,000	2,718,520
Illinois	5.00	3-1-2028	6,000,000	6,162,480
Illinois Regional Transportation Authority Series A (AGM Insured)	5.25	6-1-2024	9,995,000	11,319,338
Illinois Series A	5.00	4-1-2023	3,500,000	3,672,130
Kane, Cook & DuPage Counties IL School District #46 Elgin Unrefunded Balance Series 2012B	4.50	1-1-2025	4,295,000	4,557,038
Kane, Cook & DuPage Counties IL School District #46 Prerefunded CAB Series B (Ambac Insured) ¤	0.00	1-1-2021	510,000	484,883
Kane, Cook & DuPage Counties IL School District #46 Unrefunded CAB Series B (Ambac Insured) ¤	0.00	1-1-2021	595,000	560,698
Lake County IL Community Consolidated School District #3 Beach Park CAB (Ambac Insured) ¤	0.00	2-1-2019	1,100,000	1,084,050
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2019	1,175,000	1,163,309
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (AGM/FGIC Insured) ¤	0.00	1-1-2019	1,185,000	1,179,431
Rockford IL Waterworks System Series B (Build America Mutual Assurance Company Insured)	5.00	12-15-2020	1,000,000	1,051,020
Rockford IL Waterworks System Series B (Build America Mutual Assurance Company Insured)	5.00	12-15-2021	1,015,000	1,085,806
Rockford IL Waterworks System Series B (Build America Mutual Assurance Company Insured)	5.00	12-15-2022	1,065,000	1,156,366
Romeoville IL Series B (AGC Insured) ¤	0.00	12-30-2023	3,410,000	2,600,330
Romeoville IL Series B (AGC Insured) ¤	0.00	12-30-2024	2,840,000	2,045,766
Will County IL Lincoln-Way Community High School District #210	4.00	1-1-2022	1,630,000	1,625,990
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) ¤	0.00	1-1-2021	1,535,000	1,434,058
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) ¤	0.00	1-1-2025	14,385,000	11,433,342
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) ¤	0.00	1-1-2026	8,295,000	6,283,131
Will County IL School District #114 Manhattan CAB Series C (National Insured) ¤	0.00	12-1-2021	1,055,000	956,263
Winnebago & Boone Counties IL School District #205 Series A ¤	0.00	2-1-2021	1,305,000	1,223,398
Winnebago & Boone Counties IL School District #205 Series B ¤	0.00	2-1-2021	3,400,000	3,187,398
				134,769,285

Health Revenue : 0.21%
Illinois Finance Authority Ascension Health Alliance Senior Credit Group Bonds Series A	5.00	11-15-2027	1,000,000	1,075,480
Illinois Finance Authority Friendship Village of Schaumburg Series 2017	5.00	2-15-2021	2,555,000	2,613,254
Illinois Finance Authority Rosalind Franklin University of Medicine & Science Series A	3.25	2-15-2022	500,000	499,355
				4,188,089

Miscellaneous Revenue : 1.40%
Chicago IL Transit Authority Capital Grant Receipts Refunding Bond Series 2011 (AGM Insured)	5.25	6-1-2024	4,450,000	4,743,166

7

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Illinois Refunding Bonds Series 2012 (AGM Insured)	5.00%	8-1-2020	$5,050,000	$5,253,162
Illinois Refunding Bonds Series 2016	5.00	2-1-2026	7,000,000	7,372,400
Illinois State Series 2012	5.00	8-1-2021	5,620,000	5,851,207
Illinois State Series 2013 (AGM Insured)	5.00	7-1-2023	4,875,000	5,276,261
				28,496,196

Tax Revenue : 5.34%
Chicago IL Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	14,090,000	14,727,573
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2021	1,450,000	1,506,086
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2022	1,810,000	1,902,220
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2023	2,400,000	2,543,736
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2024	2,475,000	2,641,642
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2025	1,000,000	1,065,850
Chicago lL Series A	5.00	1-1-2022	3,000,000	3,108,720
Chicago IL Series A	5.00	1-1-2029	5,000,000	5,181,200
Chicago IL Tax Increment Bond Pilson Redevelopment Project Series A	5.00	6-1-2022	1,635,000	1,765,882
Chicago IL Transit Authority Sales Tax Receipts Series 2011	5.25	12-1-2036	17,415,000	18,394,245
Illinois Sales Tax First Series (National Insured)	6.00	6-15-2024	515,000	591,910
Illinois Sales Tax First Series (National Insured)	6.00	6-15-2025	8,165,000	9,533,944
Illinois Sales Tax Securitization Corporation Series A	5.00	1-1-2025	1,370,000	1,536,578
Illinois Sports Facilities Authority Series 2014	5.00	6-15-2022	3,395,000	3,518,850
Illinois Sports Facilities Authority Series 2014	5.00	6-15-2023	3,200,000	3,339,936
Illinois Sports Facilities Authority Series 2014	5.00	6-15-2024	4,130,000	4,312,794
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2022	3,795,000	3,285,673
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2026	1,550,000	1,119,410
Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series A (National Insured) ¤	0.00	12-15-2022	1,390,000	1,195,456
Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series B	5.00	12-15-2022	11,520,000	11,553,638
Metropolitan Pier & Exposition Authority Prerefunded Bond (National Insured) ¤	0.00	12-15-2023	20,000	17,521
Metropolitan Pier & Exposition Authority Prerefunded Bond (National Insured)	5.70	6-15-2025	220,000	249,258
Metropolitan Pier & Exposition Authority Unrefunded Bond (National Insured) ¤	0.00	12-15-2023	845,000	696,483
Metropolitan Pier & Exposition Authority Unrefunded Bond (National Insured)	5.70	6-15-2025	780,000	855,052
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2026	3,215,000	3,626,424
Sales Tax Securitization Corporation Series A	5.00	1-1-2028	4,015,000	4,589,346
St. Charles, Kane & DuPage Counties IL Series 2016	3.00	1-1-2019	300,000	299,709
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2020	760,000	765,305
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2021	790,000	798,263
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2022	820,000	820,705
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2023	855,000	851,982
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2024	885,000	874,238
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2025	925,000	899,516
				108,169,145

Tobacco Revenue : 0.98%
Railsplitter Tobacco Settlement Authority	5.00	6-1-2023	18,000,000	19,835,280

Water & Sewer Revenue : 0.13%
Chicago IL Waterworks Second Lien	5.00	11-1-2028	2,325,000	2,591,073

				345,313,732

8

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Indiana : 1.50%
Health Revenue : 0.28%
Indiana Finance Authority Parkview Health Project Prerefunded Bond	5.50%	5-1-2024	$4,310,000	$4,397,321
Indiana Finance Authority Parkview Health Project Unrefunded Bond	5.50	5-1-2024	945,000	963,976
Indiana HFFA Ancilla System Incorporated (National Insured)	5.25	7-1-2022	325,000	325,471
				5,686,768

Housing Revenue : 0.84%
Indiana Housing and CDA Affordable Assisted Living Project Series 2017 ##	1.80	12-1-2019	17,030,000	16,976,185

Industrial Development Revenue : 0.15%
Whiting IN BP Products North America Incorporated Project	1.85	6-1-2044	3,000,000	2,987,640

Miscellaneous Revenue : 0.06%
Michigan IN City School Building Corporation Series 2016A	5.00	1-15-2025	1,000,000	1,131,160

Utilities Revenue : 0.17%
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF0115 (JPMorgan Chase & Company LIQ) 144Aø	1.83	10-15-2019	3,500,000	3,500,000

				30,281,753

Iowa : 0.40%
Industrial Development Revenue : 0.40%
Iowa Finance Authority Midwestern Disaster Area Project (Korea Development Bank LOC) ø	1.91	4-1-2022	8,000,000	8,000,000

Kansas : 0.62%
Health Revenue : 0.06%
University of Kansas Hospital Authority Health System (U.S. Bank NA LOC) ø	1.50	9-1-2034	1,220,000	1,220,000

Industrial Development Revenue : 0.02%
Lawrence KS Series A (U.S. Bank NA LOC) ø	1.98	12-1-2018	375,000	375,000

Tax Revenue : 0.54%
Wyandotte County & Kansas City KS Special Obligation Refunding & Improvement Bonds Plaza Redevelopment Project	4.00	12-1-2028	835,000	830,140
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	27,905,000	10,143,747
				10,973,887

				12,568,887

Kentucky : 1.92%
Health Revenue : 0.17%
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015	2.75	11-15-2018	300,000	299,877
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015	3.00	11-15-2019	350,000	348,618
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015	3.35	11-15-2020	335,000	333,365
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015	5.00	11-15-2025	1,500,000	1,529,550

9

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Kentucky EDFA Norton Healthcare Incorporated Series B (National Insured) ¤	0.00%	10-1-2022	$1,000,000	$885,690
				3,397,100

Utilities Revenue : 0.52%
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	10,000,000	10,547,900

Water & Sewer Revenue : 1.23%
Louisville & Jefferson Counties KY Metropolitan Sewer and Drainage System Subordinate BAN	5.00	11-12-2018	24,900,000	24,987,648

				38,932,648

Louisiana : 1.95%
Airport Revenue : 0.06%
New Orleans LA Aviation Board General Airport Bonds Series 2015A	5.00	1-1-2032	1,000,000	1,097,580

Education Revenue : 0.30%
Louisiana Public Facilities Authority Loyola University Project Series 2011	5.25	10-1-2025	2,815,000	2,979,509
Louisiana Public Facilities Authority Loyola University Project Series 2017 ¤	0.00	10-1-2020	1,000,000	940,410
Louisiana Public Facilities Authority Loyola University Project Series 2017 ¤	0.00	10-1-2021	950,000	862,752
Louisiana Public Facilities Authority Loyola University Project Series 2017 ¤	0.00	10-1-2022	1,500,000	1,312,425
				6,095,096

Housing Revenue : 1.42%
Louisiana Housing Corporation Harmony Gaeden Estates Project Series 2017	1.86	12-1-2020	13,500,000	13,460,040
Louisiana Housing Corporation The Meadows at Nicholson Project Series 2017	1.83	5-1-2020	15,500,000	15,389,175
				28,849,215

Tax Revenue : 0.17%
St. Bernard Parish LA Series 2012	4.00	3-1-2019	3,355,000	3,381,605

				39,423,496

Maryland : 4.04%
Education Revenue : 0.14%
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2015 144A	5.25	8-1-2022	1,465,000	1,481,086
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016	5.00	8-1-2026	1,335,000	1,292,894
				2,773,980

GO Revenue : 1.38%
Maryland GO State and Local Facilities Loan of 2015	5.00	8-1-2024	8,905,000	10,015,364
Prince George’s County MD Consolidated Public Improvement Bonds Series C	4.00	8-1-2027	3,890,000	4,144,717
Prince George’s County MD Consolidated Public Improvement Bonds Series C	4.00	8-1-2028	12,960,000	13,772,203
				27,932,284

10

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.19%
Rockville MD Mayor & Council Economic Development Ingleside King Farm Project #45 Series C-3	2.50%	11-1-2024	$4,000,000	$3,922,280

Housing Revenue : 0.44%
Maryland CDA Zions Towers Series A (FHA Insured)	2.44	3-1-2020	9,000,000	8,924,670

Miscellaneous Revenue : 1.78%
Maryland Local Facilities Loan of 2013 Series A	4.00	3-1-2026	34,790,000	36,128,719

Water & Sewer Revenue : 0.11%
Baltimore MD Series A (National Insured)	5.65	7-1-2020	2,150,000	2,245,525

				81,927,458

Massachusetts : 3.74%
Education Revenue : 0.19%
Massachusetts Development Finance Agency Sabis International Charter School Series 2015	5.00	4-15-2025	1,000,000	1,097,970
Massachusetts Educational Financing Authority Series B	5.00	7-1-2023	2,460,000	2,709,247
				3,807,217

Health Revenue : 0.74%
Massachusetts Development Finance Agency Partners Healthcare System Issue Series S-3 (SIFMA Municipal Swap +0.50%) ±	2.06	7-1-2038	14,870,000	14,939,146

Miscellaneous Revenue : 2.36%
Massachusetts Series A (3 Month LIBOR +0.55%) ±	2.12	11-1-2025	14,800,000	14,705,428
Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2031	10,000,000	11,041,400
Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2032	10,000,000	11,019,700
Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2033	10,000,000	10,998,100
				47,764,628

Tax Revenue : 0.45%
Massachusetts Bay MA Transportation Authority Assessment Bonds Series A	4.00	7-1-2037	9,000,000	9,172,260

				75,683,251

Michigan : 3.39%
Airport Revenue : 0.05%
Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series C	5.00	12-1-2022	1,000,000	1,053,610

Education Revenue : 0.08%
Michigan Finance Authority Series 25-A	5.00	11-1-2019	1,500,000	1,542,465

GO Revenue : 0.52%
Constantine MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	350,000	365,803
Constantine MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,200,000	1,284,444
Forest Hills MI Public Schools	5.00	5-1-2020	1,600,000	1,673,776
Forest Hills MI Public Schools	5.00	5-1-2021	1,600,000	1,714,256
Fraser MI Public Schools District (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,000,000	1,071,940

11

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Fraser MI Public Schools District (Qualified School Board Loan Fund Insured)	5.00%	5-1-2022	$610,000	$666,724
Hudsonville MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,465,000	1,571,154
Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00	5-1-2024	1,025,000	1,077,285
Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00	5-1-2025	1,000,000	1,050,750
				10,476,132

Housing Revenue : 0.55%
Michigan Housing Development Authority Series D (Industrial and Commercial Bank of China Limited SPA) ø	1.63	6-1-2030	1,695,000	1,695,000
Michigan Housing Development Authority Series E (3 Month LIBOR +1.00%) ±	2.64	4-1-2042	9,405,000	9,512,499
				11,207,499

Miscellaneous Revenue : 0.52%
Detroit MI Wayne County Stadium Authority	5.00	10-1-2018	3,425,000	3,425,000
Michigan Finance Authority Senior Lien Distributable State Aid	5.00	11-1-2028	865,000	1,022,776
Michigan Finance Authority Senior Lien Distributable State Aid	5.00	11-1-2029	1,500,000	1,750,740
Michigan Municipal Bond Authority Local Government Loan Program Series A (Ambac Insured)	4.00	11-1-2019	500,000	500,100
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.13	5-1-2020	500,000	500,275
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	5.00	5-1-2023	1,900,000	1,901,330
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	1,500,000	1,501,620
				10,601,841

Tax Revenue : 0.83%
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.40	10-1-2020	500,000	504,430
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.60	10-1-2021	500,000	507,965
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.80	10-1-2022	500,000	512,495
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.88	10-1-2023	2,500,000	2,576,200
Michigan Finance Authority Series H-1	5.00	10-1-2021	1,565,000	1,641,388
Michigan Strategic Fund Limited Obligation Events Center Project Series A	4.13	7-1-2045	11,000,000	11,017,820
				16,760,298

Water & Sewer Revenue : 0.84%
Detroit MI Water & Sewage Department Series A	5.00	7-1-2022	1,000,000	1,088,480
Michigan Financial Authority Local Government Loan Program Series C7 (National Insured)	5.00	7-1-2022	2,000,000	2,174,720
Michigan Financial Authority Local Government Loan Program Series D1 (AGM Insured)	5.00	7-1-2022	2,700,000	2,944,971
Michigan Financial Authority Local Government Loan Program Series D1 (AGM Insured)	5.00	7-1-2023	2,000,000	2,222,440
Michigan Financial Authority Local Government Loan Program Series D6 (National Insured)	5.00	7-1-2022	2,080,000	2,261,709
Michigan Financial Authority Local Government Loan Program Series D6 (National Insured)	5.00	7-1-2023	3,670,000	4,062,543
Michigan Financial Authority Local Government Loan Program Series D6 (National Insured)	5.00	7-1-2024	2,130,000	2,380,680
				17,135,543

				68,777,388

12

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Minnesota : 0.44%
Education Revenue : 0.11%
Cologne MN Charter School Lease Academy Project Series 2014A	4.00%	7-1-2019	$170,000	$170,940
Cologne MN Charter School Lease Academy Project Series 2014A	4.00	7-1-2023	260,000	263,695
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A	4.75	9-1-2022	500,000	512,395
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A	5.00	9-1-2026	1,000,000	1,045,130
St. Paul MN Housing & RDA Great River School Project Series A 144A	4.75	7-1-2029	250,000	250,693
				2,242,853

Health Revenue : 0.33%
Kanabec County MN Firstlight Health Kanabec Hospital	2.75	12-1-2019	2,000,000	1,995,640
St. Paul MN Housing & RDA HealthEast Care System Project Series 2015A	5.25	11-15-2028	1,505,000	1,602,419
St. Paul MN Housing & RDA HealthEast Care System Project Series 2015A	5.25	11-15-2035	2,850,000	3,034,481
				6,632,540

				8,875,393

Mississippi : 0.56%
Health Revenue : 0.25%
Mississippi HFFA Baptist Health System Series A (SIFMA Municipal Swap +1.30%) ±	2.86	8-15-2036	5,000,000	5,041,150

Industrial Development Revenue : 0.31%
Perry County MS PCR Leaf River Forest Products Incorporated Project (Georgia-Pacific LLC LOC) 144Aø	1.77	2-1-2022	6,215,000	6,215,000

				11,256,150

Missouri : 0.91%
Health Revenue : 0.11%
Lees Summit MO IDA Senior Living Facilities Revenue Series A	5.00	8-15-2019	1,000,000	1,019,170
Lees Summit MO IDA Senior Living Facilities Revenue Series A	5.00	8-15-2020	1,075,000	1,115,162
				2,134,332

Miscellaneous Revenue : 0.43%
Branson MO IDA Branson Shoppes Series A	3.00	11-1-2018	250,000	250,188
Branson MO IDA Branson Shoppes Series A	3.00	11-1-2019	800,000	804,400
Branson MO IDA Branson Shoppes Series A	3.00	11-1-2021	350,000	349,993
Branson MO IDA Branson Shoppes Series A	4.00	11-1-2022	350,000	360,353
Branson MO IDA Branson Shoppes Series A	4.00	11-1-2023	750,000	769,058
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	3.00	3-1-2020	900,000	906,453
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2021	930,000	958,049
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2022	970,000	1,001,554
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2023	1,010,000	1,043,411
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00	3-1-2024	1,000,000	1,076,940

13

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00%	3-1-2025	$1,105,000	$1,190,240
				8,710,639

Tax Revenue : 0.17%
Arnold MO Real Property Arnold Triangle Redevelopment Project Series A	3.75	5-1-2023	1,415,000	1,417,335
Lees Summit MO Summit Fair Project Series 2017 144A	3.50	11-1-2023	630,000	620,330
Richmond Heights MO Francis Place Redevelopment Project	5.63	11-1-2025	1,500,000	1,500,060
				3,537,725

Water & Sewer Revenue : 0.20%
Kansas City MO Sanitation Sewer System Revenue Series B %%	5.00	1-1-2020	400,000	414,884
Kansas City MO Sanitation Sewer System Revenue Series B %%	5.00	1-1-2021	575,000	611,570
Kansas City MO Sanitation Sewer System Revenue Series B %%	5.00	1-1-2023	805,000	894,395
Kansas City MO Sanitation Sewer System Revenue Series B %%	5.00	1-1-2025	810,000	930,358
Kansas City MO Sanitation Sewer System Revenue Series B %%	5.00	1-1-2027	700,000	821,044
Kansas City MO Sanitation Sewer System Revenue Series B %%	5.00	1-1-2028	275,000	325,922
				3,998,173

				18,380,869

Nebraska : 0.45%
Utilities Revenue : 0.45%
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2025	3,290,000	3,671,903
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2026	3,750,000	4,210,163
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2027	1,000,000	1,129,510
				9,011,576

Nevada : 0.25%
GO Revenue : 0.25%
Tender Option Bond Trust Receipts/Certificates Nevada Water District (JPMorgan Chase & Company LIQ) 144Aø	1.74	6-1-2020	5,000,000	5,000,000

New Hampshire : 0.48%
Health Revenue : 0.48%
New Hampshire Covenant Health Systems Series B	5.00	7-1-2028	6,400,000	6,443,712
New Hampshire HEFA Hillside Village Issue Series 2017C 144A	3.50	7-1-2022	3,350,000	3,353,786
				9,797,498

New Jersey : 5.82%
Airport Revenue : 0.26%
South Jersey NJ Port Corporation Marine Terminal Series 2012	4.00	1-1-2022	1,600,000	1,641,600
South Jersey NJ Port Corporation Marine Terminal Series S-2	5.00	1-1-2023	1,665,000	1,784,430
South Jersey NJ Port Corporation Marine Terminal Series S-2	5.00	1-1-2024	1,750,000	1,893,045
				5,319,075

14

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue : 0.19%
New Jersey Higher Education Student Assistance Authority Series 2017-1B	5.00%	12-1-2020	$2,250,000	$2,369,160
New Jersey Higher Education Student Assistance Authority Series 2017-1B	5.00	12-1-2021	1,390,000	1,490,650
				3,859,810

GO Revenue : 0.02%
Paterson NJ General Improvement (AGM Insured)	5.00	6-15-2020	400,000	406,036

Health Revenue : 0.74%
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XG0047 (AGC Insured, Deutsche Bank LIQ) 144Aø	1.66	7-1-2038	15,000,000	15,000,000

Industrial Development Revenue : 0.14%
New Jersey EDA Elite Pharmaceuticals Project Series A	6.50	9-1-2030	375,000	342,011
New Jersey EDA The Goethals Bridge Replacement Project	5.00	7-1-2020	500,000	523,235
New Jersey EDA The Goethals Bridge Replacement Project	5.00	1-1-2021	585,000	618,193
New Jersey EDA The Goethals Bridge Replacement Project	5.00	7-1-2021	900,000	960,831
New Jersey EDA The Goethals Bridge Replacement Project	5.00	1-1-2023	400,000	437,340
				2,881,610

Miscellaneous Revenue : 1.60%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bond Series A	3.13	7-1-2029	6,000,000	5,799,720
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.38	7-1-2030	9,705,000	9,469,654
New Jersey EDA School Facilities Construction Project Prerefunded Bond Series EE	5.50	9-1-2021	2,025,000	2,183,213
New Jersey EDA School Facilities Construction Project Series EE	5.25	9-1-2025	1,800,000	1,891,872
New Jersey EDA School Facilities Construction Project Series K (Ambac Insured)	5.25	12-15-2020	3,000,000	3,178,290
New Jersey EDA School Facilities Construction Project Series NN (AGM Insured)	5.00	3-1-2024	1,645,000	1,786,404
New Jersey TTFA Series A	5.00	6-15-2022	4,815,000	5,095,137
Newark NJ Housing Authority (National Insured)	5.25	1-1-2019	2,995,000	3,018,511
				32,422,801

Tax Revenue : 0.04%
New Jersey EDA School Facilities Construction Project Unrefunded Bond Series EE	5.50	9-1-2021	750,000	798,015

Transportation Revenue : 2.83%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2026	12,000,000	8,671,440
New Jersey TTFA Series A	5.25	12-15-2020	1,900,000	2,009,554
New Jersey TTFA Series A	5.25	6-15-2022	2,785,000	2,965,050
New Jersey TTFA Series AA	5.00	6-15-2023	1,350,000	1,442,921
New Jersey TTFA Series AA	5.00	6-15-2023	4,665,000	5,073,327
New Jersey TTFA Series B	5.00	6-15-2020	2,150,000	2,242,644
New Jersey TTFA Series D	5.00	12-15-2023	6,960,000	7,611,595
New Jersey TTFA Series DC8033 (Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	1.84	12-15-2022	27,295,000	27,295,000
				57,311,531

				117,998,878

15

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
New Mexico : 0.85%
Education Revenue : 0.01%
New Mexico Educational Assistance Foundation Series A2 (3 Month LIBOR +0.65%) ±	2.97%	12-1-2028	$155,000	$154,974

Utilities Revenue : 0.84%
New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Bond Series B (1 Month LIBOR +0.75%) (Royal Bank of Canada SPA) ±	2.17	11-1-2039	17,100,000	17,113,851

				17,268,825

New York : 5.94%
Airport Revenue : 2.36%
New York Transportation Development Corporation Special Facilities Bonds Series 2018	5.00	1-1-2025	11,030,000	12,237,895
Port Authority of New York & New Jersey Consolidated Bonds One Hundred Eighty-Fifth Series	5.00	9-1-2028	5,000,000	5,575,350
Port Authority of New York & New Jersey Consolidated Bonds One Hundred Seventy-Second Series	5.00	10-1-2027	5,000,000	5,379,600
Port Authority of New York & New Jersey Consolidated Bonds Two Hundred Seventh Series	5.00	9-15-2027	21,270,000	24,714,889
				47,907,734

Education Revenue : 0.39%
Albany NY IDA Foundation State University Project Series A ø	1.81	7-1-2032	2,675,000	2,675,000
Build New York City Resource Corporation Bronx Charter School for International Cultures & Arts Series A	3.88	4-15-2023	1,000,000	1,007,230
Hempstead Town NY Local Development Corporation Academy Charter School Project Series A	5.45	2-1-2027	2,880,000	2,737,238
Hempstead Town NY Local Development Corporation Academy Charter School Project Series A	6.47	2-1-2033	1,435,000	1,419,014
				7,838,482

Health Revenue : 0.35%
Monroe County NY Industrial Development Corporation Unity Hospital Rochester Project (FHA Insured)	4.20	8-15-2025	7,195,000	7,203,850

Housing Revenue : 0.70%
East Rochester NY Housing Authority Home Good Sheperd Project Series A (Royal Bank of Scotland LOC) ø	1.71	12-1-2036	2,590,000	2,590,000
New York HFA Affordable Housing Project Series M (GNMA/FNMA/FHLMC Insured)	2.00	5-1-2021	9,375,000	9,323,438
New York HFA Affordable Housing Project Series M (GNMA/FNMA/FHLMC Insured)	2.00	5-1-2021	2,250,000	2,237,625
				14,151,063

Tax Revenue : 0.37%
New York Metropolitan Transportation Authority Dedicated Tax Fund (SIFMA Municipal Swap +0.95%) ±	2.51	11-1-2019	7,500,000	7,555,950

Tobacco Revenue : 0.06%
Suffolk County NY Tobacco Asset Securitization Corporation	5.00	6-1-2019	575,000	588,196
Suffolk County NY Tobacco Asset Securitization Corporation	5.00	6-1-2020	625,000	659,425
				1,247,621

16

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Transportation Revenue : 0.72%
New York Triborough Bridge & Tunnel Authority Series B (United States SOFR +0.50%) ±%%	1.97%	11-15-2038	$14,500,000	$14,500,000

Utilities Revenue : 0.99%
Long Island NY Power Authority Electric System Series C (1 Month LIBOR +0.75%) ±	2.31	5-1-2033	15,000,000	14,985,900
New York NY IDA Brooklyn Navy Yard Cogeneration Partners LP	5.65	10-1-2028	5,000,000	5,047,800
				20,033,700

				120,438,400

Ohio : 0.63%
Education Revenue : 0.10%
Portage County OH Port Authority Northeast Ohio Medical University Project	5.00	12-1-2026	1,980,000	2,070,803

Health Revenue : 0.29%
Akron OH Bath and Copley Joint Township Hospital District	5.00	1-1-2031	2,000,000	2,163,400
Allen County OH Hospital Facilities Revenue Bonds Series B	5.00	8-1-2047	2,500,000	2,730,475
Hamilton County OH Healthcare Series 2017	3.00	1-1-2022	905,000	904,692
				5,798,567

Resource Recovery Revenue : 0.24%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series E	5.63	10-1-2019	4,850,000	4,946,370

				12,815,740

Other : 0.06%
Miscellaneous Revenue : 0.06%
Public Housing Capital Fund Trust II (HUD Insured) 144A	4.50	7-1-2022	1,173,619	1,168,384

Pennsylvania : 5.51%
Education Revenue : 0.72%
Chester County PA IDA Avon Grove Charter School Project Series 2017A	4.00	12-15-2027	2,250,000	2,237,895
Chester County PA IDA Collegium Charter School Project Series A	3.70	10-15-2022	1,150,000	1,152,289
Montgomery County PA HEFAR Arcadia University	5.00	4-1-2022	1,575,000	1,690,763
Montgomery County PA HEFAR Arcadia University	5.00	4-1-2023	1,605,000	1,746,866
Philadelphia PA IDA Charter School Project A	4.50	8-1-2026	3,365,000	3,404,707
Philadelphia PA IDA Charter School Project Series 2016B	4.88	8-1-2026	2,190,000	2,211,878
Philadelphia PA IDA Tacony Academy Christian School Project Series A-1	6.25	6-15-2023	630,000	672,361
Philadelphia PA IDA University of the Arts Series 2017 144A	5.00	3-15-2019	325,000	326,797
Philadelphia PA IDA University of the Arts Series 2017 144A	5.00	3-15-2021	1,205,000	1,234,848
				14,678,404

GO Revenue : 1.27%
Allegheny County PA Penn Hills Schools District Series 2015 (Build America Mutual Assurance Company Insured)	5.00	11-15-2022	340,000	371,810
Allegheny County PA Penn Hills Schools District Series 2015 (Build America Mutual Assurance Company Insured)	5.00	11-15-2023	1,025,000	1,133,373
Philadelphia PA School District Series B	3.13	9-1-2020	200,000	203,070
Philadelphia PA School District Series D	5.00	9-1-2021	2,000,000	2,147,220
Philadelphia PA School District Series D	5.00	9-1-2022	3,565,000	3,879,968

17

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Philadelphia PA School District Series E	5.25%	9-1-2022	$1,525,000	$1,599,649
Philadelphia PA School District Series E	5.25	9-1-2023	5,770,000	6,046,902
Philadelphia PA School District Series F	5.00	9-1-2022	5,000,000	5,441,750
Scranton PA School District Series A	5.00	6-1-2024	750,000	812,123
Scranton PA School District Series A	5.00	6-1-2025	1,000,000	1,087,800
Scranton PA School District Series B (National Insured)	5.00	6-1-2024	665,000	720,082
Scranton PA School District Series B (National Insured)	5.00	6-1-2025	710,000	774,546
Scranton PA Series 2017 144A	5.00	9-1-2023	1,355,000	1,447,248
				25,665,541

Health Revenue : 1.03%
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B	3.06	11-1-2039	8,850,000	8,984,963
Butler County PA Hospital Authority Series A (BMO Harris Bank NA LOC) ø	1.55	10-1-2042	700,000	700,000
Fulton County PA IDA Medical Center Project	2.40	7-1-2020	1,600,000	1,570,640
Montgomery County PA Higher Education and Thomas Jefferson University (SIFMA Municipal Swap +0.72%) ±	2.28	9-1-2051	3,500,000	3,498,565
Pennsylvania Tender Option Bond Trust Receipts/Floater Certificates Berks County IDA Health Series 2018-XM0594 (Barclays Bank plc LIQ) 144Aø	1.68	11-1-2050	4,625,000	4,625,000
Quakertown PA Health Facilities Authority Series A	3.13	7-1-2021	1,500,000	1,474,920
				20,854,088

Industrial Development Revenue : 0.93%
Montgomery County PA IDA Peco Energy Company Project Series A	2.60	3-1-2034	8,500,000	8,476,285
Montgomery County PA IDA Peco Energy Company Project Series B	2.55	6-1-2029	10,340,000	10,314,667
				18,790,952

Miscellaneous Revenue : 0.57%
Allegheny County PA IDA Carnegie Museums of Pittsburgh (Citizens Bank LOC) ø	1.60	8-1-2032	6,780,000	6,780,000
Pennsylvania Public School Building Authority	5.00	4-1-2019	4,650,000	4,715,426
				11,495,426

Transportation Revenue : 0.50%
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +1.27%) ±	2.83	12-1-2020	10,000,000	10,151,100

Water & Sewer Revenue : 0.49%
Pittsburgh PA Water & Sewer Authority Series C (1 Month LIBOR +0.64%) (AGM Insured) ±	2.14	9-1-2040	10,000,000	10,007,900

				111,643,411

Rhode Island : 0.10%
Housing Revenue : 0.00%
Rhode Island Housing & Mortgage Finance	6.50	4-1-2027	15,000	15,065

Miscellaneous Revenue : 0.10%
Providence RI RDA Series A	5.00	4-1-2022	1,940,000	2,078,574

				2,093,639

18

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
South Carolina : 1.94%
Education Revenue : 0.17%
South Carolina Jobs EDA East Point Academy Project Series A 144A	2.25%	5-1-2019	$2,500,000	$2,488,550
South Carolina Jobs EDA York Preparatory Academy Project Series A	5.75	11-1-2023	835,000	855,608
				3,344,158

Health Revenue : 0.49%
South Carolina Tender Option Bond Trust Receipts/Floater Certificates Series 2018-BAML0003 (Bank of America NA LOC, Bank of America NA LIQ) 144Aø	1.82	8-1-2035	10,000,000	10,000,000

Miscellaneous Revenue : 0.27%
Lee County SC School Facilities Incorporated (AGM Insured)	2.00	6-1-2020	185,000	183,385
Lee County SC School Facilities Incorporated (AGM Insured)	4.00	12-1-2019	560,000	570,662
Lee County SC School Facilities Incorporated (AGM Insured)	4.00	12-1-2020	375,000	387,728
South Carolina Transportation Infrastructure Refunding Bonds Series A	5.00	10-1-2032	4,025,000	4,291,012
				5,432,787

Resource Recovery Revenue : 0.16%
South Carolina Jobs EDA Solid Waste Disposal RePower South Berkeley LLC 144A	5.25	2-1-2027	3,310,000	3,268,062

Utilities Revenue : 0.85%
Patriots Energy Group Financing Agency South Carolina Series A	4.00	10-1-2048	16,380,000	17,280,081

				39,325,088

South Dakota : 0.05%
Health Revenue : 0.05%
South Dakota HEFA	4.50	9-1-2019	990,000	1,013,473

Tennessee : 0.96%
Tax Revenue : 0.04%
Bristol TN Industrial Development Board Sales Tax CAB Series B 144A¤	0.00	12-1-2031	2,000,000	918,440

Utilities Revenue : 0.92%
Tennessee Energy Acquisition Corporation	4.00	11-1-2049	2,000,000	2,100,620
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	10,000,000	10,468,500
Tennessee Energy Acquisition Corporation Series A	5.25	9-1-2020	4,720,000	4,970,962
Tennessee Energy Acquisition Corporation Series B	5.63	9-1-2026	925,000	1,046,841
				18,586,923

				19,505,363

Texas : 14.78%
Airport Revenue : 1.47%
Dallas Fort Worth TX International Airport Improvement Bonds AMT Series H	5.00	11-1-2037	22,000,000	23,185,360
Dallas Fort Worth TX International Airport Refunding Bonds AMT Series A	5.00	11-1-2032	3,375,000	3,662,651

19

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Airport Revenue (continued)
Houston TX Airport System Subordinate Refunding Bonds AMT Series A	5.00%	7-1-2031	$2,750,000	$2,950,503
				29,798,514

Education Revenue : 1.79%
Arlington TX Higher Education Finance Corporate Education Series A	4.00	6-15-2026	695,000	685,896
Austin TX Community College District Series A	4.00	2-1-2023	320,000	340,253
Clifton TX Higher Education Finance Corporation International Leadership Series 2015A	4.63	8-15-2025	8,905,000	8,980,158
Clifton TX Higher Education Finance Corporation Uplift Education Series A	4.00	12-1-2025	3,635,000	3,785,962
New Hope TX Cultural Education Facilities Finance Corporation Jubilee Academic Center 144A	3.38	8-15-2021	1,580,000	1,563,426
Newark TX Higher Educational Finance Corporation Charter Schools Incorporated Series 2015 A 144A	4.63	8-15-2025	1,485,000	1,536,589
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (3 Month LIBOR +1.00%) ±	3.34	4-1-2037	1,515,000	1,529,968
Texas PFA Southern University Financing System (Build America Mutual Assurance Company Insured)	5.00	11-1-2020	1,715,000	1,801,007
Texas PFA Southern University Financing System (Build America Mutual Assurance Company Insured)	5.00	11-1-2021	1,275,000	1,365,780
University of Texas Board of Regents Series 2017C	5.00	8-15-2025	4,750,000	5,498,410
University of Texas Board of Regents Series 2017C	5.00	8-15-2026	7,780,000	9,118,938
				36,206,387

GO Revenue : 7.05%
Brownsville TX Independent School District Series 2017	4.00	8-15-2021	9,555,000	10,006,092
Dallas TX GO Refunding & Improvement Bond Series 2017	5.00	2-15-2023	7,105,000	7,872,979
Denton TX Independent School District Refunding Bonds Series B	5.00	8-15-2032	5,000,000	5,454,300
Houston TX Public Improvement Refunding Bonds Series A	4.00	3-1-2031	10,110,000	10,529,363
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2020	11,000,000	11,451,330
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2024	3,400,000	3,842,544
Katy TX Independent School District Series 2016A	5.00	2-15-2023	1,415,000	1,577,286
Leander TX Independent School District CAB Bonds Series 2014C ¤	0.00	8-15-2035	2,975,000	1,474,559
Northside TX Independent School District Building Bonds Series 2018	2.75	8-1-2048	11,275,000	11,381,774
Pearland TX Permanent Improvement Series 2015	5.00	3-1-2021	1,000,000	1,066,920
Texas Tax & Revenue Anticipation Notes	4.00	8-29-2019	16,810,000	17,119,472
Texas Transportation Commission Mobility Fund & Refunding Bonds Series A	5.00	10-1-2030	40,760,000	46,039,235
Texas Transportation Commission Mobility Fund Bonds Series B (SIFMA Municipal Swap +0.30%) ±	1.94	10-1-2041	15,000,000	15,000,000
				142,815,854

Health Revenue : 0.61%
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016	1.95	2-15-2019	500,000	498,085
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016	5.00	2-15-2020	810,000	829,132
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016	5.00	2-15-2021	560,000	580,339
New Hope TX Cultural Education Facilities Finance Corporation Hospital Series 2017A	5.00	8-15-2024	1,000,000	1,136,250
New Hope TX Cultural Education Facilities Finance Corporation Hospital Series 2017A	5.00	8-15-2026	2,000,000	2,331,800
New Hope TX Cultural Education Facilities Finance Corporation Presbyterian Village North Project %%	5.00	10-1-2019	405,000	411,820
New Hope TX Cultural Education Facilities Finance Corporation Presbyterian Village North Project %%	5.00	10-1-2020	680,000	701,420
New Hope TX Cultural Education Facilities Finance Corporation Presbyterian Village North Project %%	5.00	10-1-2023	1,570,000	1,652,127

20

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
New Hope TX Cultural Education Facilities Finance Corporation The Langford Project Series B-2	3.00%	11-15-2021	$45,000	$44,668
Tarrant County TX Cultural Education Facilities Finance Corporation Buckner Senior Living-Ventana Project	3.88	11-15-2022	4,315,000	4,291,311
				12,476,952

Housing Revenue : 0.44%
New Hope TX Cultural Education Facilities Finance Corporation Student Housing Project Series A	3.25	8-1-2019	5,000,000	4,986,950
New Hope TX Cultural Education Facilities Finance Corporation Student Housing Tarleton State University Project	5.38	4-1-2028	1,845,000	1,990,183
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A	4.00	4-1-2020	185,000	188,615
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A	4.00	4-1-2021	310,000	318,609
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A	4.00	4-1-2022	870,000	899,850
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A	5.00	4-1-2025	480,000	526,781
				8,910,988

Industrial Development Revenue : 0.08%
Austin Convention Enterprises Incorporated Series 2017B	5.00	1-1-2019	600,000	603,564
Austin Convention Enterprises Incorporated Series 2017B	5.00	1-1-2020	500,000	518,245
Austin Convention Enterprises Incorporated Series 2017B	5.00	1-1-2021	500,000	530,515
				1,652,324

Miscellaneous Revenue : 0.12%
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (National/FHA Insured)	7.65	7-1-2022	2,125,000	2,366,421

Resource Recovery Revenue : 0.89%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B ø	1.70	4-1-2040	8,600,000	8,600,000
Port Arthur TX Navigation District Motiva Enterprises LLC Project Series A ø	1.70	4-1-2040	9,450,000	9,450,000
				18,050,000

Transportation Revenue : 1.48%
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2021	1,000,000	1,059,670
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2023	500,000	550,265
North Texas Tollway Authority System Refunding Bonds Series C (SIFMA Municipal Swap +0.67%) ±	2.23	1-1-2038	3,850,000	3,853,157
Texas Private Activity Bond Surface Transportation Corporation	7.00	6-30-2040	1,250,000	1,341,363
Texas Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XM0085 (Barclays Bank plc LIQ) 144Aø	1.76	7-1-2021	14,715,000	14,715,000
Texas Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XM0561 (Bank of America NA LIQ) 144Aø	1.75	1-1-2048	8,440,000	8,440,000
				29,959,455

Water & Sewer Revenue : 0.85%
Dallas TX Waterworks Refunding Bonds Series A	5.00	10-1-2029	15,000,000	17,338,200

				299,575,095

21

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Utah : 0.26%
Airport Revenue : 0.13%
Utah Tender Option Bond Trust Receipts/Floater Certificates Series 2017-ZF0540 (JPMorgan Chase & Company LIQ) 144Aø	1.74%	1-1-2025	$2,700,000	$2,700,000

Education Revenue : 0.07%
Utah Charter School Finance Authority Ronald Wilson Reagan Academy Project Series A 144A	3.50	2-15-2026	1,565,000	1,491,054

Miscellaneous Revenue : 0.06%
Utah Infrastructure Agency Telecommunications Series 2017	2.00	10-15-2018	535,000	534,984
Utah Infrastructure Agency Telecommunications Series 2017	2.00	10-15-2019	625,000	622,706
				1,157,690

				5,348,744

Vermont : 0.61%
Education Revenue : 0.61%
Vermont Student Assistance Corporation Series A	5.00	6-15-2021	1,800,000	1,903,284
Vermont Student Assistance Corporation Series A	5.00	6-15-2022	550,000	589,050
Vermont Student Assistance Corporation Series A	5.00	6-15-2023	1,200,000	1,303,932
Vermont Student Assistance Corporation Series B Class B (1 Month LIBOR +1.00%) ±	3.11	6-2-2042	8,468,251	8,425,995
Vermont Student Assistance Corporation Series B Class-A1 (3 Month LIBOR +1.50%) ±	3.82	6-1-2022	82,500	82,618
				12,304,879

Virginia : 1.34%
Health Revenue : 0.07%
Prince William County VA IDA Westminster At Lake Ridge Series 2016	2.00	1-1-2019	600,000	599,628
Prince William County VA IDA Westminster At Lake Ridge Series 2016	2.25	1-1-2020	910,000	908,426
				1,508,054

Transportation Revenue : 0.33%
Virginia Commonwealth Transportation Board Capital Projects Series 2017A	5.00	5-15-2024	3,000,000	3,412,770
Virginia Commonwealth Transportation Board Capital Projects Series 2017A	5.00	5-15-2025	2,750,000	3,176,030
				6,588,800

Utilities Revenue : 0.94%
Louisa VA Electric and Power IDA Series 2008B	2.15	11-1-2035	19,050,000	18,978,944

				27,075,798

Washington : 1.44%
Health Revenue : 0.85%
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) ±	2.96	1-1-2035	11,000,000	11,163,790
Washington Health Care Facilities Authority Fred Hutchinson Cancer Research (1 Month LIBOR +1.10%) ±	2.59	1-1-2042	6,050,000	6,113,646
				17,277,436

22

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Housing Revenue : 0.22%
Seattle WA Housing Authority Newholly Phase I Series B	1.25%	4-1-2019	$4,505,000	$4,476,123

Resource Recovery Revenue : 0.12%
Washington State EDFA Waste Management 144A	2.13	6-1-2020	2,500,000	2,486,000

Tax Revenue : 0.25%
Washington Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XM0681 (Citibank NA LIQ) 144Aø	1.62	7-1-2026	5,000,000	5,000,000

				29,239,559

West Virginia : 0.33%
Tax Revenue : 0.06%
Monongalia County WV Commission Special District University Town Center Series A 144A	4.50	6-1-2027	1,250,000	1,236,688

Utilities Revenue : 0.27%
West Virginia Economic Development Refunding Bond Wheeling Power Company	3.00	6-1-2037	5,450,000	5,428,473

				6,665,161

Wisconsin : 3.24%
Airport Revenue : 0.11%
Wisconsin PFA Airport Series C	5.00	7-1-2022	2,090,000	2,227,083

Education Revenue : 0.49%
Corvian County WI Community School Revenue 144A	4.25	6-15-2029	1,085,000	1,089,850
Milwaukee WI RDA Milwaukee School of Engineering Project (AGM Insured)	4.10	4-1-2032	1,000,000	1,026,550
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	4.75	8-1-2023	1,015,000	1,053,397
Pine Lake WI PFA Preparatory Series 2015 144A	4.35	3-1-2025	2,420,000	2,442,869
Wisconsin HEFA Beloit College	3.00	7-1-2022	100,000	97,159
Wisconsin HEFA Beloit College	3.00	7-1-2023	610,000	584,606
Wisconsin HEFA Beloit College	4.00	7-1-2024	600,000	596,316
Wisconsin HEFA Beloit College	4.00	7-1-2025	720,000	709,092
Wisconsin HEFA Beloit College	5.00	7-1-2027	795,000	819,120
Wisconsin HEFA Beloit College	5.00	7-1-2028	75,000	76,685
Wisconsin HEFA Beloit College	5.00	7-1-2029	200,000	203,064
Wisconsin PFA Roseman University of Health Sciences Project Series 2012	5.00	4-1-2022	1,195,000	1,252,324
				9,951,032

GO Revenue : 0.88%
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2022	1,245,000	1,356,465
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2023	1,860,000	2,066,665
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2024	1,000,000	1,127,660
Wisconsin Series A	4.00	5-1-2030	12,720,000	13,311,607
				17,862,397

Health Revenue : 1.09%
Public Finance Authority Senior Living Marylhurst Project Series 2017B 144A	3.00	11-15-2022	2,200,000	2,201,100
Wisconsin HEFA Bellin Memorial Hospital Series 2015	3.00	12-1-2020	745,000	758,306
Wisconsin HEFA Bellin Memorial Hospital Series 2015	5.00	12-1-2022	755,000	833,263
Wisconsin HEFA Health Care Series 2010A	5.00	6-1-2030	14,330,000	15,012,825

23

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Wisconsin PFA Bancroft Neurohealth Project Series A 144A	4.00%	6-1-2019	$1,270,000	$1,281,341
Wisconsin PFA Bancroft Neurohealth Project Series A 144A	4.00	6-1-2020	635,000	645,935
Wisconsin PFA Bancroft Neurohealth Project Series A 144A	4.00	6-1-2021	1,370,000	1,398,071
				22,130,841

Housing Revenue : 0.08%
Wisconsin Housing & EDA President House Project (Associated Trust Company NA LOC) ø	1.66	8-1-2046	1,585,000	1,585,000

Water & Sewer Revenue : 0.59%
Wisconsin Clean Water Refunding Bonds Series 2012	5.00	6-1-2023	310,000	346,806
Wisconsin Clean Water Refunding Bonds Series 2013	5.00	6-1-2024	2,285,000	2,567,060
Wisconsin Clean Water Refunding Bonds Series 2015	5.00	6-1-2023	3,355,000	3,753,339
Wisconsin Clean Water Refunding Bonds Series 2015	5.00	6-1-2025	3,045,000	3,470,478
Wisconsin Clean Water Refunding Bonds Series 2015	5.00	6-1-2026	1,525,000	1,738,088
				11,875,771

				65,632,124

Wyoming : 0.06%
Utilities Revenue : 0.06%
Sweetwater County WY Pollution Control PacifiCorp Series B ø	1.64	12-1-2020	1,305,000	1,305,000

Total Municipal Obligations (Cost $2,011,940,373)				2,014,292,276

Other : 0.49%
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A 144A§øø	1.86	10-1-2047	10,000,000	10,000,000

Total Other (Cost $10,000,000)				10,000,000

	Yield		Shares
Short-Term Investments : 0.27%
Investment Companies : 0.22%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##	1.46		4,455,990	4,460,892

			Principal
U.S. Treasury Securities : 0.05%
U.S. Treasury Bill (z)#	2.09	12-13-2018	$1,036,000	1,031,541

Total Short-Term Investments (Cost $5,492,469)				5,492,433

Total investments in securities (Cost $2,027,432,842)	100.17%			2,029,784,709
Other assets and liabilities, net	(0.17)			(3,438,843)

Total net assets	100.00%			$2,026,345,866

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.

24

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2018 (unaudited)

##	All or a portion of this security is segregated for when-issued securities.
§	The security is subject to a demand feature which reduces the effective maturity.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

25

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	330	12-31-2018	$69,680,161	$69,542,344	$0	$(137,817)
5-Year U.S. Treasury Notes	960	12-31-2018	108,421,387	107,977,500	0	(443,887)
10-Year U.S. Treasury Notes	190	12-19-2018	22,862,629	22,568,438	0	(294,191)

					$0	$(875,895)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	10,804,761	175,441,763	181,790,534	4,455,990	$4,460,892	0.22%

Wells Fargo Strategic Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$2,014,292,276	$0	$2,014,292,276
Other	0	10,000,000	0	10,000,000
Short-term investments
Investment companies	4,460,892	0	0	4,460,892
U.S. Treasury securities	1,031,541	0	0	1,031,541

Total assets	$5,492,433	$2,024,292,276	$0	$2,029,784,709

Liabilities
Futures contracts	$0	$875,895	$0	$875,895

Total liabilities	$0	$875,895	$0	$875,895

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At September 30, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 95.90%
Alabama : 2.97%
GO Revenue : 0.30%
Jefferson County AL Series A	4.90%	4-1-2021	$8,145,000	$8,332,905

Health Revenue : 0.67%
Alabama Health Care Authority for Baptist Health Series B (AGC Insured) (m)	1.89	11-15-2037	5,025,000	5,025,000
Alabama Health Care Authority for Baptist Health Series B ø	2.13	11-1-2042	13,295,000	13,295,000
				18,320,000

Utilities Revenue : 2.00%
Alabama Black Belt Energy Gas District Series 2017A (Royal Bank of Canada LIQ)	4.00	8-1-2047	4,280,000	4,480,004
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	7-1-2046	18,635,000	19,326,172
Chatom AL Industrial Development Board Alabama Electric Series A (National Rural Utilities Cooperative Finance SPA) ø	1.65	8-1-2037	6,820,000	6,810,247
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0184 (Morgan Stanley Bank LIQ) ø144A	1.96	9-1-2046	24,555,000	24,555,000
				55,171,423

				81,824,328

Arizona : 2.18%
Education Revenue : 0.09%
Phoenix AZ IDA BASIS Schools Incorporated Project Series A 144A	3.00	7-1-2020	1,535,000	1,517,440
Pima County AZ IDA Charter Schools Refunding Bond Project Series Q	4.00	7-1-2019	945,000	954,979
				2,472,419

GO Revenue : 0.11%
Maricopa County AZ Gilbert Unified School District #41 (Build America Mutual Assurance Company Insured)	3.00	7-1-2019	3,005,000	3,029,791

Health Revenue : 1.61%
Maricopa County AZ IDA Series A	5.00	1-1-2048	3,910,000	4,301,156
Scottsdale AZ IDA Healthcare Series F (AGM Insured) (m)	1.79	9-1-2045	40,175,000	40,175,000
				44,476,156

Industrial Development Revenue : 0.37%
Chandler AZ Industrial Development Authority Intel Corporation Project	2.70	12-1-2037	3,200,000	3,182,592
Phoenix AZ IDA Various Republic Services Incorporated Projects	1.85	12-1-2035	7,000,000	6,998,740
				10,181,332

				60,159,698

Arkansas : 0.27%
Housing Revenue : 0.27%
Arkansas Development Finance Authority Pine Bluff Conversion Project	1.69	11-1-2021	7,430,000	7,390,472

California : 8.78%
Airport Revenue : 0.54%
California Tender Option Bond Trust Receipts/Certificates Floaters Series 2018-XG0175 (Morgan Stanley Bank LIQ) ø144A	1.76	5-1-2042	15,000,000	15,000,000

1

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue : 1.64%
California Refunding Bond Series A (SIFMA Municipal Swap +0.25%) ±	1.81%	5-1-2033	$21,505,000	$21,533,172
California Series B (SIFMA Municipal Swap +0.38%) ±	1.94	12-1-2027	6,730,000	6,746,556
California Series D (SIFMA Municipal Swap +0.29%) ±	1.85	12-1-2028	16,910,000	16,936,211
				45,215,939

Health Revenue : 3.74%
California Municipal Finance Authority BAN Open Door Community Health Centers	4.80	11-15-2018	4,690,000	4,697,457
California Statewide CDA Health Facilities Catholic Series D (AGM Insured) (m)	1.81	7-1-2041	22,450,000	22,450,000
California Statewide CDA Health Facilities Catholic Series E (AGM Insured) (m)	1.70	7-1-2040	24,850,000	24,850,000
California Statewide CDA Health Facilities Catholic Series F (AGM Insured) (m)	1.81	7-1-2040	13,300,000	13,300,000
California Tender Option Bond Trust Receipts/Floater Certificates Series 2017-013 (Barclays Bank plc LOC, Barclays Bank plc LIQ) ø144A	1.71	8-15-2051	8,710,000	8,710,000
California Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XG0175 (Bank of America NA LIQ) ø144A	1.69	3-1-2039	5,300,000	5,300,000
Palomar CA Pomerado Health Care District Certificate of Participation Series C (AGM Insured) (m)	2.12	11-1-2036	400,000	400,000
Palomar Pomerado CA Health Care District Certificate of Participation Series A (AGM Insured) (m)	2.08	11-1-2036	11,500,000	11,500,000
Palomar Pomerado CA Health Care District Certificate of Participation Series B (AGM Insured) (m)	2.08	11-1-2036	11,725,000	11,725,000
				102,932,457

Housing Revenue : 0.13%
California PFA Multifamily Housing 2016 Series C	1.45	12-1-2019	3,620,000	3,616,561

Miscellaneous Revenue : 1.11%
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-2 (3 Month LIBOR +0.37%) ±	2.00	4-1-2038	25,640,000	25,687,947
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series B2 (1 Month LIBOR +0.20%) ±	1.68	10-1-2047	5,000,000	4,997,600
				30,685,547

Transportation Revenue : 0.09%
Bay Area CA Toll Authority San Francisco Bay Area Toll Bridge Series C	1.88	4-1-2047	2,345,000	2,345,258

Utilities Revenue : 1.53%
Los Angeles CA DW&P Series B	5.00	12-1-2018	41,945,000	42,064,543

				241,860,305

Colorado : 0.89%
Airport Revenue : 0.14%
Denver CO City & County Airport Subordinate Bond Series A	5.00	11-15-2018	390,000	391,478
Denver CO City & County Airport Subordinate Bond Series B	5.00	11-15-2018	470,000	471,810
Denver CO City & County Airport Subordinate Bond Series F2 (AGC Insured) (m)	1.95	11-15-2025	3,000,000	3,000,000
				3,863,288

Education Revenue : 0.11%
Colorado RBC Municipal Products Incorporated Trust Series 2018-E123 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) ø144A	1.59	4-1-2020	3,000,000	3,000,000

Health Revenue : 0.54%
Colorado Health Facilities Authority Catholic Health Initiatives Series B3	1.88	7-1-2039	360,000	357,700

2

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Colorado HEFA Covenant Retirement Community Series A	4.00%	12-1-2018	$895,000	$897,810
Denver CO Health & Hospital Authority Refunding Bond Series A 144A	5.00	12-1-2018	3,210,000	3,224,124
Denver CO Health & Hospital Authority Refunding Bond Series A 144A	5.00	12-1-2019	1,355,000	1,395,149
Denver CO Health & Hospital Authority Refunding Bond Series A 144A	5.00	12-1-2020	1,175,000	1,237,733
University of Colorado Hospital Authority Series C1	4.00	11-15-2047	7,775,000	7,899,400
				15,011,916

Tax Revenue : 0.02%
Pueblo CO Urban Renewal Authority Regional Tourism Act Project	2.75	6-1-2020	545,000	544,286

Transportation Revenue : 0.08%
Colorado E-470 Public Highway Authority Series A (1 Month LIBOR +0.90%) ±	2.40	9-1-2039	2,150,000	2,154,537

				24,574,027

Connecticut : 1.17%
Education Revenue : 0.86%
Connecticut HEFA Yale University Issue Series U-1	1.00	7-1-2033	900,000	896,850
Connecticut HEFAR Yale University Issue Series A	1.00	7-1-2042	11,730,000	11,639,914
Connecticut HEFAR Yale University Issue Series A	1.30	7-1-2048	9,395,000	9,301,332
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	4.00	11-15-2019	935,000	948,399
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2021	545,000	576,708
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2023	440,000	475,385
				23,838,588

GO Revenue : 0.04%
Hartford CT Series A	5.00	12-1-2018	400,000	401,780
New Haven CT Series A	5.25	8-1-2019	575,000	588,329
				990,109

Housing Revenue : 0.27%
Connecticut HFA Housing Mortgage Finance Program Series A	2.40	11-15-2020	980,000	981,000
Connecticut HFA Housing Mortgage Finance Program Series F	1.55	5-15-2020	800,000	789,128
Connecticut HFA Subordinate Bond Series E3 (GNMA/FNMA/FHLMC Insured)	1.50	11-15-2047	5,895,000	5,782,347
				7,552,475

				32,381,172

Florida : 3.38%
Airport Revenue : 0.89%
Florida Tender Option Bond Trust Receipts/Certificates Series 2016-XL0027 (AGC Insured, JPMorgan Chase & Company LIQ) ø144A	1.76	10-1-2030	7,995,000	7,995,000
Florida Tender Option Bond Trust Receipts/Certificates Series 2017-XF0577 (Royal Bank of Canada LIQ) ø144A	1.76	10-1-2025	6,665,000	6,665,000
Florida Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XG0010 (AGC Insured, Bank of America NA LIQ) ø144A	1.71	10-1-2038	10,000,000	10,000,000
				24,660,000

3

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue : 0.18%
University of North Florida Financing Corporation Housing Project (AGM Insured)	5.00%	11-1-2018	$2,420,000	$2,425,348
University of North Florida Financing Corporation Housing Project (AGM Insured)	5.00	11-1-2019	2,510,000	2,581,334
				5,006,682

GO Revenue : 0.29%
Saint Lucie County FL School Board	3.00	6-28-2019	8,000,000	8,063,200

Health Revenue : 0.74%
Escambia County FL HFA ACTS Retirement-Life Communities Incorporated Series B (AGC Insured, TD Bank NA SPA) ø	1.72	11-15-2029	400,000	400,000
Florida Tender Option Bond Trust Receipts/Certificates Series 2018-XG0173 (Citibank NA LIQ) ø144A	1.66	10-1-2025	8,085,000	8,085,000
Highlands County FL HFA Adventist Health System Series I5 ø	1.58	11-15-2035	2,350,000	2,350,000
Hillsborough County FL IDA University Community Hospital Series B	8.00	8-15-2032	3,830,000	4,065,622
Miami FL HFFA Miami Jewish Health Systems Incorporate Project	5.00	7-1-2020	390,000	407,577
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Project Series A	5.25	8-1-2021	425,000	448,277
North Broward FL Hospital District Series B	5.00	1-1-2020	780,000	803,868
North Broward FL Hospital District Series B	5.00	1-1-2021	925,000	973,951
Palm Beach County FL Health Facilities Authority Lifespace Communities Series C	4.00	5-15-2019	610,000	613,886
Palm Beach County FL Health Facilities Authority Retirement Life Communities Project	4.00	11-15-2019	2,090,000	2,131,800
				20,279,981

Housing Revenue : 0.43%
Florida Housing Finance Corporation Series 1 (GNMA/FNMA/FHLMC Insured)	1.95	1-1-2021	1,645,000	1,641,019
Florida Housing Finance Corporation Series 1 (GNMA/FNMA/FHLMC Insured)	2.00	7-1-2021	1,435,000	1,431,169
Florida Housing Finance Corporation Series 1 (GNMA/FNMA/FHLMC Insured)	2.05	1-1-2022	1,070,000	1,067,314
Miami-Dade County FL HFA St. John Plaza Apartments	1.78	8-1-2019	7,625,000	7,608,835
				11,748,337

Miscellaneous Revenue : 0.33%
Pasco County FL School Board Certificate of Participation Series B (Ambac Insured) (m)	1.99	8-1-2030	9,125,000	9,125,000

Resource Recovery Revenue : 0.08%
Lee County FL Solid Waste System	5.00	10-1-2018	1,840,000	1,840,000
Lee County FL Solid Waste System	5.00	10-1-2020	470,000	491,065
				2,331,065

Transportation Revenue : 0.30%
Central Florida Expressway Authority BAN	1.63	1-1-2019	1,955,000	1,954,883
Miami-Dade County FL Expressway Authority Toll System (Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	1.89	7-1-2026	6,255,000	6,255,000
				8,209,883

Water & Sewer Revenue : 0.14%
Sunrise FL Unrefunded Bond (Ambac Insured)	5.20	10-1-2022	3,730,000	3,730,000

				93,154,148

4

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Georgia : 3.27%
Health Revenue : 0.72%
Gainesville & Hall County GA Development Authority Senior Living Facilities Lanier Village Series B (AGC Insured, TD Bank NA SPA) ø	1.72%	11-15-2033	$20,000,000	$20,000,000

Housing Revenue : 1.27%
Atlanta GA Urban Residential Finance Authority Bethel Towers I LP Apartments Project	2.07	7-1-2021	3,500,000	3,482,290
Augusta GA Housing Authority Richmond Villas Apartments Project	1.20	9-1-2019	5,470,000	5,443,471
DeKalb County GA Housing Authority Sterling at Candler Village Project	1.75	1-1-2021	5,630,000	5,623,976
Fulton County GA Housing Authority Residences Maggie Capitol Series A	2.00	3-1-2021	8,735,000	8,707,135
Macon-Bibb County GA Housing Authority Hallmark Portfolio	2.04	4-1-2021	11,765,000	11,723,705
				34,980,577

Industrial Development Revenue : 0.27%
Monroe County GA PCR Georgia Power Company Plant Scherer Project	2.35	10-1-2048	7,430,000	7,390,547

Utilities Revenue : 1.01%
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Fifth Series 1995	2.05	10-1-2032	1,350,000	1,314,293
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 1996	2.35	10-1-2032	5,315,000	5,301,394
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 2008	1.65	11-1-2048	1,755,000	1,699,507
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 2012	1.85	12-1-2049	12,120,000	12,026,797
Maine Street National Gas Incorporated GA Series A	5.00	3-15-2019	5,000,000	5,062,900
Monroe County GA Development Authority Power Company Plant Scherer Project	2.05	7-1-2049	2,545,000	2,479,186
				27,884,077

				90,255,201

Hawaii : 0.73%
GO Revenue : 0.65%
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.31%) ±	1.87	9-1-2024	7,820,000	7,817,263
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	1.88	9-1-2025	7,035,000	7,032,538
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	1.88	9-1-2026	3,125,000	3,123,906
				17,973,707

Health Revenue : 0.08%
Hawaii Department of Budget & Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) ±	2.01	7-1-2039	2,180,000	2,180,000

				20,153,707

Idaho : 0.31%
Housing Revenue : 0.31%
Idaho Housing & Finance Association Series A (FNMA LOC) ø	1.74	1-1-2038	8,445,000	8,445,000

Illinois : 4.86%
Education Revenue : 0.19%
Illinois Finance Authority	6.50	4-1-2044	5,010,000	5,224,879

5

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue : 1.89%
Chicago IL Neighborhoods Alive 21 Program Series B	5.00%	1-1-2019	$1,505,000	$1,513,187
Chicago IL Refunding Bond Emergency System (AGM/FGIC Insured)	5.50	1-1-2019	2,345,000	2,361,321
Chicago IL Refunding Bond Project Series A	4.00	1-1-2019	980,000	982,940
Chicago IL Refunding Bond Project Series B	5.00	1-1-2019	2,505,000	2,518,627
Chicago IL Refunding Bond Project Series B	5.00	1-1-2020	2,575,000	2,636,182
Chicago IL Series A	4.00	1-1-2019	1,045,000	1,050,277
Chicago IL Series A	5.00	12-1-2019	780,000	797,230
Chicago IL Series B (Ambac Insured)	5.00	12-1-2018	1,985,000	1,986,826
Chicago IL Series C	5.00	1-1-2020	1,005,000	1,029,009
Chicago IL Series C	5.00	1-1-2021	1,565,000	1,627,616
DuPage County IL Community High School District #99	5.00	12-1-2018	2,635,000	2,647,912
Grundy, Kendall & Will Counties IL Community School District #201 (AGC Insured)	5.75	10-15-2019	420,000	421,243
Illinois	5.00	1-1-2020	6,315,000	6,473,696
Illinois	5.00	2-1-2020	2,375,000	2,438,294
Illinois	5.00	2-1-2021	3,115,000	3,224,928
Illinois	5.00	11-1-2021	5,380,000	5,613,600
Illinois	5.00	1-1-2022	5,915,000	6,166,328
Kendall, Kane & Will Counties IL Community Unit School District #308	4.00	10-1-2018	1,565,000	1,565,000
Lake County IL Water Sewerage System Grainger Incorporated Project (Northern Trust Company LIQ) ø	1.72	4-1-2021	1,500,000	1,500,000
Waukegan IL Series 2018B (AGM Insured)	3.00	12-30-2020	2,340,000	2,371,988
Waukegan IL Series 2018B (AGM Insured)	4.00	12-30-2021	800,000	837,400
Winnebago, Boone & Ogle Counties IL Rockford Park District Series 2018B	2.31	12-15-2019	2,280,000	2,275,942
				52,039,546

Health Revenue : 0.17%
Illinois Finance Authority Presbyterian Homes Obligated Group Series A	4.00	5-1-2019	390,000	393,479
Illinois Finance Authority Presbyterian Homes Obligated Group Series A	4.00	11-1-2019	390,000	396,400
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (1 Month LIBOR +1.35%) ±	2.83	5-1-2036	3,910,000	3,926,500
				4,716,379

Miscellaneous Revenue : 0.78%
Illinois	5.00	8-1-2019	7,925,000	8,076,685
Illinois Refunding Bond	5.00	8-1-2022	2,290,000	2,398,638
Illinois Series 2014	5.00	5-1-2019	1,955,000	1,981,588
Illinois Series D	5.00	11-1-2021	7,820,000	8,159,544
Minooka IL Special Assessment Refunding & Improvement Bond (AGM Insured)	3.50	12-1-2019	433,000	437,031
Western Illinois University Board of Trustees Certificate of Participation (AGM Insured)	3.00	10-1-2018	390,000	390,000
				21,443,486

Tax Revenue : 1.76%
Chicago IL Refunding Bond	5.00	1-1-2019	625,000	627,525
Cook County IL Bedford Park Village Refunding Bond	3.00	12-30-2018	685,000	684,993
Cook, DuPage, Kane, Lake, McHenry, & Will Counties IL Regional Transportation Authority Refunding Bond Series B	1.88	6-1-2025	28,380,000	28,380,000
Illinois	5.00	6-15-2019	2,385,000	2,428,216
Illinois Series A	5.00	6-1-2021	1,455,000	1,512,240
Illinois Tender Option Bond Trust Floaters Series 2018-XM0683 (Bank of America NA LIQ) ø144A	1.73	1-1-2048	2,000,000	2,000,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XG0108 (Barclays Bank plc LOC, Barclays Bank plc LIQ) ø144A	1.74	4-1-2046	4,000,000	4,000,000
llinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF0603 (Royal Bank of Canada LIQ) ø144A	1.71	1-1-2026	2,535,000	2,535,000
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2022	5,925,000	6,319,368
				48,487,342

6

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 0.07%
Chicago IL Refunding Bond	5.00%	11-1-2019	$1,955,000	$2,010,972

				133,922,604

Indiana : 1.99%
Education Revenue : 0.04%
Trustees of Purdue University Series AA	5.00	7-1-2027	895,000	982,603

Health Revenue : 1.05%
Indiana Finance Authority Parkview Health Project Prerefunded Bond	5.50	5-1-2024	4,495,000	4,586,069
Indiana Health Facilities Authority Unrefunded Bond	1.38	10-1-2027	3,530,000	3,480,121
Indiana HFFA Ascension Health Subordinated Credit Group Series A-3	1.35	11-1-2027	720,000	707,112
Indiana HFFA Ascension Health Subordinated Credit Group Series A-5	1.35	11-1-2027	7,215,000	7,085,852
Indiana HFFA Ascension Health Subordinated Credit Group Series A-8	1.25	11-1-2027	1,050,000	1,033,137
Indiana HFFA Ascension Health Subordinated Credit Group Series E-7	1.54	11-15-2033	11,870,000	11,870,000
				28,762,291

Housing Revenue : 0.40%
Anderson IN EDA Cottages of Anderson Apartments Project	1.70	7-1-2019	1,290,000	1,287,368
Fort Wayne IN Cambridge Square Project	1.20	5-1-2019	6,415,000	6,408,072
Indiana Housing Authority Cass Plaza Apartments Project	1.85	3-1-2020	3,400,000	3,379,838
				11,075,278

Miscellaneous Revenue : 0.36%
Brownsburg IN 1999 School Building Corporation	2.50	5-15-2019	6,065,000	6,069,549
Hammond IN County Local Public Improvement Bond Bank Series A	2.38	12-31-2018	3,910,000	3,906,794
				9,976,343

Resource Recovery Revenue : 0.14%
Whiting IN BP Products North America Incorporated Project	2.31	12-1-2044	3,910,000	3,917,703

				54,714,218

Iowa : 0.97%
Education Revenue : 0.52%
Iowa Higher Education Loan Authority Central College Project Series A	2.00	12-1-2018	14,390,000	14,380,934

Health Revenue : 0.07%
Buchanan County IA People’s Memorial Hospital	1.50	12-1-2018	1,955,000	1,951,227

Industrial Development Revenue : 0.38%
Iowa Finance Authority Midwestern Disaster Area Project (Korea Development Bank LOC) ø	1.91	4-1-2022	10,300,000	10,300,000

				26,632,161

Kansas : 0.23%
Health Revenue : 0.06%
Wichita KS HCFR Series I	3.75	5-15-2023	1,500,000	1,504,935

Tax Revenue : 0.17%
Kansas Department of Transportation Highway Libor Index Series B-5 (1 Month LIBOR +0.40%) ±	1.82	9-1-2019	4,690,000	4,697,410

				6,202,345

7

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Kentucky : 2.93%
Health Revenue : 0.25%
Kentucky EDFA Catholic Health Initiative Series B1 (1 Month LIBOR +0.90%) ±	2.34%	2-1-2046	$5,470,000	$5,471,586
Kentucky EDFA Owensboro Health Incorporated Series A	5.00	6-1-2020	390,000	402,039
Kentucky EDFA Owensboro Health Incorporated Series A	5.00	6-1-2021	825,000	864,105
				6,737,730

Housing Revenue : 0.13%
Kentucky Housing Corporation Parkway Manor Project	1.45	3-1-2020	3,655,000	3,645,058

Utilities Revenue : 0.47%
Louisville & Jefferson Counties KY Environmental Facilities Series A	1.25	6-1-2033	7,125,000	7,078,830
Louisville & Jefferson Counties KY Metro Government PCR Series B	2.55	11-1-2027	6,000,000	5,983,560
				13,062,390

Water & Sewer Revenue : 2.08%
Louisville & Jefferson Counties KY Metropolitan Sewer & Drainage System Subordinate BAN	5.00	11-12-2018	57,080,000	57,280,922

				80,726,100

Louisiana : 0.69%
Airport Revenue : 0.20%
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1A	2.00	10-1-2040	2,935,000	2,882,786
New Orleans LA Aviation Board Series D-1	5.00	1-1-2019	470,000	473,544
New Orleans LA Aviation Board Series D-1	5.00	1-1-2020	780,000	808,072
New Orleans LA Aviation Board Series D-2	5.00	1-1-2019	780,000	785,686
New Orleans LA Aviation Board Series D-2	5.00	1-1-2021	590,000	623,477
				5,573,565

Health Revenue : 0.36%
Louisiana Tender Option Bond Trust Floaters Series 2018-BAML7002 (Bank of America NA LOC, Bank of America NA LIQ) ø144A	1.74	9-1-2057	10,000,000	10,000,000

Miscellaneous Revenue : 0.13%
Louisiana PFFA Department of Public Safety Project	4.00	8-1-2019	3,375,000	3,428,021

				19,001,586

Maine : 0.43%
Resource Recovery Revenue : 0.43%
Old Town ME Georgia-Pacific Corporation Project ø144A	1.80	12-1-2024	11,930,000	11,930,000

Maryland : 2.44%
Housing Revenue : 2.27%
Maryland CDA Belnor Senior Residences Series D	1.83	6-1-2019	5,240,000	5,198,028
Maryland CDA Chase House	2.15	12-1-2018	13,760,000	13,752,845
Maryland CDA Department of Housing & Community Development Orchard Park Residential LLC Series F	2.52	8-1-2020	6,000,000	5,945,220
Maryland CDA St. James Terrace Apartments Series J	1.60	4-1-2019	9,385,000	9,357,971
Maryland CDA The Ellerslie Series 2017	2.00	2-1-2019	4,690,000	4,683,387
Maryland CDA Zions Towers Series A (FHA Insured)	2.44	3-1-2020	6,000,000	5,949,780
Maryland Community Development Administration Village At Lakeview Series 2018C 144A	2.76	5-1-2020	17,700,000	17,672,565
				62,559,796

8

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 0.17%
Baltimore MD Series A (National Insured)	5.65%	7-1-2020	$4,560,000	$4,762,601

				67,322,397

Massachusetts : 2.09%
Education Revenue : 0.18%
Massachusetts Developmental Finance Authority Brandeis University Series N	5.00	10-1-2039	5,000,000	5,000,000

GO Revenue : 0.33%
Templeton MA	2.75	11-30-2018	9,000,000	9,006,030

Health Revenue : 0.12%
Massachusetts HEFA Partners Healthcare Series G-2 (AGM Insured) (m)	1.61	7-1-2042	3,265,000	3,265,000

Housing Revenue : 0.41%
Massachusetts HFA Highland Glen Project Series A	1.22	8-1-2019	10,280,000	10,248,440
Massachusetts HFA Series 187 (FNMA Insured)	1.50	12-1-2047	1,210,000	1,194,524
				11,442,964

Miscellaneous Revenue : 1.05%
Commonwealth of Massachusetts Series A (SIFMA Municipal Swap +0.47%) ±	2.03	2-1-2019	3,185,000	3,185,764
Massachusetts Series B	4.00	5-23-2019	25,360,000	25,705,657
				28,891,421

				57,605,415

Michigan : 2.24%
Education Revenue : 0.76%
University of Michigan SIFMA Series E (SIFMA Municipal Swap +0.27%) ±	1.83	4-1-2033	20,940,000	20,959,474

GO Revenue : 0.07%
Charlotte MI Public School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,185,000	1,205,536
Rockford MI Public School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2019	780,000	793,517
				1,999,053

Health Revenue : 0.17%
Michigan Hospital Finance Authority Ascension Health Group Project Series A-2	1.50	11-1-2027	1,330,000	1,313,774
Michigan Hospital Finance Authority Ascension Health Group Project Series E-1	1.10	11-15-2046	3,325,000	3,298,467
				4,612,241

Housing Revenue : 0.57%
Michigan Housing Development Authority Newman Court Apartments Project (FHA Insured)	1.46	11-1-2019	7,740,000	7,692,244
Michigan Housing Development Authority Series D (Industrial and Commercial Bank of China Limited SPA) ø	1.63	6-1-2030	7,990,000	7,990,000
				15,682,244

Tax Revenue : 0.67%
Michigan Strategic Fund Limited Obligation Events Center Project Series A	4.13	7-1-2045	18,375,000	18,404,768

9

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
				61,657,780

Minnesota : 0.62%
Health Revenue : 0.33%
Apple Valley MN Senior Living LLC Project Series B	3.00%	1-1-2019	$505,000	$505,884
Apple Valley MN Senior Living LLC Project Series B	3.00	1-1-2020	525,000	528,901
Apple Valley MN Senior Living LLC Project Series B	4.00	1-1-2021	545,000	561,415
Apple Valley MN Senior Living LLC Project Series B	4.00	1-1-2022	565,000	584,820
Kanabec County MN Firstlight Health Kanabec Hospital	2.75	12-1-2019	3,125,000	3,118,188
Minnesota HCFR Maple Grove Hospital Corporation	4.00	5-1-2020	390,000	399,797
Minnesota HCFR Maple Grove Hospital Corporation	4.00	5-1-2021	390,000	405,218
Minnesota HCFR Maple Grove Hospital Corporation	4.00	5-1-2022	390,000	409,227
Minnesota HCFR Maple Grove Hospital Corporation	5.00	5-1-2023	390,000	429,281
Todd County MN United Hospital District BAN Lakewood Health System Series A	1.30	12-1-2018	2,345,000	2,342,280
				9,285,011

Housing Revenue : 0.29%
Duluth MN Housing & Redevelopment Authority Terex-Heritage Affordable Project	1.67	12-1-2019	4,465,000	4,461,115
Minneapolis & St. Paul MN Housing & RDA Union Flats Apartments Project Series B	2.75	2-1-2022	3,520,000	3,462,096
				7,923,211

				17,208,222

Mississippi : 0.38%
Health Revenue : 0.02%
Mississippi Development Bank Magnolia Regional Health Center Series 2011A	5.50	10-1-2018	465,000	465,000

Industrial Development Revenue : 0.36%
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series F ø	1.72	12-1-2030	10,000,000	10,000,000

				10,465,000

Missouri : 0.69%
Airport Revenue : 0.31%
St. Louis MO Series 004 (Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø144A	1.79	7-1-2026	8,550,000	8,550,000

Health Revenue : 0.02%
Cape Girardeau County MO IDA South Eastern Health Series A	5.00	3-1-2019	480,000	484,757

Housing Revenue : 0.27%
Kansas City MO IDA Gothan Apartments Project	1.81	2-1-2021	7,500,000	7,479,075

Miscellaneous Revenue : 0.09%
Bridgeton MO IDA Mestek Machinery Incorporated (Santander Bank NA LOC) ø	2.12	7-1-2030	2,425,000	2,425,000

				18,938,832

Montana : 0.32%
Miscellaneous Revenue : 0.32%
Montana Board of Investments Intercap Revolving Program	1.65	3-1-2032	8,905,000	8,885,854

10

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Nebraska : 0.32%
Housing Revenue : 0.29%
Douglas Country NE Housing Authority Sorensen Senior Residences Project Series A	2.05%	3-1-2020	$4,000,000	$3,976,840
Nebraska Investmentment Finance Authority Series D (GNMA/FNMA/FHLMC Insured)	3.30	9-1-2020	1,345,000	1,365,982
Nebraska Investmentment Finance Authority Series D (GNMA/FNMA/FHLMC Insured)	3.65	3-1-2021	1,265,000	1,298,257
Nebraska Investmentment Finance Authority Series D (GNMA/FNMA/FHLMC Insured)	3.65	9-1-2021	1,390,000	1,431,464
				8,072,543

Utilities Revenue : 0.03%
Nebraska Central Plains Energy Project Refunding Bond (Royal Bank of Canada SPA)	5.00	8-1-2039	615,000	633,585

				8,706,128

Nevada : 0.18%
GO Revenue : 0.16%
Clark County Refunding Bond Series C	5.00	6-15-2020	3,325,000	3,481,375
Clark County Refunding Bond Series D	5.00	6-15-2020	810,000	848,094
				4,329,469

Utilities Revenue : 0.02%
Washoe County NV Sierra Pacific Power Company Project Series A	1.50	8-1-2031	665,000	660,824

				4,990,293

New Jersey : 4.95%
Education Revenue : 0.08%
New Jersey Higher Education Assistance Authority Series B	5.00	12-1-2021	2,000,000	2,144,820

GO Revenue : 0.94%
Cherry Hill NJ BAN	3.00	10-16-2018	7,820,000	7,824,145
Lyndhurst Township NJ	2.75	9-12-2019	9,000,000	9,057,060
Sea Isle City NJ	3.50	9-12-2019	9,015,000	9,136,973
				26,018,178

Health Revenue : 0.26%
New Jersey HFFA St. Joseph’s Healthcare System Group	4.00	7-1-2019	935,000	944,041
New Jersey HFFA St. Joseph’s Healthcare System Group	4.00	7-1-2020	1,540,000	1,571,770
New Jersey HFFA St. Joseph’s Healthcare System Group	5.00	7-1-2021	780,000	823,766
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XG0047 (AGC Insured, Deutsche Bank LIQ) ø144A	1.66	7-1-2038	3,906,373	3,906,373
				7,245,950

Housing Revenue : 0.41%
New Jersey Housing & Mortgage Finance Agency Series A	1.35	11-1-2018	1,340,000	1,339,317
New Jersey Housing & Mortgage Finance Agency Series A	1.50	11-1-2019	470,000	466,851
New Jersey Housing & Mortgage Finance Agency Series A	1.75	11-1-2020	6,455,000	6,394,904
New Jersey Housing & Mortgage Finance Agency Series E	2.05	5-1-2019	370,000	369,508
New Jersey Housing & Mortgage Finance Agency Series E	2.15	11-1-2019	520,000	518,726
New Jersey Housing & Mortgage Finance Agency Series E	2.20	5-1-2020	1,200,000	1,195,740
New Jersey Housing & Mortgage Finance Agency Series E	2.30	11-1-2020	1,040,000	1,035,590
				11,320,636

11

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 2.38%
Burlington County NJ Bridge Commission Series C	2.50%	12-12-2018	$3,755,000	$3,760,144
New Jersey Building Authority Unrefunded Bond Series A	5.00	6-15-2019	515,000	524,620
New Jersey EDA School Facilities Construction Notes Series BBB	5.00	6-15-2021	3,910,000	4,131,228
New Jersey EDA School Facilities Construction Notes Series DD1	5.00	12-15-2018	11,465,000	11,530,007
New Jersey EDA School Facilities Construction Notes Series DDD	5.00	6-15-2022	780,000	835,949
New Jersey EDA School Facilities Construction Notes Series PP	5.00	6-15-2019	9,940,000	10,125,679
New Jersey EDA School Facilities Construction Notes Series XX	5.00	6-15-2019	11,730,000	11,949,116
New Jersey EDA Transportation Project Series B	5.00	11-1-2018	2,735,000	2,741,181
New Jersey EDA Transportation Project Series B	5.00	11-1-2019	3,910,000	4,019,832
New Jersey EDA Transportation Project Series B	5.00	11-1-2020	7,820,000	8,207,325
New Jersey EDA Unrefunded Bond Series NN	5.00	3-1-2020	895,000	927,399
New Jersey TTFA Series A	5.00	12-15-2018	2,000,000	2,011,340
New Jersey TTFA Series A	5.00	12-15-2019	3,445,000	3,552,105
New Jersey TTFA Series AA	5.00	6-15-2020	1,250,000	1,303,863
				65,619,788

Transportation Revenue : 0.88%
New Jersey TTFA Series A-1	5.00	6-15-2019	3,720,000	3,792,391
New Jersey Turnpike Authority Series C-5 (1 Month LIBOR +0.46%) ±	1.94	1-1-2028	20,330,000	20,381,435
				24,173,826

				136,523,198

New Mexico : 0.77%
Housing Revenue : 0.04%
New Mexico Mortgage Finance Authority South Shiprock Homes Project	1.35	6-1-2020	1,095,000	1,088,102

Utilities Revenue : 0.73%
Farmington NM Public Service Company of New Mexico San Juan Project Series A	5.20	6-1-2040	780,000	814,219
New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Bond Series B (1 Month LIBOR +0.75%) (Royal Bank of Canada SPA) ±	2.17	11-1-2039	19,430,000	19,445,738
				20,259,957

				21,348,059

New York : 10.16%
Airport Revenue : 0.79%
New York Transportation Development Corporation Series 2018	5.00	1-1-2022	2,000,000	2,142,020
New York Transportation Development Corporation Series 2018	5.00	1-1-2023	18,000,000	19,514,520
				21,656,540

GO Revenue : 5.65%
Binghamton NY Various Purpose BAN Series B	3.00	4-19-2019	12,825,156	12,894,155
Hempstead NY Union Free School District	2.75	6-27-2019	4,150,000	4,161,413
New York NY Adjusted Fiscal 2008 Subordinate Bond Series A-2 (AGM Insured) (m)	1.69	8-1-2026	4,950,000	4,950,000
New York NY Adjusted Fiscal 2008 Subordinate Bond Series A-3 (AGM Insured) (m)	1.99	8-1-2026	600,000	600,000
New York NY Adjusted Fiscal 2008 Subordinate Bond Series A-4 (AGM Insured) (m)	1.79	8-1-2026	475,000	475,000
New York NY Adjusted Fiscal 2008 Subordinate Bond Series C-4 (AGC Insured) (m)	1.82	10-1-2027	42,950,000	42,950,000
New York NY Series J Subordinate Bond Series J-2 (AGM Insured) (m)	1.85	6-1-2036	14,250,000	14,250,000
New York NY Series J Subordinate Bond Series J-3 (AGM Insured) (m)	1.79	6-1-2036	27,025,000	27,025,000
New York NY Subordinate Bond Series C-4 (AGM Insured) (m)	1.99	1-1-2032	800,000	800,000
New York NY Subordinate Bond Series F-5 (Barclays Bank plc SPA) ø	1.68	6-1-2044	26,960,000	26,960,000

12

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Oyster Bay NY	2.00%	2-15-2019	$3,000,000	$2,993,250
Rome NY Series C	2.75	5-31-2019	5,269,600	5,290,678
Suffolk County NY Public Improvement Serial Bonds Series B (Build America Mutual Assurance Company Insured)	2.00	10-15-2019	685,000	685,137
Suffolk County NY RAN Series 2018	2.00	3-21-2019	7,250,000	7,250,653
Yonkers NY Series A	3.50	5-15-2019	4,500,000	4,531,140
				155,816,426

Health Revenue : 0.11%
New York Dormitory Authority Orange Regional Medical Center 144A	4.00	12-1-2018	1,100,000	1,102,453
New York Dormitory Authority Orange Regional Medical Center 144A	4.00	12-1-2019	1,200,000	1,217,304
New York Dormitory Authority Orange Regional Medical Center 144A	4.00	12-1-2020	800,000	820,336
				3,140,093

Housing Revenue : 1.17%
Ilion NY Housing Authority John Guy Prindle Apartments Project	2.00	7-1-2020	2,545,000	2,542,226
New York Mortgage Agency Homeowner Revenue Series 183	3.50	4-1-2022	1,200,000	1,231,428
New York Mortgage Agency Homeowner Revenue Series 183	2.30	10-1-2019	2,535,000	2,535,735
New York NY Housing Development Corporation Series G	1.50	11-1-2048	5,500,000	5,492,190
New York NY Housing Development Corporation Series G-2	2.00	11-1-2057	7,970,000	7,902,893
New York NY Housing Development Corporation Series I-2-B	1.85	5-1-2021	12,550,000	12,530,422
				32,234,894

Industrial Development Revenue : 0.03%
New York Energy R&D Authority PCR Keyspan Generation Series A (Ambac Insured) (m)	3.28	10-1-2028	900,000	900,000

Miscellaneous Revenue : 0.46%
Greater Southern Tier New York Board of Cooperative Educational Services District	3.25	6-28-2019	12,500,000	12,582,875

Resource Recovery Revenue : 0.18%
New York Environmental Facilities Corporation Waste Management Incorporated Project	1.80	5-1-2030	5,000,000	4,998,900

Tax Revenue : 0.59%
New York NY Transitional Finance Authority (SIFMA Municipal Swap +0.80%) ±	2.36	11-1-2022	16,000,000	16,160,640

Transportation Revenue : 1.18%
New York Metropolitan Transportation Authority Series B (1 Month LIBOR +0.55%) ±	1.97	11-1-2041	6,255,000	6,223,412
New York Metropolitan Transportation Authority Subordinate Bond Series A-3 (SIFMA Municipal Swap +0.50%) ±	2.06	11-15-2042	7,820,000	7,820,391
New York Metropolitan Transportation Authority Subordinate Bond Series D-2 (SIFMA Municipal Swap +0.45%) ±	2.01	11-15-2044	18,460,000	18,424,741
				32,468,544

				279,958,912

North Carolina : 1.69%
Housing Revenue : 0.68%
Durham NC Housing Authority Morreene Road Apartments Project	1.85	1-1-2021	3,125,000	3,110,063
Gastonia NC Housing Authority Cameron Courts & Weldon Heights Apartments	1.78	11-1-2020	8,215,000	8,171,378
Gastonia NC Housing Authority Linwood Terrace Apartments	1.78	11-1-2020	3,910,000	3,889,238
Gastonia NC Housing Authority Mountain View Apartments	1.78	11-1-2020	3,715,000	3,695,273
				18,865,952

13

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Resource Recovery Revenue : 0.33%
North Carolina Capital Finance Republic Services Incorporated Project Series 2013	1.95%	6-1-2038	$9,000,000	$8,997,210

Tax Revenue : 0.68%
Montgomery County NC BAN	3.00	9-1-2020	18,500,000	18,702,205

				46,565,367

North Dakota : 0.11%
Housing Revenue : 0.11%
North Dakota HFA Community Homes (HUD Insured)	2.13	8-1-2020	3,000,000	2,986,410

Ohio : 1.47%
GO Revenue : 0.38%
Fairborn OH	2.75	9-6-2019	2,795,000	2,812,133
Mahoning County OH	3.00	9-19-2019	5,245,000	5,295,929
Newark OH BAN Church Street Area Improvement Series 2018	3.00	4-17-2019	1,125,000	1,130,996
Newark OH BANS Street Sidewalk & Parking Lot Improvement	3.00	8-13-2019	1,120,000	1,126,093
				10,365,151

Health Revenue : 0.11%
Allen County OH Mercy Health Hospital Series A	5.00	8-1-2021	2,795,000	2,986,290

Housing Revenue : 0.27%
Cuyahoga OH Metropolitan Housing Authority Carver Park Phase I Project	1.00	9-1-2019	5,470,000	5,460,920
Franklin County OH Sawyer & Trevitt Project	1.30	6-1-2020	2,125,000	2,113,143
				7,574,063

Miscellaneous Revenue : 0.09%
Orange Village OH Recreational Trail Special Assessment	3.00	8-29-2019	2,500,000	2,517,450

Tax Revenue : 0.24%
Lakewood OH Income Tax Revenue	2.50	3-28-2019	6,500,000	6,518,005

Utilities Revenue : 0.27%
Lancaster OH Port Authority (1 Month LIBOR +0.72%) (Royal Bank of Canada SPA) ±	2.14	5-1-2038	7,520,000	7,524,738

Water & Sewer Revenue : 0.11%
Ohio Water Development Authority Series B (SIFMA Municipal Swap +0.22%) ±	1.78	12-1-2020	3,090,000	3,086,910

				40,572,607

Oklahoma : 0.33%
GO Revenue : 0.15%
Oklahoma County OK Independent School District	1.75	7-1-2019	870,000	863,875
Oklahoma County OK Independent School District	1.75	7-1-2020	950,000	931,874
Oklahoma Independent School District #52 Series A	2.50	1-1-2020	2,375,000	2,385,711
				4,181,460

Miscellaneous Revenue : 0.14%
Oklahoma Metro Technology Centers School District No. 22	1.90	6-28-2019	3,725,000	3,717,327

Tax Revenue : 0.04%
Cleveland County OK Detention Facilities Project	3.00	3-1-2019	1,175,000	1,179,900

				9,078,687

14

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oregon : 0.72%
Industrial Development Revenue : 0.72%
Oregon Business Development Commission Intel Corporation Project Series 232	2.40%	12-1-2040	$20,000,000	$19,899,600

Pennsylvania : 6.32%
Airport Revenue : 0.80%
Pennsylvania Tender Option Bond Trust Receipts Series 2017-XM0569 (Bank of America NA LIQ) ø144A	1.77	7-1-2047	21,880,000	21,880,000

Education Revenue : 1.37%
Chester County PA HEFA Immaculata University Project	4.00	11-1-2019	510,000	513,963
Chester County PA HEFA Immaculata University Project	5.00	11-1-2020	550,000	567,072
Chester County PA HEFA Immaculata University Project	5.00	11-1-2021	580,000	603,119
Cumberland County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-1 ø	2.00	5-1-2044	1,175,000	1,158,433
Lycoming County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program	1.85	11-1-2035	1,565,000	1,565,000
Pennsylvania HEFA Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-3 ø	2.25	5-1-2033	3,745,000	3,747,846
Pennsylvania HEFA Wilkes University Project Series A	4.00	3-1-2020	575,000	584,971
Pennsylvania HEFA Wilkes University Project Series A	5.00	3-1-2021	390,000	409,325
Pennsylvania HEFAR Thomas Jefferson University Series B ø	1.81	9-1-2045	9,440,000	9,440,000
Philadelphia PA IDA Thomas Jefferson University Series B ø	1.81	9-1-2050	19,210,000	19,210,000
				37,799,729

GO Revenue : 0.99%
Allentown PA School District TRAN Series 2018	2.20	1-2-2019	3,250,000	3,248,180
Pennsylvania	5.00	1-15-2020	12,845,000	13,319,880
Philadelphia PA School District Series D	5.00	9-1-2019	980,000	1,003,598
Philadelphia PA School District Series F	5.00	9-1-2019	780,000	798,782
Scranton PA 144A	5.00	9-1-2019	1,640,000	1,670,652
Scranton PA RAN 144A	2.90	12-15-2018	4,985,000	4,979,467
Scranton PA School District Series A	5.00	6-1-2019	390,000	396,029
Scranton PA School District Series A	5.00	6-1-2020	500,000	518,405
Scranton PA School District Series B	5.00	6-1-2020	420,000	435,460
Warwick PA School District	4.00	2-15-2019	805,000	811,110
				27,181,563

Health Revenue : 0.60%
Montgomery County PA Higher Education & Health Authority Presbytery Homes Incorporated Project	2.00	12-1-2018	445,000	444,924
Montgomery County PA Higher Education & Health Authority Presbytery Homes Incorporated Project	2.00	12-1-2019	575,000	573,154
Montgomery County PA Higher Education & Health Authority Presbytery Homes Incorporated Project	2.00	12-1-2020	505,000	499,814
Montgomery County PA Higher Education & Health Authority Presbytery Homes Incorporated Project	3.00	12-1-2021	560,000	564,878
Montgomery County PA Higher Education & Health Authority Series 2018A	5.00	9-1-2022	1,250,000	1,367,750
Montgomery County PA Higher Education & Health Authority Series 2018D ø	1.81	9-1-2050	9,000,000	9,000,000
Philadelphia PA Hospital & Higher Education Facilities Authority	5.00	7-1-2019	780,000	792,745
Philadelphia PA Hospital & Higher Education Facilities Authority	5.00	7-1-2020	780,000	808,080
Quakertown PA Health Facilities Authority Series A	3.13	7-1-2021	2,545,000	2,502,448
				16,553,793

Housing Revenue : 0.94%
Indiana County PA IDA Residential Revival Indiana Student Housing Project at University of Pennsylvania Series A	1.55	4-1-2019	7,820,000	7,790,831
Pennsylvania HFA Courtyard Preservation Project	1.85	12-1-2019	13,530,000	13,471,550
Pennsylvania HFA Series 114A	2.90	10-1-2021	2,000,000	2,013,740

15

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)
Pittsburgh PA Housing Authority East Liberty Phase II Apartments	1.40%	10-1-2021	$2,735,000	$2,710,330
				25,986,451

Industrial Development Revenue : 0.28%
Beaver County PA IDA Pollution Control FirstEnergy Generation Project Series B	4.25	10-1-2047	3,910,000	3,792,700
Montgomery County PA IDA Peco Energy Company Project Series A	2.60	3-1-2034	3,910,000	3,899,091
				7,691,791

Miscellaneous Revenue : 0.36%
Bethlehem PA School District Revenue (1 Month LIBOR +0.48%) ±	2.04	7-1-2031	9,995,000	9,977,509

Resource Recovery Revenue : 0.36%
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project ø	1.85	6-1-2044	10,000,000	10,000,000

Water & Sewer Revenue : 0.62%
North Pennsylvania Water Authority (1 Month LIBOR +0.35%) ±	1.77	11-1-2018	545,000	544,918
North Pennsylvania Water Authority (1 Month LIBOR +0.41%) ±	1.83	11-1-2019	780,000	779,275
North Pennsylvania Water Authority (1 Month LIBOR +0.50%) ±	1.92	11-1-2024	3,910,000	3,910,469
Pittsburgh PA Water & Sewer Authority Series C (1 Month LIBOR +0.64%) (AGM Insured) ±	2.12	9-1-2040	11,730,000	11,739,267
				16,973,929

				174,044,765

Rhode Island : 0.09%
Education Revenue : 0.02%
Rhode Island Student Loan Authority AMT Program Senior Series A	5.00	12-1-2019	590,000	607,140

Housing Revenue : 0.07%
Rhode Island Housing & Mortgage Finance Corporation Series 4-A	1.85	4-1-2056	1,955,000	1,953,084

				2,560,224

South Carolina : 2.24%
GO Revenue : 1.30%
Spartanburg County SC School District #7 BAN	5.00	11-15-2018	35,635,000	35,776,471

Health Revenue : 0.61%
South Carolina Tender Option Bond Trust Receipts/Floater Certificates Series 2018-BAML0003 (Bank of America NA LOC, Bank of America NA LIQ) ø144A	1.82	8-1-2035	17,000,000	17,000,000

Housing Revenue : 0.33%
South Carolina Housing Finance & Development Authority Waters at Longcreek	2.05	12-1-2019	9,075,000	9,075,272

				61,851,743

Tennessee : 0.72%
Health Revenue : 0.05%
Greeneville TN HEFA Board Series 2018A	5.00	7-1-2022	1,280,000	1,393,741

Housing Revenue : 0.67%
Hamilton County TN Industrial Development Board Jaycee Tower Apartments Project	1.37	7-1-2020	4,300,000	4,294,453
Memphis TN Health Educational & Housing Facility Board Keystone Landing & Pendleton Place Apartments	2.03	8-1-2021	8,000,000	7,930,560
Murfreesboro TN Housing Authority Westbrook Towers II LP Project	2.13	9-1-2021	5,000,000	4,988,300

16

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)
Nashville & Davidson County TN HEFA Twelfth & Wedgewood Apartments Project (HUD Insured)	1.80%	12-1-2020	$1,175,000	$1,170,288
				18,383,601

				19,777,342

Texas : 13.54%
Airport Revenue : 0.08%
Houston TX Airport System Revenue Series A	5.00	7-1-2019	1,000,000	1,021,660
Houston TX Airport System Revenue Series B	5.00	7-1-2019	1,250,000	1,278,013
				2,299,673

Education Revenue : 0.54%
Alamo TX Community College District	3.00	11-1-2046	3,200,000	3,229,888
University of Texas Board of Regents Series C	5.00	8-15-2020	3,910,000	4,122,626
University of Texas Board of Regents Series C	5.00	8-15-2021	6,980,000	7,540,634
				14,893,148

GO Revenue : 8.23%
Burleson TX Independent School District	2.50	2-1-2047	7,885,000	7,870,570
Cypress-Fairbanks TX Independent School District Series A-1	2.13	2-15-2027	5,000,000	4,956,500
Cypress-Fairbanks TX Independent School District Series A-2	2.50	2-15-2036	13,295,000	13,339,272
Cypress-Fairbanks TX Independent School District Series A-3	3.00	2-15-2043	2,270,000	2,302,302
Cypress-Fairbanks TX Independent School District Series B-2	2.13	2-15-2040	7,015,000	6,963,580
Dallas TX Refunding Bond	5.00	2-15-2019	4,800,000	4,854,192
Denton TX Independent School District Unlimited Tax School Building Bond Series 2013	2.00	8-1-2043	1,980,000	1,972,199
Fort Bend TX Independent School District Series A	1.75	8-1-2040	12,000,000	11,964,480
Fort Bend TX Independent School District Series B	1.35	8-1-2040	1,520,000	1,510,530
Galveston TX Dickinson Independent High School District	1.35	8-1-2037	3,585,000	3,562,665
Goose Creek TX Independent School District Series B	1.18	2-15-2035	7,820,000	7,757,596
Grapevine-Colleyville TX Independent School District Series B	2.00	8-1-2036	6,645,000	6,641,345
Harlandale TX Independent School District	3.00	8-15-2045	8,775,000	8,875,386
Harris County TX Cypress-Fairbanks Independent High School Series 2014B-2	1.40	2-15-2040	4,070,000	4,008,991
Harris County TX Cypress-Fairbanks Independent High School Series 2014B-3	1.40	2-15-2044	8,405,000	8,279,009
Houston TX Independent School District	1.45	6-1-2029	15,640,000	15,454,353
Houston TX Independent School District Series 2014A-1B	2.20	6-1-2039	9,000,000	9,002,790
Houston TX Independent School District Series A2	3.00	6-1-2039	6,000,000	6,035,700
North East TX Independent School District Series B	1.42	8-1-2040	1,090,000	1,061,507
Northside TX Independent School Building Project District Series A	2.00	6-1-2039	20,615,000	20,602,631
Northside TX Independent School District Building Project	2.00	8-1-2044	2,820,000	2,817,434
Northside TX Independent School District Building Project	2.00	6-1-2046	2,135,000	2,114,141
Northside TX Independent School District Building Project	2.13	8-1-2040	1,425,000	1,425,228
Sherman TX Independent School District Series B	3.00	8-1-2048	14,000,000	14,194,600
Spring Branch TX Independent School District	3.00	6-15-2041	14,095,000	14,184,785
Texas	4.00	8-29-2019	40,000,000	40,736,400
Texas Northside Independent School District	1.45	6-1-2047	3,125,000	3,087,906
Williamson County TX	1.85	8-15-2034	1,340,000	1,335,283
				226,911,375

Health Revenue : 0.09%
Coastal Bend TX Health Facilities Development Corporation (AGM Insured) (m)	1.79	7-1-2031	50,000	50,000
Harris County TX Health Facilities Development Corporation Series A3 (AGM Insured) (m)	1.75	7-1-2031	125,000	125,000
New Hope TX Cultural Education Facilities Finance Corporation MRC Crestview Project	1.75	11-15-2018	390,000	389,696
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Bond Series A	4.00	11-15-2018	390,000	390,679

17

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Bond Series A	4.00%	11-15-2019	$400,000	$405,688
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Series B	4.00	11-15-2018	390,000	390,679
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Series B	4.00	11-15-2019	705,000	715,025
				2,466,767

Housing Revenue : 1.82%
Alamito TX Public Facilities Corporation Multifamily Housing Series 2018	2.25	6-1-2021	16,300,000	16,265,444
Capital Area Housing Finance Corporation TX Hills Leander Apartments	2.05	8-1-2021	7,000,000	6,965,000
Del Rio TX Housing Facility Corporation	1.35	6-1-2021	1,955,000	1,945,870
New Hope TX Cultural Education Facilities Finance Corporation Student Housing Project Series A	3.25	8-1-2019	12,295,000	12,262,910
Odessa TX Housing Finance Corporation 87th Street Apartments Project (FHA Insured)	1.43	12-1-2020	6,255,000	6,251,122
Texas Affordable Housing Corporation Palladium Glenn Heights Apartments	1.90	12-1-2020	935,000	931,251
Texas Department of Housing & Community Affairs	1.80	12-1-2020	1,955,000	1,939,634
Texas Department of Housing & Community Affairs Multifamily Housing Series 2018 (FHA Insured)	2.23	5-1-2021	3,500,000	3,494,575
				50,055,806

Industrial Development Revenue : 0.22%
Matagorda County TX Navigation District Central Power & Light Company Project	1.75	5-1-2030	5,280,000	5,185,066
Texas Bravos River Authority Houston Lighting & Power Company Project (Ambac Insured)	5.05	11-1-2018	780,000	782,020
				5,967,086

Resource Recovery Revenue : 1.21%
Harris County TX Industrial Development Corporation Solid Waste Disposal Series 2006	5.00	2-1-2023	13,500,000	13,958,460
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Subordinate Bond Series E ø	1.81	11-1-2040	10,000,000	10,000,000
Port Arthur TX Navigation District Motiva Enterprises LLC Project Series A ø	1.80	4-1-2040	9,290,000	9,290,000
				33,248,460

Transportation Revenue : 0.14%
Texas Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XM0085 (Barclays Bank plc LIQ) ø144A	1.76	7-1-2021	2,785,000	2,785,000
Texas Tollway Authority Series C	1.95	1-1-2038	1,200,000	1,199,640
				3,984,640

Utilities Revenue : 1.06%
San Antonio TX Electric & Gas Systems Refunding Bond Series B	2.00	2-1-2033	11,140,000	10,981,478
San Antonio TX Series A	2.25	2-1-2033	15,640,000	15,661,270
San Antonio TX Series C	2.00	12-1-2027	2,640,000	2,639,947
				29,282,695

Water & Sewer Revenue : 0.15%
Houston TX Combined Utility System Revenue Series C (1 Month LIBOR +0.36%) ±	1.88	5-15-2034	4,000,000	3,992,920

				373,102,570

18

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Virginia : 3.20%
Health Revenue : 1.05%
Albemarle County VA EDA Series 2018A & 2018B (TD Bank NA SPA) ø	1.67%	10-1-2048	$29,030,000	$29,030,000

Housing Revenue : 0.72%
Colonial Heights VA EDA Colonial Ridge Apartments Series A	1.80	1-1-2020	7,820,000	7,780,978
Newport News VA Redevelopment & Housing Authority Soundview Townhouses	2.05	8-1-2021	2,690,000	2,677,492
Prince William County VA IDA Glen Arbor Apartments Project Series A	1.35	7-1-2019	8,215,000	8,193,641
Prince William County VA IDA Glen Arbor Apartments Project Series B	1.30	7-1-2019	1,250,000	1,246,138
				19,898,249

Utilities Revenue : 0.99%
Chesapeake VA EDA Electric & Power Company Series 2008A	1.75	2-1-2032	23,460,000	23,396,423
Halifax County VA IDA	2.15	12-1-2041	2,000,000	1,992,540
Wise County IDA Waste & Sewage Disposal Revenue	1.88	11-1-2040	2,000,000	1,984,560
				27,373,523

Water & Sewer Revenue : 0.44%
Virginia Tender Option Bond Trust Receipts/Floater Certificates Series 20108-XS0003 ø144A	1.41	11-1-2024	11,985,000	11,985,000

				88,286,772

Washington : 1.55%
Health Revenue : 0.31%
Grays Harbor County WA Public Hospital District #1	3.00	8-1-2019	5,965,000	5,945,435
Washington HCFR Central Washington Health Service Association	7.00	7-1-2039	2,345,000	2,430,710
				8,376,145

Tax Revenue : 0.80%
Central Puget Sound WA Regional Transit Authority Series 2015-S Class 2A (SIFMA Municipal Swap +0.30%) ±	1.86	11-1-2045	22,150,000	22,143,355

Utilities Revenue : 0.44%
Seattle WA Municipal Light & Power Series B2 (SIFMA Municipal Swap +0.29%) ±	1.85	5-1-2045	10,000,000	10,000,200
Seattle WA Municipal Light & Power Series C1 (SIFMA Municipal Swap +0.25%) ±	1.81	11-1-2021	1,055,000	1,055,000
Seattle WA Municipal Light & Power Series C2 (SIFMA Municipal Swap +0.25%) ±	1.81	11-1-2021	1,055,000	1,055,000
				12,110,200

				42,629,700

West Virginia : 0.59%
Industrial Development Revenue : 0.47%
Mason County WV PCR Appalachian Power Company Series L ø	1.63	10-1-2022	12,825,000	12,825,000

Utilities Revenue : 0.12%
West Virginia EDA Solid Waste Disposal Facilities Appalachian Power Company Series A	1.70	1-1-2041	3,520,000	3,444,461

				16,269,461

19

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Wisconsin : 2.07%
Education Revenue : 0.02%
Wisconsin PFA Guilford College	5.00%	1-1-2020	$490,000	$501,946

GO Revenue : 0.10%
Dane County WI AMT Promissory Notes Apartment Project Series D	2.50	6-1-2022	445,000	442,984
Dane County WI AMT Promissory Notes Apartment Project Series D	2.63	6-1-2023	980,000	974,649
Dane County WI AMT Promissory Notes Apartment Project Series D	3.50	6-1-2020	600,000	613,158
Dane County WI AMT Promissory Notes Apartment Project Series D	3.50	6-1-2021	735,000	757,072
				2,787,863

Health Revenue : 1.02%
Wisconsin HEFA Advocate Aurora Health Credit Group Series C3 (SIFMA Municipal Swap +0.55%) ±	2.11	8-15-2054	20,065,000	20,065,000
Wisconsin HEFA Ascension Senior Credit Group Series B-5	1.38	11-15-2038	1,265,000	1,254,880
Wisconsin HEFA Bellin Memorial Hospital Incorporated	3.00	12-1-2018	505,000	505,808
Wisconsin HEFA ThedaCare Incorporated Series A	5.25	12-15-2018	875,000	880,758
Wisconsin HEFA ThedaCare Incorporated Series B	4.50	12-15-2018	2,155,000	2,165,947
Wisconsin HEFA Tomah Memorial Hospital Series A	2.65	11-1-2020	3,125,000	3,100,563
				27,972,956

Housing Revenue : 0.21%
Wisconsin Housing & Economic Development Authority Series A	2.80	3-1-2022	1,070,000	1,073,456
Wisconsin Housing & Economic Development Authority Series A	1.95	11-1-2047	4,865,000	4,837,951
				5,911,407

Miscellaneous Revenue : 0.10%
Racine WI	3.50	3-11-2019	2,740,000	2,749,508

Resource Recovery Revenue : 0.54%
Wisconsin PFA Waste Management Incorporated Project Series A3 ø	1.80	9-1-2027	15,000,000	14,996,700

Tax Revenue : 0.08%
Oconto Falls WI Public School District	3.00	10-1-2019	2,150,000	2,166,912

				57,087,292

Wyoming : 0.05%
Utilities Revenue : 0.05%
Converse County WY Pollution Control PacifiCorp Projects ø	1.64	12-1-2020	1,485,000	1,485,000

Total Municipal Obligations (Cost $2,648,497,347)				2,643,134,702

Other : 1.65%
Branch Banking & Trust Municipal Investment Trust Various States Class C (SIFMA Municipal Swap +1.05%) (Rabobank LOC) 144A±§	2.61	12-31-2019	3,383,979	3,384,013
Eaton Vance Municipal Bond Fund 2 Institutional MuniFund Term Preferred Shares (SIFMA Municipal Swap +1.05%) 144A±§	2.61	7-1-2019	2,425,000	2,424,830
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A 144Aøø§	1.86	10-1-2047	15,600,000	15,600,000
Nuveen New York Quality Municipal Income Fund Institutional MuniFund Term Preferred Shares 144Aøø	1.86	5-1-2047	24,200,000	24,200,000
Total Other (Cost $45,608,979)				45,608,843

	Yield		Shares
Short-Term Investments : 1.50%
Investment Companies : 1.50%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)	1.46		41,168,883	41,214,169

20

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2018 (unaudited)

		Value
Total Short-Term Investments (Cost $41,214,169)		$41,214,169

Total investments in securities (Cost $2,735,320,495)	99.05%	2,729,957,714
Other assets and liabilities, net	0.95	26,062,629

Total net assets	100.00%	$2,756,020,343

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CDA	Community Development Authority
DW&P	Department of Water & Power
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
RAN	Revenue anticipation notes
R&D	Research & development
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TRAN	Tax revenue anticipation notes
TTFA	Transportation Trust Fund Authority

21

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	48,291,197	332,493,219	339,615,533	41,168,883	$41,214,169	1.50%

Wells Fargo Ultra Short-Term Municipal Income Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2018 (unaudited)

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$2,646,518,715	$0	$2,646,518,715
Other	0	42,224,830	0	42,224,830
Short-term investments
Investment companies	41,214,169	0	0	41,214,169

Total assets	$41,214,169	$2,688,743,545	$0	$2,729,957,714

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At September 30, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.31%
Guam : 5.65%
Airport Revenue : 2.46%
Guam International Airport Authority Series C (AGM Insured)	6.13%	10-1-2043	$1,500,000	$1,693,739
Guam Port Authority AMT Series A	5.00	7-1-2048	1,000,000	1,078,330
Guam Port Authority AMT Series B	5.00	7-1-2034	445,000	479,109
				3,251,178

Miscellaneous Revenue : 1.57%
Guam Government Limited Obligation Bonds Section 30 Series A	5.38	12-1-2024	1,000,000	1,038,840
Guam Government Limited Obligation Bonds Section 30 Series A	5.50	12-1-2019	1,000,000	1,040,270
				2,079,110

Utilities Revenue : 1.62%
Guam Power Authority Series A (AGM Insured)	5.00	10-1-2019	1,575,000	1,618,108
Guam Power Authority Series A (AGM Insured)	5.00	10-1-2020	500,000	526,305
				2,144,413

				7,474,701

Illinois : 4.01%
GO Revenue : 3.14%
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2027	1,000,000	709,210
Chicago IL Park District Special Recreation Activity Series E	5.00	11-15-2027	1,000,000	1,130,070
Chicago IL Series A	5.00	1-1-2027	1,700,000	1,796,118
Illinois Refunding Bond Series 2018A	5.00	10-1-2021	500,000	521,310
				4,156,708

Miscellaneous Revenue : 0.21%
Illinois	5.50	7-1-2026	250,000	268,510

Tax Revenue : 0.59%
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	750,000	783,938

Water & Sewer Revenue : 0.07%
Chicago IL Waterworks Unrefunded Bond (AGM Insured)	5.00	11-1-2020	95,000	95,241

				5,304,397

Michigan : 0.16%
Miscellaneous Revenue : 0.16%
Michigan Municipal Bond Authority Local Government Loan Program Series A (Ambac Insured) ø	4.00	11-1-2021	215,000	215,000

New Jersey : 1.69%
Miscellaneous Revenue : 0.85%
New Jersey EDA Series EE	5.00	9-1-2023	1,070,000	1,121,991

Transportation Revenue : 0.84%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,000,000	1,115,700

				2,237,691

1

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
New York : 0.69%
Education Revenue : 0.69%
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24%	2-1-2047	$1,000,000	$919,390

Puerto Rico : 1.01%
Transportation Revenue : 1.01%
Puerto Rico Highway & Transportation Authority Refunding Bond Series L (AGC Insured)	5.25	7-1-2019	1,000,000	1,020,040
Puerto Rico Highway & Transportation Authority Refunding Bond Series L (BHAC/FGIC Insured)	5.25	7-1-2021	300,000	321,927
				1,341,967

Virgin Islands : 3.78%
Miscellaneous Revenue : 2.23%
Virgin Islands PFA 144A	5.00	9-1-2020	750,000	775,410
Virgin Islands PFA Gross Receipts Taxes Loan Notes (National Insured)	4.00	10-1-2020	450,000	450,302
Virgin Islands PFA Gross Receipts Taxes Loan Notes (AGM Insured)	4.00	10-1-2022	1,690,000	1,710,094
Virgin Islands PFA Unrefunded Balance Bond Series A	7.30	10-1-2018	5,000	5,000
				2,940,806

Tax Revenue : 1.55%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (AGM Insured)	5.00	10-1-2025	2,000,000	2,054,540
				4,995,346

Wisconsin : 82.32%
Education Revenue : 11.33%
Green Bay WI Housing Authority University Village Housing Incorporated	4.38	4-1-2022	200,000	202,662
Green Bay WI Housing Authority University Village Housing Incorporated	5.00	4-1-2030	1,410,000	1,446,195
Madison WI CDA Wisconsin Alumni Research Foundation	5.00	10-1-2023	150,000	154,241
Madison WI CDA Wisconsin Alumni Research Foundation	5.00	10-1-2025	475,000	488,143
Madison WI CDA Wisconsin Alumni Research Foundation	5.00	10-1-2039	5,000,000	5,131,850
Milwaukee WI RDA Milwaukee School of Engineering Project (AGM Insured)	2.75	4-1-2021	1,080,000	1,090,940
Milwaukee WI RDA Milwaukee School of Engineering Project (AGM Insured)	4.10	4-1-2032	1,500,000	1,539,825
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.25	8-1-2043	2,100,000	2,275,812
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00	7-1-2022	1,065,000	1,109,411
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00	7-1-2032	1,500,000	1,553,220
				14,992,299

GO Revenue : 1.84%
Milwaukee WI Series B6	2.00	4-1-2021	175,000	174,577
Milwaukee WI Series B6	3.00	4-1-2024	570,000	587,516
Milwaukee WI Series B6	5.00	4-1-2022	350,000	383,310
Milwaukee WI Series B6	5.00	4-1-2023	580,000	648,121
Milwaukee WI Series B6	5.00	4-1-2025	550,000	633,413
				2,426,937

2

Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue : 15.08%
Green Bay WI RDA Bellin Memorial Hospital Incorporated	5.50%	12-1-2023	$250,000	$251,518
Green Bay WI RDA Bellin Memorial Hospital Incorporated	5.65	12-1-2026	100,000	100,633
Green Bay WI RDA Bellin Memorial Hospital Incorporated	6.00	12-1-2029	260,000	261,797
Green Bay WI RDA Bellin Memorial Hospital Incorporated	6.15	12-1-2032	420,000	423,011
Monroe WI RDA Monroe Clinic Incorporated	5.50	2-15-2029	1,000,000	1,013,340
Monroe WI RDA Monroe Clinic Incorporated	5.88	2-15-2039	1,570,000	1,593,110
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	3.00	12-1-2019	1,475,000	1,489,647
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	4.00	12-1-2035	1,000,000	1,022,870
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	5.00	12-1-2025	1,500,000	1,669,185
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	5.00	12-1-2026	1,740,000	1,935,298
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Ambac Insured)	5.50	2-15-2019	15,000	15,191
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2020	850,000	881,561
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2027	400,000	454,056
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2028	650,000	727,188
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2029	500,000	555,905
Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2031	900,000	978,183
Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2033	550,000	597,779
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2028	880,000	1,011,454
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2029	575,000	660,894
Wisconsin HEFA Monroe Clinic Incorporated	3.00	2-15-2035	520,000	531,679
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2030	300,000	344,814
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series B	5.00	7-1-2044	3,250,000	3,432,293
				19,951,406

Housing Revenue : 11.01%
Milwaukee WI RDA Wisconsin Housing Preservation Corporation (Johnson Bank LOC) ø	2.15	12-1-2038	185,000	185,000
Wisconsin Housing & EDA AMT Series A	4.63	11-1-2037	25,000	25,008
Wisconsin Housing & EDA Madison Pool Project Series A	4.55	7-1-2037	165,000	169,061
Wisconsin Housing & EDA Madison Pool Project Series A	4.70	7-1-2047	2,300,000	2,352,854
Wisconsin Housing & EDA Madison Pool Project Series A	4.85	7-1-2052	3,000,000	3,053,310
Wisconsin Housing & EDA Series A	1.25	12-1-2018	55,000	54,918
Wisconsin Housing & EDA Series A	1.55	12-1-2019	55,000	54,633
Wisconsin Housing & EDA Series A	1.95	12-1-2020	55,000	54,803
Wisconsin Housing & EDA Series A	3.00	5-1-2022	100,000	101,701
Wisconsin Housing & EDA Series A	3.00	11-1-2022	125,000	127,165
Wisconsin Housing & EDA Series A	3.40	11-1-2032	2,450,000	2,409,502
Wisconsin Housing & EDA Series A	4.05	12-1-2049	800,000	798,560
Wisconsin Housing & EDA Series A	5.75	11-1-2043	2,835,000	2,912,339
Wisconsin Housing & EDA Series C	2.25	5-1-2022	530,000	527,461
Wisconsin Housing & EDA Series C	3.25	12-1-2036	785,000	726,753
Wisconsin Housing & EDA Series C	3.88	11-1-2035	1,000,000	1,007,790
				14,560,858

Industrial Development Revenue : 1.33%
Waukesha WI RDA Welldall Manufacturing Incorporated Project (U.S. Bank NA LOC)	4.00	12-1-2023	150,000	150,521
Waukesha WI RDA Welldall Manufacturing Incorporated Project (U.S. Bank NA LOC)	4.20	12-1-2024	150,000	150,555
Waukesha WI RDA Welldall Manufacturing Incorporated Project (U.S. Bank NA LOC)	4.25	12-1-2025	250,000	250,928
Waukesha WI RDA Weldall Manufacturing Incorporated Project Series 2010 (U.S. Bank NA LOC)	4.50	12-1-2030	1,200,000	1,204,572
				1,756,576

Miscellaneous Revenue : 22.90%
Brookfield WI Community Development & RDA Series A	1.35	6-1-2019	750,000	743,768
Cudahy WI CDA Series A	1.75	6-1-2019	300,000	298,806
Cudahy WI CDA Series A	1.95	6-1-2019	145,000	144,751

3

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Cudahy WI CDA Series C	1.05%	6-1-2019	$125,000	$123,661
Glendale WI CDA Bayshore Public Parking	1.50	10-1-2019	375,000	371,588
Glendale WI CDA Series A ø	3.50	10-1-2018	1,700,000	1,700,000
Kaukauna WI RDA	3.75	6-1-2032	850,000	852,958
Kaukauna WI RDA	4.00	6-1-2019	50,000	50,649
Kaukauna WI RDA	4.00	6-1-2020	100,000	103,072
Kaukauna WI RDA	4.00	6-1-2021	310,000	322,230
Kaukauna WI RDA	4.00	6-1-2022	235,000	246,588
Kaukauna WI RDA	4.00	6-1-2023	200,000	211,676
Kaukauna WI RDA	4.00	6-1-2025	425,000	452,068
Kaukauna WI RDA	4.00	6-1-2028	425,000	445,243
Kaukauna WI RDA	4.00	6-1-2035	900,000	920,052
Milwaukee WI RDA Lease Public Schools Series A	5.00	11-15-2026	220,000	255,101
Milwaukee WI RDA Lease Public Schools Series	5.00	11-15-2033	750,000	837,308
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2034	675,000	751,039
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2035	1,000,000	1,109,660
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2036	500,000	552,965
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2027	1,020,000	1,167,584
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2028	1,000,000	1,139,280
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2031	750,000	842,408
Milwaukee WI RDA Public Schools Series A	5.00	8-1-2019	915,000	937,317
Milwaukee WI RDA Public Schools Series A	5.00	8-1-2020	1,100,000	1,156,958
Milwaukee WI RDA Public Schools Series A	5.00	8-1-2021	3,330,000	3,574,922
Milwaukee WI RDA Summer Festival Project	4.60	8-1-2024	870,000	884,103
Milwaukee WI RDA Summer Festival Project	4.70	8-1-2025	110,000	111,855
Milwaukee WI RDA Summer Festival Project	5.00	8-1-2030	5,000,000	5,096,950
North Fond du Lac WI CDA	1.70	12-1-2018	50,000	49,889
Prairie du Chien WI RDA Series B	1.65	9-1-2020	200,000	196,802
Warrens WI CDA Economic Improvements	5.10	11-1-2020	70,000	65,638
Weston WI CDA Series A ø	1.25	10-1-2018	250,000	250,000
Weston WI CDA Series A	1.40	10-1-2019	625,000	616,563
Weston WI CDA Series A	1.50	10-1-2020	500,000	487,255
Weston WI CDA Series A	1.60	10-1-2021	340,000	327,519
Weston WI CDA Series A	1.75	10-1-2022	200,000	190,810
Weston WI CDA Series A	1.90	10-1-2023	100,000	95,270
Weston WI CDA Series A	2.00	10-1-2024	625,000	590,069
Weston WI CDA Series A	2.15	10-1-2025	615,000	580,388
Weston WI CDA Series A	2.25	10-1-2026	940,000	895,670
Weston WI CDA Series A	2.40	10-1-2027	570,000	540,195
				30,290,628

Tax Revenue : 18.83%
Mount Pleasant WI Tax Increment Series 2018A %%	4.00	4-1-2035	1,295,000	1,302,123
Mount Pleasant WI Tax Increment Series 2018A %%	5.00	4-1-2034	1,000,000	1,110,020
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)	5.50	12-15-2018	380,000	382,842
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)	5.50	12-15-2019	100,000	104,221
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)	5.50	12-15-2021	2,000,000	2,208,180
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)	5.50	12-15-2023	1,600,000	1,834,432
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)	5.50	12-15-2026	2,435,000	2,849,340
Warrens WI CDA Interim Workout Extension ##	3.70	11-1-2029	163,947	101,804
Wisconsin Center District CAB (AGM Insured) ¤	0.00	12-15-2030	295,000	197,151
Wisconsin Center District CAB Senior Dedicated Milwaukee Arena Project Series A (Build America Mutual Assurance Company Insured) ¤	0.00	12-15-2033	2,985,000	1,674,227
Wisconsin Center District CAB Series A (National Insured) ¤	0.00	12-15-2019	275,000	266,778
Wisconsin Center District CAB Series A (National Insured) ¤	0.00	12-15-2027	100,000	74,462
Wisconsin Center District Junior Dedicated Bond (AGM Insured)	5.25	12-15-2018	65,000	65,423
Wisconsin Center District Junior Dedicated Bond (AGM Insured)	5.25	12-15-2019	500,000	518,410
Wisconsin Center District Junior Dedicated Bond (AGM Insured)	5.25	12-15-2023	2,150,000	2,354,981
Wisconsin Center District Junior Dedicated Bond (AGM Insured)	5.25	12-15-2027	1,005,000	1,142,675
Wisconsin Center District Junior Dedicated Bond Series A	5.00	12-15-2022	730,000	797,167
Wisconsin Center District Junior Dedicated Bond Series A	5.00	12-15-2030	2,100,000	2,273,229
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2032	1,100,000	1,158,850

4

Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Wisconsin Center District Milwaukee Arena Project	4.00%	12-15-2033	$920,000	$962,817
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2034	2,000,000	2,079,260
Wisconsin Oneida Tribe of Indians 144A	5.50	2-1-2021	1,410,000	1,450,523
				24,908,915

				108,887,619

Total Municipal Obligations (Cost $130,357,434)				131,376,111

	Yield
Short-Term Investments : 0.04%
U.S. Treasury Securities : 0.04%
U.S. Treasury Bill #(z)	2.09	12-13-2018	40,000	39,828
U.S. Treasury Bill #(z)	2.10	12-13-2018	10,000	9,957

Total Short-Term Investments (Cost $49,786)				49,785

Total investments in securities (Cost $130,407,220)	99.35%			131,425,896
Other assets and liabilities, net	0.65			854,344

Total net assets	100.00%			$132,280,240

¤	The security is issued in zero coupon form with no periodic interest payments.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is issued on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Corporation
GO	General obligation
HEFA	Health & Educational Facilities Authority
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
TTFA	Transportation Trust Fund Authority

5

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
5-Year U.S. Treasury Notes	35	12-31-2018	$3,931,814	$3,936,680	$4,866	$0
10-Year U.S. Treasury Notes	20	12-19-2018	2,370,659	2,375,625	4,966	0

					$9,832	$0

Wells Fargo Wisconsin Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$131,376,111	$0	$131,376,111
Short-term investments
U.S. Treasury securities	49,785	0	0	49,785

	49,785	131,376,111	0	131,425,896
Futures contracts	9,832	0	0	9,832

Total assets	$59,617	$131,376,111	$0	$131,435,728

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At September 30, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Alternative Strategies Fund	Portfolio of investments — September 30, 2018 (unaudited)

Security name			Shares	Value
Common Stocks : 0.06%
Materials : 0.06%
Containers & Packaging : 0.06%
Vidrala SA			497	$46,625

Total Common Stocks (Cost $52,227)				46,625

	Interest rate	Maturity date	Principal
Non-Agency Mortgage-Backed Securities : 0.00%
Bear Stearns Alt-A Trust Series 2004-12 Class 2A2 ±±	3.60%	1-25-2035	$26	24
RBSSP Resecuritization Trust Series 2009-6 Class 17A3 ±±144A	6.00	6-26-2037	1,793	1,494
Washington Mutual Mortgage Pass-Through Certificates Series 2006-5 Class 1A3	6.00	7-25-2036	727	662
Total Non-Agency Mortgage-Backed Securities (Cost $5,971)				2,180

	Dividend yield		Shares
Preferred Stocks : 0.07%
Industrials : 0.07%
Transportation Infrastructure : 0.07%
Uber Technologies Incorporated †(a)‡*	0.00		1,216	52,835
Total Preferred Stocks (Cost $18,864)				52,835

	Yield
Short-Term Investments : 100.61%
Investment Companies : 100.60%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.99		82,280,461	82,280,461

		Maturity date	Principal
U.S. Treasury Securities : 0.01%
U.S. Treasury Bill (z)#	2.06	12-6-2018	$5,000	4,981

Total Short-Term Investments (Cost $82,285,456)				82,285,442

Total investments in securities (Cost $82,362,518)	100.74%			82,387,082
Other assets and liabilities, net	(0.74)			(602,490)

Total net assets	100.00%			$81,784,592

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
*

Restricted security purchased in a private placement transaction which may have contractual restrictions on resale. At September 30, 2018, the value of the security amounted to $52,835, representing 0.07% of net assets. The security was acquired on 3-26-2015 at a cost of $18,864.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

1

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo Alternative Strategies Fund

Abbreviations:

CHF	Swiss Franc
EUR	Euro
GBP	Great British pound
JPY	Japanese yen
SEK	Swedish krona

2

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
118,867 CHF	122,880 USD	Morgan Stanley	9-19-2018	$0	$0
108,286 GBP	141,886 USD	Morgan Stanley	9-19-2018	0	0
698,070 EUR	815,528 USD	Morgan Stanley	9-19-2018	0	0
360,961,000 JPY	3,197,769 USD	HSBC	10-1-2018	0	(20,855)
2,004,000 EUR	2,357,826 USD	JPMorgan	10-1-2018	0	(31,081)
511,000 GBP	670,539 USD	JPMorgan	10-1-2018	0	(4,502)
2,322,897 USD	2,004,000 EUR	JPMorgan	10-1-2018	0	(3,849)
3,246,782 USD	360,961,000 JPY	JPMorgan	10-1-2018	69,868	0
668,337 USD	511,000 GBP	JPMorgan	10-1-2018	2,299	0
821,255 USD	698,070 EUR	Morgan Stanley	12-19-2018	5,449	0
142,448 USD	108,286 GBP	Morgan Stanley	12-19-2018	778	0
123,863 USD	118,867 CHF	Morgan Stanley	12-19-2018	1,843	0
40,030 USD	38,344 CHF	Morgan Stanley	12-19-2018	669	0
51,772 EUR	61,243 USD	Morgan Stanley	12-19-2018	0	(739)
18,456 EUR	21,862 USD	Morgan Stanley	12-19-2018	0	(293)
605,314 EUR	717,241 USD	Morgan Stanley	12-19-2018	0	(9,834)
157,211 CHF	164,178 USD	Morgan Stanley	12-19-2018	0	(2,797)
77,786 EUR	91,382 USD	Morgan Stanley	12-19-2018	0	(477)
18,985 GBP	25,130 USD	Morgan Stanley	12-19-2018	0	(292)
2,828 GBP	3,711 USD	Morgan Stanley	12-19-2018	0	(11)
7,661 GBP	10,107 USD	Morgan Stanley	12-19-2018	0	(84)
77,786 EUR	91,382 USD	Morgan Stanley	12-19-2018	0	(477)
17,631 EUR	20,662 USD	Morgan Stanley	12-19-2018	0	(58)
71,262 GBP	94,357 USD	Morgan Stanley	12-19-2018	0	(1,126)
7,549 GBP	9,913 USD	Morgan Stanley	12-19-2018	0	(37)
85,731 USD	72,889 EUR	Morgan Stanley	12-19-2018	549	0
1,218,647 USD	1,036,000 EUR	Morgan Stanley	12-19-2018	7,915	0
41,465 USD	363,000 SEK	Morgan Stanley	12-19-2018	341	0
57,000 EUR	67,539 USD	Morgan Stanley	12-19-2018	0	(926)
363,000 SEK	41,007 USD	Morgan Stanley	12-19-2018	117	0
979,000 EUR	1,159,090 USD	Morgan Stanley	12-19-2018	0	(14,972)

				$89,828	$(92,410)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	15,100,559	154,656,117	87,476,215	82,280,461	$82,280,461	100.60%

Wells Fargo Alternative Strategies Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2018, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Materials	$46,625	$0	$0	$46,625
Non-agency mortgage-backed securities	0	2,180	0	2,180
Preferred stocks
Industrials	0	0	52,835	52,835
Short-term investments
Investment companies	82,280,461	0	0	82,280,461
U.S. Treasury securities	4,981	0	0	4,981

	82,332,067	2,180	52,835	82,387,082
Forward foreign currency contracts	0	89,828	0	89,828

Total assets	$82,332,067	$92,008	$52,835	$82,476,910

Liabilities
Forward foreign currency contracts	$0	$92,410	0	$92,410

Total liabilities	$0	$92,410	0	$92,410

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At September 30, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.88%
Alabama : 0.80%
GO Revenue : 0.06%
Jefferson County AL Series A	4.90%	4-1-2021	$415,000	$424,574

Miscellaneous Revenue : 0.58%
Alabama Federal Aid Highway Finance Authority Series A	5.00	9-1-2035	3,250,000	3,692,553

Water & Sewer Revenue : 0.16%
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2026	1,350,000	998,352

				5,115,479

Arizona : 3.09%
Education Revenue : 2.07%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses	5.00	7-1-2023	650,000	676,176
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	4.90	6-15-2028	570,000	558,332
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,000,000	994,070
Maricopa County AZ IDA Horizon Community Learning Center Project	5.00	7-1-2035	3,000,000	3,083,160
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project	6.00	7-1-2032	600,000	661,620
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project	6.25	7-1-2032	295,000	322,175
Pima County AZ IDA Educational Facility Charter School Project Series R	2.88	7-1-2021	610,000	610,226
Pima County AZ IDA Educational Facility Desert Heights Charter School	7.00	5-1-2034	1,000,000	1,069,700
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	985,000	988,910
Pima County AZ IDA Noah Webster Schools Project Series A	6.75	12-15-2033	1,120,000	1,202,880
Pima County AZ IDA Paideia Academies Project 144A	5.00	7-1-2025	670,000	668,050
Pima County AZ IDA Paideia Academies Project 144A	6.00	7-1-2035	1,025,000	1,034,492
Pima County AZ IDA Paideia Academies Project 144A	6.13	7-1-2045	1,000,000	1,006,740
Yavapai County AZ IDA Business & Equine Center Project 144A	4.63	3-1-2022	270,000	275,241
				13,151,772

GO Revenue : 0.08%
Verrado AZ Community Facilities District #1 144A	5.00	7-15-2022	500,000	515,600

Resource Recovery Revenue : 0.36%
Yavapai County AZ IDA Waste Management Incorporated Project	2.80	6-1-2027	2,300,000	2,308,188

Tax Revenue : 0.21%
City of San Luis AZ Pledged Excise Tax Series A (Build America Mutual Assurance Company Insured)	5.00	7-1-2038	1,200,000	1,313,832

Utilities Revenue : 0.37%
Salt Verde Financial Corporation (Citibank NA Guaranty Agreement)	5.00	12-1-2032	2,055,000	2,379,382

				19,668,774

California : 3.28%
Airport Revenue : 1.72%
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	10,000,000	10,921,300

Education Revenue : 0.50%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	1,000,000	1,099,090
California School Finance Authority View Park Elementary & Middle Schools Series A	4.75	10-1-2024	355,000	366,129

1

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
California School Finance Authority View Park Elementary & Middle Schools Series A	5.63%	10-1-2034	$575,000	$603,744
University of California Series AI	5.00	5-15-2038	1,000,000	1,102,890
				3,171,853

GO Revenue : 0.17%
California Prerefunded Bond	6.00	4-1-2038	70,000	71,502
California Unrefunded Bond	6.00	4-1-2038	130,000	132,599
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	500,000	330,475
Hawthorne CA School District CAB Series C (National Insured) ¤	0.00	11-1-2025	100,000	81,728
Peralta CA Community College District Alameda County	5.00	8-1-2024	450,000	497,255
				1,113,559

Health Revenue : 0.22%
California Statewide CDA Sutter Health Series A	6.00	8-15-2042	100,000	107,646
San Buenaventura CA Community Mental Health System	6.25	12-1-2020	150,000	161,114
University of California Regents Medical Center Prerefunded Bond Series J	5.25	5-15-2038	780,000	893,903
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	220,000	244,913
				1,407,576

Industrial Development Revenue : 0.24%
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	8.00	7-1-2039	1,430,000	1,524,051

Miscellaneous Revenue : 0.34%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	1,000,000	1,098,270
California Public Works Board Department of General Services Buildings 8 & 9A	6.25	4-1-2034	250,000	255,670
Palo Alto CA Improvement Bond Act of 1915	4.00	9-2-2020	240,000	248,657
San Diego CA Public Financing Authority Capital Improvement Project Series B	5.00	10-15-2029	500,000	579,140
				2,181,737

Water & Sewer Revenue : 0.09%
Los Angeles CA DW&P Series A	5.00	7-1-2039	500,000	556,875

				20,876,951

Colorado : 1.97%
Education Revenue : 0.79%
Colorado ECFA Charter School American Academy Project	7.13	12-1-2033	200,000	205,724
Colorado ECFA Charter School American Academy Project	7.25	12-1-2028	250,000	257,208
Colorado ECFA Charter School American Academy Project	7.63	12-1-2040	260,000	267,654
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	1,500,000	1,432,455
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	465,000	523,516
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	1,000,000	1,268,090
Regents of the University of Colorado Certificate of Participation Series 2013A	5.00	11-1-2028	1,000,000	1,114,020
				5,068,667

GO Revenue : 0.11%
Southlands CO Metropolitan District #1 Series A-2	5.00	12-1-2047	650,000	680,615

2

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.64%
Colorado Health Facilities Authority Catholic Health Initiatives Series A	5.00%	7-1-2039	$4,000,000	$4,053,160

Industrial Development Revenue : 0.43%
Denver CO Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016	5.00	12-1-2033	2,500,000	2,772,350

				12,574,792

Connecticut : 0.47%
GO Revenue : 0.47%
Hamden CT (Build America Mutual Assurance Company Insured)	5.00	8-15-2024	450,000	497,070
Hamden CT (Build America Mutual Assurance Company Insured)	5.00	8-15-2025	275,000	307,527
Hartford CT	5.00	4-1-2028	2,055,000	2,196,363
				3,000,960

Delaware : 0.23%
Education Revenue : 0.23%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,500,000	1,471,395

District of Columbia : 0.05%
Education Revenue : 0.01%
District of Columbia Cesar Chavez Public Charter School	6.50	11-15-2021	40,000	40,771

Miscellaneous Revenue : 0.04%
District of Columbia Association of American Medical Colleges Series A	5.00	10-1-2024	270,000	299,381

				340,152

Florida : 4.38%
Airport Revenue : 1.60%
Jacksonville FL Port Authority Series B	5.00	11-1-2044	5,500,000	6,111,545
Jacksonville FL Port Authority Series B	5.00	11-1-2040	2,625,000	2,930,944
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	1,000,000	1,123,940
				10,166,429

Education Revenue : 0.92%
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	1,000,000	1,131,540
Florida Higher Educational Facilities Financing Authority Jacksonville University 144A	4.50	6-1-2033	1,300,000	1,331,694
Miami-Dade County FL IDA Aspira Florida Project Series 2016A 144A	5.75	11-1-2036	2,000,000	1,867,760
Miami-Dade County FL IDA Youth Co-Op Charter School Project Series 2015A 144A	5.75	9-15-2035	1,500,000	1,503,345
				5,834,339

Health Revenue : 0.29%
Atlantic Beach FL Health Care Facilities Fleet Landing Project Series B	5.63	11-15-2043	1,500,000	1,637,865
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	250,000	231,595
				1,869,460

Miscellaneous Revenue : 0.61%
CityPlace Florida Community Development District	5.00	5-1-2022	500,000	540,585

3

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Miami-Dade County FL School Board Certificate of Participation Series A	5.00%	5-1-2031	$3,000,000	$3,365,070
				3,905,655

Tax Revenue : 0.96%
Florida Series B	4.00	7-1-2048	6,000,000	6,106,500

				27,882,383

Georgia : 2.81%
Health Revenue : 0.90%
Fulton County GA Development Authority Hospital WellStar Health System Series A	5.00	4-1-2042	1,000,000	1,089,480
Gainesville & Hall County GA Development Authority Senior Living Facilities Lanier Village Series B (AGC Insured, TD Bank NA SPA) ø	1.72	11-15-2033	3,930,000	3,930,000
Washington Counties GA Wilkes Payroll Development Authority Subordinate Bond Series C ¤	0.00	12-1-2021	815,000	755,277
				5,774,757

Industrial Development Revenue : 0.01%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Ambac Insured)	5.00	1-1-2027	50,000	53,444

Utilities Revenue : 1.90%
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	7,500,000	7,885,725
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series C	4.00	8-1-2048	4,000,000	4,207,520
				12,093,245

				17,921,446

Guam : 0.32%
Tax Revenue : 0.06%
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	365,000	381,535

Utilities Revenue : 0.08%
Guam Power Authority Series A (AGM Insured)	5.00	10-1-2020	500,000	526,305

Water & Sewer Revenue : 0.18%
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2021	550,000	588,682
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2022	500,000	546,435
				1,135,117

				2,042,957

Hawaii : 0.35%
Airport Revenue : 0.35%
Hawaii Airports System Revenue Series A	5.00	7-1-2048	2,000,000	2,200,700

Idaho : 0.28%
Education Revenue : 0.28%
Idaho Housing & Finance Association Idaho Arts Charter School Series A 144A	5.00	12-1-2036	1,000,000	1,054,690

4

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85%	5-1-2033	$480,000	$482,458
Idaho Housing & Finance Association Liberty Charter School Series A	6.00	6-1-2038	250,000	250,343
				1,787,491

Illinois : 20.46%
Airport Revenue : 1.85%
Chicago IL Midway Airport Second Lien Refunding Bonds Series A	5.50	1-1-2031	4,500,000	4,947,165
Chicago IL O’Hare International Airport	5.00	1-1-2035	1,000,000	1,029,480
Chicago IL O’Hare International Airport	5.00	1-1-2035	1,350,000	1,389,798
Chicago IL O’Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	1,000,000	1,088,540
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	1,500,000	1,672,140
Chicago IL O’Hare International Airport Senior Lien	5.25	1-1-2032	1,000,000	1,094,900
Chicago IL O’Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	500,000	542,105
				11,764,128

Education Revenue : 0.36%
Illinois Finance Authority Charter Schools Refunding & Improvement Bonds Series A	7.13	10-1-2041	200,000	210,898
Illinois Finance Authority Wesleyan University	5.00	9-1-2046	2,000,000	2,106,720
				2,317,618

GO Revenue : 7.23%
Bureau County IL Township High School District #502 Series A (Build America Mutual Assurance Company Insured)	6.25	12-1-2033	750,000	893,438
Chicago IL Board of Education Series A (National Insured)	5.25	12-1-2021	2,555,000	2,709,731
Chicago IL Board of Education Series C	5.25	12-1-2025	1,000,000	1,001,490
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2027	6,000,000	4,255,260
Chicago IL CAB Series C ¤	0.00	1-1-2021	610,000	565,116
Chicago IL City Colleges Capital Improvement Project CAB (National Insured) ¤	0.00	1-1-2031	800,000	464,976
Chicago IL Emergency Telephone System Project (National Insured)	5.50	1-1-2023	555,000	591,247
Chicago IL Library Project Series D	5.00	1-1-2021	440,000	442,490
Chicago IL Modern Schools Across Chicago Program Series A	4.00	12-1-2018	445,000	446,050
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	1,300,000	1,397,838
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2030	1,000,000	1,100,610
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2031	1,000,000	1,092,550
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2032	1,225,000	1,331,845
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2035	1,000,000	1,075,340
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016A	5.00	11-15-2028	1,655,000	1,855,156
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016E	5.00	11-15-2029	1,735,000	1,930,448
Chicago IL Series A	6.00	1-1-2038	2,500,000	2,812,600
Chicago IL Series C	4.00	1-1-2021	750,000	762,878
Chicago IL Series C (National Insured)	5.00	1-1-2029	875,000	877,126
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) ¤	0.00	12-1-2025	675,000	519,818
Cook County IL School District #159 Matteson-Richton Park CAB (AGM Insured) ¤	0.00	12-1-2023	615,000	522,012
Cook County IL Series A	5.00	11-15-2020	770,000	816,362
Illinois (AGM Insured)	5.00	4-1-2026	1,130,000	1,230,005
Illinois	5.00	10-1-2021	2,000,000	2,085,240
Illinois Series 2010 (AGM Insured)	5.00	1-1-2023	820,000	842,944
Illinois Series A	4.00	9-1-2019	600,000	600,582
Illinois Series A (AGM Insured)	5.00	4-1-2024	1,905,000	2,055,019
Kane, Cook & DuPage Counties IL Series A	5.00	1-1-2034	1,000,000	1,090,810
Kane, Cook & DuPage Counties IL Series D	5.00	1-1-2034	1,700,000	1,854,377
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2019	75,000	74,254
Village Bolingbrook IL (AGM Insured)	5.00	1-1-2031	500,000	543,195

5

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00%	1-1-2027	$1,030,000	$718,209
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2028	475,000	315,044
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2033	1,625,000	823,290
Will County IL Lincoln-Way Community High School District #210 Series A (AGM Insured)	5.00	1-1-2027	4,000,000	4,277,040
Will County IL Lincoln-Way Community High School District #210 Series A	5.00	1-1-2030	1,000,000	976,400
Winnebago County IL Series A (AGM Insured)	4.00	12-30-2025	1,035,000	1,110,276
				46,061,066

Miscellaneous Revenue : 1.36%
Chicago IL Board of Education Lease Certificates Refunding Bond Series A (National Insured)	6.00	1-1-2020	135,000	137,238
Illinois	5.00	2-1-2021	3,000,000	3,104,490
Illinois	5.00	5-1-2025	870,000	911,769
Illinois	5.50	7-1-2025	1,250,000	1,347,063
Illinois Finance Authority Prerefunded Bond Art Institute of Chicago Series A	5.00	3-1-2034	5,000	5,461
Illinois Finance Authority Rogers Park Montessori School	5.00	2-1-2024	445,000	457,536
Illinois Finance Authority The Art Institute of Chicago Series A	6.00	3-1-2038	400,000	406,584
Illinois Finance Authority Unrefunded Bond Art Institute of Chicago Series A	5.00	3-1-2034	495,000	530,209
Illinois Series 2013	5.50	7-1-2038	1,000,000	1,053,600
Illinois University Certificate of Participation Capital Improvement Project	4.25	4-1-2020	715,000	725,682
				8,679,632

Tax Revenue : 6.80%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	2,500,000	2,469,500
Chicago IL Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2019	1,135,000	1,093,516
Chicago IL Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2030	11,000,000	6,398,370
Chicago IL Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured) ¤	0.00	6-15-2029	1,950,000	1,227,720
Chicago IL Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B1 (AGM Insured) ¤	0.00	6-15-2027	5,150,000	3,629,875
Chicago IL Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	3,000,000	3,135,750
Chicago IL Refunding Bond	5.00	1-1-2019	705,000	707,848
Chicago IL Sales Tax	5.00	1-1-2031	4,525,000	5,183,840
Chicago IL Sales Tax	5.00	1-1-2032	850,000	973,760
Chicago IL Sales Tax	5.00	1-1-2033	2,785,000	3,190,496
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2030	2,250,000	2,577,600
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	1,000,000	1,058,450
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2032	1,560,000	1,647,844
Illinois Sales Tax Revenue Second Series (National Insured)	5.75	6-15-2020	1,005,000	1,057,350
Illinois Series 2013	5.00	6-15-2024	1,000,000	1,085,240
Illinois Series A	4.00	1-1-2029	1,000,000	972,870
Illinois Series A	5.00	6-1-2019	465,000	472,189
Illinois Series A	5.00	1-1-2027	2,000,000	2,056,540
Illinois Sports Facilities Authority State Tax Supported (AGM Insured)	5.25	6-15-2031	2,500,000	2,718,875
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	1,500,000	1,616,940
				43,274,573

Tobacco Revenue : 0.53%
Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,343,350

6

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Transportation Revenue : 0.17%
Illinois Toll Highway Authority Toll Senior Series B	5.00%	1-1-2039	$1,000,000	$1,088,280

Water & Sewer Revenue : 2.16%
Chicago IL Wastewater Second Lien Transmission Revenue Project Bonds Series 2014	5.00	1-1-2025	1,155,000	1,272,221
Chicago IL Wastewater Transmission Second Lien	5.00	1-1-2027	1,000,000	1,062,990
Chicago IL Water Revenue Refunding Bond Second Lien	5.00	11-1-2025	2,600,000	2,908,334
Chicago IL Water Revenue Second Lien Project	5.00	11-1-2026	2,750,000	3,023,075
Chicago IL Waterworks Second Lien	5.00	11-1-2030	1,000,000	1,065,170
Chicago IL Waterworks Second Lien Revenue Bonds Series 2004	5.00	11-1-2027	2,250,000	2,527,785
Chicago IL Waterworks Second Lien Revenue Bonds Series 2012	4.00	11-1-2020	770,000	793,893
Chicago IL Waterworks Second Lien Series 2017-2 (AGM Insured)	5.00	11-1-2037	1,000,000	1,094,610
				13,748,078

				130,276,725

Indiana : 3.53%
Health Revenue : 1.93%
Indiana Finance Authority Health System Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2034	5,360,000	5,470,470
Indiana Health & Educational Facility Financing Authority Series 2006B	1.75	11-15-2031	7,000,000	6,849,150
				12,319,620

Industrial Development Revenue : 0.17%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	1,000,000	1,064,580

Miscellaneous Revenue : 0.58%
Indiana Finance Authority Series M	5.00	7-1-2029	605,000	660,345
Indianapolis IN Local Public Improvement Series 2015E	5.00	1-1-2035	2,675,000	3,022,884
				3,683,229

Resource Recovery Revenue : 0.63%
Whiting IN BP Products North America Incorporated Project	2.31	12-1-2044	4,000,000	4,007,880

Water & Sewer Revenue : 0.22%
Indiana Finance Authority Wastewater Utility Project Series A	5.25	10-1-2031	1,310,000	1,416,162

				22,491,471

Iowa : 0.16%
Miscellaneous Revenue : 0.16%
Coralville IA Certificate of Participation	4.00	6-1-2020	500,000	504,150
Coralville IA Certificate of Participation	4.00	6-1-2021	500,000	505,905
				1,010,055

Kansas : 1.02%
Tax Revenue : 1.02%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	17,780,000	6,463,208

Kentucky : 1.47%
Transportation Revenue : 0.14%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2029	1,400,000	875,168

7

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
Utilities Revenue : 1.33%
Kentucky Public Energy Authority Gas Supply Series B	4.00%	1-1-2049	$6,500,000	$6,856,135
Paducah KY Electric Plant (AGM Insured)	5.00	10-1-2035	1,510,000	1,644,813
				8,500,948

				9,376,116

Louisiana : 0.25%
Airport Revenue : 0.08%
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A	6.50	1-1-2040	500,000	505,030

GO Revenue : 0.17%
Louisiana Series A	5.00	8-1-2026	1,000,000	1,105,010

				1,610,040

Maine : 0.06%
Airport Revenue : 0.06%
Portland ME General Airport	5.00	7-1-2022	150,000	162,657
Portland ME General Airport	5.00	7-1-2023	175,000	191,588
				354,245

Maryland : 0.40%
Education Revenue : 0.40%
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,000,000	981,350
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	1,500,000	1,568,955
				2,550,305

Massachusetts : 2.01%
Education Revenue : 0.02%
Massachusetts Development Finance Agency Sabis International Charter Series A	8.00	4-15-2039	100,000	106,132

Health Revenue : 0.88%
Massachusetts Development Finance Agency Partners Healthcare Series S-4	5.00	7-1-2038	5,000,000	5,612,900

Tax Revenue : 1.11%
Massachusetts School Building Authority Series A	5.00	11-15-2034	1,470,000	1,660,174
Massachusetts Series D	4.00	5-1-2036	5,225,000	5,410,122
				7,070,296

				12,789,328

Michigan : 6.81%
Education Revenue : 0.19%
Michigan Public Educational Facilities Authority Bradford Academy Project ††	8.00	9-1-2021	80,000	69,294
Michigan Public Educational Facilities Authority Landmark Academy Project Series 2010	6.00	6-1-2020	205,000	204,883
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A	6.50	12-15-2036	490,000	493,871
Western Michigan University	5.25	11-15-2031	400,000	447,236
				1,215,284

8

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
GO Revenue : 0.14%
Wayne County MI Building Improvement Series A	6.75%	11-1-2039	$880,000	$889,478

Health Revenue : 1.85%
Michigan Finance Authority Trinity Health Credit Group Series A	5.00	12-1-2047	11,000,000	11,770,110

Miscellaneous Revenue : 0.31%
Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00	11-1-2048	2,000,000	1,986,080

Tax Revenue : 1.44%
Michigan Strategic Fund Limited Obligation Events Center Project Series A	4.13	7-1-2045	7,500,000	7,512,150
Taylor MI Tax Increment Refunding Bond Series B (AGM Insured)	4.00	5-1-2020	785,000	786,115
Taylor MI Tax Increment Refunding Bond Series B (AGM Insured)	4.00	5-1-2021	870,000	871,218
				9,169,483

Water & Sewer Revenue : 2.88%
Detroit MI Water Supply System Second Lien Series B (AGM Insured)	7.00	7-1-2036	715,000	741,677
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00	7-1-2036	3,560,000	3,937,253
Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	4,000,000	4,058,440
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	4,000,000	4,088,120
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	4,000,000	4,383,840
Michigan Finance Authority Local Government Loan Program Series D4	5.00	7-1-2029	1,000,000	1,097,070
				18,306,400

				43,336,835

Minnesota : 0.43%
Education Revenue : 0.08%
Independence MN Charter School Lease Series A	4.25	7-1-2026	500,000	493,800

Miscellaneous Revenue : 0.35%
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (AGM Insured, U.S. Bank NA SPA) ø	1.70	8-15-2037	2,225,000	2,225,000

				2,718,800

Mississippi : 1.81%
Industrial Development Revenue : 0.79%
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series F ø	1.72	12-1-2030	5,000,000	5,000,000

Miscellaneous Revenue : 0.70%
Mississippi City of Jackson Convention Center Series A (Municipal Government Guaranty Insured)	5.00	3-1-2026	3,050,000	3,375,771
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	1,000,000	1,074,080
				4,449,851

Resource Recovery Revenue : 0.32%
Mississippi Business Finance Corporation AMT Waste Pro USA Incorporated Project 144A	5.00	2-1-2036	2,000,000	2,061,660

				11,511,511

9

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
Missouri : 0.25%
Health Revenue : 0.17%
Missouri HEFA	5.00%	2-1-2021	$800,000	$842,560
Missouri HEFA	5.00	2-1-2022	220,000	235,426
				1,077,986

Tax Revenue : 0.08%
Raymore MO Tax Increment Refunding & Improvement Raymore Galleria Project Series A	4.00	5-1-2020	515,000	517,379

				1,595,365

New Hampshire : 0.69%
Water & Sewer Revenue : 0.69%
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2026	1,000,000	1,096,990
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2027	845,000	934,012
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	1,690,000	1,844,922
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	480,000	528,614
				4,404,538

New Jersey : 6.46%
Education Revenue : 1.30%
New Jersey EDA Educational Facilities Series AB	5.00	6-1-2022	1,875,000	2,008,163
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.00	7-1-2027	500,000	514,960
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.25	7-1-2037	1,500,000	1,519,815
New Jersey EDA Student Loan Series 1	5.50	12-1-2021	2,900,000	3,153,750
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00	6-15-2025	1,000,000	1,088,210
				8,284,898

GO Revenue : 0.61%
City of Bayonne NJ School District (AGM Insured)	5.00	7-15-2021	1,300,000	1,394,887
Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	2,355,000	2,469,359
				3,864,246
Housing Revenue : 1.68%
New Jersey Housing and Mortgage Finance Agency Series B	3.40	4-1-2026	4,430,000	4,403,907
New Jersey Housing and Mortgage Finance Agency Series B	3.30	10-1-2025	4,400,000	4,367,396
New Jersey Housing and Mortgage Finance Agency Series B	3.45	10-1-2026	1,940,000	1,929,272
				10,700,575

Miscellaneous Revenue : 2.06%
Essex County NJ Improvement Authority Lease Newark Project Series A	6.25	11-1-2030	1,490,000	1,551,090
New Jersey EDA Police Barracks Project	5.00	6-15-2020	285,000	297,281

New Jersey EDA Prerefunded Bond Motor Vehicle Surcharges Series A (National Insured)	5.25	7-1-2026	45,000	53,560
New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2027	3,150,000	3,354,876
New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2028	5,000,000	5,314,650
New Jersey EDA Unrefunded Bond Motor Vehicle Surcharges Series A (National Insured)	5.25	7-1-2026	205,000	231,822
New Jersey TTFA Series A	5.00	6-15-2020	1,600,000	1,668,944

10

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
New Jersey TTFA Series A	5.25%	12-15-2022	$600,000	$654,144
				13,126,367

Transportation Revenue : 0.81%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,500,000	1,394,625
New Jersey TTFA Series A	5.00	6-15-2029	2,000,000	2,209,440
New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,567,590
				5,171,655

				41,147,741

New York : 4.53%
Airport Revenue : 0.20%
New York Transportation Development Corporation Special Facilities Laguardia Airport Project Series 2018	5.00	1-1-2030	1,135,000	1,265,604

Education Revenue : 0.67%
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	3,500,000	3,217,865
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	7.65	2-1-2044	500,000	513,595
Monroe County NY IDAG Refunding Bond Monroe Community College Association (AGM Insured)	5.00	1-15-2038	500,000	539,135
				4,270,595

GO Revenue : 0.20%
Nassau County NY Series F	5.00	10-1-2020	150,000	154,527
New York NY Series F-1	5.00	3-1-2032	1,000,000	1,097,700
				1,252,227

Health Revenue : 0.30%
Onondaga NY Civic Development Corporation St. Joseph’s Hospital Health Center Project Series A	4.63	7-1-2022	1,500,000	1,530,255
Onondaga NY Civic Development Corporation St. Joseph’s Hospital Health Center Project Series A	5.00	7-1-2019	390,000	398,947
				1,929,202

Miscellaneous Revenue : 0.03%
New York Dormitory Authority State University Educational Facilities Series A	5.50	5-15-2019	170,000	173,822

Tax Revenue : 1.37%
New York Dormitory Authority Series B Group C	5.00	2-15-2044	8,000,000	8,751,200

Tobacco Revenue : 0.09%
Suffolk NY Tobacco Asset Securitization Corporation	5.00	6-1-2024	500,000	549,565

Transportation Revenue : 0.90%
New York Metropolitan Transportation Authority Series C	5.25	11-15-2031	5,000,000	5,712,750

Utilities Revenue : 0.71%
New York NY IDA Brooklyn Navy Yard Cogeneration Partners LP	5.65	10-1-2028	1,500,000	1,514,340
New York NY IDA Brooklyn Navy Yard Cogeneration Partners LP	5.75	10-1-2036	3,000,000	3,028,680
				4,543,020

Water & Sewer Revenue : 0.06%
Western Nassau County NY Water Authority Series B	5.00	4-1-2025	340,000	387,403

				$28,835,388

11

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
Ohio : 1.79%
Health Revenue : 0.43%
Cleveland Cuyahoga County OH Port Authority Economic Development Center for Dialysis Care Project Series A	5.00%	12-1-2037	$2,700,000	2,749,518

Miscellaneous Revenue : 0.80%
Maple Heights OH City School District Certificate of Participation	6.00	11-1-2028	620,000	622,040
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	2,000,000	2,172,480
Ohio Private Activity Bond Series A (AGM Insured)	5.00	12-31-2029	2,070,000	2,281,119
				5,075,639

Resource Recovery Revenue : 0.56%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series E	5.63	10-1-2019	3,500,000	3,569,545

				11,394,702

Oklahoma : 0.47%
Health Revenue : 0.13%
Oklahoma Development Finance Authority OU Medicine Project Series B	5.50	8-15-2057	750,000	826,163

Miscellaneous Revenue : 0.34%
Garfield County OK Educational Facilities Authority Enid Public Schools Project	5.00	9-1-2027	1,895,000	2,164,488

				2,990,651

Oregon : 0.11%
Education Revenue : 0.03%
Oregon Facilities Authority Southern Oregon University Project (AGM Insured)	4.00	7-1-2023	185,000	193,915

Health Revenue : 0.08%
Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project	8.25	1-1-2038	500,000	507,775

				701,690

Pennsylvania : 7.41%
Airport Revenue : 0.42%
Philadelphia PA Airport Series A	5.00	7-1-2047	1,500,000	1,624,680
Philadelphia PA Airport Series B	5.00	7-1-2042	1,000,000	1,086,990
				2,711,670

Education Revenue : 0.99%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	405,000	422,484
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2021	660,000	698,471
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2023	760,000	826,052
Philadelphia PA Authority for Industrial Development Southwest Leadership Academy Series A	6.47	11-1-2037	2,500,000	2,407,200
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,113,270
Philadelphia PA IDA Discovery Charter School Project	5.00	4-1-2022	370,000	371,528
Philadelphia PA IDA Mariana Bracetti Academy Project	6.25	12-15-2021	155,000	166,242

12

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Philadelphia PA IDA New Foundations Charter School Project	6.00%	12-15-2027	$280,000	$303,022
				6,308,269

GO Revenue : 1.81%
Allegheny County PA Series C-72	5.25	12-1-2032	1,000,000	1,114,960
Philadelphia PA Refunding Bond Series A	5.25	7-15-2033	1,000,000	1,098,920
Philadelphia PA School District Series C	5.00	9-1-2020	250,000	262,563
Philadelphia PA School District Series E	5.25	9-1-2022	1,350,000	1,416,083
Philadelphia PA School District Series F	5.00	9-1-2036	3,000,000	3,265,350
Philadelphia PA School District Series F	5.00	9-1-2037	1,000,000	1,084,170
Philadelphia PA School District Unrefunded Bond Series F	5.00	9-1-2030	1,000,000	1,111,640
Philadelphia PA Series A	5.00	8-1-2025	1,905,000	2,147,430
				11,501,116

Health Revenue : 0.32%
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B	3.06	11-1-2039	2,000,000	2,030,500

Industrial Development Revenue : 0.85%
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	5,000,000	5,409,450

Miscellaneous Revenue : 2.22%
Commonwealth Financing Authority Pennsylvania Series B-1 (AGM Insured)	5.00	6-1-2025	500,000	568,380
Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	1,400,000	1,659,308
Philadelphia PA IDA Cultural & Commercial Corridors Program Series A	5.00	12-1-2025	1,995,000	2,261,412
Philadelphia PA Public School Building Authority Unrefunded Series A	5.00	6-1-2036	4,525,000	4,919,399
Philadelphia PA Public School Building Authority Harrisburg School District Project Series A (AGM Insured)	5.00	12-1-2023	1,710,000	1,896,595
Philadelphia PA Public School Building Authority Prerefunded Series A	5.00	6-1-2036	190,000	223,187
Philadelphia Pennsylvania Municipal Authority Revenue Refunding Bond City Agreement Juvenile	5.00	4-1-2033	2,355,000	2,587,274
				14,115,555

Resource Recovery Revenue : 0.00%
Delaware County PA IDA Resource Recovery Facility Series A	6.20	7-1-2019	5,000	5,012

Transportation Revenue : 0.39%
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,096,140
Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	1,150,000	1,399,159
				2,495,299

Water & Sewer Revenue : 0.41%
Philadelphia PA Water & Sewer Series B	5.00	7-1-2032	1,145,000	1,280,923
Reading PA Water Authority Series 2011	5.25	12-1-2036	1,250,000	1,347,575
				2,628,498

				47,205,369

South Carolina : 2.50%
Education Revenue : 0.16%
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.00	11-1-2033	1,000,000	1,052,330

Health Revenue : 0.23%
Lexington County SC Health Services District LexMed Obligated Group	5.00	11-1-2021	250,000	266,425

13

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Lexington County SC Health Services District LexMed Obligated Group	5.00%	11-1-2022	$1,120,000	$1,211,672
				1,478,097

Miscellaneous Revenue : 0.52%
South Carolina Public Service Authority Series C	5.00	12-1-2030	3,010,000	3,328,067

Resource Recovery Revenue : 0.24%
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.00	2-1-2035	1,500,000	1,507,650

Utilities Revenue : 0.50%
Patriots Energy Group Financing Agency SC Series A	4.00	10-1-2048	3,000,000	3,164,850

Water & Sewer Revenue : 0.85%
Columbia SC Waterworks & Sewer System	5.00	2-1-2043	5,000,000	5,417,850

				15,948,844

Tennessee : 3.23%
Health Revenue : 1.42%
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Series 2001B-1	1.55	11-15-2030	3,100,000	3,051,020
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (AGM Insured, U.S. Bank NA SPA) ø	1.63	6-1-2042	6,000,000	6,000,000
				9,051,020

Utilities Revenue : 1.81%
Tennessee Energy Acquisition Corporation	4.00	11-1-2049	8,000,000	8,402,480
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	3,000,000	3,140,550
				11,543,030

				20,594,050

Texas : 7.04%
Airport Revenue : 2.04%
Austin TX Airport System AMT	5.00	11-15-2044	2,500,000	2,699,150
Dallas-Fort Worth TX International Airport AMT Series D	5.00	11-1-2038	3,315,000	3,488,640
Dallas-Fort Worth TX International Airport Series H	5.00	11-1-2042	6,500,000	6,828,770
				13,016,560

Education Revenue : 1.14%
Arlington TX Higher Education Finance Corporation Universal Academy Project Series A	7.13	3-1-2044	1,250,000	1,277,663
Clifton TX Higher Educational Finance Corporation International Leadership Series A	5.50	8-15-2035	2,000,000	2,036,460
Clifton TX Higher Educational Finance Corporation International Leadership Series A	5.75	8-15-2038	1,000,000	1,026,140
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A	3.10	12-1-2022	1,545,000	1,539,577
Houston TX Higher Education Finance Corporation Series A	4.00	2-15-2022	120,000	122,828
New Hope Cultural Educational Facilities Finance Corporation Series A 144A	5.00	8-15-2026	500,000	508,925
Newark TX Higher Educatinal Finance Corporation Austin Achieve Public School Incorporated Series A	5.00	6-15-2032	750,000	751,703
				7,263,296

GO Revenue : 1.00%
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	1,000,000	1,153,350

14

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
San Antonio TX Independent School District	5.00%	8-15-2048	$4,700,000	$5,181,280
				6,334,630

Miscellaneous Revenue : 1.07%
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	5,995,000	6,169,634
Texas Transportation Commission Highway	5.00	4-1-2028	540,000	625,374
				6,795,008

Resource Recovery Revenue : 1.18%
Gulf Coast Waste Disposal Authority Waste Management of Texas Series B	2.25	5-1-2028	7,500,000	7,489,200

Transportation Revenue : 0.34%
North Texas Tollway Authority System Series B	5.00	1-1-2026	350,000	369,702
Texas Private Activity Bond Surface Transportation Corporation LBJ Infrastructure Project	7.50	6-30-2033	250,000	270,925
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	1,300,000	1,518,426
				2,159,053

Utilities Revenue : 0.05%
Texas SA Energy Acquisition Public Facility Corporation Gas Supply	5.50	8-1-2019	330,000	338,765

Water & Sewer Revenue : 0.22%
Upper Trinity TX Regional Water District (Build America Mutual Assurance Company Insured)	5.00	8-1-2028	750,000	845,918
Upper Trinity TX Regional Water District (Build America Mutual Assurance Company Insured)	5.00	8-1-2029	500,000	559,760
				1,405,678

				44,802,190

Utah : 0.85%
Education Revenue : 0.85%
Utah Charter School Finance Authority Christian School Early Light Academy Project 144A	4.50	7-15-2027	900,000	882,036
Utah Charter School Finance Authority Freedom Academy Foundation Project (CSCE Insured) 144A	5.25	6-15-2037	4,500,000	4,515,210
				5,397,246

Vermont : 0.42%
Airport Revenue : 0.02%
Burlington VT Airport (AGM Insured)	5.00	7-1-2019	100,000	102,060

Education Revenue : 0.40%
Vermont Student Assistance Corporation Series B Class B (1 Month LIBOR +1.00%) ±	3.11	6-2-2042	2,566,137	2,553,332

				2,655,392

Virginia : 0.67%
Transportation Revenue : 0.67%
Virginia Commonweallth Transportation Series A	5.00	5-15-2028	2,000,000	2,374,920

15

Portfolio of investments — September 30, 2018 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
Transportation Revenue (continued)
Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC Project	5.00%	7-1-2034	$1,800,000	$1,897,380
				4,272,300
Washington : 3.52%
GO Revenue : 2.02%
King County WA Public Hospital District #1 Series 2016	5.00	12-1-2036	475,000	523,422
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	5,500,000	6,081,185
Washington Series D	5.00	2-1-2037	5,620,000	6,283,891
				12,888,498

Health Revenue : 1.50%
Washington HCFR Catholic Health Initiatives Series A	5.00	1-1-2029	1,300,000	1,445,938
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.00%) ±##	2.56	1-1-2035	5,040,000	5,062,277
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) ±##	2.96	1-1-2035	3,000,000	3,044,670
				9,552,885

				22,441,383

Wisconsin : 3.50%
Airport Revenue : 0.43%
Wisconsin PFA Airport Facilities Series C	5.00	7-1-2042	2,585,000	2,700,524
Education Revenue : 1.78%
Wisconsin PFA Carolina International School Series A 144A	7.20	8-1-2048	1,000,000	1,076,420
Wisconsin PFA Lease Development University of Kansas Campus Development Project	5.00	3-1-2046	4,500,000	4,885,245
Wisconsin PFA Pine Lake Preparatory 144A	4.95	3-1-2030	1,370,000	1,400,140
Wisconsin PFA Research Triangle High School Project Series 2015-A 144A	5.63	7-1-2045	1,790,000	1,787,136
Wisconsin PFA Research Triangle High School Project Series A 144A	4.38	7-1-2025	460,000	462,245
Wisconsin PFA Research Triangle High School Project Series A 144A	5.38	7-1-2035	1,730,000	1,731,369
				11,342,555

Tax Revenue : 1.29%
Mount Pleasant WI Series A %%	5.00	4-1-2043	5,000,000	5,491,100
Mount Pleasant WI Series A %%	5.00	4-1-2048	2,500,000	2,735,100
				8,226,200

				22,269,279

Total Municipal Obligations (Cost $632,100,793)				636,028,247

	Yield		Shares
Short-Term Investments : 0.27%
Investment Companies : 0.27%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##	1.46		1,736,803	1,738,713

Total Short-Term Investments (Cost $1,738,713)				1,738,713

Total investments in securities (Cost $633,839,506)	100.15%			$637,766,960
Other assets and liabilities, net	(0.15)			(940,693)

Total net assets	100.00%			$636,826,267

16

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2018 (unaudited)

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

††	On the last interest date, partial interest was paid.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
%%	The security is issued on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
CAB	Capital appreciation bond
CDA	Community Development Authority
DW&P	Department of Water & Power
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
IDAG	Industrial Development Agency
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

17

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	2,218,109	156,188,401	156,669,707	1,736,803	$1,738,713	0.27%

Wells Fargo CoreBuilder Shares – Series M (the “Fund”)

Notes to Portfolio of investments – September 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$636,028,247	$0	$636,028,247
Short-term investments
Investment companies	1,738,713	0	0	1,738,713

Total assets	$1,738,713	$636,028,247	$0	$637,766,960

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At September 30, 2018, the Fund did not have any transfers into/out of Level 3.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: November 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: November 23, 2018

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date: November 23, 2018

By:	/s/ Jeremey DePalma
Jeremy DePalma
Treasurer

Date: November 23, 2018